Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Short Duration Tax Free Fund
Intermediate Tax Free Fund
National Tax Free Fund
High Yield Municipal Bond Fund

Short Duration High Yield Municipal Bond Fund
California Tax Free Fund
New Jersey Tax Free Fund
New York Tax Free Fund

For the period ended June 30, 2021

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 91.70%

Corporate-Backed 7.70%
Allegheny Co IDA - US Steel	4.875%		11/1/2024	B-	$4,500	$4,914,728
Burke Co Dev - Oglethorpe Power	1.50%	#(a)	1/1/2040	BBB+	3,750	3,840,255
Charles City EDA - Waste Mgmt	2.875%	#(a)	2/1/2029	A-	4,500	5,044,491
Downtown Doral CDD†	3.875%		12/15/2023	NR	160	164,953
Farmington Poll Ctl - NM Pub Svc	1.10%	#(a)	6/1/2040	BBB	16,000	16,222,803
IA Fin Auth - Iowa Fertilizer Co	3.125%		12/1/2022	BB-	1,125	1,148,563
LA St John Parish - Marathon Oil	2.10%	#(a)	6/1/2037	BBB-	8,000	8,285,668
LA St John Parish - Marathon Oil	2.125%	#(a)	6/1/2037	BBB-	5,650	5,855,922
LA St John Parish - Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	2,000	2,093,747
LA St John Parish - Marathon Oil	2.375%	#(a)	6/1/2037	BBB-	2,575	2,717,475
Lancaster Port Auth Gas Rev	5.00%	#(a)	8/1/2049	Aa2	10,000	11,520,532
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-	1,400	1,506,023
Matagorda Co Nav Dist - AEP TX Central (AMBAC)	4.40%		5/1/2030	A-	1,500	1,828,319
Mobile IDB - AL Power	1.00%	#(a)	6/1/2034	A1	3,100	3,143,301
Mobile IDB - AL Power	2.90%	#(a)	7/15/2034	A1	20,000	21,208,342
Nez Perce Co Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-	11,310	12,064,339
NH Bus Fin Auth- United Illuminating	2.80%	#(a)	10/1/2033	A-	5,000	5,223,655
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	750	792,193
OH Air Dev Auth - AEP	1.90%	#(a)	5/1/2026	BBB+	2,000	2,082,138
OH Air Dev Auth - AEP	2.40%	#(a)	12/1/2038	BBB+	10,700	11,348,090
OH State Solid Waste - Republic Services	0.12%	#(a)	11/1/2035	BBB+	16,000	15,999,248
OR Bus Dev Comn - Intel Corp	2.40%	#(a)	12/1/2040	A+	10,500	10,937,427
Parish of St James - Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	3,500	4,026,167
Selma IDB - Intl Paper	2.00%	#(a)	11/1/2033	BBB	2,625	2,757,748
St Charles Parish - Valero Energy	4.00%	#(a)	12/1/2040	BBB	6,625	6,842,381
Tuscaloosa IDA - Hunt Refining†	4.50%		5/1/2032	NR	1,370	1,491,756
Warren Co - Intl Paper	2.90%	#(a)	9/1/2032	BBB	4,250	4,480,571
WI PFA - American Dream†	5.00%		12/1/2027	NR	1,455	1,590,733
Wise Co IDA - VA Elec & Pwr	1.20%	#(a)	11/1/2040	A2	5,470	5,598,385
Total						174,729,953

Education 1.57%
CA Muni Fin Auth- William Jessup U	5.00%		8/1/2022	NR	750	777,282
Cap Trust Agy - Renaissance Chtr Sch†	4.00%		6/15/2029	NR	1,415	1,524,919
Chicago Brd Ed	5.00%		12/1/2022	BB	1,000	1,063,953	(b)
Gloucester Co Impt Auth - Rowan University	0.60%		3/1/2024	NR	1,800	1,800,775

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2022	BBB-	$355	$364,587
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2023	BBB-	410	437,443
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2024	BBB-	640	693,808
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2025	BBB-	675	749,051
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2021	Baa3	500	503,880
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2022	Baa3	500	527,523
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2028	Baa3	1,135	1,451,703
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2029	Baa3	630	822,477
MA DFA - Williams Clg(c)	0.45%	#(a)	7/1/2041	AA+	3,500	3,493,698
Multnomah Co Hsp Facs - Mirabella	5.00%		10/1/2024	NR	1,255	1,334,329
NY Dorm - Mt Sinai Sch Med	5.00%		7/1/2021	A-	2,000	2,000,000
NYC IDA - Yankee Stadium (AGM)	5.00%		3/1/2028	AA	1,350	1,687,049
OH Hgr Ed Facs - Dayton Univ (AMBAC)	2.471% (CPI Based	)#	12/1/2022	A+	2,000	2,052,004
OH HI Ed - Case Western Univ	0.484% (1 Mo. LIBOR * .70 + .42%	)#	10/1/2044	AA-	8,000	8,004,260
Troy Cap Res Corp - RPI	5.00%		8/1/2021	A3	445	446,738
Troy Cap Res Corp - RPI	5.00%		8/1/2022	A3	1,000	1,052,314
Univ of CA	4.25%		5/15/2039	AA	3,000	3,313,076
University of CA	5.00%		5/15/2024	AA-	1,250	1,419,452
Total						35,520,321

Energy 1.47%
KY Public Energy Auth - BP	4.00%	#(a)	12/1/2050	A2	5,000	5,767,056
PEFA Gas - Goldman Sachs	5.00%	#(a)	9/1/2049	A3	23,000	27,665,368
Total						33,432,424

General Obligation 24.58%
Addison CSD	1.50%		6/28/2022	NR	13,287	13,463,189
Auburn CSD	1.50%		6/22/2022	NR	22,950	23,254,179
Binghamton CSD	1.50%		11/12/2021	NR	7,695	7,733,922
Brockton MA GO	1.50%		6/17/2022	NR	16,494	16,707,730
CA State GO	5.00%		8/1/2026	Aa2	7,485	8,868,797
Chicago Brd Ed	4.00%		12/1/2021	BB	3,400	3,451,298
Chicago Brd Ed	4.00%		12/1/2021	BB	4,750	4,821,666	(b)
Chicago Brd Ed	4.00%		12/1/2022	BB	3,555	3,732,310
Chicago Brd Ed	4.00%		12/1/2022	BB	4,000	4,199,505	(b)

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Chicago Brd Ed	5.00%	12/1/2021	BB	$365	$372,015
Chicago Brd Ed	5.00%	12/1/2022	BB	3,670	3,904,706
Chicago Brd Ed	5.00%	12/1/2023	BB	3,330	3,683,400
Chicago Brd Ed	5.00%	12/1/2025	BB	10,000	11,827,832
Chicago Brd Ed	5.00%	12/1/2031	BB	3,875	5,085,237
Chicago Brd Ed (AGM)	5.00%	12/1/2033	AA	1,850	2,310,592
Chicago Brd Ed (AGM)	5.00%	12/1/2034	AA	4,300	5,360,353
Chicago GO	5.00%	1/1/2027	BBB+	6,700	8,156,599
Chicago GO	5.00%	1/1/2028	BBB+	4,900	6,113,378
Chicago GO	5.25%	1/1/2023	BBB+	1,235	1,320,975
Chicago GO	5.25%	1/1/2027	BBB+	1,665	1,914,816
Chicago Met Water Reclmtn Dist	5.00%	12/1/2022	AA	5,000	5,338,252
Clark Co SD (AGM)	3.00%	6/15/2024	AA	575	620,364
Clark Co SD (AGM)	3.00%	6/15/2025	AA	650	714,310
Clark Co SD (AGM)	5.00%	6/15/2026	AA	500	606,255
Clark Co SD (AGM)	5.00%	6/15/2027	AA	1,000	1,246,304
Cook Co GO	5.00%	11/15/2026	A+	3,900	4,756,259
Cook Co GO	5.00%	11/15/2027	A+	2,000	2,498,176
Cook Co GO	5.00%	11/15/2028	A+	2,300	2,935,845
Corinth CSD	1.50%	7/23/2021	NR	11,490	11,498,299
CT State GO	5.00%	8/15/2021	Aa3	5,000	5,029,196
CT State GO	5.00%	6/15/2022	Aa3	3,250	3,401,322
CT State GO	5.00%	11/1/2022	Aa3	7,700	7,823,613
CT State GO	5.00%	4/15/2025	Aa3	7,000	8,208,405
CT State GO	5.00%	10/15/2026	Aa3	5,000	6,147,965
CT State GO	5.00%	9/15/2030	Aa3	1,725	1,816,937
Fall River BANS	1.50%	2/4/2022	NR	16,759	16,896,322
Florence NJ GO	1.50%	6/8/2022	NR	10,007	10,133,398
Geneva City SD	1.50%	6/24/2022	NR	23,930	24,246,606
Germantown CSD	1.25%	6/24/2022	NR	10,120	10,228,113
Hannibal CSD	1.50%	6/29/2022	NR	25,000	25,335,447
HI State GO	5.00%	11/1/2021	AA+	5,000	5,081,305
IL State GO	5.00%	11/1/2023	Baa2	10,000	11,044,807
IL State GO	5.00%	3/1/2026	Baa2	2,500	2,970,794
IL State GO	5.00%	3/1/2027	Baa2	4,000	4,861,228
IL State GO	5.00%	3/1/2028	Baa2	2,500	3,100,700
IL State GO	5.00%	3/1/2029	Baa2	4,000	5,059,795
IL State GO	5.125%	5/1/2022	Baa2	2,500	2,601,797

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
IL State GO	5.25%		2/1/2030	Baa2	$3,000	$3,320,404
IL State GO	5.375%		5/1/2023	Baa2	3,000	3,273,290
Johnson City CSD	1.50%		8/6/2021	NR	1,145	1,146,390
Katy TX ISD	0.329% (1 Mo. LIBOR * .67 + .28%	)#	8/15/2036	AAA	16,670	16,671,854
Massena CSD	1.50%		8/27/2021	NR	12,000	12,024,818
Medina CSD	1.50%		7/16/2021	NR	14,000	14,007,728
Moorestown GO	2.50%		7/30/2021	NR	12,282	12,305,858
New Caney ISD	3.00%	#(a)	2/15/2050	Aaa	5,000	5,017,198
Newark NJ GO	2.00%		10/5/2021	NR	4,200	4,218,732
NJ State GO	2.00%		6/1/2027	A3	5,000	5,290,754
NJ State GO	5.00%		6/1/2026	A3	8,000	9,680,333
NY Dorm - Sch Dist (AGM)	5.00%		10/1/2024	AA	2,250	2,590,100
NY Dorm - Sch Dist (AGM)	5.00%		10/1/2025	AA	1,650	1,963,627
NYC GO	5.00%		8/1/2021	AA	7,410	7,439,181
NYC GO	5.00%		10/1/2033	AA	3,190	3,383,948
NYC GO	5.00%	#(a)	6/1/2044	AA	8,500	9,935,289
Orleans BANS	1.50%		2/4/2022	NR	9,468	9,546,121
Oswego CSD	1.50%		7/23/2021	NR	1,175	1,175,899
PA State GO	5.00%		5/1/2027	Aa3	5,000	6,234,063
Philadelphia GO	5.00%		2/1/2025	A	2,140	2,479,943
Philadelphia GO	5.00%		2/1/2026	A	1,000	1,197,402
Philadelphia GO	5.00%		2/1/2027	A	1,250	1,550,872
Philadelphia GO	5.00%		2/1/2028	A	2,000	2,519,337
Philadelphia Sch Dist	5.00%		9/1/2021	A2	1,500	1,511,665
Philadelphia Sch Dist	5.00%		9/1/2022	A2	1,150	1,213,360
Philadelphia Sch Dist	5.00%		9/1/2023	A2	1,250	1,374,460
Philadelphia Sch Dist	5.00%		9/1/2024	A2	900	1,027,656
Philadelphia Sch Dist	5.00%		9/1/2025	A2	1,200	1,417,096
Philadelphia Sch Dist (The)	5.00%		9/1/2021	A2	930	937,233	(b)
Philadelphia Sch Dist (The)	5.00%		9/1/2022	A2	550	580,302	(b)
Philadelphia Sch Dist (The)	5.00%		9/1/2023	A2	500	549,784
Pittsfield GO BANS	1.00%		2/25/2022	NR	7,184	7,225,895
Prince Georges Co GO	4.00%		8/1/2031	AAA	7,690	8,299,754
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa3	1,520	1,531,193
Saranac CSD	1.50%		7/15/2021	NR	16,800	16,807,810
Suffolk Co GO	2.00%		7/22/2021	NR	16,000	16,016,650
Triborough Brdg & Tunl Auth	5.00%		11/1/2025	A1	15,000	17,892,663

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
Truro MA GO	1.50%		6/10/2022	NR		$9,755	$9,878,947
Wappingers CSD	2.00%		8/12/2021	NR		1,762	1,766,150
Western Placer SD	2.00%		6/1/2025	NR		2,000	2,061,112
Western Placer SD	2.00%		6/1/2025	NR		4,750	4,883,169
Wildwood Crest GO	2.00%		3/17/2022	NR		5,000	5,067,181
Total							557,499,534

Health Care 13.71%
Allegheny Co Hosp Auth - UPMC	5.00%		7/15/2029	A		4,000	5,217,110
Allegheny County Health Network	5.00%		4/1/2026	A		2,500	3,010,021
Berks Co IDA - Tower Hlth	5.00%	#(a)	2/1/2040	BB-		5,000	5,305,694
CA Stwde - Viamonte	3.00%		7/1/2026	AA-		4,500	4,508,818
CA Stwde - Viamonte	3.00%		7/1/2027	AA-		2,250	2,254,307
Cheyenne Regional Medical Center	4.00%		5/1/2025	A		250	282,485
Cheyenne Regional Medical Center	4.00%		5/1/2026	A		200	230,877
Cheyenne Regional Medical Center	4.00%		5/1/2027	A		355	417,245
City of Atlantic Beach Fl - Fleet Landing	3.00%		11/15/2023	BBB	(d)	2,800	2,804,548
CO Hlth Fac Auth - CommonSpirit	5.00%	#(a)	8/1/2049	BBB+		8,085	9,696,207
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2025	BBB-		1,500	1,717,832
DC Hsp - Childrens Ntl Hsp	5.00%		7/15/2021	A1		1,215	1,217,101
Duluth EDA - St Lukes Hsp	4.75%		6/15/2022	NR		735	757,798
Eisenhower Med Ctr	5.00%		7/1/2026	Baa2		1,345	1,611,737
Franklin Co IDA - Menno-Haven	5.00%		12/1/2023	NR		500	538,114
Geisinger Health	5.00%	#(a)	4/1/2043	AA-		17,000	20,647,015
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2021	A-		1,750	1,750,000
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2022	A-		2,000	2,093,337
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2023	A-		1,500	1,635,897
Harris Co Edu Fac - Hermann Health	0.60% (MUNIPSA * 1 + .57%	)#	12/1/2049	A+		7,770	7,740,312
IL Fin Auth - Northshore Univ Hlth	5.00%		8/15/2028	AA-		2,000	2,566,296
IL Fin Auth - Northshore Univ Hlth	5.00%		8/15/2029	AA-		2,000	2,616,598
IL Fin Auth - Northwestern Mem Hlth	5.00%	#(a)	7/15/2057	AA+		4,000	4,277,332
IL Fin Auth - OSF Hlth	5.00%	#(a)	5/15/2050	A		4,500	5,399,632
IL Fin Auth - Plymouth Place	5.00%		5/15/2025	BB+	(d)	1,005	1,114,326
IL Fin Auth - Presence Health	5.00%		2/15/2022	AA+		4,000	4,121,110
IL Fin Auth - Rush Univ Med	5.00%		11/15/2021	A+		695	707,289
IN Fin Auth - Indiana Univ Hlth(c)	0.70%	#(a)	12/1/2046	AA		7,000	7,001,141

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Kirkwood IDA - Aberdeen Hts	5.00%		5/15/2022	BB	(d)	$805	$830,370
KS Hlth Facs- Adventhealth Obligated(c)	5.00%	#(a)	11/15/2054	AA		7,000	9,026,819
Lee Memorial Hlth System	5.00%		4/1/2025	A+		2,625	3,051,668
Lehigh Co - Lehigh Valley Health Network	5.00%		7/1/2026	A+		1,755	2,139,496
Lenexa KS Hlth Facs - Lakeview Village	5.00%		5/15/2022	BB+	(d)	1,720	1,774,968
Lenexa KS Hlth Facs - Lakeview Village	5.00%		5/15/2025	BB+	(d)	990	1,114,202
MA DFA - Beth Israel Lahey Hlth	4.00%		7/1/2021	A		700	700,000
MA DFA - Beth Israel Lahey Hlth	4.00%		7/1/2022	A		500	518,769
MA DFA - Beth Israel Lahey Hlth	5.00%		7/1/2023	A		600	656,378
MA DFA - Partners Hlth	0.53% (MUNIPSA * 1 + .50%	)#	7/1/2038	AA-		5,000	5,018,625
MA DFA - Wellforce Hlth	5.00%		7/1/2022	BBB+		1,225	1,281,160
MA DFA - Wellforce Hlth	5.00%		7/1/2024	BBB+		2,030	2,293,774
MA DFA - Wellforce Hlth	5.00%		7/1/2025	BBB+		800	934,139
Maricopa Co IDA - Banner Health	0.60% (MUNIPSA * 1 + .57%	)#	1/1/2035	AA-		4,730	4,712,151
Maricopa Co IDA - Honor Health	5.00%		9/1/2021	A2		750	755,946
Maricopa Co IDA - Honor Health	5.00%		9/1/2022	A2		750	792,138
MD Hlth & HI ED - Univ of MD Med	5.00%	#(a)	7/1/2045	A		6,250	7,187,011
MI Fin Auth - Trinity Health	5.00%		12/1/2026	AA-		2,250	2,776,910
Miami-Dade Co Pub Facs - Jackson Health	5.00%		6/1/2026	Aa3		4,165	4,878,880
MO Hlth Ed - BJC Hlth	4.00%	#(a)	5/1/2051	AA		12,000	13,933,170
Monroeville Pa Fin Auth - UPMC Hlth	3.00%		2/15/2023	A		2,510	2,589,575
Montgomery Co IDA - Jefferson Hlth	5.00%		9/1/2026	A		1,150	1,390,045
Montgomery Co IDA - Jefferson Hlth	5.00%		9/1/2027	A		1,500	1,860,355
Montgomery Co IDA - Jefferson Hlth	5.00%		9/1/2028	A		1,850	2,345,403
Montgomery Co IDA - Jefferson Hlth	5.00%		9/1/2029	A		1,000	1,292,287
Montgomery Co IDA - Whitemarsh	4.00%		1/1/2023	NR		90	92,703
NC Med - Southminster	5.00%		10/1/2023	NR		750	806,738
NC Med Care - Caromont Hlth	5.00%	#(a)	2/1/2051	AA-		5,000	6,004,567
NC Med Care Comm - Wake Forest Baptist	2.20%	#(a)	12/1/2048	AA-		22,500	22,885,850
NJ Hlth - Hackensack Meridian Hlth	5.00%		7/1/2026	AA-		3,900	4,747,981
NJ Hlth - Hackensack Meridian Hlth	5.00%		7/1/2027	AA-		3,645	3,812,855
NJ Hlth - St Peters Univ Hsp	5.75%		7/1/2037	BB+		3,250	3,260,784
NJ Hlth - Univ Hosp (AGM)	5.00%		7/1/2021	AA		900	900,000
NJ Hlth Fin Auth - Valley Health	5.00%		7/1/2026	A		1,800	2,185,433

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
NJ Hlth Fin Auth - Valley Health	5.00%		7/1/2027	A		$1,250	$1,558,901
Northampton Co - St. Lukes Univ Hlth	1.105% (1 Mo. LIBOR * .70 + 1.04%	)#	8/15/2048	A-		8,000	8,049,008
NY Dorm - Montefiore	5.00%		9/1/2027	BBB		1,400	1,729,722
NY Dorm - Montefiore	5.00%		9/1/2028	BBB		1,500	1,892,250
NY Dorm - Montefiore	5.00%		9/1/2029	BBB		1,750	2,247,401
NY Dorm - Montefiore	5.00%		9/1/2030	BBB		2,200	2,834,689
NY Dorm - Montefiore Ob Group	5.00%		8/1/2024	BBB		1,500	1,699,783
NY Dorm - Orange Regl Med Ctr†	4.00%		12/1/2021	BBB-		1,700	1,725,430
NYC IDA - Yankee Stadium (AGM)	5.00%		3/1/2029	AA		2,000	2,549,824
OH Hosp Rev - University Hospitals	4.00%		1/15/2028	A		500	591,945
OH Hosp Rev - University Hospitals	5.00%		1/15/2026	A		500	594,668
OH Hosp Rev - University Hospitals	5.00%		1/15/2027	A		250	305,054
OK DFA - OU Med	5.00%		8/15/2025	Baa3		550	637,848
OK DFA - OU Med	5.00%		8/15/2026	Baa3		800	952,969
Oneida Co - Mohawk Valley Hlth (AGM)	5.00%		12/1/2027	AA		1,400	1,544,050
Oneida Co - Mohawk Valley Hlth (AGM)	5.00%		12/1/2028	AA		1,000	1,099,927
Oneida Co - Mohawk Valley Hlth (AGM)	5.00%		12/1/2029	AA		1,000	1,097,093
Owensboro Health	5.00%		6/1/2025	Baa2		1,400	1,597,849
PA Hgr Ed - UPenn Hlth	5.00%		8/15/2027	AA		1,250	1,570,605
PA Hgr Ed - UPenn Hlth	5.00%		8/15/2028	AA		1,565	2,013,110
Palomar Health†	5.00%		11/1/2027	BBB		5,230	6,177,769
Palomar Hlth	5.00%		11/1/2021	BBB		500	507,083
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2027	BBB-		5,000	5,947,998
Sante Fe Retirement Facs- El Castillo	2.25%		5/15/2024	BB+	(d)	600	602,443
SE Port Auth - Memorial Hlth	5.00%		12/1/2022	BB-	(d)	1,575	1,627,863
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2022	AA-		1,000	1,053,479
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2023	AA-		1,350	1,483,308
Southcentral PA Auth - Wellspan Hlth	0.63% (MUNIPSA * 1 + .60%	)#	6/1/2049	Aa3		9,000	9,063,193
Tampa Hlth - Baycare Health	4.00%		11/15/2033	Aa2		11,250	11,496,345
Tulsa Co Industrial Auth - Montereau	5.00%		11/15/2026	BBB-	(d)	500	588,246
WA HFC – CommonSpirit	1.43% (MUNIPSA * 1 + 1.40%	)#	1/1/2035	BBB+		2,000	2,012,194
WA Hlth - Fred Hutchinson Cancer Ctr	1.161% (1 Mo. LIBOR * .67 + 1.10%	)#	1/1/2042	A+		4,000	4,011,070

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
WI Hlth & Ed - American Baptist	3.50%		8/1/2022	NR	$185	$186,029
WI Hlth & Ed - Marshfield Hlth	5.00%	#(a)	2/15/2052	A-	9,000	10,203,267
Total						311,043,742

Housing 4.36%
CA HFA - MFH	4.00%		3/20/2033	NR	1,661	1,959,403
CT State Hsg Fin Auth	4.00%		5/15/2049	AAA	5,065	5,734,013
MD State Hsg CDA	3.50%		3/1/2050	Aa1	9,115	9,973,075
MD State Hsg Dev Admn	4.00%		9/1/2049	Aa1	4,290	4,749,668
MI State Hsg Dev Auth	4.25%		12/1/2049	AA+	5,095	5,688,224
MN HFA (GNMA)	3.00%		1/1/2052	AA+	7,000	7,695,091
MN State Hsg Fin Agy (GNMA)	4.25%		7/1/2049	AA+	4,075	4,569,041
MO State Hsg Dev Cmmn (GNMA)	4.25%		5/1/2047	AA+	4,310	4,816,131
NC State Hsg Fin Agy (GNMA)	4.00%		1/1/2050	AA+	4,355	4,810,820
ND State Hsg Fin Agy	4.00%		1/1/2050	Aa1	4,550	5,161,912
NY Mortgage Rev	3.50%		4/1/2049	Aa1	1,800	1,931,486
NYC HDC	0.70%	#(a)	5/1/2060	AA+	2,000	2,006,968
NYS HFA L-2	0.75%		11/1/2025	Aa2	12,000	12,020,036
NYS HFA M-2	0.75%		11/1/2025	Aa2	5,000	5,008,349
OH State Fin Agy	4.50%		3/1/2050	Aaa	4,635	5,209,358
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2023	Baa3	100	108,243
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2026	Baa3	175	207,441
SC State Hsg Fin Auth	4.00%		1/1/2050	Aaa	4,320	4,867,308
TN HDA	3.00%		1/1/2051	AA+	5,275	5,752,144
WI Hsg & EDA	0.50%	#(a)	11/1/2050	AA	2,250	2,248,734
WI St Hsg & Eco	3.00%		3/1/2052	AA	4,000	4,398,268
Total						98,915,713

Lease Obligations 4.48%
CA Pub Wks - Lease Rev	5.00%		10/1/2026	Aa3	1,500	1,842,300
CA Pub Wks - Lease Rev	5.00%		10/1/2027	Aa3	3,300	4,155,651
CA State GO	5.00%		12/1/2027	Aa2	20,000	25,350,148
Comm of PA COPS	5.00%		7/1/2023	A	500	546,666
Comm of PA COPS	5.00%		7/1/2025	A	500	581,474
Nassau Health Care Corp(c)	5.00%		8/1/2024	A+	4,000	4,556,476
Nassau Health Care Corp(c)	5.00%		8/1/2025	A+	7,000	8,235,019
NJ EDA - Sch Facs	5.00%		3/1/2022	Baa1	2,310	2,382,747

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ EDA - Sch Facs	5.00%		6/15/2022	Baa1	$515	$538,218
NJ EDA - Sch Facs	5.00%		6/15/2022	Baa1	900	940,574
NJ EDA - Sch Facs	5.00%		11/1/2022	Baa1	3,275	3,480,934
NJ EDA - Sch Facs	5.00%		3/1/2023	Baa1	3,565	3,842,527
NJ EDA - Sch Facs	5.00%		3/1/2025	Baa1	5,205	5,610,517
NJ EDA - Sch Facs	5.00%		6/15/2025	Baa1	1,250	1,464,109
NJ EDA - Sch Facs	5.00%		6/15/2026	Baa1	4,000	4,819,487
NJ EDA - Sch Facs	5.00%		6/15/2027	Baa1	410	505,983
NJ EDA - Sch Facs	5.00%		6/15/2028	Baa1	400	503,842
NJ EDA - Sch Facs	5.00%		6/15/2029	Baa1	500	639,245
NJ Trans Trust Fund	5.00%		12/15/2023	Baa1	1,250	1,392,886
NJ Trans Trust Fund	5.00%		12/15/2024	Baa1	7,000	8,085,739
NJ Trans Trust Fund	5.00%		12/15/2025	Baa1	12,500	14,887,120
NYC Eductnl Const	5.00%		4/1/2025	AA-	3,510	4,101,873
NYC Eductnl Const	5.00%		4/1/2026	AA-	2,690	3,238,783
Total						101,702,318

Other Revenue 3.06%
Black Belt Energy Gas District : Gas Prepay
Revenue Bonds (Project #4)	4.00%	#(a)	12/1/2049	A1	12,325	14,072,594
CA Infra & Econ Dev - Academy of Sciences	0.38% (MUNIPSA * 1 + .35%	)#	8/1/2047	A2	6,000	6,001,296
CA Infra & Econ Dev - LA Co Museum of Art	0.73% (MUNIPSA * 1 + .70%	)#	12/1/2050	A3	6,500	6,589,753
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2026	NR	1,605	1,894,558
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2028	NR	1,920	2,245,101
Lower AL Gas Dist - Goldman Sachs	4.00%	#(a)	12/1/2050	A2	19,250	21,902,396
Main St Nat Gas - Macquarie	5.00%		5/15/2025	A3	4,850	5,658,761
Maricopa Co - Legacy Schools†	4.00%		7/1/2029	BB+	500	565,723
Patriots Energy Group - RBC	4.00%	#(a)	10/1/2048	Aa2	8,000	8,685,439
Pima Co IDA - Edkey Chtr Sch†	3.50%		7/1/2025	NR	1,605	1,670,631
Total						69,286,252

Special Tax 1.60%
Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba3	290	299,948
Allentown Neighborhood Impt†	5.00%		5/1/2023	Ba3	130	139,619
Allentown Neighborhood Impt†	5.00%		5/1/2028	NR	4,075	4,929,748	(b)

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)
CT Spl Tax - Trans Infra	5.00%		10/1/2022	AA-		$3,400	$3,606,752
CT Spl Tax - Trans Infra	5.00%		5/1/2025	AA-		2,250	2,643,420
CT Spl Tax - Trans Infra	5.00%		1/1/2026	AA-		5,000	6,006,152
CT Spl Tax - Trans Infra	5.00%		5/1/2026	AA-		2,250	2,731,375
CT Spl Tax - Trans Infra	5.00%		5/1/2027	AA-		3,000	3,742,383
NYC IDA - Queens Stadium (AGM)	5.00%		1/1/2027	AA		1,000	1,229,240
NYC IDA - Queens Stadium (AGM)	5.00%		1/1/2028	AA		650	818,575
NYC IDA - Queens Stadium (AGM)	5.00%		1/1/2029	AA		850	1,094,242
NYC IDA - Yankee Stadium (AGM)	5.00%		3/1/2030	AA		1,600	2,075,976
NYC IDA - Yankee Stadium (NPFGC) (FGIC)	5.04% (CPI Based	)#	3/1/2026	Baa1		2,000	2,102,894
Peninsula Town Center†	4.00%		9/1/2023	NR		210	213,686
Village CDD #12†	3.25%		5/1/2023	NR		330	339,759
Village CDD #13†	1.875%		5/1/2025	NR		2,355	2,405,100
Village CDD #13	2.625%		5/1/2024	NR		190	195,149
Village CDD #13†	2.625%		5/1/2030	NR		1,500	1,582,648
Total							36,156,666

Tax Revenue 3.17%
City of Sparks - Legends at Sparks Marina†	2.50%		6/15/2024	Ba2		105	106,964
City of Sparks - Legends at Sparks Marina†	2.75%		6/15/2028	Ba2		300	312,956
CT Spl Tax - Trans Infra	5.00%		5/1/2025	AA-		850	998,625
CT Spl Tax - Trans Infra	5.00%		5/1/2026	AA-		1,300	1,578,128
DE Valley Regional Fin Auth	2.00%		10/1/2029	A+		4,375	4,615,390
Guam - Business Privilege Tax(c)	5.00%		1/1/2029	Ba1		750	930,989
IL State Sales Tax	5.00%		6/15/2024	BBB		7,260	8,180,037
Jefferson Co - Sch Warrant	5.00%		9/15/2023	AA		2,000	2,207,640
MD Dept Trans	4.00%		9/1/2026	AAA		4,750	5,580,885
SC Transportation Infra Bank	4.00%		10/1/2033	Aa3		12,000	12,114,432
TX State GO TRANS	4.00%		8/26/2021	NR		30,000	30,180,591
VA Small Bus Fing - NTL Senior Lvg	5.00%		1/1/2023	A	(d)	925	987,602
VA Small Bus Fing - NTL Senior Lvg	5.00%		1/1/2025	A	(d)	1,300	1,491,005
VA Small Bus Fing - NTL Senior Lvg	5.00%		1/1/2027	A	(d)	1,000	1,214,202
VA Small Bus Fing - NTL Senior Lvg	5.00%		1/1/2028	A	(d)	1,100	1,370,336
Total							71,869,782

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco 1.48%
Buckeye Tobacco	5.00%		6/1/2029	A	$11,210	$14,684,325
Los Angeles Co Tobacco	1.75%		6/1/2030	BBB+	110	111,121
Los Angeles Co Tobacco	5.00%		6/1/2024	A	600	683,501
Los Angeles Co Tobacco	5.00%		6/1/2025	A	650	767,738
Los Angeles Co Tobacco	5.00%		6/1/2026	A	1,125	1,373,796
PA Tob Settlement	5.00%		6/1/2022	A1	2,250	2,347,512
PA Tob Settlement	5.00%		6/1/2023	A1	1,125	1,225,025
PA Tob Settlement	5.00%		6/1/2024	A1	5,000	5,657,908
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR	4,000	4,005,761
Tobacco Settlement Auth IA	0.375%		6/1/2030	A	855	855,722
Tobacco Settlement Fin Corp NJ	3.20%		6/1/2027	BBB	1,890	1,938,284
Total						33,650,693

Transportation 7.72%
Bay Area Toll Auth	1.28% (MUNIPSA * 1 + 1.25%	)#	4/1/2036	AA	2,375	2,465,719
Bay Area Toll Auth	4.00%		4/1/2029	AA-	1,200	1,413,817
Central TX Mobility Auth	4.00%		1/1/2022	BBB+	5,000	5,014,637
Central TX Mobility Auth	5.00%		1/1/2027	BBB+	4,500	5,318,547
Chesapeake Bay Bridge Dist	5.00%		11/1/2023	BBB	9,000	9,963,396
Chicago O’Hare Arpt	5.00%		1/1/2029	A	2,500	2,561,530
Chicago O’Hare Arpt	5.00%		1/1/2031	A	4,750	4,866,907
Chicago Trans Auth	5.00%		6/1/2025	A	2,000	2,342,799
Cleveland Arpt (AGM)	5.00%		1/1/2022	AA	455	465,759
Denver RTD - Eagle P3	3.00%		1/15/2026	Baa2	900	985,626
Denver RTD - Eagle P3	5.00%		7/15/2027	Baa2	1,000	1,230,459
E470 Pub Hwy Auth	0.384% (SOFR + .35%	)#	9/1/2039	A	3,375	3,378,733
Grand Parkway Trans Corp	5.00%		2/1/2023	BBB	10,030	10,760,761
IL State GO	5.00%		11/1/2025	Baa2	3,000	3,534,857
Illinois St Toll Hwy Auth	5.00%		1/1/2024	AA-	7,215	8,044,924
LA Offshore Term Auth - LOOP	1.65%	#(a)	9/1/2027	A3	3,500	3,552,427
LA Offshore Term Auth - LOOP	2.00%	#(a)	10/1/2040	BBB+	2,000	2,015,036
MTA NY	5.00%		5/15/2022	NR	7,050	7,342,923
MTA NY	5.00%		9/1/2022	NR	6,630	6,994,889
MTA NY	5.00%		11/15/2030	A3	11,075	11,738,387
MTA NY	5.00%		11/15/2033	A3	5,400	5,790,711
MTA NY	5.00%	#(a)	11/15/2045	A3	6,500	8,459,465

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
NC Tpk Auth - Triangle Exprs	5.00%		2/1/2024	BBB	$20,180	$22,590,372
NC Tpk Auth - Triangle Exprs (AGM)	5.00%		1/1/2028	AA	1,500	1,828,785
NJ Tpk Auth	0.814% (1 Mo. LIBOR * .70 + .75%	)#	1/1/2030	A+	2,500	2,511,167
NJ Tpk Auth	5.00%		1/1/2027	A+	3,200	3,941,331
NJ Tpk Auth	5.00%		1/1/2028	A+	8,000	9,808,386
NJ Trans Trust Fund	5.00%		6/15/2023	A+	7,210	7,860,818
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2024	Baa1	1,000	1,154,085
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2025	Baa1	400	477,263
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2026	Baa1	1,795	2,206,750
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2028	Baa1	1,390	1,790,812
PA Tpk Commn	5.00%		12/1/2025	A1	150	179,772
PA Tpk Commn	5.00%		12/1/2026	A1	400	493,193
Triborough Brdg & Tunl Auth	0.414% (SOFR + .38%	)#	1/1/2032	AA-	6,750	6,748,505
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+	1,650	1,682,533
TX Surface Trans Corp - I-635	4.00%		12/31/2030	Baa2	3,000	3,675,129
Total						175,191,210

Utilities 16.80%
American Muni Pwr- AMP Inc	1.00%	#(a)	2/15/2048	A1	10,500	10,661,656
American Muni Pwr- Prairie St TCRS (BAM)	5.25%		2/15/2030	AA	2,500	2,579,706
Appling Co Dev - Oglethorpe Power	1.50%	#(a)	1/1/2038	BBB+	1,250	1,280,085
Central Plains - Goldman Sachs	5.00%		9/1/2027	BBB+	1,305	1,606,215
Chicago Wastewater	5.00%		1/1/2022	A	2,000	2,045,664
Chicago Water	5.00%		11/1/2022	A	1,000	1,060,804
Chicago Water	5.00%		11/1/2022	A	5,680	6,025,368	(b)
Chicago Water (AGM)	5.00%		11/1/2028	AA	2,500	3,158,976
City of Rockport Poll Ctl - IN MI Pwr	3.05%		6/1/2025	A-	3,500	3,841,800
Cleveland Public Pwr (AGM)	5.00%		11/15/2026	AA	1,190	1,461,107
Cleveland Public Pwr (AGM)	5.00%		11/15/2027	AA	2,280	2,872,011
Cleveland Public Pwr (AGM)	5.00%		11/15/2028	AA	2,000	2,570,876
Cleveland Public Pwr (AGM)	5.00%		11/15/2029	AA	1,000	1,311,129
DE EDA - Delmarva Pwr & Light	1.05%	#(a)	1/1/2031	A	6,315	6,453,696
DE EDA - NRG Energy	1.25%	#(a)	10/1/2040	BBB-	10,000	10,087,350
DE EDA - NRG Energy	1.25%	#(a)	10/1/2045	BBB-	11,000	11,106,499
Detroit Water	5.00%		7/1/2021	AA-	420	420,000
Detroit Water	5.00%		7/1/2022	AA-	500	523,592

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Escambia Co PCR - Gulf Power	2.60%		6/1/2023	A1	$3,000	$3,124,796
Farmington Poll Ctl - NM Pub Svc	1.875%	#(a)	4/1/2033	BBB	4,000	4,014,665
IN Fin Auth - Indy Power & Light(c)	0.65%		8/1/2025	A-	4,500	4,500,881
KY Muni Pwr - Prairie State Proj	3.45%	#(a)	9/1/2042	Baa1	1,700	1,797,658
KY PCR - KY Util Comp	1.55%	#(a)	9/1/2042	A1	11,250	11,330,622
KY Public Energy Auth - BP	4.00%	#(a)	1/1/2049	A2	1,775	1,972,127
KY Public Energy Auth - Morgan Stanley	4.00%	#(a)	4/1/2048	A2	3,110	3,399,052
LA Env Facs - E Baton Rouge Swr	0.875%	#(a)	2/1/2046	A+	15,000	15,044,239
Lansing MI Board of Water & Light	2.00%	#(a)	7/1/2051	AA-	10,000	10,667,499
Lehigh Co IDA - PPL Elec Util	1.80%	#(a)	2/15/2027	A1	10,660	10,833,227
Long Island Power Auth	0.814% (1 Mo. LIBOR * .70 + .75%	)#	5/1/2033	A	10,000	10,034,400
Long Island Power Auth	0.85%	#(a)	9/1/2050	A	9,000	9,014,154
Long Island Power Auth	5.00%		9/1/2026	A	500	612,591
Long Island Power Auth	5.00%		9/1/2027	A	500	629,322
Louisa VA IDA - VA Elec & Pwr CO	0.75%	#(a)	11/1/2035	A2	6,000	6,022,479
Louisa VA IDA - VA Elec & Pwr CO	1.90%	#(a)	11/1/2035	A2	5,000	5,143,284
Main St Nat Gas - Citibank	4.00%	#(a)	3/1/2050	A3	15,000	17,350,257
Mason Cnty Poll Ctrl - Appalachian Power	2.75%		10/1/2022	A-	27,500	28,310,384
Monroe Dev Auth - Oglethorpe Power	1.50%	#(a)	1/1/2039	BBB+	1,875	1,920,128
NE Public Power	0.60%	#(a)	1/1/2051	A+	15,000	15,094,372
Northern CA Gas - Goldman Sachs	4.00%	#(a)	7/1/2049	A2	5,000	5,499,813
NY Elec Sys - LIPA	1.65%	#(a)	9/1/2049	A	4,000	4,128,594
Orlando Util Commn	1.25%	#(a)	10/1/2046	AA	10,000	10,144,388
Philadelphia Gas Works	5.00%		8/1/2023	A	850	930,982
Philadelphia Gas Works	5.00%		8/1/2024	A	800	906,814
Philadelphia Water & Wastewater (AGM)	0.68% (MUNIPSA * 1 + .65%	)#	9/1/2040	AA	17,500	17,663,224
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca	2,000	2,110,784
PR Elec Pwr Auth(e)	5.25%		7/1/2018	NR	2,000	1,925,000
Rockport IN Wtr Pollution Ctl	1.35%	#(a)	7/1/2025	A-	2,000	2,024,241
Rockport IN Wtr Pollution Ctl	1.35%	#(a)	7/1/2025	A-	2,150	2,176,059
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%		8/1/2021	A2	4,350	4,368,378
San Antonio Elec & Gas	2.75%	#(a)	2/1/2048	Aa2	8,000	8,273,344
San Antonio Water System	2.625%	#(a)	5/1/2049	AA	11,415	12,165,384

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2021

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
SE AL Gas Dist		4.00%	#(a)	12/1/2051	A1	$3,000	$3,704,806
SE Energy Auth		4.00%	#(a)	11/1/2051	A2	5,000	5,976,779
Tennergy Corp - Morgan Stanley		4.00%	#(a)	12/1/2051	A1	10,000	12,005,082
Texas Municipal Power Agency(c)		3.00%		9/1/2024	AA	850	918,119
Texas Municipal Power Agency(c)		3.00%		9/1/2025	AA	750	823,727
Texas Municipal Power Agency(c)		3.00%		9/1/2026	AA	1,100	1,226,342
TX Muni Gas Acq & Supply - Macquarie		5.00%		12/15/2023	A3	3,000	3,333,827
TX Muni Gas Acq & Supply - Macquarie		5.00%		12/15/2024	A3	2,785	3,205,022
TX Muni Gas Acq & Supply - Macquarie		5.00%		12/15/2025	A3	4,000	4,753,226
TX Muni Gas Acq & Supply - Macquarie		5.00%		12/15/2026	A3	5,000	6,108,639
TX Muni Gas Acq & Supply - Macquarie		5.00%		12/15/2027	A3	5,875	7,348,790
Wise Co IDA - VA Elec & Pwr CO		0.75%	#(a)	10/1/2040	A2	12,000	12,114,035
WV EDA - Appalachian Pwr		0.625%	#(a)	12/1/2038	A-	6,500	6,468,299
WV EDA - Appalachian Pwr		2.55%	#(a)	3/1/2040	A-	2,000	2,107,830
WV EDA - Appalachian Pwr		2.625%	#(a)	12/1/2042	A-	3,000	3,062,339
York Co VA IDA - VA Elec & Pwr CO		1.90%	#(a)	5/1/2033	A2	5,500	5,635,266
Total							380,991,804
Total Municipal Bonds (cost $2,030,190,177)							2,079,990,412

	Interest Rate#	Interest Rate Reset Date(f)		Final Maturity Date

SHORT-TERM INVESTMENTS 8.73%

Variable Rate Demand Notes 8.73%

Corporate-Backed 0.04%
PSL North America	1.53%	7/1/2021		11/1/2032	BBB-	1,000	1,000,000

General Obligation 2.53%
NYC GO	0.01%	7/1/2021		12/1/2047	AA	13,725	13,725,000
NYC GO - AARS	0.16%	7/1/2021		4/1/2042	AA	10,000	10,000,000
NYC GO - AARS	0.16%	7/1/2021		4/1/2042	AA	13,000	13,000,000
NYC GO ARS	0.16%	7/1/2021		10/1/2046	AA	20,600	20,600,000
Total							57,325,000

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2021

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care 3.65%
AL Hlth Care Auth - Baptist Health	0.19%	7/1/2021	11/1/2042	A3	$17,055	$17,055,000
AR DFA - Baptist Mem Hlth	0.19%	7/1/2021	9/1/2044	BBB+	46,906	46,906,000
Lee Memorial Hlth System	0.11%	7/1/2021	4/1/2049	A+	18,780	18,780,000
Total						82,741,000

Tax Revenue 1.01%
DE Valley Regional Fin Auth	0.09%	7/1/2021	11/1/2055	A+	9,700	9,700,000
NY TFA - Future Tax	0.03%	7/1/2021	2/1/2045	AAA	4,275	4,275,000
NYC TFA - Future Tax	0.01%	7/1/2021	5/1/2034	AAA	9,005	9,005,000
Total						22,980,000

Transportation 0.19%
Triborough Brdg & Tunl Auth	0.06%	6/30/2021	1/1/2032	AAA	4,300	4,300,000

Utilities 1.31%
Appling Co Dev - GA Power	0.06%	7/1/2021	9/1/2041	A-	6,735	6,735,000
NYC Muni Water	0.01%	7/1/2021	6/15/2050	AA+	4,600	4,600,000
NYC Muni Water	0.02%	7/1/2021	6/15/2045	AA+	18,245	18,245,000
Total						29,580,000
Total Short-Term Investments (cost $197,926,000)						197,926,000
Total Investments in Securities 100.43% (cost $2,228,116,177)						2,277,916,412
Other Assets and Liabilities - Net (0.43%)						(9,780,620)
Net Assets 100.00%						$2,268,135,792

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Over Night Financing Rate.
TCRS	Transferable Custodial Receipt.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2021.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2021, the total value of Rule 144A securities was $30,060,702, which represents 1.33% of net assets.

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND June 30, 2021

(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Securities purchased on a when-issued basis.
(d)	This investment has been rated by Fitch IBCA.
(e)	Defaulted (non-income producing security).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Education	$–	$34,456,368	$1,063,953	$35,520,321
General Obligation	–	546,960,828	10,538,706	557,499,534
Special Tax	–	31,226,918	4,929,748	36,156,666
Utilities	–	374,966,436	6,025,368	380,991,804
Remaining Industries	–	1,069,822,087	–	1,069,822,087
Short-Term Investments
Variable Rate Demand Notes	–	197,926,000	–	197,926,000
Total	$–	$2,255,358,637	$22,557,775	$2,277,916,412

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments were not considered to be material to the Fund’s net assets at the beginning or end of the period.

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.07%

Corporate-Backed 8.45%
AL IDA - Office Max Rmkt AMT	6.45%	#(a)	12/1/2023	B1	$2,300	$2,303,620
Allegheny Co IDA - US Steel	4.875%		11/1/2024	B-	4,300	4,696,296
AZ IDA	3.625%		5/20/2033	BBB	14,577	16,610,315
Build NYC Res Corp - Pratt Paper AMT†	4.50%		1/1/2025	NR	2,600	2,793,144
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR	550	620,966
Burke Co Dev - Oglethorpe Power	1.50%	#(a)	1/1/2040	BBB+	3,750	3,840,255
CA Muni Fin - Waste Mgmt AMT	2.40%	#(a)	10/1/2044	A-	12,350	13,596,602
CA Poll Ctl - Waste Mgmt AMT	3.00%		11/1/2025	A-	9,850	10,917,008
Chandler AZ IDA - Intel Corp AMT	2.70%	#(a)	12/1/2037	A+	7,250	7,589,960
Citizens Property Insurance Corp	5.00%		6/1/2022	A+	12,500	12,749,716
Downtown Doral CDD†	4.25%		12/15/2028	NR	250	274,891
Downtown Doral CDD†	4.75%		12/15/2038	NR	625	737,977
FL DFC - Waste Pro AMT†	5.00%		5/1/2029	NR	1,640	1,770,332
Gloucester Co Poll Ctl - Logan AMT	5.00%		12/1/2024	BBB-	1,190	1,255,458
Granite City IL - Waste Mgmt AMT	1.25%	#(a)	5/1/2027	A-	5,120	5,160,342
Greater Orlando Aviation - Jet Blue AMT	5.00%		11/15/2026	NR	2,980	3,174,045
Hoover IDA - US Steel AMT	6.375%	#(a)	11/1/2050	B-	10,850	13,922,581
Houston Arpt - United Airlines AMT	5.00%		7/1/2029	Ba3	2,295	2,528,672
IA Fin Auth - Alcoa	4.75%		8/1/2042	BB+	1,250	1,289,813
IA Fin Auth - Iowa Fertilizer Co	3.125%		12/1/2022	BB-	1,125	1,148,562
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	BB-	10,000	10,953,120
IL Fin Auth - Navistar†	4.75%	#(a)	10/15/2040	B3	13,750	14,707,868
IN Fin Auth - OVEC	3.00%		11/1/2030	Ba1	2,600	2,805,363
IN Fin Auth - OVEC	3.00%		11/1/2030	Ba1	3,000	3,236,958
IN Fin Auth - OVEC	3.00%		11/1/2030	Ba1	9,850	10,628,011
IN Fin Auth - US Steel	4.125%		12/1/2026	B-	1,625	1,779,461
IN Fin Auth - US Steel AMT	6.75%		5/1/2039	B-	1,500	1,934,944
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%		1/1/2026	A1	9,425	10,838,012
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%		1/1/2027	A1	8,300	9,531,912
LA Citizens Property Insurance Corp (AGM)	5.00%		6/1/2022	AA	2,000	2,088,189
LA Env Facs - Entergy	2.50%		4/1/2036	A	7,500	7,668,366
LA Env Facs - Westlake Chem	3.50%		11/1/2032	BBB	9,975	11,130,673
LA St John Parish - Marathon Oil	2.125%	#(a)	6/1/2037	BBB-	6,850	7,099,657
LA St John Parish - Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	12,500	13,085,920

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
LA St John Parish - Marathon Oil	2.375%	#(a)	6/1/2037	BBB-	$5,975	$6,305,598
Liberty Dev Corp - Goldman Sachs	5.25%		10/1/2035	A2	15,010	21,642,251
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2028	Baa1	1,800	1,909,648
MA DFA - Waste Mgmt AMT†	1.25%	#(a)	5/1/2027	A-	3,250	3,275,607
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-	3,800	4,087,778
Matagorda Co Nav Dist - AEP TX Central	4.00%		6/1/2030	A-	8,000	8,375,909
Matagorda Co Nav Dist - AEP TX Central (AMBAC)	4.40%		5/1/2030	A-	3,500	4,266,078
MD EDC - Chesapeake Bay Hyatt(b)	5.00%		12/1/2016	NR	2,570	1,542,000	(c)
Met Govt Nashville & Davidson Cnty	4.00%		7/1/2034	AA	10,000	12,016,314
Mission Econ Dev Corp -Natgasoline AMT†	4.625%		10/1/2031	BB-	10,000	10,581,280
Nez Perce Co Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-	10,500	11,200,314
NH National Fin Auth - Covanta†	3.625%	#(a)	7/1/2043	B1	980	1,047,507
NH National Fin Auth - Covanta AMT†	3.75%	#(a)	7/1/2045	B1	1,970	2,114,366
NH National Fin Auth - Covanta AMT†	4.00%		11/1/2027	B1	4,225	4,469,835
NH National Fin Auth - Hsg Sec	4.125%		1/20/2034	NR	4,905	5,908,847
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	4,650	4,911,593
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1	5,500	5,815,779
NJ EDA - Continental Airlines AMT	5.25%		9/15/2029	Ba3	11,320	11,971,771
NJ EDA - Continental Airlines AMT	5.50%		6/1/2033	Ba3	1,500	1,639,638
NJ EDA - Sch Facs	5.00%		6/15/2030	Baa1	2,000	2,427,304
NJ EDA - Sch Facs	5.00%		6/15/2033	Baa1	2,000	2,419,801
NY Energy RDA - NYSEGC	3.50%		10/1/2029	A-	8,200	9,644,737
NY Env Facs - Casella Waste AMT	2.75%	#(a)	9/1/2050	B	1,600	1,692,837
NY Env Facs - Casella Waste AMT†	2.875%	#(a)	12/1/2044	B	2,000	2,170,515
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR	1,875	2,120,157
NY Liberty Dev Corp - 3 WTC†	7.25%		11/15/2044	NR	1,920	2,157,910
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2026	B-	3,000	3,010,927
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-	2,300	2,775,639
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-	1,850	2,376,712
NYC IDA - TRIPS AMT	5.00%		7/1/2022	BBB+	2,330	2,446,675
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB+	3,500	3,639,545
OH Air Dev Auth - AEP	1.90%	#(a)	5/1/2026	BBB+	3,285	3,419,912
OH Air Dev Auth - AEP	2.40%	#(a)	12/1/2038	BBB+	4,500	4,772,561

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
OH Air Dev Auth - AEP AMT	2.50%	#(a)	11/1/2042	BBB+	$5,800	$6,430,973
OH Air Dev Auth - AEP AMT	2.60%	#(a)	6/1/2041	BBB+	19,250	20,465,947
OH Air Dev Auth - OVEC	3.25%		9/1/2029	Ba1	1,500	1,645,731
OH Air Quality - Pratt Paper AMT†	3.75%		1/15/2028	NR	1,500	1,679,654
OH Air Quality - Pratt Paper AMT†	4.25%		1/15/2038	NR	4,955	5,746,770
OK DFA - Waste Mgmt	2.375%	#(a)	12/1/2021	A-	1,665	1,679,494
PA EDA - Consol Energy AMT†	9.00%	#(a)	4/1/2051	CCC	2,375	2,958,700
PA EDA - Covanta AMT†	3.25%		8/1/2039	B1	1,035	1,076,290
PA EDA - Procter & Gamble AMT	5.375%		3/1/2031	AA-	1,365	1,841,480
Parish of St James - Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	1,000	1,150,333
Parish of St James - Nustar Logistics†	6.10%	#(a)	6/1/2038	BB-	2,860	3,785,516
Parish of St James - Nustar Logistics†	6.10%	#(a)	12/1/2040	BB-	3,000	3,970,821
Phenix City - Meadwestvaco AMT	4.125%		5/15/2035	BBB	1,500	1,554,399
Richland Co Env Impt - Intl Paper AMT	3.875%		4/1/2023	BBB	6,715	7,123,279
Rockdale Co Dev Auth - Pratt Paper AMT†	4.00%		1/1/2038	NR	5,205	5,952,226
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB	4,750	5,050,543
Selma IDB - Intl Paper	2.00%	#(a)	11/1/2033	BBB	1,000	1,050,571
St Charles Parish - Valero Energy	4.00%	#(a)	12/1/2040	BBB	10,435	10,777,395
Tuscaloosa IDA - Hunt Refining†	5.25%		5/1/2044	NR	3,950	4,638,229
VA Small Bus Fing - Covanta AMT†	5.00%	#(a)	1/1/2048	B	440	468,305
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR	535	573,038
Valparaiso Facs - Pratt Paper AMT	6.75%		1/1/2034	NR	5,000	5,666,108
Warren Co - Intl Paper	2.90%	#(a)	9/1/2032	BBB	7,500	7,906,891
West Pace Coop Dist(b)	9.125%		5/1/2039	NR	4,900	3,724,000	(c)
Whiting Env Facs - BP AMT	5.00%	#(a)	11/1/2045	A2	6,855	7,302,461
WI PFA - American Dream†	5.00%		12/1/2027	NR	5,820	6,362,933
WI PFA - American Dream†	6.75%		12/1/2042	NR	5,000	5,810,775
WI PFA - Celanese AMT	5.00%		12/1/2025	BBB-	6,500	7,598,388	(c)
WI PFA - TRIPS AMT	5.00%		7/1/2042	BBB+	1,075	1,113,894
WI PFA - TRIPS AMT	5.25%		7/1/2028	BBB+	3,750	3,900,762
WI PFA- Waste Mgmt AMT	1.10%	#(a)	7/1/2029	A-	13,000	13,099,632
Yavapai Co IDA - Waste Mgmt AMT	1.30%	#(a)	6/1/2027	A-	4,500	4,548,798
Total						539,280,690

Education 4.29%
Barrington Cmnty Unit Sch Dist No 220	3.00%		12/1/2032	AAA	6,310	7,163,750
CA Fin Auth - Biola Univ	5.00%		10/1/2028	Baa1	420	458,891
CA Fin Auth - Biola Univ	5.00%		10/1/2030	Baa1	430	467,819

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
CA Sch Fin - Aspire†	5.00%	8/1/2036	NR	$125	$147,915
CA Sch Fin - Aspire†	5.00%	8/1/2036	BBB	1,475	1,675,348
CA State Univ Sys	5.00%	11/1/2026	Aa2	2,750	3,288,160
Cap Trust Ed - Renaissance Charter†	5.00%	6/15/2039	NR	2,160	2,384,622
Chicago Brd Ed	5.00%	12/1/2034	BB	3,000	3,680,923
Chicago Brd Ed	5.00%	12/1/2036	BB	9,000	11,004,611
Cleveland State Univ	5.00%	6/1/2024	A+	1,775	1,809,110
Clifton Higher Ed - Intl Ldrshp Sch	5.125%	8/15/2030	NR	3,500	4,055,079
CT Hlth & Ed - Quinnipiac Univ	5.00%	7/1/2033	A-	8,230	9,439,887
Dutchess Co LDC - Bard College†	5.00%	7/1/2040	BB+	1,150	1,441,395
Dutchess Co LDC - Bard College†	5.00%	7/1/2045	BB+	2,000	2,475,098
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2027	BB+	2,000	2,243,999
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2032	BB+	2,400	2,751,033
Fulton Co Dev - GA Tech Athletic Assoc	5.00%	10/1/2022	A2	215	227,655
IL Fin Auth - IL Inst of Tech	4.00%	9/1/2035	Baa3	2,600	3,019,575
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2030	Baa3	625	809,725
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2031	Baa3	600	772,487
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2032	Baa3	500	640,172
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2033	Baa3	1,000	1,274,139
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2034	Baa3	2,620	3,322,080
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2036	Baa3	3,225	4,060,973
IL Fin Auth - Loyola Univ Chicago	5.00%	7/1/2025	A+	8,620	9,031,164
IL Fin Auth - Noble Chtr Sch	5.00%	9/1/2025	BBB	1,500	1,606,856
IL Fin Auth - Univ Chicago	5.00%	10/1/2030	Aa2	8,000	9,150,471
Lincoln Co - Augustana College	4.00%	8/1/2041	BBB-	500	572,618
MA DFA - Emerson Clg	5.00%	1/1/2026	BBB+	5,135	5,901,808
MA DFA - Emerson Clg	5.00%	1/1/2027	BBB+	2,700	3,088,593
MA DFA - Emerson Clg	5.00%	1/1/2028	BBB+	1,810	2,061,307
MA DFA - Emmanuel College	5.00%	10/1/2032	Baa2	5,000	5,985,913
Marietta Dev Auth - Life Univ†	5.00%	11/1/2037	Ba3	1,500	1,694,811
Nova Southeastern Univ	5.00%	4/1/2037	A-	5,000	6,041,403
Nova Southeastern Univ	5.00%	4/1/2038	A-	2,500	3,015,510
NV Dept of Bus & Ind - Somerset Academy†	4.50%	12/15/2029	BB	640	713,909
NV Dept of Bus & Ind - Somerset Academy†	5.00%	12/15/2038	BB	1,000	1,119,038

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
NY Dorm - Montefiore	4.00%		9/1/2039	BBB	$2,300	$2,682,628
NY Dorm - Mt Sinai Sch Med	5.00%		7/1/2026	A-	5,000	5,863,448
NY Dorm - Mt Sinai Sch Med	5.00%		7/1/2027	A-	10,000	11,685,621
NY Dorm - Pace Univ	5.00%		5/1/2023	BBB-	980	1,060,399
NY Dorm - Pace Univ	5.00%		5/1/2026	BBB-	980	1,051,466
NY Dorm - PIT	4.00%		2/15/2034	AA+	5,000	5,769,033
NY Dorm - SUNY	5.00%		7/1/2026	Aa3	2,000	2,354,054
NY Dorm - SUNY	5.00%		7/1/2027	Aa3	500	587,728
NY Dorm - SUNY	5.00%		7/1/2027	Aa3	4,880	5,727,888
NY Dorm - SUNY	5.00%		7/1/2028	Aa3	4,110	4,813,828
NY Dorm - SUNY	5.00%		7/1/2029	Aa3	2,750	3,225,351
Penn State Univ	5.00%		9/1/2037	Aa1	2,545	3,317,274
Pima IDA - American Leadership Acad†	4.75%		6/15/2037	NR	4,500	4,579,742
Private Clgs & Univs Auth - SCAD	5.00%		4/1/2029	A3	1,500	1,670,414
Private Clgs & Univs Auth - SCAD	5.00%		4/1/2031	A3	1,360	1,506,291
Troy Cap Res Corp - RPI	5.00%		8/1/2024	A3	1,000	1,138,788
Troy Cap Res Corp - RPI	5.00%		8/1/2025	A3	2,630	3,090,525
Troy Cap Res Corp - RPI	5.00%		8/1/2026	A3	1,000	1,185,105
Troy Cap Res Corp - RPI	5.00%		8/1/2027	A3	1,600	1,894,131
Univ of Connecticut	5.00%		11/1/2032	Aa3	3,740	4,739,429
Univ of CT	5.00%		4/15/2031	Aa3	8,605	10,779,896
Univ of CT	5.00%		4/15/2035	Aa3	5,350	6,646,134
Univ of Houston	5.00%		2/15/2029	AA	10,280	12,226,205
Univ of Illinois (AGM)	4.00%		4/1/2033	AA	4,905	5,736,934
Univ of Illinois (AGM)	4.00%		4/1/2034	AA	5,100	5,951,192
Univ of North Carolina - Wilmington	5.00%		6/1/2023	A1	2,435	2,656,408
Univ of North Carolina - Wilmington	5.00%		6/1/2024	A1	2,560	2,900,841
University of CA	4.00%		5/15/2038	AA-	7,500	9,232,138
VA Clg Bldg Auth	4.00%		9/1/2035	AA+	8,795	10,445,382
VA College Bldg Auth - 21st Century College & Equip Prog	4.00%		2/1/2032	AA+	13,080	16,312,182
Wayne State Univ	4.00%		11/15/2034	Aa3	3,900	4,441,660
Total						273,869,962

Energy 0.60%
PEFA Gas - Goldman Sachs	5.00%	#(a)	9/1/2049	A3	32,000	38,490,947

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Financial Services 0.30%
Berks Co IDA - Tower Hlth	4.00%	11/1/2031	BB-	$2,280	$2,333,022
Berks Co IDA - Tower Hlth	5.00%	11/1/2030	BB-	1,315	1,453,998
MA Ed Fin Auth AMT	3.625%	7/1/2034	AA	7,250	7,627,374
NJ Higher Ed Assistance Auth AMT	3.75%	12/1/2030	Aaa	2,350	2,531,867
NJ Higher Ed Assistance Auth AMT	4.00%	12/1/2032	Aaa	2,690	2,910,411
NJ Higher Ed Assistance Auth AMT	4.00%	12/1/2034	Aaa	2,400	2,595,075	(c)
Total					19,451,747

General Obligation 18.62%
Barrington SD	4.00%	12/1/2036	AAA	2,650	3,174,493
Barrington SD	4.00%	12/1/2038	AAA	6,315	7,488,601
Barrington SD	4.00%	12/1/2039	AAA	2,000	2,366,901
Bay Area Rapid Transit Dist	2.00%	8/1/2040	Aaa	7,500	7,528,346
Bay Area Rapid Transit Dist	3.00%	8/1/2038	Aaa	1,500	1,650,620
Bellwood GO	5.875%	12/1/2027	A	5,000	5,401,903
Bellwood GO	6.15%	12/1/2032	A	3,770	4,085,980
CA State GO	3.00%	10/1/2033	Aa2	14,150	16,037,120
CA State GO	3.00%	11/1/2035	Aa2	3,250	3,709,829
CA State GO	4.00%	3/1/2036	Aa2	21,330	26,089,706
CA State GO	4.00%	10/1/2036	Aa2	5,000	6,082,282
CA State GO	4.00%	3/1/2046	Aa2	3,500	4,177,654
CA State GO	5.00%	10/1/2027	Aa2	10,000	10,831,443
CA State GO	5.00%	4/1/2029	Aa2	8,000	10,456,355
CA State GO	5.00%	9/1/2030	Aa2	10,000	11,863,612
CA State GO	5.00%	10/1/2030	Aa2	7,025	9,075,526
CA State GO	5.00%	4/1/2032	Aa2	13,850	19,292,889
CA State GO	5.00%	12/1/2034	Aa2	3,000	4,000,514
CA State GO (AGM)	5.25%	8/1/2032	AA	10,000	14,148,044
Chabot/Las Positas CCD	5.00%	8/1/2023	AA	3,000	3,297,689
Chicago Brd Ed	5.00%	12/1/2029	BB	3,000	3,807,947
Chicago Brd Ed	5.00%	12/1/2030	BB	3,500	4,529,877
Chicago Brd Ed	5.00%	12/1/2030	BB	5,000	6,187,934
Chicago Brd Ed	5.00%	12/1/2030	BB	5,100	6,471,994
Chicago Brd Ed	5.00%	12/1/2031	BB	1,500	1,897,854
Chicago Brd Ed	5.00%	12/1/2032	BB	4,845	6,115,175
Chicago Brd Ed	5.00%	12/1/2033	BB	900	1,133,107
Chicago Brd Ed	5.00%	12/1/2033	BB	3,275	4,270,809
Chicago Brd Ed	5.00%	12/1/2034	BB	475	596,920

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Chicago Brd Ed	5.00%	12/1/2034	BB	$3,750	$4,879,139
Chicago Brd Ed	5.00%	12/1/2035	BB	450	564,544
Chicago Brd Ed	5.00%	12/1/2036	BB	1,000	1,294,861
Chicago Brd Ed	5.00%	12/1/2039	BB	2,340	3,009,031
Chicago Brd Ed	5.00%	12/1/2046	BB	7,500	9,258,222
Chicago Brd Ed†	6.75%	12/1/2030	BB	5,000	6,737,856
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	2,100	2,617,026
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	2,860	3,530,143
Chicago Brd Ed (AGM)	5.00%	12/1/2029	AA	4,120	5,216,302
Chicago Brd Ed (AGM)	5.00%	12/1/2030	AA	2,500	3,147,787
Chicago Brd Ed (AGM)	5.00%	12/1/2032	AA	1,250	1,565,167
Chicago Brd Ed (AGM)	5.00%	12/1/2035	AA	3,000	3,733,727
Chicago GO	5.00%	1/1/2022	BBB+	7,770	7,928,126
Chicago GO	5.00%	1/1/2024	BBB+	15,000	16,631,766
Chicago GO	5.00%	1/1/2025	BBB+	7,000	8,037,968
Chicago GO	5.00%	1/1/2028	BBB+	6,900	8,608,634
Chicago GO	5.00%	1/1/2029	BBB+	7,750	9,879,065
Chicago GO	5.00%	1/1/2030	BBB+	2,000	2,594,784
Chicago GO	5.00%	1/1/2031	BBB+	2,210	2,563,683
Chicago GO	5.00%	1/1/2034	BBB+	7,625	8,299,517
Chicago GO	5.125%	1/1/2027	BBB+	3,100	3,551,807
Chicago GO	5.25%	1/1/2028	BBB+	3,845	4,405,584
Chicago GO	5.25%	1/1/2029	BBB+	2,025	2,311,565
Chicago GO	5.50%	1/1/2037	BBB+	1,250	1,427,478
Chicago GO	5.50%	1/1/2049	BBB+	3,750	4,743,005
Chicago GO	5.625%	1/1/2030	BBB+	1,835	2,287,850
Chicago GO	5.75%	1/1/2033	BBB+	7,000	8,710,388
Chicago GO	6.00%	1/1/2038	BBB+	15,890	19,966,236
Chicago GO (NPFGC)(FGIC)	Zero Coupon	1/1/2031	BBB+	2,260	1,794,310
Chicago Met Water Reclmtn Dist	5.00%	12/1/2027	AA	4,600	5,696,620
Chicago Met Water Reclmtn Dist	5.00%	12/1/2028	AA	6,715	8,299,646
City of Schaumburg	3.00%	12/1/2031	AAA	1,300	1,380,800
City of Skokie	3.00%	12/1/2029	Aa2	1,080	1,209,915
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2025	AA+	1,450	1,652,035
Clark Co GO	4.00%	6/1/2037	AA+	6,890	8,200,680
Clark Co GO	5.00%	11/1/2027	AA+	10,775	12,609,660
Clark Co SD(d)	4.00%	6/15/2032	NR	9,845	12,179,667

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Clark Co SD(d)	5.00%	6/15/2030	NR	$8,470	$11,201,452
Clark Co SD (AGM)	4.00%	6/15/2036	AA	1,250	1,503,735
Clark Co SD (AGM)	5.00%	6/15/2028	AA	1,000	1,278,993
Clark Co SD (AGM)	5.00%	6/15/2029	AA	1,750	2,281,711
Clark Co SD (AGM)	5.00%	6/15/2031	AA	650	858,364
Clark Co SD (AGM)	5.00%	6/15/2033	AA	1,380	1,807,640
Cook Co GO	5.00%	11/15/2021	A+	5,000	5,089,167
Cook Co GO	5.00%	11/15/2025	A+	6,000	6,380,099
Cook Co GO	5.00%	11/15/2031	A+	3,650	4,865,365
Cook Co GO	5.00%	11/15/2032	A+	2,400	3,187,149
Cook Co GO	5.00%	11/15/2033	A+	2,350	3,098,930
Cook Co GO	5.25%	11/15/2023	A+	10,510	10,705,649
CT State GO	4.00%	1/15/2029	Aa3	10,000	12,176,295
CT State GO	4.00%	1/15/2030	Aa3	16,185	20,019,396
CT State GO	4.00%	1/15/2034	Aa3	7,230	8,795,197
CT State GO	4.00%	1/15/2036	Aa3	20,000	24,167,146
CT State GO	4.00%	4/15/2037	Aa3	1,825	2,169,816
CT State GO	4.00%	6/15/2037	Aa3	775	908,207
CT State GO	5.00%	10/15/2028	Aa3	12,500	15,308,959
CT State GO	5.00%	1/15/2030	Aa3	12,500	16,501,644
CT State GO	5.00%	6/15/2032	Aa3	2,000	2,513,388
CT State GO	5.00%	11/15/2033	Aa3	3,000	3,539,280
CT State GO	5.00%	6/15/2034	Aa3	1,100	1,376,631
CT State GO	5.00%	6/15/2035	Aa3	1,125	1,406,251
CT State GO	5.00%	4/15/2036	Aa3	1,150	1,462,961
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	257,665
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	A+	3,285	3,688,491
Geneva USD	5.00%	1/1/2028	AA+	1,125	1,386,535
Geneva USD	5.00%	1/1/2029	AA+	2,200	2,702,532
Geneva USD	5.00%	1/1/2030	AA+	1,400	1,713,753
HI Harbor System AMT	4.00%	7/1/2035	Aa3	1,325	1,587,154
HI State GO	5.00%	8/1/2026	AA+	7,590	8,655,953
Houston GO	5.00%	3/1/2024	AA	2,000	2,250,651
Howard Co GO	3.00%	8/15/2036	AAA	1,910	2,109,336
Howard Co GO	3.00%	8/15/2037	AAA	2,255	2,484,628
IL State GO	4.00%	10/1/2034	Baa2	5,000	5,921,633
IL State GO	4.00%	10/1/2035	Baa2	5,000	5,906,298

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
IL State GO	4.00%	3/1/2038	Baa2	$1,125	$1,329,599
IL State GO	4.00%	3/1/2039	Baa2	2,100	2,475,658
IL State GO	5.00%	7/1/2022	Baa2	6,500	6,808,214
IL State GO	5.00%	8/1/2023	Baa2	5,350	5,855,481
IL State GO	5.00%	8/1/2024	Baa2	14,565	15,314,304
IL State GO	5.00%	11/1/2027	Baa2	5,000	5,981,026
IL State GO	5.00%	2/1/2028	Baa2	13,620	16,418,808
IL State GO	5.00%	11/1/2029	Baa2	2,800	3,331,827
IL State GO	5.00%	3/1/2032	Baa2	3,450	4,493,200
IL State GO	5.00%	10/1/2032	Baa2	6,300	7,764,356
IL State GO	5.00%	10/1/2033	Baa2	5,000	6,142,869
IL State GO	5.00%	3/1/2034	Baa2	4,000	5,172,829
IL State GO	5.00%	3/1/2036	Baa2	3,250	4,177,573
IL State GO	5.25%	5/1/2023	Baa2	5,000	5,444,092
IL State GO	5.25%	7/1/2030	Baa2	5,430	5,891,979
IL State GO	5.25%	2/1/2034	Baa2	3,295	3,619,429
IL State GO	5.50%	5/1/2030	Baa2	6,395	8,517,564
IL State GO	5.50%	7/1/2038	Baa2	5,000	5,409,796
IL State GO	5.50%	5/1/2039	Baa2	11,000	14,257,966
LA State GO	5.00%	5/1/2028	AA-	11,180	13,033,931
LA State GO	5.00%	3/1/2031	AA-	5,000	6,457,372
Lake Cnty IL Sch Dist #113	4.00%	1/1/2032	Aaa	4,130	4,913,897
Lake Co GO	3.50%	11/30/2031	AAA	1,825	1,956,727
Lane Co Sch Dist #4J	4.00%	6/15/2034	Aa1	9,000	9,989,449
Lubbock GO	5.00%	2/15/2026	AA+	11,810	13,754,697
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250	2,388,186
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500	2,751,162
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,551,355
Memphis TN GO	4.00%	5/1/2038	AA	6,395	7,590,508
MI Strategic Fund - I-75 AMT (AGM)	4.25%	12/31/2038	AA	2,500	2,966,978
Miami-Dade Co GO	5.00%	7/1/2038	AA	4,830	6,214,324
Nassau Co GO (AGM)	4.00%	4/1/2034	AA	3,130	3,866,163
Nassau Co GO (AGM)	4.00%	4/1/2035	AA	2,415	2,974,718
Nassau Co GO (AGM)	4.00%	4/1/2036	AA	4,030	4,947,920
Nassau Co GO (AGM)	4.00%	4/1/2037	AA	4,680	5,724,305
Nassau Co GO (AGM)	5.00%	1/1/2026	AA	10,000	11,977,751
NJ State GO	2.00%	6/1/2027	A3	12,635	13,369,735

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
NJ State GO	4.00%	6/1/2030	A3	$10,000	$12,297,005
NJ State GO	4.00%	6/1/2031	A3	15,255	19,012,529
NJ State GO	4.00%	6/1/2032	A3	12,680	16,010,867
NJ State GO	5.00%	6/1/2026	A3	10,000	12,100,416
NJ State GO	5.00%	6/1/2027	A3	3,650	4,534,857
NJ State GO	5.00%	6/1/2029	A3	5,000	6,142,792
NV State GO	5.00%	11/1/2026	AA+	7,500	8,798,882
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500	2,752,037
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2031	AA	5,370	6,841,070
NYC GO	4.00%	8/1/2036	AA	6,000	7,290,698
NYC GO	4.00%	8/1/2037	AA	2,500	3,022,299
NYC GO	5.00%	10/1/2021	AA	6,000	6,072,514
NYC GO	5.00%	8/1/2022	AA	220	220,864
NYC GO	5.00%	8/1/2022	NR	9,790	9,828,300
NYC GO	5.00%	8/1/2025	AA	12,000	13,161,713
NYC GO	5.00%	8/1/2026	AA	5,235	5,383,557
NYC GO	5.00%	8/1/2030	AA	7,000	9,331,417
NYC GO	5.00%	8/1/2032	AA	1,750	2,240,239
NYC GO	5.00%	10/1/2032	AA	3,500	4,560,542
NYC GO	5.00%	10/1/2033	AA	4,500	5,842,934
NYC IDA - Yankee Stadium (AGM)	3.00%	3/1/2040	AA	5,000	5,421,423
Oyster Bay GO (AGM)	2.00%	3/1/2030	AA	2,125	2,171,748
Oyster Bay GO (AGM)	2.00%	3/1/2031	AA	2,040	2,062,403
Oyster Bay GO (AGM)	2.00%	3/1/2033	AA	1,415	1,419,660
PA State GO	4.00%	3/1/2035	Aa3	12,500	14,629,405
PA State GO	4.00%	3/1/2038	Aa3	8,020	9,310,860
PA State GO	5.00%	1/15/2028	Aa3	10,000	12,337,956
PA State GO	5.00%	5/15/2030	Aa3	6,500	8,687,054
Peralta CCD	5.00%	8/1/2021	AA-	3,000	3,011,814
Perris UHSD (AGM)	4.00%	9/1/2037	AA	2,000	2,393,475
Perris UHSD (AGM)	4.00%	9/1/2039	AA	5,050	6,017,694
Perris UHSD (AGM)	4.00%	9/1/2040	AA	1,935	2,302,237
Philadelphia GO	5.00%	2/1/2030	A	2,750	3,589,171
Philadelphia GO	5.00%	2/1/2031	A	2,500	3,249,781
Philadelphia GO	5.00%	2/1/2032	A	1,750	2,267,761
Philadelphia GO	5.00%	2/1/2033	A	2,500	3,228,727
Philadelphia Sch Dist	5.00%	9/1/2026	A2	500	608,604

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
Philadelphia Sch Dist	5.00%		9/1/2027	A2		$600	$750,254
Philadelphia Sch Dist	5.00%		9/1/2028	A2		500	640,233
Philadelphia Sch Dist	5.00%		9/1/2030	A2		2,500	3,246,775
Philadelphia Sch Dist	5.00%		9/1/2031	A2		2,500	3,234,539
Philadelphia Sch Dist	5.00%		9/1/2032	A2		3,200	4,132,435
Philadelphia Sch Dist (AGM)	5.00%		6/1/2030	AA		5,000	6,093,389
Philadelphia Sch Dist (AGM)	5.00%		6/1/2031	AA		5,000	6,090,430
PR Comwlth GO(b)	8.00%		7/1/2035	Ca		4,750	3,942,500
PR Comwlth GO (AGM)	5.00%		7/1/2035	AA		2,115	2,183,724
PR Comwlth GO (AGM)	5.25%		7/1/2024	AA		855	876,715
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		935	936,518
PR Pub Bldg Auth GTD (AMBAC)	10.00%	#(a)	7/1/2035	Ca		4,245	4,487,148
Reedy Creek Impt Dist GO	4.00%		6/1/2031	AA-		2,240	2,605,554
RI State GO	5.00%		8/1/2029	AA		7,500	9,372,190
Romeoville GO	4.00%		12/30/2036	Aa2		4,725	5,599,251
Romeoville GO	4.00%		12/30/2037	Aa2		3,800	4,492,547
VT EDA - Casella Waste AMT†	4.625%	#(a)	4/1/2036	B		750	895,713
WA State GO	5.00%		8/1/2022	Aaa		14,245	14,301,318
Wake Co Ltd Ob	4.00%		12/1/2031	AA+		5,000	5,855,187
WI PFA - American Dream†	7.00%		12/1/2050	NR		4,000	4,682,647
Total							1,187,973,892

Health Care 12.33%
Allegheny Co Hosp Auth - UPMC	4.00%		7/15/2038	A		4,950	5,843,917
Allegheny County Health Network	5.00%		4/1/2030	A		4,750	5,941,302
Allegheny County Health Network	5.00%		4/1/2031	A		6,000	7,473,866
Antelope Valley Hlth	5.00%		3/1/2031	Ba3		7,000	7,842,928
AR DFA - Baptist Mem Hlth	1.58% (MUNIPSA * 1 + 1.55%	)#	9/1/2044	BBB+		12,000	11,986,596
Atlantic Beach Hlth Facs - Fleet Landing	5.00%		11/15/2028	BBB	(e)	2,020	2,184,922
AZ Hlth Facs - Phoenix Childrens Hsp	5.00%		2/1/2030	A1		6,000	6,168,835
Berks Co IDA - Tower Hlth	5.00%		11/1/2036	BB-		1,835	2,006,168
Berks Co IDA - Tower Hlth	5.00%		11/1/2037	BB-		5,075	5,537,632
Berks Co IDA - Tower Hlth	5.00%	#(a)	2/1/2040	BB-		3,000	3,183,417
Blaine Sr Hsg & Hlthcare - Crest View	5.125%		7/1/2025	NR		1,000	996,255
Bucks Co IDA - Grand View Hosp	5.00%		7/1/2030	BB+		2,075	2,593,886
Bucks Co IDA - Grand View Hosp	5.00%		7/1/2031	BB+		1,150	1,459,616

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
Bucks Co IDA - Grand View Hosp	5.00%		7/1/2032	BB+	$1,000	$1,265,480
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2022	BBB+	1,540	1,631,083
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2023	BBB+	1,000	1,057,702
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2024	BBB+	2,000	2,112,409
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2025	BBB+	4,880	5,146,274
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2026	BBB+	3,705	3,901,192
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2029	BBB+	1,300	1,364,536
CA Hlth - CommonSpirit	4.00%		4/1/2035	BBB+	3,065	3,698,590
CA Hlth - CommonSpirit	4.00%		4/1/2036	BBB+	5,000	6,015,772
CA Hlth - Lucile Packard Childrens Hsp	5.00%		8/15/2032	A+	1,250	1,484,153
CA Hlth - Sutter Hlth	5.00%		11/15/2032	A1	2,000	2,508,598
CA Hlth - Sutter Hlth	5.00%		11/15/2033	A1	2,450	3,069,621
CA Hlth - Sutter Hlth	5.00%		11/15/2034	A1	3,350	4,194,733
CA Hlth Facs - Cedars-Sinai Med Ctr	5.00%		11/15/2026	Aa3	5,000	5,988,445
CA Muni Fin - Cmnty Med Ctrs	5.00%		2/1/2030	A-	3,305	3,828,728
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2033	BB-	1,000	1,190,929
CA Stwde - Loma Linda Univ Med Ctr†	5.25%		12/1/2038	BB-	1,500	1,795,473
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2023	BBB+	3,000	3,216,741
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2024	BBB+	3,730	4,157,869
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2025	BBB+	1,250	1,392,662
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2027	BBB+	1,000	1,109,974
City of Oroville- Oroville Hsp	5.25%		4/1/2034	BB	2,300	2,721,740
Clarke Co Hsp - Piedmont Hlth	5.00%		7/1/2029	AA-	7,090	8,538,717
Clarke Co Hsp - Piedmont Hlth	5.00%		7/1/2030	AA-	4,500	5,390,949
CO Hlth Fac Auth - CommonSpirit	4.00%		8/1/2039	BBB+	2,500	2,887,987
CO Hlth Facs - Valley View Hosp	2.80%	#(a)	5/15/2042	A-	2,315	2,390,018
CO Hlth Facs Auth - Commonspirit	5.00%		8/1/2031	BBB+	3,000	3,839,171
CO Hlth Facs- Adventhealth Obligated	4.00%		11/15/2043	AA	6,715	7,943,744
CT Hlth & Ed - Griffin Hosp†	5.00%		7/1/2032	BB+	370	443,804
CT Hlth & Ed - Griffin Hosp†	5.00%		7/1/2034	BB+	225	268,452
CT Hlth & Ed - Griffin Hosp†	5.00%		7/1/2039	BB+	1,000	1,181,195
CT Hlth & Ed - Trinity Hlth Corp	5.00%		12/1/2041	AA-	5,150	6,192,516
CT Hlth & Ed Fac Auth - Nuvance Hlt	4.00%		7/1/2034	A-	1,750	2,052,877
CT Hlth & Ed Fac Auth - Nuvance Hlt	4.00%		7/1/2035	A-	2,500	2,928,834
CT Hlth & Ed Fac Auth - Nuvance Hlt	5.00%		7/1/2028	A-	5,000	6,327,999
CT Hlth & Ed Fac Auth - Nuvance Hlt	5.00%		7/1/2029	A-	5,250	6,781,520
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2037	BBB-	5,000	5,869,749

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
DC Hsp - Childrens Ntl Hsp	5.00%		7/15/2026	A1		$1,700	$2,031,948
Decatur Hsp - Wise Hlth	5.00%		9/1/2034	BBB-		4,825	5,374,715
Decatur Hsp - Wise Hlth	5.25%		9/1/2029	BBB-		800	904,376
Duluth EDA - St Lukes Hsp	5.75%		6/15/2032	NR		4,250	4,389,055
Eisenhower Med Ctr	5.00%		7/1/2029	Baa2		900	1,086,990
Eisenhower Med Ctr	5.00%		7/1/2031	Baa2		1,500	1,795,910
Eisenhower Med Ctr	5.00%		7/1/2033	Baa2		1,000	1,192,394
Franklin Co IDA - Menno-Haven	5.00%		12/1/2031	NR		1,000	1,118,598
Franklin Co IDA - Menno-Haven	5.00%		12/1/2033	NR		1,000	1,106,622
Franklin Co IDA - Menno-Haven	5.00%		12/1/2038	NR		1,000	1,095,668
Gainesville & Hall Co Hsp - NE GA Hlth	5.00%		2/15/2033	A		9,465	12,289,064
Geisinger Health	4.00%		4/1/2039	AA-		8,000	9,491,342
Geisinger Health	5.00%	#(a)	4/1/2043	AA-		12,355	15,991,210
Glendale IDA - Beatitudes	5.00%		11/15/2036	NR		1,500	1,625,468
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2035	A-		3,300	4,072,598
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2036	A-		3,000	3,694,639
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2037	A-		10,000	12,288,931
Guadalupe Co - Seguin City Hospital	5.25%		12/1/2035	BB		3,000	3,331,870
Harris Co Cultural Ed - Brazos	4.00%		1/1/2023	BBB-	(e)	500	513,633
Harris Co Cultural Ed - Brazos	6.375%		1/1/2033	BBB-	(e)	1,385	1,483,738
HI Dept Budget - Kahala Nui	5.00%		11/15/2027	A	(e)	1,500	1,586,699
IA Fin Auth - Iowa Fertilizer Co	5.25%	#(a)	12/1/2050	BB-		8,095	8,929,005
IL Fin Auth - Ascension Health	4.00%		2/15/2033	AA+		5,000	5,780,524
IL Fin Auth - Centegra Hlth	5.00%		9/1/2034	AA+		1,015	1,137,829
IL Fin Auth - Northshore Univ Hlth	5.00%		8/15/2031	AA-		2,000	2,659,127
IL Fin Auth - Northshore Univ Hlth	5.00%		8/15/2033	AA-		1,250	1,647,102
IL Fin Auth - Northwestern Mem Hlth	5.00%		7/15/2029	AA+		1,000	1,254,423
IL Fin Auth - Plymouth Place	5.00%		5/15/2030	BB+	(e)	1,690	1,974,692	(c)
IL Fin Auth - Silver Cross Hsp	5.00%		8/15/2035	A3		4,500	5,238,550
Jefferson Co Hlth - Norton Healthcare	4.00%		10/1/2039	A		1,185	1,378,286
Karnes Co Hsp Dist	5.00%		2/1/2024	A	(e)	1,075	1,149,828
Karnes Co Hsp Dist	5.00%		2/1/2034	A	(e)	1,000	1,087,126
Kirkwood IDA - Aberdeen Heights	5.25%		5/15/2037	BB	(e)	2,000	2,294,931
KS Hlth Facs- Adventhealth Obligated(d)	5.00%	#(a)	11/15/2054	AA		7,000	9,026,819
KY EDFA - Masonic Homes	5.375%		11/15/2032	NR		2,385	2,430,075
KY EDFA - Owensboro Hlth	5.00%		6/1/2029	Baa2		4,235	4,994,868
KY EDFA - Owensboro Hlth	5.00%		6/1/2032	Baa2		6,000	7,000,413

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
Lee Memorial Hlth System	5.00%		4/1/2036	A+	$4,535	$5,717,591
Lehigh Co - Lehigh Valley Health Network	5.00%		7/1/2029	A+	4,345	5,693,747
MA DFA - Beth Israel Lahey Hlth	5.00%		7/1/2034	A	1,000	1,269,886
MA DFA - Beth Israel Lahey Hlth	5.00%		7/1/2036	A	2,000	2,525,405
MA DFA - Atrius Hlth	5.00%		6/1/2039	BBB	1,250	1,548,221
MA DFA - Partners Hlthcare Sys	5.00%		7/1/2030	AA-	9,660	12,108,709
MA DFA - Wellforce Hlth	4.00%		7/1/2035	BBB+	2,000	2,307,729
MA DFA - Wellforce Hlth	4.00%		7/1/2037	BBB+	3,930	4,513,879
MA DFA - Wellforce Hlth	5.00%		7/1/2038	BBB+	1,000	1,233,228
MA DFA - Wellforce Hlth	5.00%		7/1/2039	BBB+	2,250	2,769,260
Maricopa Cnty AZ IDA - Banner Health	5.00%		1/1/2028	AA-	5,000	6,332,833
Maricopa Co IDA - Honor Health	5.00%		9/1/2033	A2	500	633,702
Maricopa Co IDA - Honor Health	5.00%		9/1/2034	A2	1,000	1,264,684
Maricopa Co IDA - Honor Health	5.00%		9/1/2035	A2	1,000	1,262,998
Maricopa Co IDA - Honor Health	5.00%		9/1/2036	A2	1,800	2,269,350
MD Hlth & Hi Ed - Mercy Med Ctr	5.00%		7/1/2031	BBB+	1,100	1,148,689
MD Hlth & HI ED - Univ of MD Med	5.00%	#(a)	7/1/2045	A	6,500	7,892,316
Meadville Med Center	6.00%		6/1/2036	NR	3,830	4,238,368
Met Nash/Davidson Hlth - Vanderbilt Med	5.00%		7/1/2031	A3	1,300	1,571,673
MI Fin Auth - Crittenton Hospital	5.00%		6/1/2022	NR	2,960	3,090,495
MI Fin Auth - Crittenton Hospital	5.00%		6/1/2027	NR	7,250	7,569,626
MI Fin Auth - Trinity Health	4.00%		12/1/2039	AA-	7,065	8,433,129
MI Fin Auth - Trinity Health	5.00%		12/1/2035	AA-	5,000	6,242,442
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%		11/15/2030	Baa1	1,500	1,685,157
Miami Dade Co Hlth - Miami Childrens Hsp	5.125%		8/1/2037	A	12,150	13,093,690
Miami Dade Co Hlth - Miami Childrens Hsp	5.25%		8/1/2042	A	8,855	9,565,406
Montgomery Co IDA - Einstein Hlthcare	5.00%		1/15/2024	Ba1	4,000	4,448,500
Montgomery Co IDA - Einstein Hlthcare	5.25%		1/15/2026	Ba1	2,000	2,311,428
Montgomery Co IDA - Einstein Hlthcare	5.25%		1/15/2028	Ba1	3,000	3,439,784
Montgomery Co IDA - Jefferson Hlth	4.00%		9/1/2036	A	1,350	1,592,309
Montgomery Co IDA - Jefferson Hlth	4.00%		9/1/2038	A	2,250	2,641,656
Montgomery Co IDA - Jefferson Hlth	4.00%		9/1/2039	A	4,140	4,850,010
Montgomery Co IDA - Whitemarsh	4.00%		1/1/2023	NR	180	185,406
Montgomery Co IDA - Whitemarsh	5.00%		1/1/2030	NR	2,000	2,166,440
Moon IDC - Baptist Homes Soc	5.125%		7/1/2025	NR	3,770	4,094,832
Muskingum Co Hsp - Genesis Hlthcare	5.00%		2/15/2033	BB+	10,500	10,952,088
Nassau Co LEAC - Winthrop Univ Hsp	5.00%		7/1/2027	A3	3,000	3,145,862

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
NC Med - Lutheran Svcs	4.75%		3/1/2032	NR		$2,550	$2,625,889
NC Med - Southminster	5.00%		10/1/2031	NR		1,750	1,923,070
New Hope Ed Facs - Childrens Hlth	5.00%		8/15/2026	Aa3		2,000	2,434,684
New Hope Ed Facs - Childrens Hlth	5.00%		8/15/2028	Aa3		3,170	3,944,889
NJ Hlth - Hackensack Meridian Hlth	5.00%		7/1/2028	AA-		5,500	6,838,094
NJ Hlth - St Josephs Hlth	5.00%		7/1/2028	BBB-		1,300	1,554,065
NJ Hlth - St Josephs Hlth	5.00%		7/1/2029	BBB-		1,605	1,908,675
NJ Hlth - St Josephs Hlth	5.00%		7/1/2030	BBB-		1,100	1,301,837
NJ Hlth - St Josephs Hlth	5.00%		7/1/2031	BBB-		1,110	1,310,250
NJ Hlth - St Peters Univ Hsp	5.25%		7/1/2021	BB+		545	545,000
NJ Hlth - St Peters Univ Hsp	5.75%		7/1/2037	BB+		6,500	6,521,569
NJ Hlth - St Peters Univ Hsp	6.00%		7/1/2026	BB+		5,500	5,517,656
NJ Hlth - St Peters Univ Hsp	6.25%		7/1/2035	BB+		2,050	2,056,756
NJ Hlth - Univ Hosp (AGM)	5.00%		7/1/2028	AA		2,000	2,341,451
NJ Hlth Fin Auth - Valley Health	4.00%		7/1/2036	A		1,000	1,187,610
NJ Hlth Fin Auth - Valley Health	4.00%		7/1/2037	A		1,000	1,184,666
NJ Hlth Fin Auth - Valley Health	5.00%		7/1/2029	A		1,000	1,302,363
NM Hsp - Haverland	5.00%		7/1/2032	BBB-	(e)	1,000	1,033,816
Norfolk EDA - Sentara Hlth	5.00%	#(a)	11/1/2048	AA		5,500	7,050,627
NY Dorm - Catholic Hlth	4.00%		7/1/2037	BBB		1,100	1,278,860
NY Dorm - Catholic Hlth	4.00%		7/1/2039	BBB		1,000	1,157,740
NY Dorm - Catholic Hlth	4.00%		7/1/2040	BBB		850	981,914
NY Dorm - Catholic Hlth	5.00%		7/1/2036	BBB		1,945	2,447,613
NY Dorm - Montefiore	4.00%		8/1/2036	BBB		1,780	2,050,518
NY Dorm - Montefiore	4.00%		9/1/2036	BBB		1,005	1,180,595
NY Dorm - Montefiore	4.00%		8/1/2037	BBB		650	747,121
NY Dorm - Montefiore	4.00%		8/1/2038	BBB		900	1,032,579
NY Dorm - Montefiore	4.00%		9/1/2038	BBB		2,290	2,677,122
NY Dorm - Montefiore	4.00%		9/1/2040	BBB		2,300	2,678,296
NY Dorm - Montefiore	5.00%		9/1/2031	BBB		800	1,026,722
NY Dorm - Montefiore	5.00%		9/1/2032	BBB		1,300	1,663,925
NY Dorm - Montefiore	5.00%		8/1/2033	BBB		900	1,112,633
NY Dorm - Montefiore	5.00%		9/1/2033	BBB		1,000	1,276,175
NY Dorm - Montefiore	5.00%		8/1/2034	BBB		500	616,761
NY Dorm - Montefiore	5.00%		9/1/2034	BBB		2,380	3,029,653
NY Dorm - Montefiore	5.00%		8/1/2035	BBB		900	1,108,800
NY Dorm - Montefiore	5.00%		9/1/2035	BBB		2,620	3,329,953

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2030	BBB-		$1,100	$1,340,068
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,600	1,944,206
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,500	1,833,353
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2027	BBB-		1,300	1,610,175
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2028	BBB-		2,000	2,462,014
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-		2,700	3,304,208
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000	4,311,348
OH Hosp Fac - Premier Hlt	4.00%	11/15/2039	Baa1		6,000	6,783,402
OK DFA - OU Med	5.00%	8/15/2033	Baa3		5,045	6,177,583
OK DFA - OU Med	5.00%	8/15/2038	Baa3		2,645	3,208,835
OK DFA - OU Med	5.25%	8/15/2043	Baa3		5,105	6,272,993
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%	12/1/2035	AA		1,000	1,171,766
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%	12/1/2036	AA		1,250	1,462,574
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%	12/1/2037	AA		2,210	2,579,152
OR Hosp Fac - Salem Health	5.00%	5/15/2029	A+		3,275	4,251,341
OR Hosp Fac - Salem Health	5.00%	5/15/2030	A+		4,660	6,025,551
Oroville - Oroville Hsp	5.25%	4/1/2039	BB		440	513,676
Palomar Hlth	5.00%	11/1/2036	BBB		2,980	3,444,244
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2029	BBB-		3,985	4,704,743
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2030	BBB-		4,775	5,617,558
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2032	BBB-		4,055	4,736,900
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2033	BBB-		4,870	5,676,686
Philadelphia IDA - Wesley	5.00%	7/1/2037	BB	(e)	1,890	2,137,021
Philadelphia PA Hsp & Hi Ed - CHOP(d)	5.00%	7/1/2027	AA		4,500	5,627,013
Philadelphia PA Hsp & Hi Ed - CHOP(d)	5.00%	7/1/2028	AA		5,000	6,405,629
Philadelphia PA Hsp & Hi Ed - CHOP(d)	5.00%	7/1/2030	AA		3,935	5,240,075
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,050	10,366,354
SE Port Auth - Memorial Hlth	5.00%	12/1/2035	BB-	(e)	3,850	4,140,558
SE Port Auth - Memorial Hlth	5.50%	12/1/2029	BB-	(e)	750	829,830
South Miami Hlth Fac - Baptist Hlth	5.00%	8/15/2026	AA-		3,000	3,648,649
South Miami Hlth Fac - Baptist Hlth	5.00%	8/15/2027	AA-		3,620	4,518,958
South Miami Hlth Fac - Baptist Hlth	5.00%	8/15/2028	AA-		2,625	3,268,437
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2023	NR		3,735	4,151,029
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2024	NR		4,500	5,195,365
Tampa Hlth & Ed - Lee Moffit Cancer Center	4.00%	7/1/2039	A2		2,650	3,125,657
Tampa Hlth & Ed - Moffit Cancer	4.00%	7/1/2038	A2		4,755	5,621,860
Tulsa Co Industrial Auth - Montereau	5.25%	11/15/2037	BBB-	(e)	1,250	1,432,953

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Univ of CA	5.00%		5/15/2034	AA-		$12,250	$15,199,261
VA Clg Bldg Auth	4.00%		2/1/2034	AA+		19,965	23,983,741
WA HFC - Rockwood†	6.00%		1/1/2024	NR		685	737,609
WA Hlth - Fred Hutchinson Cancer Ctr	1.161% (1 Mo. LIBOR * .67 + 1.10%	)#	1/1/2042	A+		4,000	4,011,070
WI Hlth & Ed - American Baptist	5.00%		8/1/2032	NR		1,375	1,478,925
WI Hlth & Ed - American Baptist	5.00%		8/1/2037	NR		1,500	1,601,903
WI Hlth & Ed - Aurora Hlth	5.00%		7/15/2026	Aa3		5,575	5,584,880
WI Hlth & Ed - Marshfield Hlth	5.00%	#(a)	2/15/2051	A-		5,000	5,997,396
WI PFA - Alabama Proton†	6.85%		10/1/2047	NR		1,410	1,456,173
Wood Co Hsp Facs - Wood Co Hsp	5.00%		12/1/2027	NR		1,155	1,186,488
Wood Co Hsp Facs - Wood Co Hsp	5.00%		12/1/2032	NR		760	774,551
WV Hsp - WV United Health Sys	4.00%		6/1/2030	A		5,500	6,278,823
WV Hsp - WV United Health Sys	4.00%		6/1/2035	A		1,570	1,773,894
Total							786,555,595

Housing 0.99%
Alachua Co Hlth - Oak Hammock	8.00%		10/1/2032	NR		500	543,162
CA Cmty Hsg - Verdant†	5.00%		8/1/2049	NR		400	462,922
CA HFA - MFH	3.50%		11/20/2035	BBB+		5,829	6,830,566
CA HFA - MFH	4.00%		3/20/2033	NR		6,888	8,125,758
CA HFA - MFH	4.25%		1/15/2035	BBB+		4,381	5,377,050
CA Muni Fin - Park Wstrn Apts (FNMA)	2.65%		8/1/2036	Aaa		4,409	4,722,122
CA State GO	5.00%		11/1/2031	Aa2		10,000	12,576,639
CA Stwde - CHF-Irvine LLC	5.00%		5/15/2026	Baa1		1,000	1,209,767
CA Stwde - CHF-Irvine LLC	5.00%		5/15/2027	Baa1		750	902,525
CA Stwde - Lancer Student Hsg†	5.00%		6/1/2034	NR		380	469,629
CA Stwde - Lancer Student Hsg†	5.00%		6/1/2039	NR		650	793,658
MD State Hsg CDA	3.00%		9/1/2039	Aa1		10,000	10,628,452
MO State Hsg Dev Cmmn (GNMA)	4.25%		5/1/2047	AA+		2,030	2,268,386
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2032	Baa3		1,080	1,305,471
WA Hsg - Emerald Heights	5.00%		7/1/2022	A-	(e)	1,000	1,044,304
WA St HFC	3.50%		12/20/2035	BBB+		4,995	5,830,893
Total							63,091,304

Lease Obligations 5.32%
Alachua Cnty School Brd COP (AGM)	5.00%		7/1/2029	AA		7,530	9,719,993
Broward Co Sch Brd COP	5.00%		7/1/2021	Aa3		5,000	5,000,000

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
CA Pub Wks - Dept Hsps	5.00%		6/1/2023	Aa3	$3,000	$3,275,205
CA Pub Wks - Various Cap Proj	5.00%		11/1/2021	Aa3	1,000	1,016,125
CA Pub Wks - Various Cap Proj	5.00%		4/1/2022	Aa3	4,200	4,353,059
CA State GO	5.00%		12/1/2031	Aa2	2,250	2,727,453
CA State GO	5.00%		12/1/2032	Aa2	815	987,064
CA State GO	5.00%		12/1/2034	Aa2	625	755,602
Cuyahoga Co COP - Conv Hotel Proj	5.00%		12/1/2023	AA-	5,640	6,206,574
Dallas Civic Ctr (AGC)	5.00%		8/15/2021	AA	3,800	3,814,682
Dallas Conv Ctr Hotel Dev Corp	5.25%		1/1/2022	A	6,405	6,429,500
Hudson Yards	5.00%		2/15/2029	Aa3	3,500	4,309,308
IL Sports Facs Auth (AGM)	5.00%		6/15/2027	AA	3,000	3,342,366
IN Fin Auth - Stadium	5.25%		2/1/2029	AA+	2,500	2,954,547
Kansas City IDA - Downtown Redev Dist	5.00%		9/1/2022	AA-	7,470	7,530,083
LA PFA - Hurricane Recovery	5.00%		6/1/2023	A1	3,200	3,487,093
Los Angeles Co COP - Disney Concert Hall	5.00%		9/1/2022	AA+	1,250	1,317,812
MI St Bldg Auth	5.00%		4/15/2036	Aa2	3,000	3,885,163
MI Strategic Fd - Cadillac Place	5.25%		10/15/2023	Aa2	3,865	3,921,368
MI Strategic Fd - Cadillac Place	5.25%		10/15/2024	Aa2	6,915	7,015,445
Miami Dade Co Sch Dist GO	4.00%		3/15/2034	AA-	4,535	5,233,567
Nassau Health Care Corp(d)	5.00%		8/1/2028	A+	5,250	6,681,028
Nassau Health Care Corp(d)	5.00%		8/1/2029	A+	5,590	7,257,392
NJ EDA - Bldgs	5.00%		6/15/2036	Baa1	1,320	1,610,926
NJ EDA - Sch Facs	1.63% (MUNIPSA * 1 + 1.60%	)#	3/1/2028	Baa1	5,000	5,080,273
NJ EDA - Sch Facs	4.00%		6/15/2028	Baa1	3,540	3,860,506
NJ EDA - Sch Facs	4.00%		6/15/2030	Baa1	7,500	8,127,848
NJ EDA - Sch Facs	4.00%		6/15/2034	Baa1	500	598,626
NJ EDA - Sch Facs	4.00%		6/15/2035	Baa1	400	477,730
NJ EDA - Sch Facs	5.00%		6/15/2025	Baa1	5,085	5,955,996
NJ EDA - Sch Facs	5.00%		3/1/2029	Baa1	7,500	8,055,537
NJ EDA - Sch Facs	5.00%		6/15/2034	Baa1	3,000	3,623,415
NJ EDA - Sch Facs	5.00%		6/15/2035	Baa1	1,000	1,205,726
NJ EDA - Sch Facs	5.00%		6/15/2035	Baa1	4,925	5,728,071
NJ EDA - Sch Facs	5.00%		6/15/2042	Baa1	1,400	1,676,737
NJ EDA - Sch Facs	5.25%		6/15/2032	Baa1	2,865	3,371,097
NJ EDA - Sch Facs	5.50%		6/15/2029	Baa1	3,500	4,342,997
NJ EDA - State House Proj	5.00%		6/15/2033	Baa1	7,215	9,063,564

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ EDA - State House Proj	5.00%		6/15/2034	Baa1	$13,645	$17,096,934
NJ EDA - Transit	4.00%		11/1/2037	Baa1	3,000	3,505,162
NJ EDA - Transit	4.00%		11/1/2038	Baa1	3,000	3,497,560
NJ EDA - Transit	5.00%		11/1/2033	Baa1	3,845	4,875,437
NJ Trans Trust Fund	3.25%		6/15/2039	Baa1	2,000	2,152,977
NJ Trans Trust Fund	4.00%		12/15/2031	Baa1	11,195	13,282,901
NJ Trans Trust Fund	4.00%		6/15/2044	Baa1	11,000	12,569,192
NJ Trans Trust Fund	5.00%		6/15/2030	A+	3,000	3,544,806
NJ Trans Trust Fund	5.00%		6/15/2031	A+	2,400	2,828,264
NJ Trans Trust Fund	5.00%		6/15/2031	Baa1	8,000	10,067,642
NJ Trans Trust Fund	5.00%		6/15/2033	Baa1	1,425	1,790,101
NJ Trans Trust Fund	5.00%		12/15/2033	Baa1	25,225	31,646,210
NJ Trans Trust Fund	5.00%		12/15/2034	Baa1	4,895	6,128,797
NJ Trans Trust Fund	5.25%		6/15/2043	Baa1	4,580	5,711,232
NYC Eductnl Const	4.00%		4/1/2036	AA-	2,335	2,836,142
NYC Eductnl Const	4.00%		4/1/2037	AA-	6,070	7,345,004
NYC Eductnl Const	4.00%		4/1/2038	AA-	2,305	2,780,105
NYC Eductnl Const	5.00%		4/1/2028	AA-	4,065	5,155,681
NYC TFA - Bldg Aid Sch Dist	5.00%		7/15/2028	AA	1,500	1,740,801
NYC TFA Sch Dist	5.00%		7/15/2035	AA	10,000	11,858,944
Philadelphia Redev Auth	5.00%		4/15/2022	A	5,195	5,374,409
Philadelphia Redev Auth	5.00%		4/15/2028	A	4,380	5,094,773
San Jose Fing Auth - Civic Ctr	5.00%		6/1/2023	Aa2	1,000	1,091,846
South Florida Wtr Mgt Dist	5.00%		10/1/2027	AA	2,000	2,402,821
VA Pub Bldg Auth	5.00%		8/1/2030	AA+	8,395	11,063,832
Total						339,441,051

Other Revenue 3.20%
Black Belt Energy Gas District :
Gas Prepay Revenue Bonds (Project #4)	4.00%	#(a)	12/1/2049	A1	12,675	14,472,221
Brooklyn Arena LDC - Barclays Ctr	5.00%		7/15/2042	Ba1	7,600	8,910,954
Brooklyn Arena LDC - Barclays Ctr (AGM)	4.00%		7/15/2029	AA	1,500	1,670,386
CA Infra & Econ Dev - Gladstone Instn	5.25%		10/1/2026	NR	10,250	10,376,799
Chester Co IDA - Collegium Chtr Sch	5.25%		10/15/2032	BB	6,410	6,718,268
Cleveland Arpt	5.00%		1/1/2028	A2	2,500	2,560,879
Cleveland Arpt	5.00%		1/1/2029	A2	2,500	2,560,879
Cleveland Co Port Auth - Playhouse Sq	5.00%		12/1/2033	BB+	2,000	2,406,901
Cleveland Co Port Auth - Playhouse Sq	5.25%		12/1/2038	BB+	1,650	1,995,010

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Clifton Higher Ed - Idea Pub Schs	3.75%		8/15/2022	A-	$1,170	$1,188,042
Clifton Higher Ed - Intl Ldrshp Sch	6.00%		8/15/2038	NR	13,970	16,416,864
CT State Revolving Fund	4.00%		2/1/2038	AAA	3,000	3,588,528
DC Rev - Friendship Pub Chtr Sch	5.00%		6/1/2032	BBB	3,000	3,199,664
Florence Twn IDA - Legacy Trad Sch	5.75%		7/1/2033	BB+	3,000	3,264,222
HI Dept Budget - Hawaiian Electric AMT	3.25%		1/1/2025	Baa1	5,000	5,395,249
HI Harbor System AMT	4.00%		7/1/2034	Aa3	1,625	1,949,345
Houston Hi Ed - Cosmos Fndtn	4.00%		2/15/2022	BBB	130	132,680
Houston Hi Ed - Cosmos Fndtn	5.00%		2/15/2032	BBB	2,250	2,295,714
KS DFA - Revolving Fund	5.00%		5/1/2031	AAA	5,465	7,153,618
KY Public Energy Auth - Peak Energy	4.00%	#(a)	2/1/2050	A1	26,000	30,997,782
Lower AL Gas Dist - Goldman Sachs	4.00%	#(a)	12/1/2050	A2	14,250	16,213,462
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2027	A2	5,000	6,147,385
Maricopa Co - Legacy Schools†	5.00%		7/1/2039	BB+	2,055	2,449,926
Maricopa Co IDA - Paradise Schools†	5.00%		7/1/2036	BB+	2,500	2,846,052
MD EDC - Chesapeake Bay Hyatt(b)	5.00%		12/1/2016	NR	700	420,000
MSR Energy Auth - Citi	6.125%		11/1/2029	BBB+	3,740	4,753,395
NJ EDA - Sch Facs	5.00%		3/1/2027	Baa1	6,900	7,427,071
NYC Cultural - Lincoln Center	4.00%		12/1/2033	A	2,000	2,422,520
NYC Cultural - Lincoln Center	5.00%		12/1/2031	A	1,250	1,658,748
NYC Cultural - Lincoln Center	5.00%		12/1/2032	A	3,500	4,608,854
Phoenix IDA - Basis Schs†	5.00%		7/1/2035	BB	2,350	2,626,255
Pima Co IDA - Edkey Chtr Sch†	5.00%		7/1/2035	NR	5,000	5,580,204
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%		8/1/2023	A2	9,365	10,343,824
St Louis Fin Corp - Convention Center (AGM)	5.00%		10/1/2040	AA	1,750	2,228,599
Washington St Convention Ctr Pub Facs	4.00%		7/1/2031	NR	6,055	7,091,526
Total						204,071,826

Pre-Refunded 0.06%
Wood Co Hsp Facs - Wood Co Hsp	5.00%		12/1/2027	NR	2,295	2,447,743
Wood Co Hsp Facs - Wood Co Hsp	5.00%		12/1/2032	NR	1,515	1,615,830
Total						4,063,573

Special Tax 2.51%
Allentown Neighborhood Impt	5.00%		5/1/2031	Baa3	5,500	5,681,263
Allentown Neighborhood Impt†	5.00%		5/1/2032	Ba3	1,250	1,476,502
Allentown Neighborhood Impt†	5.00%		5/1/2033	Ba3	1,000	1,203,360

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
Allentown Neighborhood Impt†	5.375%	5/1/2042	NR	$5,500	$6,525,000
Allentown Neighborhood Impt - Wtrfrnt Proj†	6.00%	5/1/2042	NR	1,965	2,487,264
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022	A+	1,500	1,566,998
Connecticut Special Transportation Fund: Debt Service	4.00%	9/1/2034	AA-	8,075	9,220,513
CT Spl Tax - Trans Infra	5.00%	10/1/2030	AA-	9,000	11,452,858
CT Spl Tax - Trans Infra	5.00%	1/1/2032	AA-	14,375	17,849,059
Douglas Co - Sterling Ranch	3.375%	12/1/2030	NR	600	662,922
Douglas Co - Sterling Ranch	3.75%	12/1/2040	NR	1,250	1,380,013
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA	1,950	2,228,576
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA	2,650	3,018,048
Hinsdale Township High School District #86	4.00%	7/15/2039	AAA	6,820	7,925,009
Miami World Ctr CDD	4.75%	11/1/2027	NR	750	850,830
MIDA Mount Village PID	4.50%	8/1/2040	NR	1,250	1,431,350
NYC IDA - Queens Stadium (AGM)	3.00%	1/1/2033	AA	1,750	1,961,782
NYC IDA - Queens Stadium (AGM)	3.00%	1/1/2034	AA	1,000	1,112,691
NYC IDA - Queens Stadium (AGM)	4.00%	1/1/2032	AA	1,000	1,236,325
NYC IDA - Queens Stadium (AGM)	5.00%	1/1/2030	AA	2,500	3,281,284
NYC IDA - Queens Stadium (AGM)	5.00%	1/1/2031	AA	1,250	1,671,923
NYC IDA - Yankee Stadium (AGM)	2.50%	3/1/2037	AA	10,435	10,704,584
NYC IDA - Yankee Stadium (AGM)	3.00%	3/1/2036	AA	5,500	6,020,321
NYC IDA - Yankee Stadium (AGM)	3.00%	3/1/2038	AA	8,000	8,711,116
NYC IDA - Yankee Stadium (AGM)	3.00%	3/1/2039	AA	7,000	7,603,270
Orange Co CFD - Esencia	5.00%	8/15/2033	NR	1,370	1,562,881
Orange Co CFD - Esencia	5.00%	8/15/2035	NR	975	1,109,495
Peninsula Town Center†	4.50%	9/1/2028	NR	545	590,529
Peninsula Town Center†	5.00%	9/1/2037	NR	875	966,610
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA	1,875	1,882,400
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2025	AA	3,500	4,126,865
Plaza Met Dist #1†	4.50%	12/1/2030	NR	4,300	4,428,971
River Islands PFA - CFD 2003	5.375%	9/1/2031	NR	2,000	2,124,984
St Louis IDA - Ballpark Vlg	4.375%	11/15/2035	NR	3,955	4,032,717
Village CDD #12	3.25%	5/1/2026	NR	3,810	4,022,209
Village CDD #12†	3.80%	5/1/2028	NR	2,140	2,366,703
Village CDD #12†	4.00%	5/1/2033	NR	1,905	2,158,789
Village CDD #13	3.00%	5/1/2029	NR	495	532,037

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
Village CDD #13†	3.00%	5/1/2035	NR	$3,450	$3,642,054
Village CDD #13†	3.25%	5/1/2040	NR	4,320	4,555,557
Village CDD #13	3.375%	5/1/2034	NR	2,560	2,797,873
Village CDD #9	5.00%	5/1/2022	NR	190	194,698
Village CDD #9	5.25%	5/1/2031	NR	1,535	1,576,186
Total					159,934,419

Tax Revenue 4.65%
Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+	1,000	1,180,677
City of Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2	315	320,892
City of Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2	1,450	1,512,621
Cook Co Sales Tax	4.00%	11/15/2034	AA-	3,750	4,365,625
CT Spl Tax - Trans Infra	5.00%	5/1/2032	AA-	2,750	3,627,503
CT Spl Tax - Trans Infra	5.00%	5/1/2033	AA-	3,000	3,945,453
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+	7,245	8,392,616
El Paso Dev Corp - Downtown Ballpark	6.25%	8/15/2023	AA-	5,000	5,509,989
Guam - Business Privilege Tax(d)	4.00%	1/1/2036	Ba1	1,000	1,163,106
Guam - Business Privilege Tax(d)	5.00%	1/1/2031	Ba1	750	959,584
Jacksonville Sales Tax	5.00%	10/1/2021	Aa3	2,500	2,529,645
Jefferson Co - Sch Warrant	5.00%	9/15/2026	AA	2,400	2,932,739
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2030	AA+	5,665	5,973,505
MBTA - Sales Tax	5.00%	7/1/2036	AA	4,145	5,120,940
MD Dept Trans	4.00%	7/1/2037	Aa2	4,660	5,668,955
MD St Trans Auth	3.00%	10/1/2034	AAA	5,510	6,083,130
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+	5,950	6,516,608
Met Atlanta Rapid Trans Auth	5.00%	7/1/2032	AA+	5,000	6,045,924
Met Govt Nashville - Cnty Conv Ctr	5.00%	7/1/2022	A+	3,245	3,256,733
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BBB	5,020	5,353,784
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2028	BBB	10,090	10,538,853
Miami Dade Co - Transit Rev	5.00%	7/1/2032	AA	7,500	9,767,019
MTA NY - Dedicated Tax	5.00%	11/15/2027	AA	5,700	6,068,378
NJ EDA - Cigarette Tax	5.00%	6/15/2028	BBB	6,650	6,860,462
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB	500	515,266
NJ Trans Trust Fund	5.00%	6/15/2031	Baa1	3,200	4,027,057
NM St Severance Tax	5.00%	7/1/2029	Aa2	10,000	13,050,399
NY Dorm - Sales Tax	5.00%	3/15/2028	AA+	11,645	13,821,997
NY UDC - PIT	3.00%	3/15/2040	Aa2	11,435	12,493,111
NY UDC - PIT	4.00%	3/15/2041	Aa2	9,710	11,594,411

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
NYC TFA - Future Tax	5.00%	2/1/2041	AAA	$14,940	$17,180,999
NYC TFA - Bldg Aid Sch Dist	5.00%	7/15/2024	AA	10,000	10,039,464
NYC TFA - Future Tax	3.00%	11/1/2037	AAA	2,500	2,741,441
NYC TFA - Future Tax	4.00%	5/1/2038	AAA	10,000	12,094,959
Phoenix Excise Tax	5.00%	7/1/2026	AAA	13,000	15,348,800
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	1,616	1,411,448
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	21,064	17,007,394
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	2,346	1,764,593
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	5,606	1,342,362
PR Corp Sales Tax	4.329%	7/1/2040	NR	8,325	9,351,552
PR Corp Sales Tax	4.329%	7/1/2040	NR	22,723	25,524,964
PR Corp Sales Tax	4.50%	7/1/2034	NR	3,563	3,955,436
PR Corp Sales Tax	4.536%	7/1/2053	NR	81	91,117
PR Corp Sales Tax	4.55%	7/1/2040	NR	268	305,022
PR Corp Sales Tax	4.75%	7/1/2053	NR	1,967	2,239,505
PR Corp Sales Tax	4.784%	7/1/2058	NR	1,092	1,246,381
PR Corp Sales Tax	5.00%	7/1/2058	NR	4,974	5,745,551
Total					296,587,970

Tobacco 2.95%
Buckeye Tobacco	5.00%	6/1/2055	NR	51,880	60,648,529
Golden St Tobacco	3.50%	6/1/2036	BB	1,375	1,400,360
Golden St Tobacco	5.00%	6/1/2027	BBB	4,000	4,980,344
Golden St Tobacco	5.00%	6/1/2028	BBB	1,000	1,236,580
Golden St Tobacco	5.00%	6/1/2047	NR	3,100	3,204,985
Golden St Tobacco	5.00%	6/1/2047	NR	6,875	7,107,830
Los Angeles Co Tobacco	4.00%	6/1/2034	A-	980	1,212,669
Los Angeles Co Tobacco	4.00%	6/1/2035	A-	1,300	1,603,780
Los Angeles Co Tobacco	4.00%	6/1/2036	A-	1,195	1,467,422
Los Angeles Co Tobacco	4.00%	6/1/2037	A-	895	1,094,967
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	250	311,413
MI Tob Settlement	4.00%	6/1/2034	A-	1,000	1,239,049
MI Tob Settlement	4.00%	6/1/2035	A-	2,000	2,469,848
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	35,000	2,738,271
Nthrn AK Tobacco(d)	4.00%	6/1/2050	NR	1,750	2,054,717
Nthrn AK Tobacco	4.625%	6/1/2023	A1	155	155,212
PA Tob Settlement	5.00%	6/1/2032	A1	8,350	10,338,782
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	4,008,103

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)
RI Tob Settlement	5.00%	6/1/2027	BBB		$2,500	$2,928,823
RI Tob Settlement	5.00%	6/1/2028	BBB		2,000	2,332,352
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A		1,000	1,083,490
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A		1,000	1,081,411
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A		1,040	1,121,429
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR		12,020	12,037,312
Tobacco Settlement Auth IA	4.00%	6/1/2049	BBB		12,500	14,627,280
Tobacco Settlement Auth WA	5.00%	6/1/2023	A		6,250	6,815,014
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A		5,000	5,214,327
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	A		3,575	4,523,230
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+		10,300	12,249,009
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+		5,100	6,250,105
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		3,690	3,714,356
TSASC	5.00%	6/1/2029	A		5,775	7,096,658
Total						188,347,657

Transportation 23.96%
AK Intl Airports Sys	5.00%	10/1/2024	A1		750	862,840
AK Intl Airports Sys	5.00%	10/1/2027	A1		1,000	1,181,280
AK Intl Airports Sys	5.00%	10/1/2028	A1		2,000	2,359,796
AL Port Auth AMT (AGM)	5.00%	10/1/2026	AA		1,250	1,504,371
AL Port Auth AMT (AGM)	5.00%	10/1/2027	AA		2,000	2,459,541
AL Port Auth AMT (AGM)	5.00%	10/1/2028	AA		4,710	5,739,160
AL Port Auth AMT (AGM)	5.00%	10/1/2029	AA		3,500	4,238,232
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-		4,075	4,492,143
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2034	AA		3,650	4,408,389
Atlanta Arpt - PFC	5.00%	1/1/2029	Aa3		2,500	2,796,882
Atlanta Arpt - PFC AMT	4.00%	7/1/2034	Aa3		20,615	24,368,946
Atlanta Arpt AMT	4.00%	7/1/2039	Aa3		2,250	2,630,401
Bay Area Toll Auth	4.00%	4/1/2029	AA-		5,800	6,833,449
Broward Co Arpt AMT	5.00%	10/1/2029	A1		1,120	1,453,702
Broward Co Arpt AMT	5.00%	10/1/2033	A1		6,130	7,134,798
Broward Co Arpt AMT	5.00%	10/1/2035	A1		2,500	3,192,876
Broward Co Arpt AMT	5.00%	10/1/2036	A1		2,615	3,333,723
Broward Co Arpt AMT	5.00%	10/1/2037	A1		4,000	5,086,709
CA Muni Fin - LINXS AMT	5.00%	6/30/2031	BBB-	(e)	3,195	3,970,072
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2036	BBB-	(e)	3,215	3,961,540
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2037	BBB-	(e)	7,000	8,606,858

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2047	BBB-	(e)	$9,000	$10,931,923
CA Sacramento Arpt AMT	5.00%	7/1/2036	A		5,645	6,956,296
Central FL Expressway Auth	4.00%	7/1/2037	A+		7,380	8,342,150
Central TX Mobility Auth	5.00%	1/1/2027	BBB+		7,500	8,864,245
Central TX Mobility Auth	5.00%	1/1/2030	A-		800	922,632
Central TX Mobility Auth	5.00%	1/1/2031	A-		1,675	1,928,043
Central TX Mobility Auth	5.00%	1/1/2032	A-		2,000	2,297,319
Central TX Mobility Auth	5.00%	1/1/2033	BBB+		3,010	3,228,245
Central TX Tpk	5.00%	8/15/2025	A-		2,250	2,567,539
Central TX Tpk	5.00%	8/15/2026	A-		2,500	2,848,300
Central TX Tpk	5.00%	8/15/2027	A-		3,300	3,748,098
Central TX Tpk	5.00%	8/15/2028	A-		3,705	4,196,074
Central TX Tpk	5.00%	8/15/2033	A-		7,650	8,578,578
Chicago Midway Arpt	4.00%	1/1/2034	A-		2,175	2,429,766
Chicago Midway Arpt	5.00%	1/1/2026	A-		6,075	6,767,343
Chicago Midway Arpt AMT	5.00%	1/1/2023	A-		3,000	3,210,053
Chicago Midway Arpt AMT	5.00%	1/1/2026	A-		4,605	5,106,672
Chicago Midway Arpt AMT	5.00%	1/1/2030	A-		5,000	5,513,166
Chicago Midway Arpt AMT	5.00%	1/1/2031	A-		2,000	2,355,349
Chicago O’Hare Arpt	4.00%	1/1/2035	A		15,000	17,891,956
Chicago O’Hare Arpt	5.00%	1/1/2031	A		6,500	7,486,689
Chicago O’Hare Arpt	5.00%	1/1/2035	A		7,000	9,039,631
Chicago O’Hare Arpt AMT	5.00%	1/1/2024	A		5,000	5,116,672
Chicago O’Hare Arpt AMT	5.00%	1/1/2029	A		7,000	8,007,588
Chicago Trans Auth	4.00%	12/1/2050	A+		3,500	4,057,830
Chicago Trans Auth	5.00%	12/1/2045	A+		6,250	7,818,031
Cleveland Arpt (AGM)	5.00%	1/1/2027	AA		2,175	2,509,251
Delaware River & Bay Auth	4.00%	1/1/2044	A1		5,000	5,731,657
Delaware River Port Auth	5.00%	1/1/2027	A		1,835	1,945,019
Delaware River Port Auth	5.00%	1/1/2028	A+		7,500	8,390,646
Delaware River Toll Brdg Commn	5.00%	7/1/2029	A1		1,000	1,241,583
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1		1,920	2,375,366
Delaware River Toll Brdg Commn	5.00%	7/1/2032	A1		2,025	2,495,412
Denver City & Co Arpt AMT	5.00%	12/1/2031	A		15,000	18,827,890
Denver City & Co Arpt AMT	5.00%	12/1/2035	A		5,000	6,234,796
Denver RTD - Eagle P3	4.00%	1/15/2033	Baa2		850	1,034,641
Denver RTD - Eagle P3	4.00%	7/15/2034	Baa2		7,650	9,253,446

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
Denver RTD - Eagle P3	4.00%		7/15/2036	Baa2		$700	$839,705
Denver RTD - Eagle P3	5.00%		1/15/2032	Baa2		950	1,247,081
E470 Pub Hwy Auth	0.384% (SOFR + 0.35%	)#	9/1/2039	A		1,690	1,691,869
GA Atlanta Arpt AMT	4.00%		7/1/2038	Aa3		5,200	6,092,243
Greater Orlando Arpt AMT	5.00%		10/1/2031	Aa3		4,625	5,953,914
Greater Orlando Aviation AMT	5.00%		10/1/2029	A1		3,000	3,709,503
Greater Orlando Aviation Auth AMT	5.00%		10/1/2029	Aa3		7,545	9,820,555
Hampton Roads Trans Commn	5.00%		7/1/2032	AA		1,180	1,477,925
Hampton Roads Trans Commn	5.00%		7/1/2033	AA		1,000	1,249,553
Harris Co Toll Rd	5.00%		8/15/2029	Aa1		2,500	3,151,400
Harris Co Toll Rd	5.00%		8/15/2030	Aa1		1,000	1,253,930
Harris Co Toll Rd	5.00%		8/15/2031	Aa1		3,000	3,749,761
HI Airport Sys AMT	5.00%		7/1/2031	A+		1,275	1,599,889
HI Airport Sys AMT	5.00%		7/1/2033	A+		3,300	4,126,510
HI Airport Sys AMT	5.00%		7/1/2034	A+		2,000	2,495,184
HI Airport Sys AMT	5.00%		7/1/2036	A+		5,000	6,217,802
Houston Arpt - Continental Airlines AMT	4.75%		7/1/2024	Ba3		5,600	5,874,299
Houston Arpt - United Airlines AMT	5.00%		7/15/2027	B-	(e)	1,000	1,195,898
Houston Arpt - United Airlines AMT	5.00%		7/15/2035	B		1,455	1,619,365
Houston Arpt AMT	5.00%		7/1/2021	A		5,000	5,000,000
Houston Arpt AMT	5.00%		7/1/2029	A1		1,000	1,291,718
Houston Arpt AMT	5.00%		7/1/2030	A1		1,200	1,575,201
Houston Arpt AMT	5.00%		7/1/2031	A1		1,550	2,071,720
Houston Arpt AMT	5.00%		7/1/2032	A1		1,300	1,730,961
Houston Arpt AMT	5.00%		7/1/2034	A1		4,850	6,050,822
IL State GO	5.00%		11/1/2025	Baa2		2,000	2,356,571
IL State GO	5.00%		11/1/2027	Baa2		7,400	9,114,236
IL Toll Hwy Auth	5.00%		1/1/2027	AA-		1,000	1,113,701
IL Toll Hwy Auth	5.00%		1/1/2027	AA-		10,600	13,049,224
IL Toll Hwy Auth	5.00%		1/1/2028	AA-		2,535	2,817,190
Kansas City Dev Auth Arpt- Terminal Modernization AMT	5.00%		3/1/2038	A2		6,205	7,727,647
Kansas City IDA - Kansas City Intl Airport AMT	5.00%		3/1/2038	A2		13,500	16,812,770
Kansas City IDA - Kansas City Intl Airport AMT	5.00%		3/1/2039	A2		5,000	6,214,347
KY Tpk Auth	5.00%		7/1/2026	Aa3		5,215	5,468,019

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Los Angeles Dept Arpts - LAX	5.00%	5/15/2027	Aa3	$2,000	$2,346,089
Los Angeles Dept Arpts - LAX	5.00%	5/15/2032	Aa3	5,870	6,843,946
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2030	Aa3	5,325	6,811,572
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2035	Aa3	11,410	14,475,324
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2036	Aa3	10,640	13,465,057
Louisville Regl Airport AMT	5.00%	7/1/2022	A	1,625	1,696,827
Louisville Regl Airport AMT	5.00%	7/1/2023	A	2,250	2,454,790
MA Port Auth AMT	5.00%	7/1/2031	Aa2	7,500	9,546,871
MD EDC - CNX Marine Terminals	5.75%	9/1/2025	BB-	4,000	4,045,121
MD EDC - Port Covington	3.25%	9/1/2030	NR	500	568,427
MD EDC - Port Covington	4.00%	9/1/2040	NR	1,000	1,174,197
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3	125	148,030
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2035	A-	1,000	1,181,688
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2036	A-	1,500	1,766,732
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2037	A-	1,500	1,760,981
Met DC Arpt AMT	5.00%	10/1/2030	Aa3	8,040	10,186,357
Met DC Arpt AMT	5.00%	10/1/2031	Aa3	5,000	6,047,622
Met Nashville Arpt Auth AMT	5.00%	7/1/2036	A2	7,500	9,584,409
Met Nashville Arpt Auth AMT	5.00%	7/1/2037	A2	8,750	11,151,958
Met Nashville Arpt Auth AMT	5.00%	7/1/2038	A2	5,000	6,358,517
Met Nashville Arpt Auth AMT	5.00%	7/1/2039	A2	5,000	6,343,781
Miami Dade Co Aviation - MIA	5.00%	10/1/2025	A2	3,690	4,227,091
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2021	A2	1,500	1,517,673
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2022	A2	1,550	1,641,838
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2027	A2	5,145	5,856,292
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A2	3,500	3,981,447
Miami Dade Co Aviation - Mia AMT	5.00%	10/1/2034	A2	11,070	12,508,769
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A	1,750	1,831,850
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,000	2,095,819
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,500	2,725,970
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A	3,500	3,667,307
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A	3,500	3,897,953
Minneapolis / St Paul Met Arpts	5.00%	1/1/2029	A+	5,000	6,120,973
Minneapolis / St Paul Met Arpts	5.00%	1/1/2030	A+	5,000	6,102,489
MTA NY	4.00%	11/15/2043	A3	5,000	5,911,167
MTA NY	4.75%	11/15/2045	A3	19,000	23,403,858
MTA NY	5.00%	11/1/2023	A3	5,640	5,986,225

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
MTA NY	5.00%	11/15/2026	A3	$9,000	$11,009,236
MTA NY	5.00%	11/15/2028	A3	13,690	17,285,491
MTA NY	5.00%	11/15/2029	A3	5,000	6,290,009
MTA NY	5.00%	11/15/2031	A3	12,180	12,890,586
MTA NY	5.00%	11/15/2033	A3	4,025	4,994,443
MTA NY	5.00%	11/15/2038	A3	1,500	1,633,748
MTA NY	5.25%	11/15/2028	A3	6,760	8,039,066
MTA NY	5.25%	11/15/2035	A3	7,500	8,421,141
NC Tpk Auth - Triangle Exprs	5.00%	1/1/2032	BBB	1,000	1,192,089
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2037	AA	12,895	14,928,039
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2038	AA	9,000	10,398,867
NC Tpk Auth - Triangle Exprs (AGM)	5.00%	1/1/2031	AA	1,000	1,211,979
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2023	A3	3,000	3,231,855
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	A3	3,185	3,550,221
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2030	A3	365	464,562
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2031	A3	300	380,564
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2032	A3	775	982,366
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2034	A3	865	1,090,760
NJ EDA - Goethals Brdg AMT	5.125%	1/1/2034	BBB	5,010	5,589,639
NJ Tpk Auth	5.00%	1/1/2029	A+	5,000	5,670,477
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,760,870
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,944,716
NJ Tpk Auth	5.00%	1/1/2033	A+	2,100	2,558,254
NJ Tpk Auth	5.00%	1/1/2034	A+	1,500	1,874,446
NJ Trans Trust Fund	4.00%	6/15/2038	Baa1	3,000	3,560,898
NJ Trans Trust Fund	4.00%	6/15/2039	Baa1	3,000	3,552,251
NJ Trans Trust Fund	5.00%	6/15/2028	A+	6,275	7,488,970
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	10,622,188
North TX Twy Auth	4.00%	1/1/2037	A+	8,740	10,367,563
North TX Twy Auth	5.00%	1/1/2023	NR	1,985	2,128,926
North TX Twy Auth	5.00%	1/1/2023	A+	3,015	3,231,763
North TX Twy Auth	5.00%	1/1/2025	A+	5,000	5,589,766

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
North TX Twy Auth	5.00%	1/1/2031	A	$8,085	$8,963,654
North TX Twy Auth	5.00%	1/1/2035	A+	1,500	2,157,983
North TX Twy Auth	5.00%	1/1/2035	A+	3,500	4,243,328
North TX Twy Auth	5.00%	1/1/2036	A+	5,000	5,922,780
NV State Highway Rev	5.00%	12/1/2030	AAA	10,000	12,395,362
NY Trans Dev Corp - Delta AMT	4.00%	1/1/2036	Baa3	10,010	11,506,892
NY Trans Dev Corp - Delta AMT	4.375%	10/1/2045	Baa3	6,750	8,127,731
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2031	Baa3	3,900	4,809,580
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2033	Baa3	11,000	13,498,350
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2034	Baa3	3,450	4,223,759
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2036	Baa3	7,400	9,029,230
NY Trans Dev Corp - Delta AMT	5.00%	10/1/2040	Baa3	6,750	8,628,534
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2039	Baa1	1,000	1,207,265
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2041	Baa1	3,200	3,846,509
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2030	Baa1	3,000	4,024,655
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2031	Baa1	2,160	2,891,189
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2032	Baa1	3,000	3,981,552
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2035	Baa1	1,500	1,969,830
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2037	Baa1	1,000	1,307,512
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2024	Baa1	750	864,183
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2027	Baa1	1,025	1,280,968
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2031	Baa1	1,850	2,424,346
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2033	Baa1	1,500	1,949,163
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2031	Baa3	3,000	3,266,644
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2032	Baa3	3,000	3,263,276
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2033	Baa3	3,500	3,802,717
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2034	Baa3	2,250	2,536,586
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	20,000	22,644,736
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa3	750	799,591
NY Twy Auth	5.00%	1/1/2024	A1	1,960	2,186,495
NY Twy Auth	5.00%	1/1/2026	A1	5,115	5,930,030
NY Twy Auth	5.00%	1/1/2033	A1	3,405	4,233,056
NY Twy Auth	5.00%	1/1/2046	A2	5,000	5,870,659

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
NY Twy Auth (AGM)	4.00%	1/1/2040	AA		$11,770	$14,006,828
NYS Thruway - Service Area Proj AMT	4.00%	10/31/2034	BBB-	(e)	750	905,322
NYS Thruway - Service Area Proj AMT	4.00%	10/31/2041	BBB-	(e)	3,000	3,547,737
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A+		10,000	10,925,622
Orlando Arpt Rev AMT	5.00%	10/1/2030	Aa3		15,000	19,340,415
PA Tpk Commn	5.00%	12/1/2022	A+		3,500	3,738,844
PA Tpk Commn	5.00%	12/1/2032	A1		1,500	1,976,402
PA Tpk Commn	5.00%	12/1/2033	A1		1,300	1,705,592
PA Tpk Commn	5.00%	12/1/2034	A1		1,200	1,562,090
PA Tpk Commn	5.00%	12/1/2035	A1		1,800	2,338,892
Philadelphia Arpt(d)	5.00%	7/1/2028	NR		2,750	3,476,883
Philadelphia Arpt(d)	5.00%	7/1/2029	NR		3,590	4,607,157
Philadelphia Arpt(d)	5.00%	7/1/2030	NR		2,250	2,936,939
Philadelphia Arpt(d)	5.00%	7/1/2031	NR		1,900	2,515,814
Philadelphia Arpt(d)	5.00%	7/1/2032	NR		3,660	4,804,127
Philadelphia Arpt	5.00%	7/1/2033	NR		4,050	5,289,503
Phoenix Arpt	5.00%	7/1/2036	Aa3		4,045	5,005,376
Phoenix Arpt AMT	5.00%	7/1/2022	Aa3		1,500	1,571,548
Phoenix Arpt AMT	5.00%	7/1/2029	A1		1,500	1,937,577
Phoenix Arpt AMT	5.00%	7/1/2030	A1		4,245	5,443,446
Phoenix Civic Impt Corp AR	5.00%	7/1/2036	A1		5,000	6,128,199
Port Auth NY & NJ	4.00%	11/1/2037	Aa3		3,540	4,262,161
Port Auth NY & NJ	5.00%	12/1/2023	Aa3		5,300	5,902,740
Port Auth NY & NJ	5.00%	12/1/2025	Aa3		10,000	11,147,534
Port Auth NY & NJ	5.00%	10/15/2026	Aa3		5,605	6,689,366
Port Auth NY & NJ	5.00%	10/15/2027	Aa3		4,750	5,664,488
Port Auth NY & NJ AMT	3.00%	10/1/2029	Aa3		5,000	5,685,578
Port Auth NY & NJ AMT	4.00%	7/15/2034	Aa3		2,250	2,772,491
Port Auth NY & NJ AMT	4.00%	7/15/2035	Aa3		2,250	2,763,206
Port Auth NY & NJ AMT	4.00%	7/15/2036	Aa3		1,500	1,835,417
Port Auth NY & NJ AMT	4.00%	7/15/2037	Aa3		2,000	2,402,859
Port Auth NY & NJ AMT	4.00%	7/15/2038	Aa3		3,000	3,593,312
Port Auth NY & NJ AMT	4.00%	7/15/2039	Aa3		6,000	7,163,884
Port Auth NY & NJ AMT	5.00%	7/15/2026	Aa3		2,250	2,719,985
Port Auth NY & NJ AMT	5.00%	9/15/2026	Aa3		11,385	13,827,583
Port Auth NY & NJ AMT	5.00%	7/15/2027	Aa3		1,625	2,015,601
Port Auth NY & NJ AMT	5.00%	7/15/2028	Aa3		2,910	3,692,744
Port Auth NY & NJ AMT	5.00%	9/15/2028	Aa3		4,000	5,050,468

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Port Auth NY & NJ AMT	5.00%	11/1/2030	Aa3	$4,100	$5,307,184
Port Auth NY & NJ AMT	5.00%	10/15/2034	Aa3	9,170	10,374,373
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	11,414,467
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2037	A+	2,420	3,050,423
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2038	A+	3,250	4,088,469
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	A+	3,330	4,180,310
Port Seattle AMT	5.00%	8/1/2029	A+	8,635	11,087,691
Port Seattle AMT	5.00%	8/1/2030	A+	9,345	12,185,404
Port Seattle AMT	5.00%	5/1/2033	A+	4,045	4,841,546
Port Seattle AMT	5.00%	4/1/2044	A+	14,870	18,179,576
PR Hwy & Trans Auth(b)	5.00%	7/1/2033	C	1,215	646,988
PR Hwy & Trans Auth(b)	5.50%	7/1/2023	C	4,305	2,292,413
PR Hwy & Trans Auth(b)	5.50%	7/1/2024	C	3,000	1,597,500
PR Hwy & Trans Auth (AGC)	5.25%	7/1/2036	AA	1,560	1,700,575
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	1,142,659
Sacramento Co Arpt AMT	5.00%	7/1/2027	A	5,950	7,365,272
Sacramento Co Arpt AMT	5.00%	7/1/2034	A	4,000	4,945,129
Salt Lake City Arpt AMT	5.00%	7/1/2029	A	3,000	3,756,399
Salt Lake City Arpt AMT	5.00%	7/1/2030	A	2,275	2,768,590
Salt Lake City Arpt AMT	5.00%	7/1/2031	A	3,000	3,649,359
Salt Lake City Arpt AMT	5.00%	7/1/2032	A	8,750	10,680,038
Salt Lake City Arpt AMT	5.00%	7/1/2034	A	4,455	5,429,381
Salt Lake City Arpt AMT	5.00%	7/1/2034	A	14,645	18,105,354
San Diego Arpt	4.00%	7/1/2037	A-	2,000	2,354,515
San Diego Arpt	4.00%	7/1/2038	A-	2,000	2,349,706
San Francisco Arpt AMT	5.00%	5/1/2026	A1	10,000	10,394,757
San Francisco Arpt AMT	5.00%	5/1/2028	A1	7,550	7,842,223
San Francisco Arpt AMT	5.00%	5/1/2032	A1	23,000	30,570,498
San Francisco Arpt AMT	5.00%	5/1/2037	A1	15,565	19,592,204
San Jose Arpt	5.00%	3/1/2026	A2	1,200	1,348,681
San Jose Arpt	5.00%	3/1/2027	A2	2,260	2,531,668
San Jose Arpt	5.00%	3/1/2028	A2	1,655	1,851,129
San Jose Arpt AMT	5.00%	3/1/2035	A2	1,500	1,809,286
South Carolina Ports AMT	5.00%	7/1/2032	A+	4,225	5,321,144
South Jersey Trans Auth	5.00%	11/1/2021	BBB+	5,305	5,386,597
Triborough Brdg & Tunl Auth	4.00%	11/15/2040	AA-	10,000	11,942,716
Triborough Brdg & Tunl Auth	5.00%	11/15/2029	AA-	5,650	7,004,747

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+	$2,595	$2,646,166
TX Surface Trans Corp - I-635	4.00%		12/31/2033	Baa2	6,500	7,844,344
TX Surface Trans Corp - I-635	4.00%		12/31/2034	Baa2	6,500	7,820,115
TX Surface Trans Corp - I-635	4.00%		12/31/2035	Baa2	6,000	7,202,996
TX Surface Trans Corp - I-635	4.00%		6/30/2036	Baa2	4,125	4,937,209
TX Surface Trans Corp - I-635	4.00%		12/31/2036	Baa2	5,500	6,582,945
Wayne Co Arpt AMT	5.00%		12/1/2026	A1	1,590	1,881,089
Wayne Co Arpt AMT	5.00%		12/1/2027	A1	2,000	2,368,062
Wayne Co Arpt AMT	5.00%		12/1/2030	A1	13,720	16,088,320
Total						1,529,198,974

Utilities 10.84%
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2024	AA+	2,645	3,011,580
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2025	AA+	4,000	4,550,511
Amelia Co IDA - Waste Mgmt AMT	1.45%	#(a)	4/1/2027	A-	2,500	2,547,187
Appling Co Dev - Oglethorpe Power	1.50%	#(a)	1/1/2038	BBB+	1,250	1,280,085
CA Dept Wtr Res Wtr - Central Valley	5.00%		12/1/2021	NR	45	45,905
CA Poll Ctl - Poseidon Res†	5.00%		7/1/2039	Baa3	5,000	6,070,548
CA Poll Ctl - Poseidon Res AMT†	5.00%		7/1/2037	Baa3	5,570	5,890,432
Central Plains - Goldman Sachs	5.00%		9/1/2027	A2	7,525	7,933,230
Central Plains - Goldman Sachs	5.00%		9/1/2035	BBB+	3,435	4,812,742
Chicago Wastewater	5.00%		1/1/2029	A	4,335	5,291,228
Chicago Wastewater	5.00%		1/1/2030	A	6,500	7,909,845
Chicago Water	5.00%		11/1/2025	A	2,625	3,106,426
Chicago Water (AGM)	5.00%		11/1/2034	AA	6,275	7,774,162
Chicago Water (AGM)	5.00%		11/1/2035	AA	5,000	6,189,686
Chicago Water (AGM)	5.25%		11/1/2030	AA	5,510	6,968,164
Clarion Co IDA - American Wtr AMT	2.45%	#(a)	12/1/2039	A+	2,250	2,426,335
Cleveland Public Pwr (AGM)	4.00%		11/15/2034	AA	1,000	1,194,599
Cleveland Public Pwr (AGM)	4.00%		11/15/2036	AA	1,000	1,190,597
Cleveland Public Pwr (AGM)	4.00%		11/15/2038	AA	1,000	1,185,002
Cleveland Public Pwr (AGM)	5.00%		11/15/2028	AA	700	899,806
Cleveland Public Pwr (AGM)	5.00%		11/15/2033	AA	2,000	2,578,644
DE EDA - NRG Energy	1.25%	#(a)	10/1/2040	BBB-	7,500	7,565,512
DE EDA - NRG Energy	1.25%	#(a)	10/1/2045	BBB-	12,300	12,419,085
Detroit Sewer	5.00%		7/1/2034	A+	2,200	2,567,936
Detroit Sewer	5.00%		7/1/2035	A+	1,835	2,138,735
FL DFC - Waste Pro AMT	3.00%		6/1/2032	NR	5,000	5,282,417

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Guam Waterworks Auth	5.00%		7/1/2029	A-	$1,000	$1,102,870
Guam Waterworks Auth	5.00%		7/1/2036	A-	1,000	1,144,985
HI Dept Budget - Hawaiian Electric	3.20%		7/1/2039	Baa1	11,120	12,138,258
HI Dept Budget - Hawaiian Electric AMT	3.10%		5/1/2026	Baa1	8,500	9,301,578
Houston Util Sys	5.00%		5/15/2022	AA	3,000	3,126,932
Houston Util Sys	5.00%		11/15/2023	AA	4,000	4,456,050
Houston Util Sys	5.00%		11/15/2026	AA	5,355	6,176,255
Imperial Irrigation Dist	5.00%		11/1/2032	AA-	2,000	2,395,083
IN Muni Pwr	5.00%		1/1/2033	A+	5,210	6,499,214
IN Muni Pwr	5.00%		1/1/2034	A+	4,000	4,975,763
KY Muni Pwr - Prairie State Proj	3.45%	#(a)	9/1/2042	Baa1	5,935	6,275,941
KY Public Energy Auth - BP	4.00%	#(a)	1/1/2049	A2	6,375	7,082,992
KY Public Energy Auth - Morgan Stanley	4.00%	#(a)	4/1/2048	A2	3,200	3,497,417
LA Env Facs - E Baton Rouge Swr	0.875%	#(a)	2/1/2046	A+	15,000	15,044,239
Long Beach Nat Gas - ML	1.534% (3 Mo. LIBOR *.67 + 1.43%	)#	11/15/2026	A2	4,000	4,153,288
Long Island Power Auth	0.85%	#(a)	9/1/2050	A	6,000	6,009,436
Long Island Power Auth	5.00%		9/1/2034	A	2,250	2,798,627
Los Angeles USD	5.00%		7/1/2023	Aa3	10,000	10,964,955
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2031	A2	4,005	5,238,424
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2034	A	3,190	4,069,155
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2035	A	2,430	3,095,292
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2036	A	5,055	6,423,026
Lower Colorado River Authority Transmission Services Corp	5.00%		5/15/2036	A	1,760	2,236,306
Luzerne Co IDA - American Wtr AMT	2.45%	#(a)	12/1/2039	A+	4,000	4,349,898
Main St Nat Gas - Citibank	4.00%	#(a)	3/1/2050	A3	18,170	21,016,945
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		2/1/2040	Baa2	5,085	5,642,661
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		4/1/2040	Baa2	3,870	4,294,415
MI Strat Fund - Detroit Edison	1.45%	#(a)	8/1/2029	Aa3	3,500	3,506,939
MI Strat Fund - Detroit Edison	1.45%	#(a)	9/1/2030	Aa3	1,000	1,001,983
Miami Dade Co Wtr & Swr	5.00%		10/1/2043	AA-	6,485	8,134,171
Miami-Dade Co Wtr & Swr	4.00%		10/1/2035	AA-	5,000	5,894,280
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2	2,000	2,140,973
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2	1,500	1,671,413
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780	1,952,891
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,075,035

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
Modesto Irrigation Dist	5.00%		7/1/2025	A+		$8,410	$9,209,095
Monroe Dev Auth - Oglethorpe Power	1.50%	#(a)	1/1/2039	BBB+		1,875	1,920,128
New York St Pwr Auth	4.00%		11/15/2045	AA		3,325	3,977,375
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A-		8,000	8,462,527
Northern CA Gas - Goldman Sachs	4.00%	#(a)	7/1/2049	A2		7,500	8,249,719
Northern CA Pwr - Hydroelec #1	5.00%		7/1/2026	A+		3,600	3,771,716
NYC Muni Water	4.00%		6/15/2037	AA+		3,630	4,335,784
Omaha Pub Pwr Dist	5.00%		2/1/2029	AA		5,000	5,969,929
Orlando Util Commn	1.25%	#(a)	10/1/2046	AA		10,000	10,144,388
Philadelphia Gas Works	5.00%		8/1/2026	A		1,000	1,178,647
Philadelphia Gas Works	5.00%		8/1/2027	A		1,000	1,175,104
Philadelphia Gas Works	5.00%		8/1/2028	A		1,250	1,553,223
Philadelphia Gas Works	5.00%		8/1/2029	A		1,700	2,104,991
Philadelphia Gas Works	5.00%		8/1/2030	A		1,425	1,757,574
Philadelphia Gas Works	5.00%		10/1/2033	A		2,390	2,881,790
Philadelphia Water & Wastewater	5.00%		11/1/2029	A+		3,185	4,012,652
Phoenix Civic Impt Corp - Water Sys	5.00%		7/1/2027	AAA		5,010	5,699,515
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca		4,690	4,949,789
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		10,670	13,380,472
PR Aqueduct & Swr Auth†	5.00%		7/1/2047	NR		1,000	1,199,010
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		3,625	3,836,555
PR Elec Pwr Auth(b)	5.00%		7/1/2037	D	(e)	1,035	1,006,538
PR Elec Pwr Auth(b)	5.00%		7/1/2042	D	(e)	2,390	2,324,275
PR Elec Pwr Auth(b)	5.50%		7/1/2038	D	(e)	2,350	2,297,125
PR Elec Pwr Auth(b)	7.00%		7/1/2033	D	(e)	4,000	3,995,000
PR Elec Pwr Auth(b)	7.00%		7/1/2040	D	(e)	725	724,094
PR Elec Pwr Auth (AGM)	0.655% (3 Mo. LIBOR * .67 +.52%	)#	7/1/2029	AA		5,720	5,364,143
Riverside Elec	5.00%		10/1/2037	AA-		4,000	5,122,179
Riverside Elec	5.00%		10/1/2038	AA-		5,000	6,390,245
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%		8/1/2021	A2		2,360	2,369,971
Salt Verde Fin Corp - Citi	5.00%		12/1/2037	A3		7,165	10,113,977
Salt Verde Fin Corp - Citi	5.25%		12/1/2026	A3		7,500	9,141,367
Salt Verde Fin Corp - Citi	5.50%		12/1/2029	A3		5,100	6,724,225
San Antonio Elec & Gas	5.00%		2/1/2029	Aa1		7,340	8,883,890
SC Pub Service Auth - Santee Cooper	5.00%		12/1/2031	A		2,000	2,647,757

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
SC Pub Service Auth - Santee Cooper	5.00%		12/1/2032	A		$2,670	$3,518,654
SE AL Gas Dist	4.00%	#(a)	12/1/2051	A1		12,000	14,819,222
SE Energy Auth	4.00%	#(a)	11/1/2051	A2		10,000	11,953,557
Seminole Co Wtr & Swr	5.00%		10/1/2024	AA+		4,000	4,603,218
Stockton PFA - Wastewater (BAM)	5.00%		9/1/2024	AA		1,000	1,141,161
TEAC - Goldman Sachs	5.00%	#(a)	5/1/2052	A2		20,000	26,524,106
TEAC - Goldman Sachs	5.25%		9/1/2021	A2		3,000	3,024,558
TEAC - Goldman Sachs	5.25%		9/1/2024	A2		8,940	10,232,530
TEAC - Goldman Sachs	5.625%		9/1/2026	BBB	(e)	5,000	6,121,775
Tennergy Corp - Morgan Stanley	4.00%	#(a)	12/1/2051	A1		20,000	24,010,164
Texas Municipal Power Agency(d)	3.00%		9/1/2027	NR		1,450	1,603,061
Texas Municipal Power Agency(d)	3.00%		9/1/2029	NR		980	1,070,051
Texas Municipal Power Agency(d)	3.00%		9/1/2034	NR		1,470	1,567,106
Texas Municipal Power Agency(d)	3.00%		9/1/2036	NR		4,300	4,551,614
Texas Water Dev Brd	3.00%		10/15/2033	AAA		4,000	4,572,508
Transbay Pwr Auth	5.00%		10/1/2030	A-	(e)	300	393,810
Transbay Pwr Auth	5.00%		10/1/2031	A-	(e)	300	392,288
Transbay Pwr Auth	5.00%		10/1/2032	A-	(e)	500	652,012
Transbay Pwr Auth	5.00%		10/1/2033	A-	(e)	900	1,170,152
Transbay Pwr Auth	5.00%		10/1/2034	A-	(e)	970	1,258,101
Transbay Pwr Auth	5.00%		10/1/2035	A-	(e)	900	1,165,354
Transbay Pwr Auth	5.00%		10/1/2037	A-	(e)	675	868,797
Transbay Pwr Auth	5.00%		10/1/2039	A-	(e)	1,400	1,792,666
Transbay Pwr Auth	5.00%		10/1/2040	A-	(e)	1,500	1,917,654
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2027	A3		4,375	5,472,503
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2029	A3		12,125	15,764,336
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2030	A3		6,500	8,536,849
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2031	A3		6,000	8,004,131
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2032	A3		6,000	8,113,331
TX Muni Gas Acq & Supply - ML	5.25%		12/15/2021	A2		4,710	4,815,647
TX Muni Gas Acq & Supply - ML	5.25%		12/15/2023	A2		2,925	3,267,539
TX Muni Gas Acq & Supply - ML	6.25%		12/15/2026	A2		13,550	15,970,511
Utility Debt Sec Auth - Lipa	5.00%		6/15/2028	AAA		5,915	7,201,043
Western MN Muni Pwr Agy	5.00%		1/1/2023	Aa3		1,500	1,606,668
WV EDA - Wheeling Pwr AMT	3.00%	#(a)	6/1/2037	A-		9,400	9,595,760
Wyandotte CO Unified Govt Utility Sys	5.00%		9/1/2021	A		3,105	3,129,095
Total							691,994,390
Total Municipal Bonds (cost $5,906,800,308)							6,322,353,997

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2021

				Credit
		Interest	Final	Rating:	Principal
	Interest	Rate Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(f)	Date	Moody’s	(000)	Value
SHORT-TERM INVESTMENTS 1.00%

Variable Rate Demand Notes 1.00%

Health Care 0.15%
WV Hsp - WV United Health Sys	0.11%	7/1/2021	6/1/2033	A	$9,410	$9,410,000

Tax Revenue 0.24%
NY TFA - Future Tax	0.03%	7/1/2021	2/1/2045	AAA	4,800	4,800,000
NYC TFA - Future Tax	0.01%	7/1/2021	11/1/2044	AAA	8,840	8,840,000
NYC TFA - Future Tax	0.01%	7/1/2021	5/1/2034	AAA	1,400	1,400,000
NYC TFA - Future Tax	0.03%	7/1/2021	2/1/2045	AAA	660	660,000
Total						15,700,000

Utilities 0.61%
NYC Muni Water	0.01%	7/1/2021	6/15/2049	AA+	1,100	1,100,000
NYC Muni Water	0.01%	7/1/2021	6/15/2050	AA+	7,125	7,125,000
NYC Muni Water	0.02%	7/1/2021	6/15/2045	AA+	30,550	30,550,000
Total						38,775,000
Total Short-Term Investments (cost $63,885,000)						63,885,000
Total Investments in Securities 100.07% (cost $5,970,685,308)						6,386,238,997
Other Assets and Liabilities - Net (0.07%)						(4,475,592)
Net Assets 100.00%						$6,381,763,405

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by - Financial Guaranty Insurance Company.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Over Night Financing Rate.
TCRS	Transferable Custodial Receipt.
TRIPS	Tax Refund Intercept Programs.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2021.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2021, the total value of Rule 144A securities was $230,285,024, which represents 3.61% of net assets.

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND June 30, 2021

(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Securities purchased on a when-issued basis.
(e)	This investment has been rated by Fitch IBCA.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$526,416,302	$12,864,388	$539,280,690
Financial Services	–	16,856,672	2,595,075	19,451,747
Health Care	–	784,580,903	1,974,692	786,555,595
Remaining Industries	–	4,977,065,965	–	4,977,065,965
Short-Term Investments
Variable Rate Demand Notes	–	63,885,000	–	63,885,000
Total	$–	$6,368,804,842	$17,434,155	$6,386,238,997

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments were not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.86%

Corporate-Backed 7.52%
AR DFA - Big River Steel AMT†	4.75%		9/1/2049	Ba3	$8,500	$9,783,538
AZ IDA	3.625%		5/20/2033	BBB	8,698	9,910,822
Burke Co Dev - Vogtle Proj	2.75%	#(a)	1/1/2052	AA-	10,625	10,792,634
CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3	13,775	14,567,450
CA Poll Ctl - Waste Mgmt AMT	4.30%		7/1/2040	A-	2,575	2,948,550
Chandler AZ IDA - Intel Corp AMT	2.70%	#(a)	12/1/2037	A+	4,000	4,187,564
Fort Bend IDC - NRG Energy	4.75%		5/1/2038	Baa2	3,500	3,666,013
Gloucester Co Poll Ctl - Logan AMT	5.00%		12/1/2024	BBB-	675	712,129
Hoover IDA - US Steel AMT	5.75%		10/1/2049	B-	1,100	1,329,333
IA Fin Auth - Alcoa	4.75%		8/1/2042	BB+	5,000	5,159,253
IA Fin Auth - Iowa Fertilizer Co	3.125%		12/1/2022	BB-	1,125	1,148,562
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	BB-	8,500	9,310,152
IL Fin Auth - Navistar†	4.75%	#(a)	10/15/2040	B3	6,750	7,220,226
IL State GO	5.00%		12/1/2036	Baa2	6,700	8,018,660
IN Fin Auth - OH River Brdgs AMT	5.00%		7/1/2048	BBB+	1,400	1,518,942
IN Fin Auth - OVEC	3.00%		11/1/2030	Ba1	1,000	1,078,986
IN Fin Auth - OVEC	3.00%		11/1/2030	Ba1	3,600	3,884,349
IN Fin Auth - US Steel	4.125%		12/1/2026	B-	1,625	1,779,461
LA Env Facs - Entergy	2.50%		4/1/2036	A	15,705	16,057,558
LA Env Facs - Westlake Chem	3.50%		11/1/2032	BBB	21,455	23,940,710
LA St John Parish - Marathon Oil	2.00%	#(a)	6/1/2037	BBB-	9,555	9,778,704
LA St John Parish - Marathon Oil	2.10%	#(a)	6/1/2037	BBB-	8,000	8,285,668
LA St John Parish - Marathon Oil	2.125%	#(a)	6/1/2037	BBB-	2,750	2,850,227
LA St John Parish - Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	1,810	1,894,841
LA St John Parish - Marathon Oil	2.375%	#(a)	6/1/2037	BBB-	3,125	3,297,907
Love Field Arpt - Southwest Airlines	5.25%		11/1/2040	Baa1	3,840	3,926,668
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2028	Baa1	2,845	3,018,305
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-	8,100	8,713,421
MD EDC - AFCO AMT	4.00%		7/1/2039	BBB	5,625	6,553,165
MD EDC - Chesapeake Bay Hyatt(b)	5.00%		12/1/2016	NR	855	513,000	(c)
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-	5,250	5,555,172
National Fin Auth NH - Covanta†	4.625%		11/1/2042	B1	1,500	1,582,460
NH National Fin Auth - Covanta†	3.625%	#(a)	7/1/2043	B1	690	737,531
NH National Fin Auth - Covanta AMT†	3.75%	#(a)	7/1/2045	B1	1,315	1,411,366
NH National Fin Auth - Covanta AMT†	4.875%		11/1/2042	B1	5,000	5,301,304
NH National Fin Auth - Hsg Sec	4.125%		1/20/2034	NR	6,867	8,272,386

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	$2,500	$2,640,642
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1	5,000	5,287,072
NY Energy RDA - NYSEGC	3.50%		10/1/2029	A-	800	940,950
NY Env Facs - Casella Waste AMT	2.75%	#(a)	9/1/2050	B	1,300	1,375,430
NY Env Facs - Casella Waste AMT†	3.125%	#(a)	12/1/2044	B	3,000	3,255,309
NY Liberty Dev Corp - 3 WTC†	5.00%		11/15/2044	NR	7,000	7,758,076
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-	1,120	1,351,616
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-	1,500	1,927,064
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB+	11,005	11,443,770
OH Air Dev Auth - AEP	2.40%	#(a)	12/1/2038	BBB+	1,665	1,765,848
OH Air Dev Auth - AEP AMT	2.10%	#(a)	7/1/2028	BBB+	5,000	5,227,175
OH Air Dev Auth - AEP AMT	2.50%	#(a)	8/1/2040	BBB+	2,500	2,769,139
OH Air Dev Auth - AEP AMT	2.60%	#(a)	6/1/2041	BBB+	1,960	2,083,806
OH Air Dev Auth - OVEC	3.25%		9/1/2029	Ba1	3,450	3,785,181
OH Air Quality - AMG Vanadium AMT†	5.00%		7/1/2049	B-	4,630	5,280,539
PA EDA - Covanta AMT†	3.25%		8/1/2039	B1	5,535	5,755,810
Parish of St James - Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	1,000	1,150,333
Parish of St James - Nustar Logistics†	6.10%	#(a)	12/1/2040	BB-	1,750	2,316,312
Parish of St James - Nustar Logistics†	6.35%		7/1/2040	BB-	3,250	4,367,457
Parish of St James - Nustar Logistics†	6.35%		10/1/2040	BB-	2,500	3,359,582
Phenix City - Meadwestvaco AMT	4.125%		5/15/2035	BBB	2,500	2,590,665
Phenix City IDB - Meadwestvaco	3.625%		5/15/2030	BBB	3,050	3,151,821
Port Beaumont Nav Dis - Jefferson Rail AMT†	4.00%		1/1/2050	NR	3,150	3,269,431
Richland Co Env Impt - Intl Paper AMT	3.875%		4/1/2023	BBB	6,625	7,027,807
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB	7,900	8,399,850
Selma IDB - Intl Paper	2.00%	#(a)	11/1/2033	BBB	2,000	2,101,141
Tuscaloosa IDA - Hunt Refining†	4.50%		5/1/2032	NR	4,180	4,551,119
VA Small Bus Fing - Covanta AMT†	5.00%	#(a)	1/1/2048	B	910	968,539
Valparaiso Facs - Pratt Paper AMT	7.00%		1/1/2044	NR	2,000	2,286,672
West Pace Coop Dist(b)	9.125%		5/1/2039	NR	4,900	3,724,000	(c)
WI PFA - American Dream†	5.00%		12/1/2027	NR	1,455	1,590,733
WI PFA - American Dream†	6.50%		12/1/2037	NR	3,000	3,468,184
WI PFA - Celanese AMT	4.30%		11/1/2030	BBB-	1,035	1,158,758
WI PFA - TRIPS AMT	5.00%		7/1/2042	BBB+	3,500	3,626,632
WI Pub Fin Auth - Celanese	4.05%		11/1/2030	BBB-	500	554,015
Total						331,017,495

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education 5.97%
Build NYC Res Corp - CUNY	5.00%	6/1/2034	Aa2	$325	$366,047
CA Ed Facs - Chapman Univ	5.00%	4/1/2045	A2	5,000	5,708,616
CA Ed Facs - Stanford Univ	5.00%	5/1/2045	AAA	5,505	8,586,727
CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	BBB-	1,500	1,673,817
Cap Trust Ed - Advantage Charter Scho	5.00%	12/15/2049	Baa3	1,000	1,105,729
Cap Trust Ed - Advantage Charter Scho	5.00%	12/15/2054	Baa3	1,030	1,134,741
Carroll Co - KY Util Comp AMT	2.125%	10/1/2034	A1	7,500	7,636,097
Chicago Brd Ed	5.00%	12/1/2044	BB	1,750	2,117,701
Chicago Brd Ed	5.00%	12/1/2046	BB	3,500	4,227,461
Davie Edu Facs - Nova Southeastern Univ	6.00%	4/1/2042	A-	3,040	3,345,109
Detroit Sch Dist	5.00%	5/1/2029	Aa1	4,000	4,159,274
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+	810	811,777
Dutchess Co LDC - Bard College†	5.00%	7/1/2045	BB+	1,000	1,237,549
Dutchess Co LDC - Bard College†	5.00%	7/1/2051	BB+	1,500	1,848,023
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2033	A-	1,475	1,713,585
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2036	A-	2,000	2,313,425
Fulton Co Dev - Tuff/Atlanta Hsg	5.00%	9/1/2032	A+	775	780,458
Hempstead Town LDC - Adelphi Univ	5.00%	10/1/2034	A-	175	196,036
IA HI Ed - Des Moines Univ	5.00%	10/1/2038	BBB+	2,730	3,432,256
IA Higher Ed - Des Moines Univ	5.00%	10/1/2039	BBB+	2,870	3,596,980
IA Higher Ed - Des Moines Univ	5.00%	10/1/2040	BBB+	3,535	4,426,459
IL Fin Auth - IL Inst of Tech	4.00%	9/1/2037	Baa3	3,135	3,620,364
IL Fin Auth - IL Inst of Tech	4.00%	9/1/2039	Baa3	3,295	3,783,681
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2040	Baa3	2,020	2,515,625
IL Fin Auth - Univ Chicago	4.00%	10/1/2049	Aa2	6,000	6,396,367
LA PDA - Tulane Univ	4.00%	4/1/2050	A	6,000	7,043,722
LA PDA - Tulane Univ	5.00%	4/1/2045	A	5,000	6,346,687
Lincoln Co - Augustana College	4.00%	8/1/2051	BBB-	2,960	3,340,128
MA DFA - Boston College	5.00%	7/1/2055	AA-	10,915	17,813,678
MA DFA - Suffolk Univ	5.00%	7/1/2030	Baa2	1,500	1,830,294
MA DFA - Suffolk Univ	5.00%	7/1/2032	Baa2	3,750	4,540,887
MA DFA - Suffolk Univ	5.00%	7/1/2033	Baa2	1,250	1,510,346
MA DFA - Suffolk Univ	5.00%	7/1/2034	Baa2	1,600	1,927,337
MA DFA - Suffolk University	4.00%	7/1/2046	Baa2	1,000	1,185,597
MA DFA - Suffolk University	4.00%	7/1/2051	Baa2	3,000	3,548,013
MA Ed Fin Auth AMT(d)	3.00%	7/1/2051	(P)BBB	2,000	2,013,128
MA St DFA - MIT	5.00%	7/1/2050	AAA	6,490	10,450,636

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
MD Hlth & HI Ed - Stevenson Univ	4.00%		6/1/2051	BBB-		$1,000	$1,138,769
Miami Dade Cnty Ed Facs - Univ of Miami FL	5.00%		4/1/2053	A-		5,000	6,002,571
Nashville Hlth & Ed - Lipscomb U	5.25%		10/1/2058	BBB		6,065	7,403,274
NJ Higher Ed Assistance Auth AMT	2.50%		12/1/2040	AA		2,250	2,292,081
NY Dorm - Mt Sinai Sch Med	5.00%		7/1/2040	A-		5,000	5,754,355
NY Dorm - NYU	5.00%		7/1/2030	Aa2		2,155	2,362,443
NY Dorm - NYU	5.00%		7/1/2031	Aa2		4,215	4,620,742
NY Dorm - Pace Univ	5.00%		5/1/2029	BBB-		245	261,206
NY Dorm - Pace Univ	5.00%		5/1/2029	NR		10	10,865
NY Dorm - St. John’s Univ	4.00%		7/1/2048	A-		3,750	4,494,731
NY Dorm - Touro Clg	5.00%		1/1/2047	BBB-	(e)	6,600	7,708,780
NY Dorm - Touro Clg	5.50%		1/1/2039	BBB-	(e)	2,450	2,724,731
NYC IDA - Yankee Stadium (AGC)	Zero Coupon		3/1/2030	AA		8,000	6,885,042
NYC IDA - Yankee Stadium (AGM)	4.00%		3/1/2045	AA		2,400	2,811,784
OR Facs Auth - Willamette Univ	4.00%		10/1/2051	BBB		2,500	2,922,110
PA HI Ed - Drexel Univ (AGM)	4.00%		5/1/2041	AA		3,425	4,067,866
PA Higher Ed - Assistance Agny AMT	2.625%		6/1/2042	A1		1,785	1,794,648
Troy Cap Res Corp - RPI	4.00%		9/1/2040	A3		4,435	5,272,638
Univ of CT	5.25%		11/15/2047	A+		8,080	10,091,407
Univ of Illinois (AGM)	4.00%		4/1/2038	AA		4,965	5,749,436
Univ of NE - Facs Corp	4.00%		7/15/2062	Aa1		11,965	14,230,202
Univ of North Carolina - Wilmington	5.00%		6/1/2037	A1		7,055	8,098,195
University of TX	5.00%		8/15/2049	AAA		5,000	7,946,063
Waco Ed Fin Corp - Baylor University(d)	4.00%		3/1/2051	A+		5,000	5,889,027
WI PFA - Wingate Univ	5.25%		10/1/2038	BBB		2,220	2,629,322
WI PFA - Wingate Univ	5.25%		10/1/2043	BBB		1,000	1,171,811
Total							262,618,456

Energy 0.39%
Main St Nat Gas - Macquarie	5.00%		5/15/2038	A3		3,745	5,375,842
New Mexico Energy Acq Auth - RBC	5.00%	#(a)	11/1/2039	Aa2		10,000	11,633,002
Total							17,008,844

Financial Services 0.18%
MA Ed Fin Auth AMT	4.125%		7/1/2046	BBB		5,000	5,332,249
NJ Higher Ed Assistance Auth AMT	3.75%		12/1/2031	Aaa		2,500	2,681,981
Total							8,014,230

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 11.77%
Beaverton Sch Dist	5.00%	6/15/2036	AA+	$8,000	$9,818,004
Bellwood GO	6.15%	12/1/2032	A	2,765	2,996,746
CA State GO	4.00%	9/1/2037	Aa2	5,000	5,767,433
CA State GO	5.00%	4/1/2032	Aa2	2,450	3,412,822
CA State GO	5.00%	2/1/2033	Aa2	10,000	10,279,008
CA State GO	5.00%	8/1/2038	Aa2	3,700	4,482,632
CA State GO	5.25%	8/1/2032	Aa2	7,500	8,938,822
Chicago Brd Ed	5.00%	12/1/2029	BB	2,000	2,538,631
Chicago Brd Ed	5.00%	12/1/2030	BB	2,070	2,626,868
Chicago Brd Ed	5.00%	12/1/2031	BB	1,000	1,265,236
Chicago Brd Ed	5.00%	12/1/2032	BB	1,250	1,608,075
Chicago Brd Ed	5.00%	12/1/2033	BB	1,750	2,245,037
Chicago Brd Ed	5.00%	12/1/2033	BB	3,275	4,270,809
Chicago Brd Ed	5.00%	12/1/2036	BB	1,000	1,294,861
Chicago Brd Ed	5.00%	12/1/2039	BB	1,415	1,819,563
Chicago Brd Ed	5.00%	12/1/2042	BB	575	604,787
Chicago Brd Ed	5.00%	12/1/2046	BB	2,000	2,468,859
Chicago Brd Ed	6.50%	12/1/2046	BB	1,100	1,382,170
Chicago Brd Ed†	7.00%	12/1/2046	BB	1,200	1,596,710
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	1,850	2,283,484
Chicago Brd Ed (NPFGC)(FGIC)	Zero Coupon	12/1/2030	Baa2	1,765	1,473,105
Chicago GO	5.00%	1/1/2026	BBB+	5,175	6,127,341
Chicago GO	5.00%	1/1/2029	BBB+	3,000	3,824,154
Chicago GO	5.00%	1/1/2030	BBB+	2,400	3,113,741
Chicago GO	5.00%	1/1/2033	BBB+	2,350	2,391,480
Chicago GO	5.00%	1/1/2034	BBB+	4,150	4,222,131
Chicago GO	5.00%	1/1/2034	BBB+	5,500	5,986,537
Chicago GO	5.00%	1/1/2036	BBB+	3,975	4,321,090
Chicago GO	5.00%	1/1/2040	BBB+	5,000	5,011,745
Chicago GO	5.50%	1/1/2033	BBB+	2,255	2,592,030
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,753,371
Chicago GO	5.50%	1/1/2035	BBB+	230	263,198
Chicago GO	5.50%	1/1/2037	BBB+	2,745	3,134,743
Chicago GO	5.50%	1/1/2040	BBB+	2,500	2,846,604
Chicago GO	5.50%	1/1/2042	BBB+	5,000	5,681,609
Chicago GO	5.50%	1/1/2049	BBB+	13,265	16,777,591
Chicago GO	5.625%	1/1/2030	BBB+	525	654,562

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Chicago GO	6.00%	1/1/2038	BBB+	$19,430	$24,414,347
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	9,375	11,183,611
Clark Co SD (AGM)	4.00%	6/15/2038	AA	1,200	1,436,394
Clark Co SD (AGM)	4.00%	6/15/2040	AA	1,975	2,354,525
Cook Co GO	5.00%	11/15/2030	A+	1,000	1,216,941
Cook Co GO	5.00%	11/15/2031	A+	2,150	2,615,194
Cook Co GO	5.00%	11/15/2034	A+	500	606,474
Cook Co GO	5.00%	11/15/2035	A+	1,000	1,211,503
Cook Co GO	5.25%	11/15/2024	A+	1,500	1,527,435
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000	10,644,379
CT State GO	3.00%	6/1/2038	Aa3	1,875	2,068,307
CT State GO	3.00%	6/1/2039	Aa3	2,190	2,409,339
CT State GO	3.00%	6/1/2040	Aa3	1,625	1,784,403
CT State GO	4.00%	6/1/2037	Aa3	1,000	1,212,760
CT State GO	4.00%	6/15/2037	Aa3	975	1,142,583
CT State GO	4.00%	6/1/2038	Aa3	750	907,523
CT State GO	4.00%	6/1/2039	Aa3	600	724,299
CT State GO	5.00%	11/1/2027	Aa3	10,000	10,160,536
CT State GO	5.00%	11/1/2028	Aa3	10,000	10,160,536
CT State GO	5.00%	6/15/2032	Aa3	1,250	1,570,868
CT State GO	5.00%	6/15/2033	Aa3	1,250	1,566,996
CT State GO	5.00%	4/15/2036	Aa3	1,150	1,462,961
CT State GO	5.00%	6/15/2038	Aa3	1,000	1,242,458
CT State GO	5.00%	4/15/2039	Aa3	1,650	2,081,503
Hamilton Co Sch Dist GO	4.00%	1/15/2055	Aa2	7,000	7,951,456
Hillsborough Co	3.25%	8/1/2048	AAA	7,690	8,574,955
IL State GO	4.00%	10/1/2032	Baa2	2,000	2,382,616
IL State GO	4.00%	10/1/2038	Baa2	2,500	2,932,120
IL State GO	4.00%	10/1/2039	Baa2	7,500	8,774,998
IL State GO	4.00%	11/1/2043	Baa2	1,470	1,684,678
IL State GO	4.00%	11/1/2044	Baa2	2,745	3,139,845
IL State GO	4.25%	10/1/2045	Baa2	3,000	3,556,830
IL State GO	5.00%	3/1/2030	Baa2	6,500	6,706,875
IL State GO	5.00%	1/1/2033	Baa2	4,075	4,170,295
IL State GO	5.00%	3/1/2033	Baa2	5,000	6,486,164
IL State GO	5.00%	1/1/2035	Baa2	6,200	7,111,429
IL State GO	5.00%	3/1/2035	Baa2	2,700	3,481,896

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
IL State GO	5.00%	5/1/2038	Baa2	$4,515	$5,433,796
IL State GO	5.00%	1/1/2041	Baa2	3,580	4,073,952
IL State GO	5.00%	3/1/2046	Baa2	4,250	5,344,564
IL State GO	5.50%	5/1/2030	Baa2	2,545	3,389,711
IL State GO	5.50%	7/1/2033	Baa2	9,470	10,280,673
IL State GO	5.50%	7/1/2038	Baa2	5,345	5,783,071
IL State GO	5.50%	5/1/2039	Baa2	8,250	10,693,474
IL State GO	5.75%	5/1/2045	Baa2	2,600	3,376,448
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2056	AA	500	608,663
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	5,196,917
Los Angeles USD	4.00%	7/1/2032	Aa3	3,750	4,650,330
Los Angeles USD	4.00%	7/1/2033	Aa3	2,000	2,462,730
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	4,215	4,991,929
MA State GO	4.00%	5/1/2048	Aa1	1,000	1,157,602
MI Strategic Fund - I-75 AMT (AGM)	4.25%	12/31/2038	AA	2,500	2,966,978
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,935,033
NJ State GO	4.00%	6/1/2031	A3	6,825	8,506,097
NJ State GO	4.00%	6/1/2032	A3	6,175	7,797,090
NJ Trans Trust Fund	Zero Coupon	12/15/2029	Baa1	15,365	13,164,005
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2030	Baa1	7,010	5,916,639
NYC GO	4.00%	3/1/2050	AA	5,000	5,853,401
NYC GO	5.00%	8/1/2027	AA	6,575	7,205,746
NYC GO	5.00%	3/1/2050	AA	8,000	10,271,206
PA State GO	4.00%	9/15/2030	Aa3	10,000	11,534,950
PA State GO	4.00%	3/1/2037	Aa3	4,255	4,948,482
Philadelphia GO	5.00%	8/1/2036	A	8,990	10,992,370
Philadelphia GO	5.00%	8/1/2037	A	3,250	3,966,293
Philadelphia GO	5.25%	7/15/2031	A	2,000	2,237,905
Philadelphia GO	5.25%	7/15/2032	A	3,000	3,356,858
Philadelphia GO	5.25%	7/15/2033	A	1,000	1,118,953
Philadelphia Sch Dist	4.00%	9/1/2038	A2	2,200	2,612,443
Philadelphia Sch Dist	4.00%	9/1/2039	A2	5,600	6,635,278
Philadelphia Sch Dist	5.00%	9/1/2037	A2	1,200	1,433,716
Philadelphia Sch Dist	5.00%	9/1/2038	A2	1,000	1,192,545
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,263,426
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	1,585	1,820,481
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA	1,160	1,332,340

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
PR Comwlth GO(b)	4.75%		7/1/2018	NR		$370	$337,625
PR Comwlth GO(b)	5.50%		7/1/2027	Ca		1,040	917,800
PR Comwlth GO(b)	5.50%		7/1/2039	Ca		3,000	2,647,500
PR Comwlth GO(b)	8.00%		7/1/2035	Ca		3,250	2,697,500
PR Pub Bldg Auth GTD (AGC)	5.00%		7/1/2036	AA		155	159,650
San Francisco Arpt AMT	5.25%		5/1/2042	A1		4,000	4,908,166
Stockton USD (AGM)	5.00%		7/1/2028	AA		750	785,619
Sweetwater UHSD (BAM)	5.00%		8/1/2027	AA		500	563,694
Tuscaloosa Co Brd of Ed	5.00%		8/1/2046	AA-		5,000	6,116,055
Union Co Util Auth - Covanta GTD AMT	4.75%		12/1/2031	AA+		4,000	4,072,904
Wilkes Barre PA School District (BAM)	5.00%		4/15/2059	AA		2,500	3,099,780
Yosemite CCD	5.00%		8/1/2029	Aa2		500	591,769
Total							517,939,778

Health Care 13.53%
Allegheny County Health Network	4.00%		4/1/2037	A		3,120	3,578,302
Allen Co - Bon Secours Mercy Hlth	5.00%		12/1/2046	A+		8,000	10,222,199
Allen Co Hsp - Catholic Hlth Ptnrs	5.00%		5/1/2033	A+		7,065	7,351,718
Antelope Valley Hlth	5.00%		3/1/2041	Ba3		3,000	3,242,710
Antelope Valley Hlth	5.00%		3/1/2046	Ba3		2,615	2,801,170
Appalachian Regl Hlth	4.00%		7/1/2046	BBB		1,100	1,274,188
Appalachian Regl Hlth	4.00%		7/1/2056	BBB		1,125	1,287,615
Baltimore Co - Riderwood Village	4.00%		1/1/2045	A	(e)	5,250	5,871,642
Baltimore Co - Riderwood Village	4.00%		1/1/2050	A	(e)	2,500	2,784,731
Berks Co IDA - Tower Hlth	4.00%		11/1/2038	BB-		5,000	5,053,757
Berks Co IDA - Tower Hlth	5.00%		11/1/2036	BB-		5,000	5,466,398
Berks Co IDA - Tower Hlth	5.00%	#(a)	2/1/2040	BB-		3,285	3,566,444
Berks Co IDA - Tower Hlth	5.00%		11/1/2044	BB-		10,000	10,133,840
CA Fin Auth - Standord Hlth	4.00%		8/15/2050	AA-		4,000	4,808,587
CA Hlth - CommonSpirit	4.00%		4/1/2044	BBB+		3,750	4,422,542
CA Hlth - CommonSpirit	4.00%		4/1/2045	BBB+		3,750	4,412,730
CA Hlth - CommonSpirit	4.00%		4/1/2049	BBB+		2,500	2,931,225
CA Hlth - Stanford Univ	5.00%		4/1/2051	AAA		6,360	10,333,200
CA Hlth - Sutter Hlth	4.00%		11/15/2042	A1		2,000	2,317,705
CA Htlh - Emante Hlth	4.00%		4/1/2045	A		6,050	7,081,843
CA Muni Fin - Cmnty Med Ctrs	5.00%		2/1/2047	A-		6,940	8,351,625
CA Stwde - Eskaton Pptys	5.25%		11/15/2034	BBB		1,875	1,953,753
CA Stwde - Huntington Memorial Hosp	4.00%		7/1/2048	A-		4,500	5,113,758

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CA Stwde - John Muir Hlth	4.00%	12/1/2057	A+		$2,500	$2,627,297
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		6,875	7,809,579
CA Stwde - Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		3,375	4,017,147
CO Hlth Fac Auth - CommonSpirit	4.00%	8/1/2038	BBB+		1,850	2,144,752
CO Hlth Facs - CommonSpirit	5.00%	8/1/2044	BBB+		3,000	3,729,905
Crawford Hsp Auth - Meadville Med	6.00%	6/1/2046	NR		950	1,034,941
Crawford Hsp Auth - Meadville Med	6.00%	6/1/2051	NR		1,115	1,211,617
CT Hlth & Ed - Yale New Haven Hsp	5.00%	7/1/2028	AA-		500	569,136
CT Hlth - Nuvance	4.00%	7/1/2049	A-		20,170	22,954,787
Cuyahoga Co Hsp - Metrohealth	5.00%	2/15/2057	BBB-		1,000	1,153,668
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	BBB-		8,925	10,604,860
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	BBB-		5,250	6,225,859
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		700	760,315
Duluth Econ Dev Auth - Essentia Health	5.25%	2/15/2053	A-		2,870	3,491,766
Duluth Econ Dev Auth - Essentia Health	5.25%	2/15/2058	A-		22,000	26,766,148
Escambia Co - Baptist Hlth	4.00%	8/15/2050	BBB+		7,360	8,477,331
Fairview Health Services	5.00%	11/15/2049	A+		5,400	6,527,653
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB	(e)	4,590	4,806,372
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	NR		290	306,778
Gainesville & Hall Co Hsp - NE GA Hlth	5.00%	2/15/2030	A		3,345	4,403,444
Gainesville & Hall Co Hsp - NE GA Hlth	5.00%	2/15/2032	A		5,545	7,220,074
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		5,225	5,982,036
Greenville Hlth Sys	5.00%	5/1/2034	A		3,970	4,445,054
Guadalupe Co - Seguin City Hsp	5.00%	12/1/2045	BB		2,000	2,155,032
Hillsborough Co IDA - Tampa General	4.00%	8/1/2045	Baa1		9,280	11,009,516
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	AA+		235	263,438
IL Fin Auth - Univ of Illinois Hlth	4.00%	10/1/2040	BBB+		1,030	1,196,577
IL Fin Auth - Univ of Illinois Hlth	4.00%	10/1/2055	BBB+		2,785	3,170,504
IN Fin Auth - Major Hsp	5.00%	10/1/2029	NR		1,500	1,662,069
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2036	NR		1,350	1,419,859
Lee Memorial Hlth System	4.00%	4/1/2049	A+		5,500	6,334,959
Lucas Co Hsp - ProMedica Hlth	5.25%	11/15/2048	BBB		7,350	8,536,842
MA DFA - Atrius Hlth	4.00%	6/1/2049	BBB		4,480	5,082,066
MA DFA - Atrius Hlth	5.00%	6/1/2039	BBB		2,000	2,477,153
MA DFA - Boston Med Ctr	5.00%	7/1/2031	BBB		1,980	2,328,800
MA DFA - Boston Med Ctr	5.00%	7/1/2035	BBB		5,115	5,979,959
MA DFA - CareGroup	5.00%	7/1/2048	A		4,000	4,853,098
MA DFA - Partners Hlth	4.00%	7/1/2041	AA-		5,000	5,780,625

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
MA DFA - Wellforce Hlth	4.00%	7/1/2035	BBB+		$2,000	$2,307,729
MA DFA - Wellforce Hlth	5.00%	7/1/2039	BBB+		2,685	3,304,650
MA DFA - Wellforce Hlth (AGM)	4.00%	10/1/2045	AA		1,685	1,982,741
Martin Co Hlth - Cleveland Clinic	4.00%	1/1/2046	AA		5,000	5,830,065
Martin Co Hlth - Martin Mem Med	5.50%	11/15/2032	NR		930	948,403
MD Hlth & HI Ed - Adventist	5.50%	1/1/2046	Baa3		10,000	11,814,668
MD Hlth & HI Ed - Doctors	5.00%	7/1/2038	Baa3		7,080	8,078,497
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2036	BBB+		1,320	1,559,662
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2038	BBB+		2,250	2,648,367
MI Fin Auth - Trinity Health	4.00%	12/1/2049	AA-		6,000	7,024,022
MI Hosp Fin Auth - Ascension Hlth	5.00%	11/15/2047	AA+		4,000	5,086,771
MO Hlth Ed - Mercy Hlth	4.00%	6/1/2053	A+		19,000	22,109,646
MO Hlth Ed - Mosaic Hlth	4.00%	2/15/2054	A1		4,450	5,097,254
Montgomery Co Hgr Ed - Thomas Jeff U	4.00%	9/1/2049	A		3,960	4,516,038
Montgomery Co Hosp - Premier	4.00%	11/15/2042	Baa1		8,440	9,481,708
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2024	A-	(e)	3,150	3,283,820
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	A-	(e)	1,300	1,355,227
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	Aa3		4,500	4,664,306
Montgomery Co IDA - Whitemarsh	5.375%	1/1/2050	NR		1,070	1,153,405
MT St Fac Fin Auth - Kalispell Med Ctr	5.00%	7/1/2043	BBB		4,000	4,731,207
MT St Fac Fin Auth - Kalispell Med Ctr	5.00%	7/1/2048	BBB		5,760	6,776,770
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		2,650	2,750,278
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2034	A-		1,100	1,232,802
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2029	A-		1,000	1,128,662
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2030	A-		580	653,701
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2031	A-		1,620	1,823,279
NE Ed Hlth - Immanuel	4.00%	1/1/2049	AA	(e)	10,000	11,114,963
NH Hlth & Ed - Dartmouth Hitchcock	5.00%	8/1/2059	A		3,110	5,026,129
NJ Hlth - St Peters Univ Hsp	5.75%	7/1/2037	BB+		5,000	5,016,591
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	157,897
NY Dorm - Montefiore	4.00%	8/1/2036	BBB		1,450	1,670,366
NY Dorm - Montefiore	4.00%	8/1/2038	BBB		1,765	2,025,003
NY Dorm - Montefiore	5.00%	8/1/2033	BBB		1,000	1,236,259
NY Dorm - Montefiore	5.00%	8/1/2034	BBB		1,010	1,245,858
NY Dorm - Montefiore	5.00%	8/1/2035	BBB		1,000	1,232,000
NY Dorm - Montefiore Ob Group	5.00%	8/1/2030	BBB		3,040	3,789,105
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,300	1,579,667
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2036	BBB-		1,000	1,207,947

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2040	BBB-		$1,300	$1,494,276
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2037	BBB-		1,000	1,205,699
OH Hsp - University Hospitals	4.00%	1/15/2050	A		12,000	13,866,710
OK DFA - OU Med	5.50%	8/15/2057	Baa3		7,090	8,746,226
OK DFA - OU Med (AGM)	4.00%	8/15/2048	AA		4,000	4,461,257
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%	12/1/2049	AA		4,500	5,128,494
Oroville - Oroville Hsp	5.25%	4/1/2039	BB		1,000	1,167,446
Oroville - Oroville Hsp	5.25%	4/1/2054	BB		1,000	1,131,037
PA Econ Dev - Univ Pitt Med Ctr	3.00%	10/15/2038	A		4,725	5,196,156
PA Hi Ed - U Penn Hlth	4.00%	8/15/2049	AA		7,000	8,167,338
Palm Beach Co Hlth - Lifespace	5.00%	5/15/2053	BBB	(e)	2,375	2,782,642
Palomar Hlth	5.00%	11/1/2036	BBB		6,025	6,963,614
Palomar Hlth	5.00%	11/1/2039	BBB		5,500	6,321,963
Pell City Spl Care Facs - Noland Hlth	5.00%	12/1/2031	A		4,845	4,925,031
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2031	BBB-		1,000	1,169,779
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2032	BBB-		1,000	1,168,163
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2033	BBB-		2,950	3,438,650
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		1,250	1,307,074
Pulaski Co Pub Facs - Baptist Hlth	5.00%	12/1/2039	A		5,750	6,650,173
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	979,904
Savannah Hosp - St.Joseph’s/Candler	4.00%	7/1/2043	A3		5,000	5,771,597
Savannah Hosp Auth - St.Joseph’s/Candler	4.00%	7/1/2039	A3		4,500	5,235,245
Tampa Hlth & Ed - Moffit Cancer	4.00%	7/1/2045	A2		3,960	4,610,456
UCal Med Ctr	5.25%	5/15/2038	AA-		660	716,139
VT Ed & Hlth - Univ of VT Med Ctr	5.00%	12/1/2035	A		4,500	5,362,998
WA Hlth Care - Overlake Hsp	5.00%	7/1/2038	A		4,000	4,425,234
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	110,458
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		30	30,131
WI Hlth & Ed - Marshfield Hlth Sys	4.00%	2/15/2050	A-		7,580	8,387,041
WI Hlth & Ed - Sauk-Prarie Mem Hsp	5.375%	2/1/2048	Ba3		840	877,846
WI PFA - ACTS	5.00%	11/15/2041	A-	(e)	1,125	1,375,416
WI PFA - Alabama Proton†	6.85%	10/1/2047	NR		1,410	1,456,173
Total						595,158,527

Housing 2.48%
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		300	324,104
CA HFA - MFH	3.50%	11/20/2035	BBB+		5,829	6,830,566
CA HFA - MFH	4.00%	3/20/2033	NR		18,364	21,662,924

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing (continued)
CA HFA - MFH	4.25%	1/15/2035	BBB+	$6,815	$8,364,300
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	A-	650	714,651
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3	1,410	1,562,284
CA Muni Fin - UC Davis Hsg (BAM)	3.00%	5/15/2051	AA	2,000	2,150,927
CA Muni Fin - UC Davis Hsg (BAM)	4.00%	5/15/2046	AA	750	898,736
Essex Co Imp Auth - NJIT Stud Hsg (BAM)	4.00%	8/1/2056	AA	2,600	3,081,101
Essex Co Imp Auth - NJIT Stud Hsg (BAM)	4.00%	8/1/2060	AA	2,250	2,648,331
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+	5,500	5,901,722
LA Pub Facs Auth - Provident LSU	5.00%	7/1/2059	A3	2,500	3,089,104
MI HDA	3.60%	10/1/2060	AA	6,330	6,785,614
NY State Hsg	3.15%	11/1/2054	Aa2	2,375	2,470,232
NYC HDC	2.80%	2/1/2050	Aa2	10,000	10,218,862
NYC HDC	3.35%	11/1/2065	AA+	8,870	9,325,368
NYC Hsg - 8 Spruce St	3.50%	2/15/2048	BBB-	5,120	5,188,868
NYS HFA	2.50%	11/1/2045	Aa2	6,000	6,061,626
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2037	Baa3	1,000	1,195,704
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2034	BBB-	1,000	1,087,137
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-	1,500	1,618,341
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2046	BBB-	1,000	1,072,983
WA St HFC	3.50%	12/20/2035	BBB+	5,993	6,997,071
Total					109,250,556

Lease Obligations 6.90%
CA Pub Wks - Judicial Council	5.00%	12/1/2028	Aa3	5,600	5,711,378
CA Pub Wks - Various Cap Proj	5.00%	10/1/2028	Aa3	535	541,356
CA Pub Wks - Various Cap Proj	5.00%	4/1/2033	Aa3	8,500	8,792,099
CA Pub Wks - Various Cap Proj	5.125%	10/1/2031	Aa3	2,500	2,530,472
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA	6,430	6,969,857
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA	3,500	3,899,427
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA	865	960,776
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB+	6,500	7,061,904
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB+	3,000	3,257,963
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB+	6,145	6,669,835
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+	5,000	5,912,598
KY Bond Dev Corp - Lexington Conv	4.00%	9/1/2048	A+	6,645	7,397,029
Los Angeles USD COP	5.00%	10/1/2025	A	1,000	1,058,150

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
MD Stadium Auth - Baltimore City	5.00%	5/1/2050	AA-	$7,195	$10,801,433
Met Pier & Expo Auth - Mccormick Place (AGM)	Zero Coupon	12/15/2056	AA	10,385	4,145,375
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2032	BBB	3,575	2,786,274
MI Fin Auth - Wayne Co Criminal Justice	4.00%	11/1/2048	Aa3	3,500	4,019,138
MI St Bldg Auth	4.00%	4/15/2054	Aa2	6,500	7,624,884
MI St Bldg Auth(d)	4.00%	10/15/2056	NR	10,000	11,797,442
NJ Ed Facs - Higher Ed	4.00%	9/1/2029	Baa1	5,445	5,944,769
NJ EDA - Bldgs	5.00%	6/15/2036	Baa1	1,285	1,568,212
NJ EDA - Bldgs	5.00%	6/15/2047	Baa1	6,050	7,297,810
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB	7,500	8,440,721
NJ EDA - Sch Facs	4.00%	6/15/2046	Baa1	1,000	1,166,694
NJ EDA - Sch Facs	4.00%	6/15/2050	Baa1	1,000	1,161,980
NJ EDA - Sch Facs	4.75%	6/15/2031	Baa1	1,550	1,825,289
NJ EDA - Sch Facs	5.00%	3/1/2028	Baa1	4,320	4,647,583
NJ EDA - Sch Facs	5.00%	6/15/2041	Baa1	5,050	6,036,215
NJ EDA - Sch Facs	5.00%	6/15/2042	Baa1	4,930	5,904,509
NJ EDA - Sch Facs	5.50%	6/15/2031	Baa1	1,450	1,793,602
NJ EDA - State House	5.00%	6/15/2043	Baa1	4,500	5,533,056
NJ EDA - Transit	5.00%	11/1/2044	Baa1	5,500	6,809,218
NJ Trans Trust Fund	Zero Coupon	12/15/2028	Baa1	10,000	8,817,559
NJ Trans Trust Fund	Zero Coupon	12/15/2031	Baa1	1,935	1,563,502
NJ Trans Trust Fund	Zero Coupon	12/15/2037	Baa1	3,390	2,286,787
NJ Trans Trust Fund	Zero Coupon	12/15/2038	Baa1	6,760	4,414,537
NJ Trans Trust Fund	4.00%	12/15/2031	Baa1	2,125	2,521,319
NJ Trans Trust Fund	4.00%	6/15/2036	Baa1	7,250	8,702,145
NJ Trans Trust Fund	4.00%	6/15/2044	Baa1	13,435	15,351,554
NJ Trans Trust Fund	4.00%	6/15/2050	Baa1	20,485	23,323,551
NJ Trans Trust Fund	5.00%	12/15/2023	Baa1	4,425	4,930,778
NJ Trans Trust Fund	5.00%	6/15/2030	A+	3,000	3,544,806
NJ Trans Trust Fund	5.00%	6/15/2031	A+	2,400	2,828,264
NJ Trans Trust Fund	5.00%	12/15/2035	Baa1	4,200	5,241,128
NJ Trans Trust Fund	5.00%	12/15/2036	Baa1	3,500	4,356,242
NJ Trans Trust Fund	5.00%	6/15/2038	Baa1	6,760	7,064,043
NJ Trans Trust Fund	5.00%	6/15/2042	Baa1	2,215	2,314,623
NJ Trans Trust Fund	5.00%	6/15/2046	Baa1	12,655	15,483,009

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon		12/15/2031	Baa1	$3,995	$3,278,513
NYC TFA - Bldg Aid	5.00%		7/15/2030	AA	10,000	10,498,611
NYC TFA - Bldg Aid	5.00%		7/15/2031	AA	6,000	6,298,522
NYC TFA - Bldg Aid	5.00%		7/15/2035	AA	545	676,405
Sacramento City Fing Auth (AMBAC)	5.25%		12/1/2023	AA-	3,150	3,536,119
St Louis Fin Corp - Convention Center (AGM)	5.00%		10/1/2045	AA	2,500	3,138,305
St Louis Fin Corp - Convention Center (AGM)	5.00%		10/1/2049	AA	2,625	3,268,093
Total						303,505,463

Other Revenue 3.55%
CA Infra & Econ Dev - Acad Motion Pict	5.00%		11/1/2041	Aa2	2,500	2,766,375
CA Infra & Econ Dev - Gladstone Inst	5.25%		10/1/2034	NR	8,100	8,200,202
CA Infra & Econ Dev - Museum of Nat Hist	4.00%		7/1/2050	A2	4,000	4,631,551
CA Sch Fin Auth - Green Dot Charter†	5.00%		8/1/2048	BBB-	1,650	1,950,353
City of Miami Beach - Parking Revs (BAM)	5.00%		9/1/2040	AA	2,000	2,326,824
Clifton Higher Ed - IDEA Pub Schs	5.00%		8/15/2042	A-	275	284,936
Clifton Higher Ed - IDEA Pub Schs	6.00%		8/15/2043	A-	1,000	1,094,390
Clifton Higher Ed - Intl Ldrshp Sch	6.125%		8/15/2048	NR	7,825	9,145,759
DC Rev - Friendship Pub Chtr Sch	5.00%		6/1/2032	BBB	500	533,277
DC Rev - Friendship Pub Chtr Sch	5.00%		6/1/2041	BBB	1,935	2,213,015
DC Rev - KIPP Chtr Sch	6.00%		7/1/2043	NR	1,000	1,114,269
DC Rev - KIPP Chtr Sch	6.00%		7/1/2048	NR	1,000	1,114,269
FL DFC - Mater Admy†	5.00%		6/15/2050	BBB	2,135	2,431,302
FL DFC - Mater Admy†	5.00%		6/15/2055	BBB	1,500	1,698,463
Grand River Hosp Dist (AGM)	5.25%		12/1/2034	AA	1,000	1,191,281
Grand River Hosp Dist (AGM)	5.25%		12/1/2035	AA	1,000	1,181,946
Grand River Hosp Dist (AGM)	5.25%		12/1/2037	AA	1,160	1,357,757
Houston Hi Ed - Cosmos Fndtn	5.00%		2/15/2032	BBB	100	102,032
Houston HI Ed - Cosmos Fndtn	5.00%		2/15/2042	BBB	775	788,957
IL Fin Auth - Noble Chrter Schs	6.125%		9/1/2039	BBB	6,000	6,459,416
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	AA-	7,120	7,932,803
KY Public Energy Auth - Peak Energy	4.00%	#(a)	2/1/2050	A1	11,660	13,901,313
Long Beach Nat Gas - ML	1.554% (3 Mo. LIBOR *.67 + 1.45%	)#	11/15/2027	A2	9,000	9,372,208
Lower AL Gas Dist - Goldman Sachs	4.00%	#(a)	12/1/2050	A2	2,000	2,275,574
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2046	A2	19,500	29,672,325

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Main St Nat Gas - Macquarie	5.00%	5/15/2037	A3	$2,990	$4,246,006
Main St Nat Gas - Macquarie	5.00%	5/15/2043	A3	3,250	3,951,318
Main St Nat Gas - Macquarie	5.00%	5/15/2049	A3	8,150	12,431,649
Maricopa Co IDA - Legacy Schools†	5.00%	7/1/2049	BB+	1,165	1,362,049
Maricopa Co IDA - Legacy Schools†	5.00%	7/1/2054	BB+	1,000	1,165,222
MI Fin Auth - Bradford Admy	4.30%	9/1/2030	NR	360	385,900	(c)
MI Fin Auth - Bradford Admy	4.80%	9/1/2040	NR	565	606,541	(c)
MI Fin Auth - Bradford Admy	5.00%	9/1/2050	NR	925	991,666	(c)
Middlesex Co Impt Auth - Heldrich Ctr	6.125%	1/1/2025	NR	1,250	25,000
Middlesex Co Impt Auth - Heldrich Ctr	6.25%	1/1/2037	NR	1,700	34,000
NJ EDA - Team Academy	6.00%	10/1/2043	BBB	3,500	3,815,724
NYC Cultural - Lincoln Center	4.00%	12/1/2033	A	2,000	2,422,520
NYC Cultural - Lincoln Center	4.00%	12/1/2035	A	1,750	2,105,245
NYC Cultural - Lincoln Center	5.00%	12/1/2031	A	1,250	1,658,748
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	BBB+	7,000	7,005,796
Total					155,947,981

Special Tax 1.42%
Allentown Neighborhood Impt	5.00%	5/1/2027	Baa3	250	259,064
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3	1,845	2,179,317
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa3	4,800	4,952,082
CT Spl Tax - Trans Infra	5.00%	8/1/2034	AA-	3,600	4,212,915
CT Spl Tax - Trans Infra	5.00%	1/1/2037	AA-	7,000	8,610,051
CT Spl Tax - Trans Infra	5.00%	1/1/2038	AA-	4,250	5,218,806
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR	3,265	1,795,750
Gramercy Farms Cmnty Dev Dist(b)	5.25%	5/1/2039	NR	1,340	214	(c)
Inland Valley Redev Agy	5.25%	9/1/2037	A-	4,875	5,371,118
Irvine CFD - Great Park	5.00%	9/1/2044	NR	500	557,700
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	2,325	2,564,304
NYC IDA - Yankee Stadium	4.00%	3/1/2045	Baa1	3,600	4,116,924
PA COP	4.00%	7/1/2046	A	2,375	2,688,610
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	1,500	1,691,638
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA	1,400	1,578,194
Riverside RDA - Housing	Zero Coupon	10/1/2041	A	11,195	15,402,320
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2024	A+	660	661,953
Stone Canyon CID(b)	5.70%	4/1/2022	NR	1,000	260,000
Stone Canyon CID(b)	5.75%	4/1/2027	NR	1,300	338,000
Total					62,458,960

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue 5.02%
Casino Reinv Dev Auth	5.25%	11/1/2039	Baa2		$3,300	$3,570,853
Casino Reinv Dev Auth	5.25%	11/1/2044	Baa2		1,950	2,101,683
Chicago Brd Ed - CIT	5.00%	4/1/2042	A-	(e)	1,800	2,150,796
Chicago Trans Auth	5.00%	12/1/2046	A+		2,835	3,401,675
Chicago Trans Auth	5.25%	12/1/2049	AA		10,000	11,555,373
City of Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2		265	269,957
City of Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2		750	782,390
Cook Co Sales Tax	4.00%	11/15/2034	AA-		3,750	4,365,625
CT Spl Tax - Trans Infra	4.00%	5/1/2036	AA-		2,500	3,023,900
CT Spl Tax - Trans Infra	4.00%	5/1/2039	AA-		3,150	3,770,947
Guam - Business Privilege Tax(d)	4.00%	1/1/2042	Ba1		1,500	1,712,941
Hudson Yards	5.75%	2/15/2047	AA-		305	306,315
MA Sch Bldg Auth - Sales Tax	4.00%	2/15/2043	AA		1,000	1,165,875
Met Atlanta Rapid Trans Auth	3.25%	7/1/2039	AA+		2,330	2,547,974
Met Pier & Expo Auth - Mccormick Place	5.50%	6/15/2053	BBB		4,415	5,166,978
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2045	AA		3,580	2,004,309
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2046	AA		1,595	867,015
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB		10,535	8,694,262
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB		20,000	13,787,696
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	BBB		15,000	10,004,049
Met Pier & Expo Auth - McCormick Place TCRS (BAM)	5.00%	6/15/2053	AA		915	1,041,119
NY Dorm - PIT	3.00%	3/15/2051	AA+		5,000	5,353,436
NY Dorm - PIT	4.00%	3/15/2044	Aa2		5,900	7,008,893
NY UDC - PIT	3.00%	3/15/2050	AA+		12,500	13,361,732
NY UDC - PIT	5.00%	3/15/2033	AA+		750	808,922
NYC TFA - Future Tax	3.00%	2/1/2051	AAA		16,525	17,680,012
NYC TFA - Future Tax	4.00%	5/1/2037	AAA		3,000	3,455,696
NYC TFA - Future Tax	4.00%	8/1/2042	AAA		1,000	1,140,045
NYC TFA - Future Tax	4.00%	5/1/2044	AAA		1,000	1,157,011
NYC TFA - Future Tax	5.00%	2/1/2036	AAA		1,000	1,116,148
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR		1,271	1,110,118
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR		2,122	1,713,335
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR		2,549	1,917,284

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR		$2,798	$669,984
PR Corp Sales Tax	4.329%	7/1/2040	NR		8,303	9,326,840
PR Corp Sales Tax	4.329%	7/1/2040	NR		7,602	8,539,400
PR Corp Sales Tax	4.536%	7/1/2053	NR		39	43,871
PR Corp Sales Tax	4.55%	7/1/2040	NR		129	146,820
PR Corp Sales Tax	4.75%	7/1/2053	NR		6,895	7,850,223
PR Corp Sales Tax	4.784%	7/1/2058	NR		1,067	1,217,847
PR Corp Sales Tax	5.00%	7/1/2058	NR		24,533	28,338,483
Reno Cap Impt (AGM)	4.00%	6/1/2043	AA		4,725	5,328,247
Reno Cap Impt (AGM)	4.00%	6/1/2046	AA		6,800	7,640,531
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2026	A+		275	275,762
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A+		4,190	4,201,877
San Jose Spl Tax - Conv Ctr	6.50%	5/1/2036	A+		530	531,582
Sonoma Marin Area Rail	5.00%	3/1/2028	AA		510	526,615
VA Small Bus Fin - NTL Senior Lvg	4.00%	1/1/2045	A	(e)	4,000	4,455,569
VT Edu Loan Rev AMT	3.375%	6/15/2036	A		3,700	3,798,034
Total						221,006,049

Tobacco 4.65%
Buckeye Tobacco	Zero Coupon	6/1/2057	NR		19,000	3,113,059
Buckeye Tobacco	5.00%	6/1/2055	NR		38,830	45,392,876
Golden St Tobacco	5.00%	6/1/2029	BBB		2,500	3,071,206
Golden St Tobacco	5.00%	6/1/2030	Aa3		500	544,947
Golden St Tobacco	5.00%	6/1/2047	NR		8,130	8,405,332
Golden St Tobacco	5.00%	6/1/2047	NR		7,500	7,753,996
Golden St Tobacco	5.25%	6/1/2047	NR		4,375	4,537,151
Los Angeles Co Tobacco	Zero Coupon	6/1/2055	NR		9,000	1,813,379
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+		6,770	8,021,879
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-		250	311,413
MI Tob Settlement	Zero Coupon	6/1/2058	NR		25,000	1,268,590
MI Tob Settlement	4.00%	6/1/2049	BBB+		3,365	3,911,612
MI Tob Settlement	5.00%	6/1/2049	BBB-		6,625	8,093,554
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR		20,000	1,564,726
Nthrn AK Tobacco(d)	Zero Coupon	6/1/2066	NR		20,000	4,516,488
Nthrn AK Tobacco(d)	4.00%	6/1/2050	(P)BBB+		3,625	4,299,078
PA Tob Settlement (AGM)	4.00%	6/1/2039	AA		15,000	17,222,913
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A		3,325	4,008,103
Sacramento Co Tobacco	Zero Coupon	6/1/2060	NR		5,000	1,241,630

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)
Sacramento Co Tobacco	4.00%	6/1/2034	A-		$1,000	$1,242,090
Sacramento Co Tobacco	4.00%	6/1/2036	A-		1,050	1,295,488
Sacramento Co Tobacco	4.00%	6/1/2038	A-		1,000	1,221,657
Sacramento Co Tobacco	4.00%	6/1/2040	A-		1,000	1,213,860
Sacramento Co Tobacco	4.00%	6/1/2049	BBB+		2,250	2,691,918
San Diego Co Tobacco	5.00%	6/1/2048	BBB-		9,485	11,719,708
San Diego Co Tobacco	5.00%	6/1/2048	BBB+		1,500	1,887,862
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR		5,895	5,903,491
Tobacco Settlement Auth IA	4.00%	6/1/2049	BBB+		2,000	2,330,685
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-		1,235	1,238,061
Tobacco Settlement Fin Corp LA	5.25%	5/15/2035	A-		2,310	2,500,339
Tobacco Settlement Fin Corp NJ	3.20%	6/1/2027	BBB		750	769,160
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2031	A-		4,605	5,767,499
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2033	A-		1,000	1,245,802
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+		3,760	4,471,483
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+		8,900	10,907,045
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		7,540	7,589,767
TSASC	5.00%	6/1/2023	B-		3,400	3,506,894
TSASC	5.00%	6/1/2035	A-		1,390	1,677,865
TSASC	5.00%	6/1/2048	NR		5,550	6,125,059
Total						204,397,665

Transportation 24.23%
AL Port Auth (AGM)	5.00%	10/1/2036	AA		750	900,437
AL Port Auth AMT (AGM)	5.00%	10/1/2034	AA		2,000	2,400,978
AL Port Auth AMT (AGM)	5.00%	10/1/2035	AA		2,000	2,397,981
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2034	AA		3,650	4,408,389
Atlanta Arpt - PFC	5.00%	1/1/2028	Aa3		2,000	2,236,439
Atlanta Arpt - PFC	5.00%	1/1/2031	Aa3		4,000	4,460,110
Atlanta Arpt AMT	4.00%	7/1/2039	Aa3		2,250	2,630,401
Bay Area Toll Auth	4.00%	4/1/2049	AA-		4,860	5,577,236
CA Muni Fin - LINXS (AGM) AMT	4.00%	12/31/2047	AA		3,630	4,114,728
CA Muni Fin - LINXS AMT	4.00%	12/31/2047	BBB-	(e)	14,450	16,288,895
CA Muni Fin Auth - LINXS AMT	5.00%	12/31/2038	BBB-	(e)	5,000	6,136,834
Canaveral FL Port Auth AMT	5.00%	6/1/2045	A3		4,630	5,540,361
Canaveral Port Auth	5.00%	6/1/2048	A3		4,890	5,642,071
Central TX Mobility Auth	4.00%	1/1/2051	A-		2,125	2,491,506
Central TX Mobility Auth	5.00%	1/1/2045	A-		4,500	5,149,063

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Central TX Mobility Auth	5.00%		1/1/2046	A-	$1,500	$1,920,642
Central TX Tpk	5.00%		8/15/2033	A-	5,750	6,447,951
Central TX Tpk	5.00%		8/15/2037	A-	1,000	1,116,411
Chicago Midway Arpt	4.00%		1/1/2034	A-	1,000	1,117,134
Chicago O’Hare Arpt	4.00%		1/1/2044	A	13,500	15,577,443
Chicago O’Hare Arpt	5.00%		1/1/2048	A	1,020	1,260,974
Chicago O’Hare Arpt - TRIPS AMT	5.00%		7/1/2048	BBB+	3,500	4,185,351
Chicago O’Hare Arpt AMT	5.00%		1/1/2047	A	5,735	6,837,608
Chicago O’Hare Arpt AMT	5.00%		1/1/2048	A	10,000	12,243,948
Chicago O’Hare Arpt AMT	5.00%		1/1/2053	A	10,000	12,197,857
Chicago Trans Auth	4.00%		12/1/2055	A+	4,000	4,564,328
Chicago Trans Auth	5.00%		12/1/2055	A+	1,750	2,158,145
Cleveland Arpt (AGM)	5.00%		1/1/2031	AA	900	1,034,930
CT Airport Auth - Bradley Arpt AMT	4.00%		7/1/2049	BBB	3,600	4,094,198
CT Airport Auth - Ground Trans Proj AMT	5.00%		7/1/2049	BBB	3,425	4,205,189
Delaware River Port Auth	5.00%		1/1/2029	A+	470	525,814
Delaware River Port Auth	5.00%		1/1/2034	A+	8,000	8,888,426
Denver City & Co Arpt	4.00%		12/1/2043	A	5,000	5,790,264
Denver City & Co Arpt AMT	4.00%		12/1/2043	A	2,565	2,924,397
Denver City & Co Arpt AMT	4.00%		12/1/2048	A	4,255	4,823,411
Denver City & Co Arpt AMT	5.25%		11/15/2043	A	8,000	8,816,726
Denver RTD - Eagle P3	4.00%		7/15/2033	Baa2	1,100	1,383,584
Denver RTD - Eagle P3	4.00%		7/15/2035	Baa2	1,250	1,507,162
Denver RTD - Eagle P3	4.00%		7/15/2039	Baa2	2,100	2,760,413
DFW Arpt	5.00%		11/1/2030	A	850	939,519
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon		9/1/2032	A	4,200	3,420,887
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon		9/1/2037	A	7,720	4,084,737
Eagle Co Arpt AMT	5.00%		5/1/2033	Baa2	2,430	2,883,114
Eagle Co Arpt AMT	5.00%		5/1/2037	Baa2	1,000	1,178,335
Eagle Co Arpt AMT	5.00%		5/1/2041	Baa2	3,000	3,508,835
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	A-	5,000	3,879,446
Foothill / Eastern Corridor Toll Rd	3.50%	#(a)	1/15/2053	A-	12,500	14,076,010
Foothill / Eastern Corridor Toll Rd	4.00%		1/15/2046	A-	5,496	6,525,764
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	A-	9,000	10,314,880
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	A-	8,000	9,168,782
Hampton Rds Trans	5.25%		7/1/2060	AA	20,000	25,983,094
Hampton Roads Trans Commn	5.50%		7/1/2057	AA	7,500	9,352,041
Harris Co Toll Rd (The)	4.00%		8/15/2048	Aa1	500	577,170

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
HI Airport Sys AMT	5.00%	7/1/2041	A+	$5,000	$5,778,452
HI Airport Sys AMT	5.00%	7/1/2048	A+	11,905	14,505,325
HI Arprt AMT	4.00%	7/1/2035	A+	4,425	5,316,893
Houston Arpt - Continental Airlines AMT	6.625%	7/15/2038	Ba3	2,500	2,516,113
Houston Arpt AMT	4.00%	7/1/2046	A1	4,500	5,308,322
Houston Arpt AMT	4.00%	7/1/2047	A1	3,750	4,365,257
Houston Arpt AMT	4.00%	7/1/2048	A1	2,500	2,943,969
Kansas City IDA - Kansas City Arpt AMT	4.00%	3/1/2036	A2	3,000	3,550,557
Kansas City IDA - Kansas City Intl Airport AMT	5.00%	3/1/2054	A2	23,835	29,124,282
Lee Co Arpt AMT	5.375%	10/1/2032	A2	3,695	3,717,635
Los Angeles Dept Arpts - LAX AMT	4.00%	5/15/2050	Aa2	8,750	10,182,792
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2041	Aa2	4,000	4,605,642
MA Port Auth AMT	4.00%	7/1/2046	Aa2	5,465	6,137,829
MA Port Auth AMT	5.00%	7/1/2040	Aa2	1,500	1,735,223
MA Port Auth AMT	5.00%	7/1/2045	Aa2	3,315	3,832,403
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3	375	444,090
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2049	Baa3	750	883,008
MD Trans - Baltimore Intl Arpt AMT	3.00%	6/1/2036	A	7,310	7,769,962
Met Airpt Auth - Dulles Metrorail	Zero Coupon	10/1/2037	A-	10,000	5,982,514
Met DC Arpt AMT	5.00%	10/1/2027	Aa3	3,250	3,708,331
Met DC Arpt AMT	5.00%	10/1/2028	Aa3	2,000	2,195,946
Met DC Arpt AMT	5.00%	10/1/2035	Aa3	4,525	5,446,457
Met Nashville Arpt	5.00%	7/1/2054	A2	2,390	3,005,203
Met Nashville Arpt AMT	4.00%	7/1/2054	A2	3,000	3,444,612
Met Nashville Arpt Auth	4.00%	7/1/2049	A2	19,400	22,365,641
Met Nashville Arpt Auth AMT	5.00%	7/1/2049	A2	5,000	6,222,810
MI Strategic Fund - I-75 AMT	5.00%	6/30/2048	Baa2	2,500	3,021,991
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2029	A-	500	558,537
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2030	A-	550	612,260
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2032	A-	1,160	1,288,189
Miami Dade Co Aviation - Mia AMT	4.00%	10/1/2044	A-	1,950	2,237,622
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A2	4,435	5,045,063
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2029	A2	2,500	2,836,977
Miami Dade Co Aviation - Mia AMT	5.00%	10/1/2034	A2	10,000	11,299,701
Miami Dade CO Aviation - MIA AMT	5.00%	10/1/2049	A-	6,000	7,462,973
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A	160	181,199
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A	515	582,247

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
Mid Bay Bridge Auth	7.25%		10/1/2034	AAApre	(e)	$5,900	$6,003,936
Minneapolis / St Paul Met Arpts	5.00%		1/1/2027	A		575	641,141
Minneapolis / St Paul Met Arpts	5.00%		1/1/2031	A		2,000	2,223,164
MTA NY	4.00%		2/1/2022	NR		5,000	5,108,555
MTA NY	4.00%		11/15/2043	A3		10,000	11,822,335
MTA NY	4.00%		11/15/2045	A3		2,500	2,922,952
MTA NY	5.00%		11/15/2035	A3		4,265	5,084,489
MTA NY	5.00%	#(a)	11/15/2045	A3		2,700	3,513,931
MTA NY	5.00%		11/15/2050	A3		11,125	13,886,379
MTA NY	5.25%		11/15/2044	A3		9,680	10,960,501
MTA NY	5.25%		11/15/2055	A3		13,000	16,616,656
MTA NY (AGM)	4.00%		11/15/2054	AA		6,000	6,949,277
NC Tpk Auth - Triangle Exprs	5.00%		1/1/2032	BBB		1,350	1,609,319
NC Tpk Auth - Triangle Exprs	5.00%		1/1/2043	BBB		1,150	1,422,416
NC Tpk Auth - Triangle Exprs (AGM)	4.00%		1/1/2037	AA		14,255	16,502,458
NC Tpk Auth - Triangle Exprs (AGM)	4.00%		1/1/2038	AA		1,000	1,155,430
NC Tpk Auth - Triangle Exprs (AGM)	4.00%		1/1/2055	AA		4,000	4,643,576
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2025	A3		2,750	3,072,527
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2026	A3		1,000	1,116,120
NJ EDA - Transit	4.00%		11/1/2044	Baa1		4,715	5,439,654
NJ Tpk Auth	4.00%		1/1/2033	A+		1,630	1,922,254
NJ Tpk Auth	4.00%		1/1/2042	A+		5,000	6,011,675
NJ Tpk Auth	4.00%		1/1/2043	A+		5,555	6,430,293
NJ Trans Trust Fund	4.00%		6/15/2045	Baa1		3,300	3,853,710
NJ Trans Trust Fund	4.00%		6/15/2050	Baa1		7,690	8,935,628
NJ Trans Trust Fund	5.00%		6/15/2045	Baa1		5,000	6,307,413
NJ Trans Trust Fund	5.00%		6/15/2050	Baa1		2,750	3,451,946
North TX Twy Auth	5.00%		1/1/2031	A		250	277,169
North TX Twy Auth	5.00%		1/1/2040	A+		4,350	4,649,145
North TX Twy Auth	5.00%		1/1/2048	A		5,000	6,018,241
NY Trans Dev Corp - Delta AMT	4.00%		10/1/2030	Baa3		6,500	7,873,134
NY Trans Dev Corp - Delta AMT	4.00%		1/1/2036	Baa3		3,295	3,787,733
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2029	Baa3		2,455	3,048,689
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2030	Baa3		3,275	4,052,585
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2033	Baa3		12,450	15,277,678
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2034	Baa3		4,205	5,148,089

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2036	Baa3		$2,250	$2,745,374
NY Trans Dev Corp - Delta AMT	5.00%	10/1/2040	Baa3		11,500	14,700,466
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2039	Baa1		1,000	1,207,265
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2041	Baa1		1,000	1,202,034
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2042	Baa1		2,000	2,391,758
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2035	Baa1		1,000	1,313,220
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2037	Baa1		1,500	1,961,267
NY Trans Dev Corp - JFK IAT AMT	4.00%	12/1/2040	Baa1		2,425	2,876,027
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2025	Baa1		1,100	1,307,179
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2035	Baa1		1,905	2,464,772
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2037	Baa1		1,240	1,597,410
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2041	Baa3		2,330	2,519,957
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2046	Baa3		1,340	1,447,337
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2046	Baa3		7,315	8,223,579
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		19,605	22,197,502
NY Twy Auth (AGM)	4.00%	1/1/2051	AA		2,725	2,998,079
NYS Thruway - Service Area Proj AMT	4.00%	10/31/2041	BBB-	(e)	5,885	6,959,477
NYS Thruway - Service Area Proj AMT	4.00%	10/31/2046	BBB-	(e)	6,125	7,195,659
NYS Thruway - Service Area Proj AMT	4.00%	4/30/2053	BBB-	(e)	2,500	2,921,992
Ontario Intl Airport (AGM)	4.00%	5/15/2051	AA		3,000	3,592,138
Ontario Intl Airport (AGM)	5.00%	5/15/2046	AA		2,000	2,616,818
Orlando & Orange Co Expwy Auth	4.00%	7/1/2035	A+		5,000	5,740,662
Osceola Co Trans - Osceola Parkway	5.00%	10/1/2039	BBB+		1,000	1,274,988
Osceola Parkway	4.00%	10/1/2054	BBB+		9,300	10,700,093
PA Tpk Commn	3.00%	12/1/2042	A		2,500	2,683,400
PA Tpk Commn	4.00%	12/1/2038	A3		3,425	3,924,921
PA Tpk Commn	4.00%	12/1/2043	A		1,500	1,785,999
PA Tpk Commn	4.00%	12/1/2044	A		3,950	4,685,507
PA Tpk Commn	4.00%	12/1/2045	A		3,125	3,698,133
PA Tpk Commn	5.00%	6/1/2029	A3		9,000	10,658,035
PA Tpk Commn	5.00%	12/1/2039	A+		750	861,414
PA Tpk Commn	5.00%	12/1/2044	A3		3,500	4,459,517
Philadelphia Airport AMT	5.00%	7/1/2042	A2		4,440	5,318,093
Philadelphia Arpt(d)	4.00%	7/1/2046	NR		2,800	3,299,544

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Philadelphia Arpt(d)	5.00%	7/1/2051	NR	$6,030	$7,642,723
Phoenix Arpt AMT	4.00%	7/1/2037	A1	8,000	9,385,318
Phoenix Arpt AMT	4.00%	7/1/2038	A1	5,960	6,977,787
Phoenix Arpt AMT	4.00%	7/1/2044	A1	2,000	2,302,736
Port Auth NY & NJ	4.00%	9/1/2043	Aa3	2,000	2,338,384
Port Auth NY & NJ	5.25%	10/15/2055	Aa3	3,675	4,313,665
Port Auth NY & NJ AMT	4.00%	7/15/2055	Aa3	5,000	5,819,627
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3	8,030	9,271,727
Port Auth NY & NJ AMT	4.00%	7/15/2060	Aa3	10,200	11,817,239
Port Auth NY & NJ AMT	4.00%	7/15/2061	Aa3	8,000	9,363,234
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	A+	2,000	2,242,091
PR Hwy & Trans Auth(b)	4.00%	7/1/2017	NR	240	127,200
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000	2,285,318
PR Hwy & Trans Auth (AGM)	5.50%	7/1/2025	AA	2,000	2,289,358
Sacramento Co Arpt	5.00%	7/1/2041	A-	8,000	9,563,993
Salt Lake City Arpt AMT	5.00%	7/1/2034	A	5,000	6,093,581
San Antonio Arpt AMT	5.00%	7/1/2045	A1	8,435	9,730,329
San Diego Arpt AMT	4.00%	7/1/2044	A-	800	918,540
San Francisco Arpt AMT	4.00%	5/1/2049	A1	1,500	1,722,930
San Francisco Arpt AMT	5.00%	5/1/2050	A1	8,150	10,054,837
San Francisco Arpt AMT	5.25%	5/1/2033	A1	7,000	7,572,589
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	A-	11,250	12,651,642
San Jose Arpt	5.00%	3/1/2047	A2	750	911,163
San Jose Arpt AMT	5.00%	3/1/2047	A2	2,800	3,352,290
SC St Port Auth AMT	5.00%	7/1/2044	A+	5,000	6,142,092
Triborough Brdg & Tunl Auth	3.00%	11/15/2047	AA-	7,280	7,804,368
Triborough Brdg & Tunl Auth	4.00%	11/15/2054	AA-	12,505	14,834,744
Triborough Brdg & Tunl Auth	5.00%	11/15/2042	AA-	1,640	2,050,067
Triborough Brdg & Tunl Auth	5.00%	11/15/2054	AA-	6,800	8,730,967
TX Surface Trans Corp - I-635	4.00%	6/30/2037	Baa2	2,100	2,506,275
TX Surface Trans Corp - I-635	4.00%	12/31/2037	Baa2	2,125	2,536,112
TX Surface Trans Corp - I-635	4.00%	6/30/2038	Baa2	1,050	1,249,163
TX Surface Trans Corp - I-635	4.00%	12/31/2038	Baa2	1,375	1,635,809
TX Surface Trans Corp - I-635	4.00%	6/30/2039	Baa2	1,340	1,588,917
TX Surface Trans Corp - I-635	4.00%	12/31/2039	Baa2	1,025	1,215,403
TX Surface Trans Corp - I-635	4.00%	6/30/2040	Baa2	1,125	1,330,573
TX Surface Trans Corp - NTE 3C AMT	5.00%	6/30/2058	Baa3	8,935	11,028,603
TX Trans Comm - Hwy 249	5.00%	8/1/2057	Baa3	2,625	3,080,071

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB-	$6,100	$6,387,866
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB-	1,230	1,297,847
Wayne Co Arpt AMT	5.00%	12/1/2039	A1	1,700	1,930,916
Wayne Co Arpt AMT	5.00%	12/1/2042	A1	1,200	1,453,000
WV Parkways Auth	4.00%	6/1/2047	AA-	5,235	6,069,596
Total					1,065,756,880

Utilities 11.25%
Adelanto Util Sys (AGM)	5.00%	7/1/2039	AA	1,500	1,853,585
Baltimore Wastewater	5.00%	7/1/2039	AA-	4,750	5,453,096
Baltimore Water	4.00%	7/1/2049	Aa2	5,850	6,840,482
Baltimore Water	5.00%	7/1/2032	Aa3	2,435	2,803,449
Baltimore Water	5.00%	7/1/2046	Aa3	10,000	12,183,470
Burke Co Dev - Oglethorpe Power	4.125%	11/1/2045	BBB+	3,550	4,002,094
Burke Co Dev - Oglethorpe Power	4.125%	11/1/2045	BBB+	3,095	3,489,149
CA Poll Ctl - Poseidon Res†	5.00%	7/1/2039	Baa3	2,200	2,671,041
CA Poll Ctl - Poseidon Res†	5.00%	11/21/2045	Baa3	2,750	3,296,327
Campbell Co Solid Wste - Basin Elec	3.625%	7/15/2039	A	11,270	12,164,189
Casitas Muni Water Dist (BAM)	5.25%	9/1/2047	AA	500	624,052
Central Plains - Goldman Sachs	5.00%	9/1/2032	A2	5,525	5,826,064
Central Plains - Goldman Sachs	5.00%	9/1/2042	BBB+	11,040	16,498,296
Central Plains - Goldman Sachs	5.25%	9/1/2037	A2	9,025	9,542,975
Chicago Water	5.00%	11/1/2029	A	4,560	5,716,139
Chicago Water	5.00%	11/1/2036	A	1,775	2,193,310
Chicago Water	5.00%	11/1/2039	A	3,455	3,894,727
Chicago Water (AGM)	5.00%	11/1/2036	AA	3,000	3,707,003
Chicago Water (AGM)	5.00%	11/1/2037	AA	2,500	3,083,052
CO Public Auth - ML	6.50%	11/15/2038	A2	9,565	14,988,393
Compton Water	6.00%	8/1/2039	NR	5,500	5,520,532
Detroit Sewer	5.00%	7/1/2034	A+	1,980	2,311,142
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	4,000	4,510,985
GA Muni Elec Auth - MEAG	4.00%	1/1/2049	BBB+	5,000	5,617,145
GA Muni Elec Auth - MEAG	5.00%	1/1/2033	A2	1,910	2,178,293
GA Muni Elec Auth - MEAG	5.00%	1/1/2048	BBB+	5,000	6,081,067
GA Muni Elec Auth - MEAG	5.00%	1/1/2056	A	3,810	4,687,740
GA Muni Elec Auth - MEAG	5.00%	1/1/2059	BBB+	2,000	2,423,794
Guam Waterworks Auth	5.00%	1/1/2050	A-	2,250	2,768,351
HI Dept Budget - Hawaiian Electric	3.20%	7/1/2039	Baa1	18,865	20,592,468

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
HI Dept Budget - Hawaiian Electric AMT	3.10%		5/1/2026	Baa1		$6,235	$6,822,981
IN Fin Auth - OVEC	5.00%		6/1/2039	Ba1		2,330	2,393,218
Jefferson Co Sewer	Zero Coupon		10/1/2039	BBB		350	360,340
Jefferson Co Sewer	6.00%		10/1/2042	BBB		5,000	5,816,479
Jefferson Co Sewer	6.50%		10/1/2053	BBB		7,700	9,040,616
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2026	AA		1,000	861,584
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2027	AA		4,875	3,942,075
Jefferson Co Sewer (AGM)	5.50%		10/1/2053	AA		3,555	4,005,852
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2035	Baa1		5,000	6,070,671
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2036	Baa1		5,000	6,065,391
Long Beach Nat Gas - ML	5.50%		11/15/2037	A2		8,950	13,452,814
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2028	AA		9,710	9,882,061
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2031	A2		2,225	2,910,236
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2040	A		2,970	3,416,025
Main St Nat Gas - Citibank	4.00%	#(a)	3/1/2050	A3		2,725	3,151,963
Main St Nat Gas - Macquarie	5.00%		5/15/2035	A3		2,000	2,780,968
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		2/1/2040	Baa2		5,085	5,642,661
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		4/1/2040	Baa2		4,315	4,788,217
Miami-Dade Co Wtr & Swr(d)	4.00%		10/1/2051	A+		13,250	15,694,120
New Orleans Water	5.00%		12/1/2034	A-		1,000	1,152,864
Norfolk Water	5.25%		11/1/2028	AA+		1,000	1,205,452
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A-		5,400	5,712,206
NYC Muni Water	5.00%		6/15/2036	AA+		500	565,494
Omaha Pub Pwr Dist	5.25%		2/1/2042	A+		4,000	4,646,206
Paducah Electric (AGM)	5.00%		10/1/2033	AA		1,000	1,214,814
Paducah Electric (AGM)	5.00%		10/1/2034	AA		1,000	1,213,494
Paducah Electric (AGM)	5.00%		10/1/2035	AA		1,000	1,212,189
Philadelphia Gas Works	5.00%		8/1/2029	A		2,000	2,344,030
Philadelphia Gas Works	5.00%		8/1/2030	A		1,500	1,758,023
Philadelphia Water & Wastewater	5.00%		7/1/2030	A+		3,355	3,936,380
Philadelphia Water & Wastewater	5.25%		10/1/2052	A+		6,610	8,137,174
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		4,000	5,016,110
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		3,240	3,429,086
PR Aqueduct & Swr Auth	5.75%		7/1/2037	Ca		3,080	3,278,054
PR Elec Pwr Auth(b)	0.835% (3 Mo. LIBOR * .67 + .70%	)#	7/1/2031	D	(e)	4,000	3,625,000
PR Elec Pwr Auth(b)	5.00%		7/1/2028	D	(e)	270	262,575

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
PR Elec Pwr Auth(b)		5.25%		7/1/2028	D	(e)	$880	$858,000
PR Elec Pwr Auth (AGC)		4.25%		7/1/2027	AA		280	280,742
Prichard Wtr & Swr		4.00%		11/1/2044	BBB+		1,530	1,701,965
Prichard Wtr & Swr		4.00%		11/1/2049	BBB+		3,890	4,300,232
Salt Verde Fin Corp - Citi		5.00%		12/1/2032	A3		5,765	7,648,995
Salt Verde Fin Corp - Citi		5.00%		12/1/2037	A3		15,995	22,578,237
Salt Verde Fin Corp - Citi		5.25%		12/1/2027	A3		3,750	4,681,150
SC Pub Service Auth - Santee Cooper		4.00%		12/1/2042	A		5,000	5,870,289
SE AL Gas Dist		4.00%	#(a)	12/1/2051	A1		12,000	14,819,222
Southern CA Pub Pwr Auth - Goldman Sachs	1.588% (3 Mo. LIBOR * .67 + 1.47%		)#	11/1/2038	A2		3,090	2,996,392
Southern CA Pub Pwr Auth - Goldman Sachs		5.00%		11/1/2033	A2		4,055	5,519,912
TEAC - Goldman Sachs		5.00%	#(a)	5/1/2052	A2		20,000	26,524,106
TEAC - Goldman Sachs		5.625%		9/1/2026	BBB	(e)	10,550	12,916,944
Texas Water Dev Brd		4.00%		10/15/2037	AAA		7,760	9,291,085
Transbay Pwr Auth		5.00%		10/1/2045	A-	(e)	1,000	1,264,691
Transbay Pwr Auth		5.00%		10/1/2049	A-	(e)	1,100	1,386,275
Trimble Env Facs - Louisville Gas & Elec		3.75%		6/1/2033	A1		12,500	14,355,079
TX Muni Gas Acq & Supply - Macquarie		5.00%		12/15/2030	A3		6,500	8,536,849
TX Muni Gas Acq & Supply - Macquarie		5.00%		12/15/2031	A3		6,000	8,004,131
TX Muni Gas Acq & Supply - Macquarie		5.00%		12/15/2032	A3		6,000	8,113,331
Total								494,977,460
Total Municipal Bonds (cost $3,981,769,952)								4,349,058,344

	Interest Rate#	Interest Rate Reset Date(f)		Final Maturity Date

SHORT-TERM INVESTMENTS 0.60%

Variable Rate Demand Notes# 0.60%

General Obligation 0.14%
NYC GO	0.01%	7/1/2021		12/1/2047	AA		6,300	6,300,000

Tax Revenue 0.13%
NY TFA - Future Tax	0.03%	7/1/2021		2/1/2045	AAA		5,750	5,750,000

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2021

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 0.33%
Appling Co Dev - GA Power	0.06%	7/1/2021	9/1/2041	A-	$6,580	$6,580,000
NYC Muni Water	0.01%	7/1/2021	6/15/2050	AA+	6,700	6,700,000
NYC Muni Water	0.02%	7/1/2021	6/15/2045	AA+	1,100	1,100,000
Total						14,380,000
Total Short-Term Investments (cost $26,430,000)						26,430,000
Total Investments in Securities 99.46% (cost $4,008,199,952)						4,375,488,344
Other Assets and Liabilities - Net 0.54%						23,865,118
Net Assets 100.00%						$4,399,353,462

AGC	Insured by - Assured Guarantee Corporation.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by - Financial Guaranty Insurance Company.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2021, the total value of Rule 144A securities was $141,317,724, which represents 3.21% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2021.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Securities purchased on a when-issued basis.
(e)	This investment has been rated by Fitch IBCA.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND June 30, 2021

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$326,780,495	$4,237,000	$331,017,495
Other Revenue	–	153,963,874	1,984,107	155,947,981
Special Tax	–	62,458,746	214	62,458,960
Remaining Industries	–	3,799,633,908	–	3,799,633,908
Short-Term Investments
Variable Rate Demand Notes	–	26,430,000	–	26,430,000
Total	$–	$4,369,267,023	$6,221,321	$4,375,488,344

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.85%

Corporate-Backed 13.04%
Allegheny Co IDA - US Steel	5.125%		5/1/2030	B-	$2,000	$2,420,674
AR DFA - Big River Steel AMT†	4.50%		9/1/2049	Ba3	30,000	33,617,970
AR DFA - Big River Steel AMT†	4.75%		9/1/2049	Ba3	21,500	24,746,597
Beauregard Parish - Office Max	6.80%		2/1/2027	B1	5,000	5,007,871
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR	1,450	1,637,092
Burke Co Dev - Vogtle Proj	2.75%	#(a)	1/1/2052	AA-	11,625	11,808,411
CA Muni Fin - United Airlines AMT	4.00%		7/15/2029	B+	2,000	2,337,902
Downtown Doral CDD†	4.75%		12/15/2038	NR	625	737,977
Downtown Doral CDD†	5.00%		12/15/2048	NR	1,500	1,767,213
Fort Bend IDC - NRG Energy	4.75%		11/1/2042	Baa2	3,590	3,761,798
Greater Orlando Aviation - Jet Blue AMT	5.00%		11/15/2036	NR	2,000	2,118,614
Hoover IDA - US Steel AMT	5.75%		10/1/2049	B-	17,200	20,785,940
Hoover IDA - US Steel AMT	6.375%	#(a)	11/1/2050	B-	2,500	3,207,968
Houston Arpt - United Airlines AMT	5.00%		7/1/2029	Ba3	13,325	14,681,724
IA Fin Auth - Alcoa	4.75%		8/1/2042	BB+	10,360	10,689,972
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	BB-	31,410	34,403,750
IL Fin Auth - Navistar†	4.75%	#(a)	10/15/2040	B3	26,000	27,811,241
IN Fin Auth - OH River Brdgs AMT	5.25%		1/1/2051	BBB+	1,895	2,064,631
IN Fin Auth - US Steel	4.125%		12/1/2026	B-	5,850	6,406,060
IN Fin Auth - US Steel AMT	6.75%		5/1/2039	B-	3,500	4,514,869
LA St John Parish - Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	1,000	1,046,874
Love Field Arpt - Southwest Airlines	5.25%		11/1/2040	Baa1	3,300	3,374,481
MD EDC - Chesapeake Bay Hyatt(b)	5.00%		12/1/2016	NR	3,430	2,058,000	(c)
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-	5,000	5,290,640
NH National Fin Auth - Covanta†	3.625%	#(a)	7/1/2043	B1	1,785	1,907,960
NH National Fin Auth - Covanta AMT†	3.75%	#(a)	7/1/2045	B1	3,290	3,531,098
NH National Fin Auth - Covanta AMT†	4.00%		11/1/2027	B1	1,250	1,322,436
NH National Fin Auth - Covanta AMT†	4.875%		11/1/2042	B1	12,000	12,723,131
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	2,500	2,640,642
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1	7,500	7,930,607
NJ EDA - Continental Airlines AMT	5.25%		9/15/2029	Ba3	5,960	6,303,158
NJ EDA - Continental Airlines AMT	5.50%		6/1/2033	Ba3	6,760	7,389,303
NY Env Facs - Casella Waste AMT†	3.125%	#(a)	12/1/2044	B	2,000	2,170,206
NY Liberty Dev Corp - 3 WTC†	5.00%		11/15/2044	NR	38,475	42,641,712
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR	7,100	8,028,326
NY Liberty Dev Corp - BofA Tower	2.80%		9/15/2069	Baa2	18,320	18,811,016

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)
NY Trans Dev Corp - American Airlines AMT	2.25%		8/1/2026	B	(d)	$2,650	$2,721,900
NY Trans Dev Corp - American Airlines AMT	3.00%		8/1/2031	B	(d)	2,000	2,125,299
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2026	B-		3,100	3,111,291
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2031	B-		21,480	21,556,804
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-		7,790	9,400,969
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-		5,000	6,423,546
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB+		6,135	6,379,603
OH Air Dev Auth - OVEC	3.25%		9/1/2029	Ba1		8,500	9,325,807
OH Air Quality - AMG Vanadium AMT†	5.00%		7/1/2049	B-		37,290	42,529,439
PA EDA - Consol Energy AMT†	9.00%	#(a)	4/1/2051	CCC		4,250	5,294,516
PA EDA - Covanta AMT†	3.25%		8/1/2039	B1		6,980	7,258,456
PA EDA - National Gypsum AMT	5.50%		11/1/2044	NR		1,000	1,067,826
Parish of St James - Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-		1,000	1,150,333
Parish of St James - Nustar Logistics†	6.10%	#(a)	12/1/2040	BB-		1,250	1,654,509
Parish of St James - Nustar Logistics†	6.35%		7/1/2040	BB-		5,000	6,719,164
Parish of St James - Nustar Logistics†	6.35%		10/1/2040	BB-		7,690	10,334,074
Polk Co IDA - Mineral Development AMT†	5.875%		1/1/2033	NR		8,375	9,381,821
Port Beaumont Nav Dis - Jefferson Rail AMT†	3.625%		1/1/2035	NR		6,765	7,009,024
Port Beaumont Nav Dis - Jefferson Rail AMT†	4.00%		1/1/2050	NR		12,590	13,067,346
Rumford Solid Waste - Office Max AMT	6.875%		10/1/2026	B1		1,500	1,502,361
Tuscaloosa IDA - Hunt Refining†	5.25%		5/1/2044	NR		28,665	33,659,449
VA Small Bus Fing - Covanta AMT†	5.00%	#(a)	1/1/2048	B		3,150	3,352,635
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR		535	573,038
Valparaiso Facs - Pratt Paper AMT	7.00%		1/1/2044	NR		4,000	4,573,344
West Pace Coop Dist(b)	9.125%		5/1/2039	NR		13,770	10,465,200	(c)
WI PFA - American Dream†	6.75%		12/1/2042	NR		1,000	1,162,155
WI PFA - Celanese AMT	4.30%		11/1/2030	BBB-		4,215	4,719,001
WI PFA - Celanese AMT	5.00%		1/1/2024	BBB-		6,750	7,416,020
WI PFA - Celanese AMT	5.00%		12/1/2025	BBB-		1,950	2,279,516	(c)
WI PFA - TRIPS AMT	5.00%		7/1/2042	BBB+		11,000	11,397,985
Total							589,310,295

Education 5.89%
AZ IDA - Academy of Math & Science†	5.625%		7/1/2048	BB		2,235	2,594,146
AZ IDA - Academy of Math & Science†	5.75%		7/1/2053	BB		3,000	3,492,855
AZ IDA - American Charter Sch†	5.00%		7/1/2022	BB+		655	668,289
AZ IDA - Odyssey Prep†	5.00%		7/1/2049	BB-		2,000	2,234,340
AZ IDA - Odyssey Prep†	5.00%		7/1/2054	BB-		5,000	5,570,397

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
CA Muni Fin - Julian Chtr Sch†	5.625%	3/1/2045	B+		$11,500	$11,976,680
CA Muni Fin - William Jessup U	5.00%	8/1/2048	NR		8,075	9,035,436
Cap Trust Ed - Advantage Charter Scho	5.00%	12/15/2049	Baa3		1,360	1,503,792
Cap Trust Ed - Advantage Charter Scho	5.00%	12/15/2054	Baa3		705	776,692
Cap Trust Ed - Renaissance Charter†	5.00%	6/15/2039	NR		1,950	2,152,784
Cap Trust Ed - Renaissance Charter†	5.00%	6/15/2049	NR		9,815	10,720,572
Chicago Brd Ed	5.00%	12/1/2044	BB		4,860	5,881,158
Clifton Higher Ed - Intl Ldrshp Sch	5.75%	8/15/2045	NR		6,500	7,509,261
Columbus-Franklin Co - Ohio Dominican U	6.50%	3/1/2048	NR		5,100	5,536,135
Columbus-Franklin Co - Ohio Dominican U	6.50%	3/1/2053	NR		2,500	2,709,368
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		1,250	1,252,742
Dutchess Co LDC - Bard College†	5.00%	7/1/2045	BB+		4,000	4,950,195
Dutchess Co LDC - Bard College†	5.00%	7/1/2051	BB+		9,000	11,088,139
Farmville IDA - Longwood Univ Hsg	5.00%	1/1/2059	BBB-		6,000	7,353,580
FL HI Ed - Jacksonville Univ†	5.00%	6/1/2048	NR		6,400	7,602,095
FL HI Ed - Jacksonville Univ†	5.00%	6/1/2053	NR		6,500	7,697,888
Frederick Co Ed - Mount St Mary’s Univ†	5.00%	9/1/2037	BB+		1,500	1,701,018
Frederick Co Ed - Mount St Mary’s Univ†	5.00%	9/1/2045	BB+		12,645	14,118,376
IL Fin Auth - IL Inst of Tech	4.00%	9/1/2041	Baa3		5,490	6,268,708
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2038	Baa3		4,885	6,117,188
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2040	Baa3		1,750	2,179,378
Lincoln Co - Augustana College	4.00%	8/1/2056	BBB-		2,165	2,420,564
Lincoln Co - Augustana College	4.00%	8/1/2061	BBB-		2,080	2,306,108
MA DFA - Lasell Clg	4.00%	7/1/2040	BB+		3,005	3,532,250
MA DFA - Lasell Clg	4.00%	7/1/2045	BB+		1,655	1,911,395
MA DFA - Lasell Clg	4.00%	7/1/2050	BB+		1,750	2,004,256
MA Ed Fin Auth AMT(e)	3.00%	7/1/2051	BBB		2,000	2,013,128
Maricopa Co IDA - Ottawa Univ†	5.25%	10/1/2040	NR		3,000	3,314,399
Maricopa Co IDA - Ottawa Univ†	5.50%	10/1/2051	NR		6,915	7,636,759
Marietta Dev Auth - Life Univ†	5.00%	11/1/2037	Ba3		9,000	10,168,868
Marietta Dev Auth - Life Univ†	5.00%	11/1/2047	Ba3		8,000	8,891,588
MD Hlth & HI Ed - Stevenson Univ	4.00%	6/1/2046	BBB-		750	856,874
MD Hlth & HI Ed - Stevenson Univ	4.00%	6/1/2055	BBB-		1,000	1,134,994
Nashville Hlth & Ed - Lipscomb U	4.00%	10/1/2049	BBB		1,000	1,122,670
Nashville Hlth & Ed - Lipscomb U	5.25%	10/1/2058	BBB		12,150	14,830,962
NV Dept of Bus & Ind - Somerset†	5.00%	12/15/2048	BB		1,500	1,655,077
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(d)	2,955	3,283,185
NYC IDA - Yankee Stadium (AGM)	4.00%	3/1/2045	AA		2,400	2,811,784

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
OK DFA - Oklahoma City Univ	5.00%	8/1/2049	BBB-	$6,000	$7,093,923
Oneida Co - Hamilton Clg	5.00%	7/1/2051	Aa2	7,105	11,251,150	(c)
OR Facs Auth - Willamette Univ	4.00%	10/1/2051	BBB	2,500	2,922,110
PA Higher Ed - Assistance Agny AMT	2.625%	6/1/2042	A1	1,790	1,799,675
PA Higher Ed Assistance Agncy AMT	3.125%	6/1/2048	A3	1,000	1,013,876
Phoenix IDA - Basis Schs†	5.00%	7/1/2045	BB	2,500	2,764,435
Phoenix IDA - Basis Schs†	5.00%	7/1/2047	BB	1,325	1,521,143
Phoenix IDA - Basis Schs†	5.00%	7/1/2051	BB	3,080	3,528,519
Tuscarawas Co Eco Dev - Ashland Univ	6.00%	3/1/2045	NR	5,000	5,478,328
Univ of Illinois (AGM)	4.00%	4/1/2037	AA	5,745	6,664,399
WI PFA - MN Clg of Osteopatic Med†(b)	5.50%	12/1/2048	NR	82	41,082	(c)
WI PFA - Wingate Univ	5.25%	10/1/2043	BBB	2,000	2,343,622
WI PFA - Wingate Univ	5.25%	10/1/2048	BBB	6,000	7,001,375
Total					266,009,710

Energy 0.15%
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2034	A2	5,000	6,831,550

Financial Services 0.59%
Berks Co IDA - Tower Hlth	5.00%	11/1/2047	BB-	5,650	6,081,190
Berks Co IDA - Tower Hlth	5.00%	11/1/2050	BB-	13,130	14,101,856
MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB	5,915	6,308,051
Total					26,491,097

General Obligation 10.22%
Academical Village CCD	3.625%	5/1/2040	NR	2,320	2,450,587
Academical Village CCD	4.00%	5/1/2051	NR	6,000	6,369,745
American Samoa GO†	5.00%	9/1/2038	Ba3	3,000	3,697,710
American Samoa GO	6.625%	9/1/2035	Ba3	2,100	2,473,531
American Samoa GO†	7.125%	9/1/2038	Ba3	6,520	8,533,032
Arlington ISD - Brooks Academies	5.00%	6/15/2041	NR	3,000	3,202,851
Arlington ISD - Brooks Academies	5.00%	6/15/2051	NR	3,500	3,704,125
Bellwood GO	5.875%	12/1/2027	A	3,000	3,241,142
Bellwood GO	6.15%	12/1/2032	A	2,770	3,002,165
Chicago Brd Ed	5.00%	12/1/2029	BB	5,000	6,346,578
Chicago Brd Ed	5.00%	12/1/2030	BB	5,170	6,560,826
Chicago Brd Ed	5.00%	12/1/2031	BB	2,500	3,163,090
Chicago Brd Ed	5.00%	12/1/2032	BB	2,000	2,524,324
Chicago Brd Ed	5.00%	12/1/2033	BB	1,500	1,888,512

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
Chicago Brd Ed	5.00%	12/1/2033	BB		$9,830	$12,818,946
Chicago Brd Ed	5.00%	12/1/2034	BB		3,000	3,903,311
Chicago Brd Ed	5.00%	12/1/2036	BB		1,865	2,414,916
Chicago Brd Ed	5.00%	12/1/2037	BB		9,100	11,753,236
Chicago Brd Ed	5.00%	12/1/2039	BB		5,575	7,168,951
Chicago Brd Ed	5.00%	12/1/2042	BB		11,605	12,206,173
Chicago Brd Ed	5.25%	12/1/2035	BB		7,215	8,169,625
Chicago Brd Ed	5.25%	12/1/2039	BB		13,410	15,124,589
Chicago Brd Ed	5.25%	12/1/2041	BB		16,315	16,622,520
Chicago Brd Ed	6.50%	12/1/2046	BB		5,000	6,282,589
Chicago Brd Ed†	6.75%	12/1/2030	BB		2,000	2,695,143
Chicago Brd Ed	7.00%	12/1/2044	BB		2,180	2,692,385
Chicago Brd Ed†	7.00%	12/1/2046	BB		6,560	8,728,683
Chicago GO	5.25%	1/1/2028	BBB+		2,630	2,906,632
Chicago GO	5.25%	1/1/2032	BBB+		3,085	3,381,135
Chicago GO	5.50%	1/1/2033	BBB+		3,305	3,798,961
Chicago GO	5.50%	1/1/2037	BBB+		1,000	1,141,983
Chicago GO	5.50%	1/1/2049	BBB+		7,695	9,732,647
Chicago GO	6.00%	1/1/2038	BBB+		17,835	22,410,184
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A		5,000	5,964,592
Coralville GO	4.00%	5/1/2041	A-	(d)	5,000	5,612,840
Coralville GO	4.45%	5/1/2037	BB+		5,000	5,040,906
Coralville GO	4.50%	6/1/2032	BB+		4,250	4,394,475
Eaton Area Pk & Rec Dist	5.25%	12/1/2034	NR		1,250	1,339,449
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR		710	762,259
Green Valley Ranch GO	5.875%	12/1/2050	NR		5,750	6,404,699
IL State GO	3.50%	6/1/2029	Baa2		4,520	4,973,708
IL State GO	4.00%	1/1/2026	Baa2		2,790	2,839,700
IL State GO	4.00%	10/1/2034	Baa2		10,000	11,843,267
IL State GO	4.00%	6/1/2037	Baa2		7,040	7,765,623
IL State GO	4.00%	10/1/2037	Baa2		2,500	2,934,280
IL State GO	4.00%	3/1/2038	Baa2		1,125	1,329,599
IL State GO	4.00%	3/1/2040	Baa2		2,200	2,588,958
IL State GO	4.00%	3/1/2041	Baa2		1,300	1,524,558
IL State GO	4.00%	10/1/2041	Baa2		5,845	6,815,023
IL State GO	4.00%	11/1/2041	Baa2		2,730	3,141,825
IL State GO	4.00%	11/1/2044	Baa2		2,990	3,420,086
IL State GO	4.25%	10/1/2045	Baa2		15,500	18,376,957

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
IL State GO	4.50%		11/1/2039	Baa2	$1,230	$1,396,784
IL State GO	5.00%		3/1/2037	Baa2	3,750	4,806,621
IL State GO	5.00%		3/1/2046	Baa2	8,750	11,003,513
IL State GO	5.50%		5/1/2030	Baa2	2,545	3,389,711
IL State GO	5.50%		5/1/2039	Baa2	8,280	10,732,360
IL State GO	5.75%		5/1/2045	Baa2	1,000	1,298,634
International Center Met Dist	5.875%		12/1/2046	NR	6,500	7,067,622
ME Fin Auth - Casella Waste AMT†	4.375%	#(a)	8/1/2035	B	1,250	1,405,979
MI Strategic Fund - I-75 AMT (AGM)	4.25%		12/31/2038	AA	2,000	2,373,582
New Haven GO	5.50%		8/1/2033	BBB+	1,000	1,254,469
New Haven GO	5.50%		8/1/2035	BBB+	660	826,632
New Haven GO	5.50%		8/1/2037	BBB+	1,280	1,599,567
NJ Trans Trust Fund	Zero Coupon		12/15/2029	Baa1	18,840	16,141,221
NYC GO	4.00%		3/1/2050	AA	5,000	5,853,401
PR Comwlth GO(b)	4.00%		7/1/2020	NR	1,175	1,001,688	(c)
PR Comwlth GO(b)	5.00%		7/1/2020	NR	11,695	10,174,650	(c)
PR Comwlth GO(b)	5.50%		7/1/2032	Ca	4,770	4,352,625
PR Comwlth GO(b)	8.00%		7/1/2035	Ca	38,470	31,930,100
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca	1,295	1,297,102
Scranton GO†	5.00%		9/1/2028	BB+	500	574,922
Scranton GO†	5.00%		9/1/2029	BB+	1,000	1,142,795
Scranton GO	5.00%		11/15/2032	BB+	5,830	6,208,481
WI PFA - American Dream†	7.00%		12/1/2050	NR	24,050	28,154,414
Total						462,170,504

Health Care 16.27%
Antelope Valley Hlth	5.00%		3/1/2041	Ba3	4,000	4,323,614
Antelope Valley Hlth	5.00%		3/1/2046	Ba3	3,300	3,534,937
Antelope Valley Hlth	5.25%		3/1/2036	Ba3	1,000	1,109,543
Appalachian Regl Hlth	4.00%		7/1/2051	BBB	1,675	1,931,012
Appalachian Regl Hlth	4.00%		7/1/2056	BBB	1,125	1,287,615
Atlanta Dev Auth - Georgia Proton	6.00%		1/1/2023	NR	2,000	1,414,810	(c)
Atlanta Dev Auth - Georgia Proton	6.75%		1/1/2035	NR	1,500	1,054,323
Atlanta Dev Auth - Georgia Proton	7.00%		1/1/2040	NR	8,000	5,623,734
Berks Co IDA - Tower Hlth	4.00%		11/1/2047	BB-	14,180	14,068,578
Berks Co IDA - Tower Hlth	4.00%		11/1/2050	BB-	6,000	5,880,001
Berks Co IDA - Tower Hlth	5.00%	#(a)	2/1/2040	BB-	4,005	4,348,130
Blaine Sr Hsg & Hlthcare - Crest View	6.125%		7/1/2050	NR	5,000	4,864,637

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Bucks Co IDA - Grand View Hosp	4.00%	7/1/2046	BB+		$5,590	$6,270,946
Bucks Co IDA - Grand View Hosp	4.00%	7/1/2051	BB+		10,250	11,432,313
Bucks Co IDA - Grand View Hosp	5.00%	7/1/2054	BB+		5,500	6,684,002
CA Fin Auth - Standord Hlth	4.00%	8/15/2050	AA-		4,000	4,808,587
CA Hlth - Kaiser Permanente	5.00%	11/1/2047	AA-		5,000	7,656,957
CA Hlth - Stanford Univ	5.00%	4/1/2051	AAA		4,350	7,067,519
CA Muni Fin - Cmnty Hlth Ctr†	5.00%	12/1/2046	NR		1,490	1,715,909
CA Stwde - Daughters of Charity	5.50%	7/1/2039	NR		1,769	1,680,377
CA Stwde - Daughters of Charity	5.75%	7/1/2024	NR		433	411,457
CA Stwde - Daughters of Charity	5.75%	7/1/2035	NR		866	822,913
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,708,883
CA Stwde - Loma Linda Univ Med Ctr†	5.00%	12/1/2041	BB-		3,425	3,872,438
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2044	BB-		8,805	9,988,866
CA Stwde - Loma Linda Univ Med Ctr†	5.25%	12/1/2056	BB-		11,560	13,056,969
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		13,205	15,000,071
CA Stwde - Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		17,750	21,127,218
Cape Girardeau IDA - SoutheastHEALTH	4.00%	3/1/2041	BBB-		1,300	1,508,634
Cape Girardeau IDA - SoutheastHEALTH	4.00%	3/1/2046	BBB-		1,000	1,148,599
Chester Co Hlth & Ed - Immaculata Univ	5.00%	11/1/2037	BB-	(d)	4,000	3,869,655
Chester Co Hlth & Ed - Immaculata Univ	5.00%	11/1/2046	BB-	(d)	7,100	6,517,532
Clackamas Co Hosp - Rose Villa	5.375%	11/15/2055	NR		1,500	1,669,848
CO Hlth - Jefferson Met Ctr #1	5.75%	12/15/2050	NR		9,915	10,716,015
Crawford Hsp Auth - Meadville Med	6.00%	6/1/2046	NR		2,225	2,423,940
Crawford Hsp Auth - Meadville Med	6.00%	6/1/2051	NR		2,600	2,825,295
Cuyahoga Co Hsp - Metrohealth	5.00%	2/15/2057	BBB-		5,750	6,633,589
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	BBB-		8,175	9,713,695
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	BBB-		4,900	5,810,802
Decatur Hsp - Wise Hlth	5.25%	9/1/2044	BBB-		5,720	6,384,614
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	4,018,807
Duluth Econ Dev Auth - Essentia Health	5.25%	2/15/2058	A-		18,000	21,899,576
Floyd Co Dev Auth - Spires Berry College	6.50%	12/1/2053	NR		8,500	8,566,416
Franklin Hlth - Provision Proton†(b)	7.50%	6/1/2047	NR		7,635	2,290,500
Fruita CO Hlth - Canyons Hosp & Med Centr†	5.375%	1/1/2033	NR		3,400	3,800,775
Fruita CO Hlth - Canyons Hosp & Med Centr†	5.50%	1/1/2048	NR		11,000	12,001,027
Fulton Co - Canterbury Court†	5.00%	4/1/2047	NR		5,000	5,323,115
Fulton Co - Canterbury Court†	5.00%	4/1/2054	NR		5,000	5,282,196

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Fulton Co Med Ctr	5.00%		7/1/2046	NR		$4,450	$4,856,310
Fulton Co Med Ctr	5.00%		7/1/2051	NR		5,000	5,442,160
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%		8/15/2054	AA-		3,600	4,121,594
Glendale IDA - Beatitudes	5.00%		11/15/2036	NR		1,500	1,625,468
Glendale IDA - Beatitudes	5.00%		11/15/2040	NR		4,000	4,313,099
Glendale IDA - Beatitudes	5.00%		11/15/2045	NR		1,400	1,501,179
Glendale IDA - Beatitudes	5.00%		11/15/2053	NR		7,470	8,071,260
Guadalupe Co - Seguin City Hsp	5.00%		12/1/2040	BB		4,880	5,289,145
Guadalupe Co - Seguin City Hsp	5.00%		12/1/2045	BB		910	980,539
Harris Co Cultural Ed - Brazos	5.125%		1/1/2048	BBB-	(d)	1,655	1,727,100
Harris Co Cultural Ed - Brazos	7.00%		1/1/2043	BBB-	(d)	3,000	3,297,177
Hillsborough Co IDA - Tampa General	4.00%		8/1/2050	Baa1		2,000	2,353,283
Hillsborough Co IDA - Tampa General	4.00%		8/1/2055	Baa1		6,415	7,517,942
Holmes Co Hsp - Doctors Mem Hsp	5.75%		11/1/2026	NR		3,760	3,753,191
Holmes Co Hsp - Doctors Mem Hsp	6.00%		11/1/2038	NR		7,115	7,116,843	(c)
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2044	NR		2,955	2,988,597
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2046	NR		7,000	7,065,575
IA Fin Auth - Iowa Fertilizer Co	5.25%	#(a)	12/1/2050	BB-		12,720	14,030,506
IL Fin Auth - Univ of Illinois Hlth	4.00%		10/1/2040	BBB+		1,035	1,202,386
IL Fin Auth - Univ of Illinois Hlth	4.00%		10/1/2055	BBB+		2,780	3,164,812
King Co Pub Hsp - Snoqualmie Vly Hsp	6.25%		12/1/2045	NR		4,000	4,445,019
Kirkwood IDA - Aberdeen Hts	5.25%		5/15/2042	BB	(d)	1,750	1,987,617
Kirkwood IDA - Aberdeen Hts	5.25%		5/15/2050	BB	(d)	5,250	5,893,212
KY EDFA - Masonic Homes	5.375%		11/15/2032	NR		3,000	3,056,698
LA Env Facs - St James Place	6.25%		11/15/2045	NR		6,100	6,703,871
Licking Co Hlth - Kendal Granville	6.00%		7/1/2050	NR		6,000	4,420,180
Lucas Co Hsp - ProMedica Hlth	5.25%		11/15/2048	BBB		8,650	10,046,760
MA DFA - Atrius Hlth	4.00%		6/1/2049	BBB		5,885	6,675,884
Magnolia West CDD	5.35%		5/1/2037	NR		235	236,986
MD Hlth & HI Ed - Doctors	5.00%		7/1/2038	Baa3		7,275	8,300,998
Montgomery Co IDA - Einstein Hlthcare	5.25%		1/15/2045	Ba1		10,000	11,313,903
Moon IDC - Baptist Homes	6.00%		7/1/2045	NR		9,250	9,962,551
Muskingum Co Hsp - Genesis Hlthcare	5.00%		2/15/2033	BB+		2,765	2,884,050
Muskingum Co Hsp - Genesis Hlthcare	5.00%		2/15/2044	BB+		10,690	11,094,516
Muskingum Co Hsp - Genesis Hlthcare	5.00%		2/15/2048	BB+		7,000	7,257,921
New Hope Ed Facs – Westminster(e)	4.00%		11/1/2049	NR		1,600	1,818,965
New Hope Ed Facs - Westminster(e)	4.00%		11/1/2055	NR		1,500	1,694,792
NH Hlth & Ed - Dartmouth Hitchcock	5.00%		8/1/2059	A		8,075	13,050,158

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
NJ EDA - Bancroft Neuro	5.00%	6/1/2036	NR		$1,500	$1,693,086
NM Hsp - Gerald Champion	5.50%	7/1/2042	A-		5,625	5,859,503
Norfolk Redev & Hsg - Harbor’s Edge	5.25%	1/1/2054	NR		3,300	3,540,565
NYC IDA - Yankee Stadium	3.00%	3/1/2049	Baa1		13,285	13,688,799
Oconee Co IDA - Presby Village	6.25%	12/1/2048	NR		2,000	2,043,826
Oconee Co IDA - Presby Village	6.375%	12/1/2053	NR		3,000	3,060,946
OK DFA - OU Med	5.50%	8/15/2052	Baa3		6,450	7,976,040
OK DFA - OU Med	5.50%	8/15/2057	Baa3		6,130	7,561,970
Oroville - Oroville Hsp	5.25%	4/1/2039	BB		2,060	2,404,938
Oroville - Oroville Hsp	5.25%	4/1/2049	BB		9,985	11,368,606
Oroville - Oroville Hsp	5.25%	4/1/2054	BB		16,190	18,311,486
PA Hosp Auth - Doylestown	4.00%	7/1/2045	BBB-		4,375	4,825,852
PA Hosp Auth - Doylestown	5.00%	7/1/2049	BBB-		2,375	2,815,368
Palm Beach Co Hlth - Lifespace	5.00%	5/15/2053	BBB	(d)	7,125	8,347,926
Palomar Hlth	5.00%	11/1/2039	BBB		2,525	2,902,356
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	6,535,372
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2042	BBB-		9,375	9,792,133
Philadelphia IDA - Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,485	2,672,485
Philadelphia IDA - Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,415	3,680,214
RI Hlth & Ed - Care New England	5.00%	9/1/2036	B+		7,000	7,984,059
Salem Hsp Fac - Capital Manor	5.625%	5/15/2032	BBB	(d)	1,000	1,034,329
Salem Hsp Fac - Capital Manor	6.00%	5/15/2047	BBB	(d)	1,600	1,653,294
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	10,314,780
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2042	NR		3,815	4,234,234	(c)
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2046	NR		6,070	6,670,358	(c)
SE Port Auth - Memorial Hlth	5.50%	12/1/2043	BB-	(d)	5,025	5,473,938
SE Port Auth - Memorial Hlth	6.00%	12/1/2042	BB-	(d)	1,660	1,740,283
Shelby Co - Farms at Bailey Station	5.75%	10/1/2059	NR		10,000	10,682,022
Tulsa Co Industrial Auth - Montereau	5.25%	11/15/2045	BBB-	(d)	2,750	3,118,623
Upper San Juan Hlth Dist	6.00%	6/1/2041	NR		2,225	2,418,392
Upper San Juan Hlth Dist	6.125%	6/1/2046	NR		3,015	3,267,660
VA Small Bus Fing - NTL Senior Lvg	3.375%	1/1/2051	A	(d)	5,390	5,653,709
Vigo CO Hsp - Union Hsp	8.00%	9/1/2041	NR		2,955	2,992,434
WA HFC - Mirabella†	6.50%	10/1/2032	NR		1,960	2,111,948
WA HFC - Mirabella†	6.75%	10/1/2047	NR		3,000	3,239,379
WA HFC - Rockwood†	6.00%	1/1/2024	NR		685	737,609
Ward Co Hlth - Trinity Hlth	5.00%	6/1/2053	BBB-		8,750	9,989,255
WI Hlth & Ed - American Baptist	5.00%	8/1/2039	NR		1,625	1,733,416

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
WI Hlth & Ed - Sauk-Prarie Mem Hsp	5.375%	2/1/2048	Ba3		$4,000	$4,180,221
WI Hlth & Ed - St. Camillus	5.00%	11/1/2039	NR		1,000	1,089,549
WI Hlth & Ed - St. Camillus	5.00%	11/1/2046	NR		1,100	1,186,198
WI Hlth & Ed - St. Camillus	5.00%	11/1/2054	NR		5,000	5,351,009
WI PFA - Alabama Proton†	6.85%	10/1/2047	NR		3,000	3,098,241
WI PFA - Bancroft Neuro†	4.625%	6/1/2036	NR		4,330	4,761,319
WI PFA - Bancroft Neuro†	5.125%	6/1/2048	NR		6,900	7,665,019
WI PFA - Delray Beach Radiation†	6.85%	11/1/2046	NR		2,000	2,126,071
WI PFA - Las Ventanas	7.00%	10/1/2042	NR		6,895	6,991,495
WI PFA - Mary’s Woods†	5.25%	5/15/2052	BB	(d)	2,300	2,535,773
WI PFA - Rose Villa†	5.75%	11/15/2044	NR		2,035	2,218,454
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,530,232
Total						735,278,010

Housing 3.25%
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		700	756,243
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2046	NR		1,000	1,079,054
AZ IDA - NCCU Prop Student Hsg (BAM)	5.00%	6/1/2058	AA		2,500	3,022,539
CA CHA - The Arbors†	5.00%	8/1/2050	NR		4,400	5,148,236
CA Cmty Hsg - Annadel Apts†	5.00%	4/1/2049	NR		9,000	10,327,141
CA Cmty Hsg - Serenity at Larkspur†	5.00%	2/1/2050	NR		5,800	6,743,150
CA Cmty Hsg - Stoneridge Apt†	4.00%	2/1/2056	NR		4,000	4,425,640
CA Cmty Hsg - Verdant†	5.00%	8/1/2049	NR		7,700	8,911,252
CA HFA - MFH	4.25%	1/15/2035	BBB+		3,456	4,241,895
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	A-		550	604,705
CA Muni Fin - UC Davis Hsg (BAM)	3.00%	5/15/2051	AA		2,000	2,150,927
CA Muni Fin - UC Davis Hsg (BAM)	4.00%	5/15/2046	AA		750	898,736
CEDA - Provident Student Hsg	5.00%	8/1/2057	Baa3		1,885	2,315,513
CSCDA - Pasadena	3.00%	12/1/2056	NR		17,990	18,361,670
CSCDA - Pasadena†	4.00%	12/1/2056	NR		7,000	7,654,756
CSCDA Cmty Impt Auth - Jefferson-Anaheim†	3.125%	8/1/2056	NR		18,000	18,202,811
CSCDA Cmty Impt Auth - Parallel-Anaheim†	4.00%	8/1/2056	NR		6,500	7,223,007
LA Pub Facs Auth - Provident LSU	5.00%	7/1/2059	A3		2,915	3,601,895
MI HDA	3.60%	10/1/2060	AA		6,330	6,785,614
NYC Hsg - 8 Spruce St	3.50%	2/15/2048	BBB-		6,100	6,182,049
Roanoke Co EDA - Richfield Living	5.25%	9/1/2049	NR		15,000	15,147,629
Roanoke Co EDA - Richfield Living	5.375%	9/1/2054	NR		6,000	6,088,605
WA St HFC	3.50%	12/20/2035	BBB+		5,994	6,997,071
Total						146,870,138

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 3.72%
CA Pub Wks - Various Cap Proj	5.00%	4/1/2034	Aa3	$5,000	$5,171,439
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB+	2,320	2,519,491
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB+	8,000	8,683,268
MD Stadium Auth - Baltimore City	5.00%	5/1/2050	AA-	10,000	15,012,416
Met Pier & Expo Auth - Mccormick Place (AGM)	Zero Coupon	12/15/2056	AA	5,385	2,149,528
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	6/15/2037	BBB	8,650	5,840,456
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	5.50%	6/15/2029	BBB	3,000	3,586,009
MI St Bldg Auth(e)	3.00%	10/15/2051	NR	4,505	4,839,563
NJ EDA - Bldgs	5.00%	6/15/2047	Baa1	5,450	6,574,060
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB	1,175	1,316,353
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB	5,000	5,627,148
NJ EDA - Sch Facs	4.00%	6/15/2046	Baa1	3,750	4,375,101
NJ EDA - Sch Facs	4.00%	6/15/2050	Baa1	1,000	1,161,980
NJ EDA - Sch Facs	5.00%	6/15/2042	Baa1	2,000	2,395,338
NJ EDA - Sch Facs	5.00%	6/15/2043	Baa1	5,000	6,147,841
NJ EDA - Sch Facs	5.50%	6/15/2029	Baa1	3,575	4,436,061
NJ EDA - State House	5.00%	6/15/2043	Baa1	3,800	4,672,359
NJ Trans Trust Fund	Zero Coupon	12/15/2034	Baa1	13,420	9,935,969
NJ Trans Trust Fund	Zero Coupon	12/15/2038	Baa1	15,405	10,060,050
NJ Trans Trust Fund	4.00%	6/15/2035	Baa1	1,250	1,504,668
NJ Trans Trust Fund	4.00%	12/15/2039	Baa1	2,900	3,380,045
NJ Trans Trust Fund	4.00%	6/15/2050	Baa1	27,500	31,310,601
NJ Trans Trust Fund	5.00%	12/15/2035	Baa1	3,250	4,055,635
NJ Trans Trust Fund	5.00%	12/15/2039	Baa1	3,300	4,137,052
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2031	Baa1	3,690	3,028,213
PR Pub Fin Corp(b)	5.50%	8/1/2031	C	12,250	177,625
San Mateo Cnty Lease - Cordilleras	2.50%	6/15/2055	AA+	9,780	9,609,672
St Louis Fin Corp - Convention Center (AGM)	5.00%	10/1/2045	AA	2,500	3,138,305
St Louis Fin Corp - Convention Center (AGM)	5.00%	10/1/2049	AA	2,625	3,268,093
Total					168,114,339

Other Revenue 6.76%
Arlington HI Ed Fin Corp - Arlington Classics	5.00%	8/15/2045	BBB-	2,250	2,503,060
Arlington Hi Ed Fin Corp - Newman Intl Aca	5.00%	8/15/2051	NR	1,500	1,634,728
Arlington Hi Ed Fin Corp - Newman Intl Acad	5.00%	8/15/2041	NR	900	998,148
Arlington Hi Ed Fin Corp - Newman Intl Acad	5.50%	8/15/2046	NR	5,000	5,528,934

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
AZ IDA - American Charter Sch†	6.00%	7/1/2047	BB+	$2,460	$3,001,068
AZ IDA - Odyssey Prep†	5.50%	7/1/2052	BB-	750	816,053
Build NYC Res Corp - Hellenic Charter†	5.00%	12/1/2041	NR	1,200	1,400,569
Build NYC Res Corp - Hellenic Charter†	5.00%	12/1/2051	NR	1,450	1,668,850
Build NYC Res Corp - Hellenic Charter†	5.00%	12/1/2055	NR	1,000	1,142,926
CA Sch Fin Auth - Kipp LA	5.125%	7/1/2044	BBB	2,390	2,628,442
Cap Trust Agy - Edu Growth Chtr Sch†	5.00%	7/1/2056	NR	15,000	17,773,995
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2040	NR	3,640	4,027,211
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2050	NR	6,250	6,842,404
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2055	NR	5,690	6,215,403
Chester Co IDA - Collegium Charter Sch	5.125%	10/15/2037	BB	1,000	1,146,941
Chester Co IDA - Collegium Charter Sch	5.25%	10/15/2047	BB	2,500	2,837,842
Chester Co IDA - Collegium Charter Sch	5.375%	10/15/2042	BB	5,000	5,222,180
Cleveland Co Port Auth - Playhouse Sq	5.25%	12/1/2038	BB+	1,400	1,692,736
Cleveland Co Port Auth - Playhouse Sq	5.50%	12/1/2043	BB+	1,850	2,240,140
Cleveland Co Port Auth - Playhouse Sq	5.50%	12/1/2053	BB+	9,075	10,920,411
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	A-	1,000	1,094,390
Clifton Higher Ed - Intl Ldrshp Sch	6.125%	8/15/2048	NR	22,025	25,742,536
FL DFC - FL Charter Foundation†	5.00%	7/15/2046	NR	4,000	4,368,374
FL DFC - Mater Admy†	5.00%	6/15/2050	BBB	2,140	2,436,996
FL DFC - Mater Admy†	5.00%	6/15/2055	BBB	1,500	1,698,463
FL DFC - Palm Bay Admy†	Zero Coupon	5/15/2037	NR	940	9
FL DFC - Palm Bay Admy†	Zero Coupon	5/15/2037	NR	1,220	244,000
FL DFC - Palm Bay Admy†	6.375%	5/15/2037	NR	2,620	2,333,306	(c)
FL DFC - Renaissance Chtr Sch†	6.125%	6/15/2046	NR	5,000	5,668,578
FL DFC - Renaissance Chtr Sch 2020†	5.00%	9/15/2040	NR	1,050	1,187,675
FL DFC - Renaissance Chtr Sch 2020†	5.00%	9/15/2050	NR	2,200	2,457,809
Florence Twn IDA - Legacy Trad Sch	6.00%	7/1/2043	BB+	3,250	3,534,685
GA World Congress - Convention Ctr Hotel	4.00%	1/1/2054	BBB-	5,000	5,843,522
GA World Congress - Convention Ctr Hotel†	5.00%	1/1/2054	NR	9,500	11,410,251
Jefferson Parish Econ Dev Dist - Kenner†	5.50%	6/15/2038	NR	3,200	3,683,465
Jefferson Parish Econ Dev Dist - Kenner†	5.625%	6/15/2048	NR	4,350	4,956,310
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2046	A2	30,295	46,098,620
Main St Nat Gas - Macquarie	5.00%	5/15/2043	A3	1,900	2,310,001
Main St Nat Gas - Macquarie	5.00%	5/15/2049	A3	14,585	22,247,313
Maricopa Co IDA - Legacy Schools†	5.00%	7/1/2049	BB+	2,335	2,729,944
Maricopa Co IDA - Legacy Schools†	5.00%	7/1/2054	BB+	1,465	1,707,050
Maricopa Co IDA - Paradise Schools†	5.00%	7/1/2047	BB+	4,000	4,480,943

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
MD EDC - Chesapeake Bay Hyatt(b)	5.00%	12/1/2031	NR	$10,700	$6,420,000	(c)
MD EDC - Chesapeake Bay Hyatt(b)	5.25%	12/1/2031	NR	3,000	1,800,000
MI Fin Auth - Bradford Admy	4.30%	9/1/2030	NR	1,165	1,248,814	(c)
MI Fin Auth - Bradford Admy	4.80%	9/1/2040	NR	1,845	1,980,651	(c)
MI Fin Auth - Bradford Admy	5.00%	9/1/2050	NR	3,010	3,226,935	(c)
MI Pub Ed - Crescent Admy	7.00%	10/1/2036	NR	640	641,566
Middlesex Co Impt Auth - Heldrich Ctr	6.125%	1/1/2025	NR	2,790	55,800
Middlesex Co Impt Auth - Heldrich Ctr	6.25%	1/1/2037	NR	5,755	115,100
Phoenix IDA - Basis Schs†	5.00%	7/1/2046	BB	2,000	2,210,741
Pima Co IDA - Edkey Chtr Sch†	5.00%	7/1/2049	NR	6,000	6,592,529
Pima Co IDA - Edkey Chtr Sch†	5.00%	7/1/2055	NR	4,000	4,381,332
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030	D	1,425	1,012,332
UT Charter Sch - Freedom Academy†	5.00%	6/15/2041	NR	1,020	1,191,525
UT Charter Sch - Freedom Academy†	5.00%	6/15/2052	NR	1,300	1,493,305
UT Charter Sch - Freedom Academy†	5.375%	6/15/2048	NR	5,150	5,785,307
Washington St Convention Ctr Pub Facs	4.00%	7/1/2031	NR	5,500	6,441,519
Washington St Convention Ctr Pub Facs	4.00%	7/1/2058	Baa3	6,000	6,616,092
Washington St Convention Ctr Pub Facs	5.00%	7/1/2058	Baa3	15,065	17,951,196
Total					305,641,025

Special Tax 4.97%
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3	2,425	2,864,414
Allentown Neighborhood Impt†	5.375%	5/1/2042	NR	5,500	6,525,000
Allentown Neighborhood Impt - Wtrfrnt Proj†	6.00%	5/1/2042	NR	12,010	15,202,056
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.125%	7/1/2036	NR	1,030	1,079,326
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.25%	7/1/2044	NR	2,150	2,251,808
Arborwood CDD	6.90%	5/1/2025	NR	100	104,032	(c)
Arborwood CDD	6.90%	5/1/2036	NR	50	51,215	(c)
Arborwood CDD	6.90%	5/1/2036	NR	660	679,497	(c)
Berkeley Co - Nexton Imp Dist	4.25%	11/1/2040	NR	2,250	2,557,007
Berkeley Co - Nexton Imp Dist	4.375%	11/1/2049	NR	1,500	1,699,427
Brighton Crossing Met Dist #6	5.00%	12/1/2050	NR	2,340	2,590,528
Celebration Pointe CDD†	5.00%	5/1/2048	NR	3,400	3,681,633
CO Rocky Mtn Rail Park Met Dist†	5.00%	12/1/2041	NR	2,000	2,189,033
CO Rocky Mtn Rail Park Met Dist†	5.00%	12/1/2051	NR	6,500	7,055,291
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	4,766,403
Denver Intl Business Ctr Met Dist #1	6.00%	12/1/2048	NR	2,300	2,503,491
Frederick Co - Jefferson Technology Park†	4.625%	7/1/2043	NR	2,190	2,655,326
Frederick Co - Urbana CDA	4.00%	7/1/2050	NR	3,755	4,297,397

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
Grandview IDA - Grandview Crossing(b)	5.75%	12/1/2028	NR	$1,000	$170,000
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,718,466
Loretto Heights Comm Auth	4.875%	12/1/2051	NR	4,000	4,058,048
Miami World Ctr CDD	5.25%	11/1/2049	NR	4,500	5,217,391
MIDA Mount Village PID†	4.00%	8/1/2050	NR	6,500	6,856,078
MIDA Mount Village PID	4.25%	8/1/2035	NR	3,290	3,784,348
MIDA Mount Village PID	4.50%	8/1/2040	NR	1,250	1,431,350
MIDA Mount Village PID	5.00%	8/1/2050	NR	6,500	7,450,372
North Las Vegas Improv Dist - Vall	4.50%	6/1/2039	NR	490	556,773
North Las Vegas Improv Dist - Vall	4.625%	6/1/2043	NR	490	554,346
North Las Vegas Improv Dist - Vall	4.625%	6/1/2049	NR	750	842,532
North Range Met Dist	5.00%	12/1/2040	NR	2,000	2,230,975
North Range Met Dist	5.25%	12/1/2050	NR	5,000	5,579,944
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2037	NR	750	865,664
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	2,850	3,240,868
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	5,358,035
NYC IDA - Queens Stadium (AGM)	2.00%	1/1/2038	AA	4,675	4,573,873
NYC IDA - Yankee Stadium	4.00%	3/1/2045	Baa1	3,600	4,116,924
PA COP	4.00%	7/1/2046	A	3,175	3,594,246
Peninsula Town Center†	5.00%	9/1/2037	NR	875	966,610
Peninsula Town Center†	5.00%	9/1/2045	NR	2,250	2,478,753
Prairie Ctr Met Dist #3†	5.00%	12/15/2041	NR	3,475	3,815,914
Prince George Co Spl Ob†	5.00%	7/1/2046	NR	5,000	5,466,429
Prince George Co Spl Ob - Westphalia†	5.125%	7/1/2039	NR	1,100	1,238,416
Prince George Co Spl Ob - Westphalia†	5.25%	7/1/2048	NR	5,125	5,762,931
Reunion Met Dist	3.625%	12/1/2044	NR	2,000	1,999,932
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	2,925	3,083,287
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	6,905	7,278,666	(c)
Scranton RDA GTD	5.00%	11/15/2028	BB+	5,000	5,149,088
SF Spl Tax - Mission Rock Dist†	4.00%	9/1/2046	NR	2,475	2,837,944
SF Spl Tax - Mission Rock Dist†	4.00%	9/1/2051	NR	3,450	3,946,112
St Louis IDA - Ballpark Vlg	4.375%	11/15/2035	NR	3,500	3,568,776
St Louis IDA - Ballpark Vlg	4.75%	11/15/2047	NR	4,875	5,024,924
St. Charles - Noah’s Ark CID	3.00%	5/1/2030	NR	725	740,111
St. Charles - Noah’s Ark CID	3.125%	5/1/2035	NR	500	505,541
Stone Canyon CID(b)	5.70%	4/1/2022	NR	1,485	386,100
Tahoe Douglas Visitors Auth	5.00%	7/1/2045	NR	2,800	3,256,355
Tahoe Douglas Visitors Auth	5.00%	7/1/2051	NR	4,000	4,634,506

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
Tern Bay CDD	5.375%	5/1/2037	NR	$390	$390,556
Village CDD #10	6.00%	5/1/2044	NR	850	922,503
Village CDD #12†	4.25%	5/1/2043	NR	7,140	8,010,445
Village CDD #12†	4.375%	5/1/2050	NR	2,855	3,202,471
Village CDD #13	3.70%	5/1/2050	NR	5,960	6,419,499
Village Met Dist - Avon	5.00%	12/1/2040	NR	2,000	2,272,332
Village Met Dist - Avon	5.00%	12/1/2049	NR	4,085	4,613,480
West Villages Impr Dist - #7	4.75%	5/1/2039	NR	1,750	1,964,417
West Villages Impr Dist - #7	5.00%	5/1/2050	NR	3,090	3,495,284
Westerly Met Dist - Weld Co	Zero Coupon	12/1/2050	NR	1,000	843,535
Westerly Met Dist - Weld Co	5.00%	12/1/2040	NR	955	1,063,472
Westerly Met Dist - Weld Co	5.00%	12/1/2050	NR	2,250	2,479,190
Total					224,770,696

Tax Revenue 6.01%
American Samoa GO†	6.50%	9/1/2028	Ba3	2,750	3,399,190
City of Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2	260	264,863
City of Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2	750	782,390
Guam - Business Privilege Tax(e)	4.00%	1/1/2036	Ba1	1,750	2,035,436
Guam - Business Privilege Tax(e)	4.00%	1/1/2042	Ba1	2,500	2,854,901
Met Pier & Expo Auth - Mccormick Place	Zero Coupon	12/15/2054	BBB	21,595	8,470,503
Met Pier & Expo Auth - Mccormick Place	5.00%	6/15/2053	BBB	6,045	6,944,546
Met Pier & Expo Auth - Mccormick Place	5.50%	6/15/2053	BBB	9,150	10,708,460
Met Pier & Expo Auth - Mccormick Place (AGM)	Zero Coupon	12/15/2052	AA	5,250	2,353,481
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB	20,000	13,787,696
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	BBB	10,000	6,669,366
Monongalia Co - Econ Op Dev Dist†	4.125%	6/1/2043	NR	2,250	2,541,808
Monongalia Co - Econ Op Dev Dist†	4.875%	6/1/2043	NR	3,030	3,310,031
NY Dorm - PIT	3.00%	3/15/2042	Aa2	7,915	8,580,252
NY UDC - PIT	3.00%	3/15/2049	AA+	10,000	10,700,401
NY UDC - PIT	3.00%	3/15/2050	AA+	2,500	2,672,346

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
NY UDC - PIT	3.00%	3/15/2050	Aa2	$7,000	$7,507,694
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	1,066	931,067
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	5,283	3,973,719
PR Corp Sales Tax	4.329%	7/1/2040	NR	2,121	2,382,540
PR Corp Sales Tax	4.329%	7/1/2040	NR	15,812	17,761,771
PR Corp Sales Tax	4.536%	7/1/2053	NR	477	536,577
PR Corp Sales Tax	4.55%	7/1/2040	NR	1,337	1,521,697
PR Corp Sales Tax	4.75%	7/1/2053	NR	59,331	67,550,628
PR Corp Sales Tax	4.784%	7/1/2058	NR	2,514	2,869,416
PR Corp Sales Tax	5.00%	7/1/2058	NR	68,154	78,725,837
Reno - ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR	18,500	1,998,244
Total					271,834,860

Tobacco 9.98%
Buckeye Tobacco	Zero Coupon	6/1/2057	NR	76,000	12,452,235
Buckeye Tobacco	5.00%	6/1/2055	NR	86,715	101,371,188
CA Stwde - Tobacco Settlement	Zero Coupon	6/1/2046	NR	26,325	5,684,863
CA Stwde - Tobacco Settlement†	Zero Coupon	6/1/2055	NR	42,500	3,021,470
Erie Co Tobacco†	Zero Coupon	6/1/2060	NR	35,000	1,866,778
Golden St Tobacco	Zero Coupon	6/1/2047	CCC-	25,000	5,606,420
Golden St Tobacco	5.00%	6/1/2047	NR	20,435	21,127,056
Golden St Tobacco	5.00%	6/1/2047	NR	35,580	36,784,959
Golden St Tobacco	5.25%	6/1/2047	NR	14,840	15,390,015
Golden St Tobacco	5.30%	6/1/2037	B-	5,020	5,221,297
Inland Empire Tobacco†	Zero Coupon	6/1/2057	CCC	47,000	3,198,322
Los Angeles Co Tobacco	Zero Coupon	6/1/2055	NR	18,000	3,626,757
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+	2,015	2,387,605
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	250	311,413
Merced Co Tobacco	5.00%	6/1/2050	NR	1,455	1,744,900
MI Tob Settlement	Zero Coupon	6/1/2058	NR	225,900	11,462,979
MI Tob Settlement	4.00%	6/1/2049	BBB+	3,370	3,917,424
MI Tob Settlement	5.00%	6/1/2049	BBB-	4,125	5,039,383
Monroe Co Tobacco†	Zero Coupon	6/1/2061	NR	22,900	1,122,391
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	50,000	3,911,815
Nassau Co Tobacco	5.00%	6/1/2035	CCC+	3,170	3,219,414
Nassau Co Tobacco	5.25%	6/1/2026	CCC+	4,000	4,117,902
Nthrn AK Tobacco(e)	Zero Coupon	6/1/2066	NR	46,500	10,500,835
Nthrn AK Tobacco(e)	4.00%	6/1/2050	BBB+	1,625	1,927,173

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)
Nthrn AK Tobacco	5.00%	6/1/2032	B3		$5,025	$5,032,809
Nthrn AK Tobacco	5.00%	6/1/2046	B3		6,930	6,940,161
RI Tob Settlement	Zero Coupon	6/1/2052	CCC-		25,885	4,252,403
Rockland Tobacco†	Zero Coupon	8/15/2060	NR		41,035	2,199,029
Sacramento Co Tobacco	Zero Coupon	6/1/2060	NR		15,000	3,724,889
San Diego Co Tobacco	Zero Coupon	6/1/2054	NR		16,000	3,149,371
San Diego Co Tobacco	5.00%	6/1/2048	BBB-		2,495	3,082,833
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR		20,000	1,904,908
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC-		15,000	3,123,234
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR		1,125	1,127,229
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR		6,100	6,269,355
Tobacco Settlement Auth IA	Zero Coupon	6/1/2065	NR		98,540	18,168,835
Tobacco Settlement Auth IA	4.00%	6/1/2049	BBB+		2,000	2,330,685
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2046	NR		4,780	859,035
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2055	NR		21,000	2,115,849
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2055	NR		100,000	8,910,510
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+		17,125	20,365,464
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC-		9,500	2,175,655
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC-		110,695	25,998,259
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		17,575	17,691,002
TSASC	5.00%	6/1/2045	CCC+		7,170	7,953,915
TSASC	5.00%	6/1/2048	NR		35,210	38,858,256
Total						451,248,280

Transportation 11.24%
CA Muni Fin - LINXS AMT	4.00%	12/31/2047	BBB-	(d)	11,200	12,625,303
Central TX Mobility Auth	4.00%	1/1/2051	A-		3,375	3,957,098
Central TX Mobility Auth	5.00%	1/1/2046	A-		1,500	1,920,642
Chicago O’Hare Arpt	4.00%	1/1/2044	A		10,000	11,538,847
Chicago O’Hare Arpt AMT	5.00%	1/1/2048	A		5,000	6,121,974
Chicago Trans Auth	4.00%	12/1/2050	A+		3,500	4,057,830
Chicago Trans Auth	4.00%	12/1/2055	A+		4,000	4,564,328
Chicago Trans Auth	5.00%	12/1/2055	A+		1,750	2,158,145
CT Airport Auth - Bradley Arpt AMT	4.00%	7/1/2049	BBB		5,310	6,038,942
Denver City & Co Arpt AMT	5.50%	11/15/2025	A		3,410	3,817,459
Denver RTD - Eagle P3	3.00%	7/15/2037	Baa2		3,825	4,101,506
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	A		20,000	16,704,510
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-		4,500	3,491,501

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Foothill / Eastern Corridor Toll Rd	4.00%	1/15/2043	BBB+	$2,099	$2,469,775
Foothill / Eastern Corridor Toll Rd	4.00%	1/15/2046	A-	1,023	1,214,676
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	A-	5,000	5,730,489
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	A-	6,915	7,925,266
Hampton Rds Trans	4.00%	7/1/2060	AA	5,000	5,883,939
Houston Arpt - Continental Airlines AMT	4.75%	7/1/2024	Ba3	3,295	3,456,395
Houston Arpt - United Airlines AMT	5.00%	7/15/2028	B	3,500	4,265,194
Houston Arpt AMT	4.00%	7/1/2046	A1	4,500	5,308,321
Houston Arpt AMT	4.00%	7/1/2048	A1	2,500	2,943,969
MD EDC - Port Covington	4.00%	9/1/2040	NR	1,500	1,761,296
MD EDC - Port Covington	4.00%	9/1/2050	NR	9,000	10,398,445
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3	250	296,060
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2049	Baa3	750	883,008
Met Nashville Arpt AMT	4.00%	7/1/2054	A2	5,000	5,741,020
MI Strategic Fund - I-75 AMT (AGM)	4.50%	6/30/2048	AA	3,000	3,559,124
Miami Dade CO Aviation - MIA AMT	5.00%	10/1/2049	A-	5,000	6,219,144
MTA NY	4.00%	2/1/2022	NR	2,250	2,298,850
MTA NY	4.00%	11/15/2043	A3	15,000	17,733,502
MTA NY	4.00%	11/15/2045	A3	2,500	2,922,952
MTA NY	4.00%	11/15/2047	A3	7,000	8,166,066
MTA NY	4.00%	11/15/2049	A3	2,140	2,489,177
MTA NY	4.00%	11/15/2049	A3	8,500	9,944,456
MTA NY	4.00%	11/15/2052	A3	5,000	5,760,574
MTA NY	5.00%	5/15/2022	NR	5,260	5,478,549
MTA NY	5.00%	11/15/2048	A3	7,420	9,276,286
MTA NY	5.00%	11/15/2050	A3	8,155	10,179,184
MTA NY	5.25%	11/15/2044	A3	10,000	11,322,832
MTA NY	5.25%	11/15/2055	A3	14,210	18,163,283
NJ Trans Trust Fund	4.00%	6/15/2045	Baa1	3,350	3,912,100
NJ Trans Trust Fund	4.00%	6/15/2050	Baa1	7,690	8,935,628
NJ Trans Trust Fund	5.00%	6/15/2045	Baa1	5,000	6,307,413
NJ Trans Trust Fund	5.00%	6/15/2050	Baa1	2,750	3,451,946
North TX Twy Auth	4.25%	1/1/2049	A	5,525	6,390,226
NY Trans Dev Corp - Delta AMT	4.00%	1/1/2036	Baa3	9,305	10,696,467
NY Trans Dev Corp - Delta AMT	4.375%	10/1/2045	Baa3	19,365	23,317,557
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2024	Baa3	6,300	6,999,355
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2036	Baa3	1,195	1,458,099
NY Trans Dev Corp - Delta AMT	5.00%	10/1/2040	Baa3	16,000	20,452,822

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2039	Baa1		$1,500	$1,810,897
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2040	Baa1		3,455	4,160,497
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2041	Baa1		1,000	1,202,034
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2035	Baa1		1,000	1,313,220
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2037	Baa1		1,000	1,307,511
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		14,470	16,383,466
NYS Thruway - Service Area Proj AMT	4.00%	10/31/2046	BBB-	(d)	4,665	5,480,449
NYS Thruway - Service Area Proj AMT	4.00%	4/30/2053	BBB-	(d)	10,925	12,769,105
PA Tpk Commn	3.00%	12/1/2042	A		2,500	2,683,400
PA Tpk Commn	4.00%	12/1/2043	A		1,500	1,785,999
PA Tpk Commn	4.00%	12/1/2044	A		3,775	4,477,921
PA Tpk Commn	4.00%	12/1/2045	A		2,000	2,366,805
PA Tpk Commn	4.00%	12/1/2049	A3		3,500	4,070,639
PA Tpk Commn	5.00%	12/1/2044	A3		4,500	5,733,664
Philadelphia Arpt(e)	4.00%	7/1/2046	NR		1,400	1,649,772
Philadelphia Arpt(e)	5.00%	7/1/2051	NR		3,015	3,821,362
Port Auth NY & NJ	4.00%	7/15/2061	Aa3		4,975	5,872,069
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3		7,250	8,371,111
Port Auth NY & NJ AMT	4.00%	7/15/2060	Aa3		10,000	11,585,528
Port Auth NY & NJ AMT	4.00%	7/15/2061	Aa3		3,025	3,540,473
Port of Portland - Portland Arpt AMT	4.00%	7/1/2050	A+		10,000	11,561,110
PR Hwy & Trans Auth(b)	5.00%	7/1/2020	NR		6,035	3,198,550
PR Hwy & Trans Auth(b)	5.00%	7/1/2022	C		1,545	822,712
PR Hwy & Trans Auth(b)	5.00%	7/1/2028	C		1,015	162,400
Reno - ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR		52,000	9,014,268
Triborough Brdg & Tunl Auth	4.00%	11/15/2056	AA-		9,170	10,879,746
TX Surface Trans Corp - I-635	4.00%	6/30/2038	Baa2		1,050	1,249,163
TX Surface Trans Corp - I-635	4.00%	12/31/2038	Baa2		1,375	1,635,809
TX Surface Trans Corp - I-635	4.00%	6/30/2039	Baa2		1,335	1,582,988
TX Surface Trans Corp - I-635	4.00%	6/30/2040	Baa2		1,160	1,371,969
TX Surface Trans Corp - NTE 3C AMT	5.00%	6/30/2058	Baa3		12,940	15,972,034
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2036	Baa3		1,050	636,731
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2040	Baa3		1,100	534,460
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2048	Baa3		1,000	315,326
TX Trans Comm - Hwy 249	5.00%	8/1/2057	Baa3		2,375	2,786,731
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB-		1,230	1,297,847
Total						508,219,296

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities 6.76%
Burke Co Dev - Oglethorpe Power	4.125%	11/1/2045	BBB+		$6,085	$6,859,927
Burke Co Dev - Oglethorpe Power	4.125%	11/1/2045	BBB+		15,640	17,631,760
CA Poll Ctl - Poseidon Res†	5.00%	11/21/2045	Baa3		2,250	2,696,995
Campbell Co Solid Wste - Basin Elec	3.625%	7/15/2039	A		12,345	13,324,482
Central Plains - Goldman Sachs	5.00%	9/1/2042	BBB+		5,000	7,472,054
Charlotte Co IDA - Babcock Ranch AMT†	5.00%	10/1/2034	NR		1,000	1,124,452
Charlotte Co IDA - Babcock Ranch AMT†	5.00%	10/1/2049	NR		5,500	6,120,690
CO Public Auth - ML	6.50%	11/15/2038	A2		5,000	7,835,020
Compton Water	6.00%	8/1/2039	NR		3,710	3,723,850
FL DFC - Waste Pro AMT	3.00%	6/1/2032	NR		7,750	8,187,746
GA Muni Elec Auth - MEAG	4.00%	1/1/2049	BBB+		10,000	11,234,289
GA Muni Elec Auth - MEAG	5.00%	1/1/2048	BBB+		2,000	2,432,427
GA Muni Elec Auth - MEAG	5.00%	1/1/2059	BBB+		7,300	8,846,849
GA Muni Elec Auth - MEAG	5.00%	1/1/2063	A		2,400	2,943,973
Guam Waterworks Auth	5.00%	1/1/2050	A-		2,250	2,768,351
HI Dept Budget - Hawaiian Electric	3.20%	7/1/2039	Baa1		15,765	17,208,601
HI Dept Budget - Hawaiian Electric AMT	4.00%	3/1/2037	Baa1		4,475	4,970,369
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB		5,000	5,147,717
Jefferson Co Sewer	Zero Coupon	10/1/2046	BBB		5,445	5,607,062
Jefferson Co Sewer	6.00%	10/1/2042	BBB		7,175	8,346,647
Jefferson Co Sewer	6.50%	10/1/2053	BBB		26,800	31,466,041
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2028	AA		4,035	3,054,877
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA		5,070	5,661,480
Maricopa Co Poll Cntrl - El Paso Elec	3.60%	2/1/2040	Baa2		5,355	5,942,272
Maricopa Co Poll Cntrl - El Paso Elec	3.60%	4/1/2040	Baa2		3,115	3,456,616
PR Aqueduct & Swr Auth	4.25%	7/1/2025	Ca		4,400	4,604,516
PR Aqueduct & Swr Auth†	5.00%	7/1/2025	NR		10,000	11,458,073
PR Aqueduct & Swr Auth†	5.00%	7/1/2030	NR		16,665	20,898,367
PR Aqueduct & Swr Auth	5.00%	7/1/2033	Ca		5,570	5,878,534
PR Aqueduct & Swr Auth†	5.00%	7/1/2035	NR		15,000	18,392,370
PR Aqueduct & Swr Auth†	5.00%	7/1/2047	NR		20,000	23,980,200
PR Aqueduct & Swr Auth	5.125%	7/1/2037	Ca		3,720	3,931,584
PR Aqueduct & Swr Auth	6.00%	7/1/2047	Ca		3,315	3,537,930
PR Elec Pwr Auth(b)	5.00%	7/1/2042	D	(d)	4,975	4,838,187
PR Elec Pwr Auth(b)	5.05%	7/1/2042	D	(d)	3,425	3,330,812
PR Elec Pwr Auth(b)	5.25%	7/1/2024	D	(d)	7,000	6,825,000
PR Elec Pwr Auth(b)	5.50%	7/1/2038	D	(d)	1,530	1,495,575
Prichard Wtr & Swr	4.00%	11/1/2044	BBB+		1,980	2,202,542
Total						305,438,237
Total Municipal Bonds (cost $4,116,939,075)						4,468,228,037

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 0.69%

Variable Rate Demand Notes 0.69%

General Obligation 0.09%
NYC GO	0.01%	7/1/2021	12/1/2047	AA	$4,200	$4,200,000

Tax Revenue 0.08%
NYC TFA - Future Tax	0.01%	7/1/2021	5/1/2034	AAA	650	650,000
NYC TFA - Future Tax	0.01%	7/1/2021	11/1/2044	AAA	3,000	3,000,000
Total						3,650,000

Transportation 0.06%
Triborough Brdg & Tunl Auth	0.01%	7/1/2021	1/1/2032	Aa1	2,510	2,510,000

Utilities 0.46%
NYC Muni Water	0.01%	7/1/2021	6/15/2049	AA+	625	625,000
NYC Muni Water	0.02%	7/1/2021	6/15/2045	AA+	20,360	20,360,000
Total						20,985,000
Total Short-Term Investments (cost $31,345,000)						31,345,000
Total Investments in Securities 99.54% (cost $4,148,284,075)						4,499,573,037
Other Assets and Liabilities - Net 0.46%						20,709,989
Net Assets 100.00%						$4,520,283,026

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by - Financial Guaranty Insurance Company.
GTD	Guaranteed.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2021, the total value of Rule 144A securities was $983,751,222, which represents 21.76% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2021.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

(d)	This investment has been rated by Fitch IBCA.
(e)	Securities purchased on a when-issued basis.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$574,507,579	$14,802,716	$589,310,295
Education	–	254,717,478	11,292,232	266,009,710
General Obligation	–	450,994,166	11,176,338	462,170,504
Health Care	–	715,841,765	19,436,245	735,278,010
Other Revenue	–	290,431,319	15,209,706	305,641,025
Special Tax	–	216,657,286	8,113,410	224,770,696
Remaining Industries	–	1,885,047,797	–	1,885,047,797
Short-Term Investments
Variable Rate Demand Notes	–	31,345,000	–	31,345,000
Total	$–	$4,419,542,390	$80,030,647	$4,499,573,037

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2020	$60,200,221
Accrued Discounts (Premiums)	(36,246)
Realized Gain (Loss)	1,207
Change in Unrealized Appreciation (Depreciation)	5,967,460
Purchases	11,333,956
Sales	(106,208)
Transfers into Level 3	34,477,297
Transfers out of Level 3	(31,807,040)
Balance as of June 30, 2021	$80,030,647
Change in unrealized appreciation/depreciation for the period ended June 30, 2021, related to Level 3 investments held at June 30, 2021	$5,968,309

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.34%

Corporate-Backed 19.22%
AL IDA - Office Max Rmkt AMT	6.45%	#(a)	12/1/2023	B1	$675	$676,062
AL IDA - Office Max Rmkt AMT	6.45%	#(a)	12/1/2023	B1	1,425	1,427,243
Allegheny Co IDA - US Steel	4.875%		11/1/2024	B-	2,000	2,184,324
Allegheny Co IDA - US Steel	5.125%		5/1/2030	B-	7,430	8,992,802
Bucks Cnty IDA- Waste Mgmt AMT	2.75%	#(a)	12/1/2022	A-	1,000	1,035,984
CA Muni Fin - United Airlines AMT	4.00%		7/15/2029	B+	5,715	6,680,554
CA Muni Fin - Waste Mgmt AMT	0.70%	#(a)	12/1/2044	A-	2,500	2,523,429
CA Muni Fin - Waste Mgmt AMT	2.40%	#(a)	10/1/2044	A-	2,900	3,192,724
CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3	1,400	1,480,539
Downtown Doral CDD†	3.875%		12/15/2023	NR	155	159,798
Downtown Doral CDD†	4.25%		12/15/2028	NR	250	274,891
FL DFC - Waste Pro AMT†	5.00%		5/1/2029	NR	3,065	3,308,578
FL DFC - Waste Pro AMT†	5.00%	#(a)	8/1/2029	NR	2,170	2,254,656
Greater Orlando Aviation - Jet Blue AMT	5.00%		11/15/2026	NR	100	106,512
Gulf Coast TX - Waste Mgmt AMT	1.50%	#(a)	5/1/2028	A-	1,750	1,772,796
Hoover IDA - US Steel AMT	6.375%	#(a)	11/1/2050	B-	2,000	2,566,374
IA Fin Auth - Alcoa	4.75%		8/1/2042	BB+	2,520	2,600,264
IA Fin Auth - Iowa Fertilizer Co	3.125%		12/1/2022	BB-	1,125	1,148,562
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	BB-	9,535	10,443,800
IL Fin Auth - Navistar†	4.75%	#(a)	10/15/2040	B3	6,000	6,417,979
IN Fin Auth - OVEC	3.00%		11/1/2030	Ba1	500	539,493
IN Fin Auth - OVEC	3.00%		11/1/2030	Ba1	2,450	2,643,515
IN Fin Auth - US Steel	4.125%		12/1/2026	B-	3,250	3,558,922
Int Falls MN - Office Max	5.50%		4/1/2023	B1	1,280	1,282,013
LA Env Facs - Entergy	2.00%		6/1/2030	A	1,250	1,276,984
LA Env Facs - Westlake Chem	3.50%		11/1/2032	BBB	2,645	2,951,442
LA St John Parish - Marathon Oil	2.125%	#(a)	6/1/2037	BBB-	550	570,045
LA St John Parish - Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	5,835	6,108,507
LA St John Parish - Marathon Oil	2.375%	#(a)	6/1/2037	BBB-	425	448,515
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2022	Baa1	285	302,742
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2028	Baa1	400	424,366
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-	825	887,478
Matagorda Co Nav Dist - AEP TX Central (AMBAC)	4.40%		5/1/2030	A-	465	566,779
MI Strategic Fd - Waste Mgmt AMT	2.85%	#(a)	8/1/2027	A-	1,000	1,002,216

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-		$5,775	$6,110,689
MSR Energy Auth - Citi	6.125%		11/1/2029	BBB+		2,540	3,227,909
Nez Perce Co Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-		2,835	3,024,085
NH Bus Fin Auth- United Illuminating	2.80%	#(a)	10/1/2033	A-		1,000	1,044,731
NH Fin Auth - Casella Waste AMT†	2.95%	#(a)	4/1/2029	B		2,300	2,502,595
NH National Fin Auth - Covanta AMT†	4.00%		11/1/2027	B1		1,525	1,613,372
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1		4,100	4,330,652
NJ EDA - Continental Airlines AMT	5.125%		9/15/2023	Ba3		5,965	6,307,114
NJ EDA - Continental Airlines AMT	5.25%		9/15/2029	Ba3		1,750	1,850,760
NJ EDA - Goethals Brdg AMT	5.25%		1/1/2025	A2		565	636,691
NTL Fin Auth - Waste Mgmt AMT	2.15%	#(a)	7/1/2027	A-		3,160	3,314,637
NY Env Facs - Casella Waste AMT	2.75%	#(a)	9/1/2050	B		1,500	1,587,035
NY Env Facs - Casella Waste AMT†	2.875%	#(a)	12/1/2044	B		1,500	1,627,886
NY Env Facs - Casella Waste AMT†	3.125%	#(a)	12/1/2044	B		3,000	3,255,309
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR		5,125	5,795,095
NY Trans Dev Corp - American Airlines AMT	2.25%		8/1/2026	B	(b)	3,350	3,440,892
NY Trans Dev Corp - American Airlines AMT	3.00%		8/1/2031	B	(b)	500	531,325
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2021	B-		4,180	4,195,836
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2026	B-		1,000	1,003,642
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-		2,750	3,318,699
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-		2,190	2,813,513
NYC IDA - TRIPS AMT	5.00%		7/1/2022	BBB+		1,050	1,102,579
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB+		1,000	1,039,870
OH Air Dev Auth - AEP AMT	2.60%	#(a)	6/1/2041	BBB+		2,500	2,657,915
OH Air Dev Auth - OVEC	2.875%		2/1/2026	Ba1		700	741,748
OH Air Dev Auth - OVEC	3.25%		9/1/2029	Ba1		2,750	3,017,173
OH Air Quality - Pratt Paper AMT†	3.75%		1/15/2028	NR		375	419,914
OH St Wtr Dev Auth - US Steel	6.60%		5/1/2029	B-		200	203,297
PA EDA - Consol Energy AMT†	9.00%	#(a)	4/1/2051	CCC		2,375	2,958,700
Parish of St James - Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-		4,125	4,745,125
Parish of St James - Nustar Logistics†	6.10%	#(a)	6/1/2038	BB-		2,860	3,785,516
Phenix City - Meadwestvaco AMT	4.125%		5/15/2035	BBB		2,500	2,590,665

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)
Polk Co IDA - Mineral Development AMT†	5.875%		1/1/2033	NR		$2,375	$2,660,516
Port Beaumont Nav Dis - Jefferson Rail AMT†	3.625%		1/1/2035	NR		1,730	1,792,404
Port Seattle Dev Corp – Delta Airlines AMT	5.00%		4/1/2030	BB		3,500	3,739,882
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB		4,235	4,502,958
St Charles Parish - Valero Energy	4.00%	#(a)	12/1/2040	BBB		550	568,047
Tuscaloosa IDA - Hunt Refining†	4.50%		5/1/2032	NR		5,509	5,997,363
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR		190	203,509
Warren Co - Intl Paper	2.90%	#(a)	9/1/2032	BBB		750	790,689
Whiting Env Facs - BP AMT	5.00%	#(a)	11/1/2045	A2		1,170	1,246,372
WI PFA - American Dream†	5.00%		12/1/2027	NR		1,275	1,393,942
WI PFA - American Dream†	6.50%		12/1/2037	NR		2,000	2,312,123
WI PFA - Celanese AMT	4.30%		11/1/2030	BBB-		2,345	2,625,399
WI PFA - Celanese AMT	5.00%		1/1/2024	BBB-		1,500	1,648,004
WI PFA - Celanese AMT	5.00%		12/1/2025	BBB-		2,490	2,910,767	(c)
WI PFA - TRIPS AMT	5.00%		7/1/2022	BBB+		95	98,743
WI PFA - TRIPS AMT	5.00%		7/1/2042	BBB+		1,075	1,113,894
WI PFA- TRIPS AMT	5.00%		7/1/2022	BBB+		90	91,766
Total							200,302,235

Education 3.82%
AZ Edu Fac - Odyssey Prep†	4.00%		7/1/2029	BB-		500	545,898
AZ IDA - Academy of Math & Science Proj†	5.00%		7/1/2029	BB		750	880,659
CA Muni Fin - Julian Chtr Sch†	5.00%		3/1/2025	B+		570	589,255
CA Muni Fin Auth- William Jessup U	5.00%		8/1/2024	NR		835	913,133
CA Muni Fin Auth- William Jessup U	5.00%		8/1/2027	NR		100	115,729
Cap Trust Agy - Renaissance Chtr Sch†	4.00%		6/15/2029	NR		1,000	1,077,681
Cap Trust Ed Facs - Advantage Charter Scho	4.00%		12/15/2024	Baa3		380	403,070
Cap Trust Ed Facs - Advantage Charter Scho	5.00%		12/15/2029	Baa3		400	455,352
Chester Co Hlth & Ed - Immaculata Univ	4.25%		11/1/2032	BB-	(b)	1,600	1,476,784
Chester Co Hlth & Ed - Immaculata Univ	5.00%		11/1/2022	BB-	(b)	630	637,560
Chicago Brd Ed	5.00%		12/1/2022	BB		1,500	1,595,929	(c)
Clifton Higher Ed - Intl Ldrshp Sch	4.625%		8/15/2025	NR		95	103,112

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
CT Ed Facs - Univ of Hartford	5.00%		7/1/2029	BBB-		$925	$1,167,449
FL HI Ed - Jacksonville Univ†	4.50%		6/1/2033	NR		4,035	4,810,472
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%		9/1/2027	BB+		2,250	2,524,499
Gloucester Co Impt Auth - Rowan University	0.60%		3/1/2024	NR		600	600,259
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2023	Baa3		500	549,731
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2024	Baa3		500	570,197
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2025	Baa3		600	707,857
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2026	Baa3		750	912,423
MA DFA - Emerson Clg	5.00%		1/1/2024	BBB+		500	556,718
Maricopa Co IDA - Ottawa Univ†	5.00%		10/1/2026	NR		300	320,327
Maricopa Co IDA - Ottawa Univ†	5.125%		10/1/2030	NR		425	478,060
Marietta Dev Auth - Life Univ†	5.00%		11/1/2027	Ba3		2,000	2,250,950
Multnomah Co Hsp Facs - Mirabella	5.00%		10/1/2024	NR		165	175,430
NY Dorm - Pace Univ	4.00%		5/1/2022	BBB-		245	252,182
NY Dorm - Touro Clg	5.25%		1/1/2034	BBB-	(b)	100	111,106
NY Dorm - Yeshiva Univ	4.00%		11/1/2025	B2		175	176,037
NY Dorm - Yeshiva Univ	4.00%		11/1/2026	B2		165	165,906
NY Dorm - Yeshiva Univ	5.00%		11/1/2021	B2		685	692,283
NY Dorm - Yeshiva Univ	5.00%		9/1/2028	BBB-		595	596,151
NYC IDA - Yankee Stadium (FGIC)	5.05% (CPI Based	)#	3/1/2027	Baa1		2,450	2,580,749
OH Hgr Ed Facs - Dayton Univ (AMBAC)	2.471% (CPI Based	)#	12/1/2022	A+		2,365	2,426,495
PA Higher Ed - Assistance Agny AMT	5.00%		6/1/2027	A1		1,600	1,941,470
PA Higher Ed -Assistance Agny AMT	5.00%		6/1/2029	A1		1,070	1,343,117
Pima IDA - American Leadership Acad†	4.00%		6/15/2022	NR		480	489,561
VT Edu Loan Rev AMT	3.75%		6/15/2028	A		1,520	1,620,124
VT Edu Loan Rev AMT	4.00%		6/15/2029	A		1,770	1,895,720
VT Edu Loan Rev AMT	4.00%		6/15/2030	A		1,015	1,080,193
Total							39,789,628

Energy 0.70%
PEFA Gas - Goldman Sachs	5.00%	#(a)	9/1/2049	A3		6,065	7,295,237

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Financial Services 0.32%
MA Ed Fin Auth AMT	5.00%	7/1/2025	AA		$2,000	$2,337,071
NJ Higher Ed Assistance Auth AMT	3.35%	12/1/2029	Aaa		990	1,035,676
Total						3,372,747

General Obligation 13.51%
Academical Village CCD	3.25%	5/1/2031	NR		765	809,508
Academical Village CDD	2.875%	5/1/2025	NR		1,200	1,232,558
Arlington ISD - Brooks Academies	4.00%	6/15/2031	NR		3,360	3,502,518
Atlantic City GO (BAM)	5.00%	3/1/2022	AA		245	252,331
Chicago Brd Ed	Zero Coupon	12/1/2025	BB		1,000	945,115
Chicago Brd Ed	4.00%	12/1/2022	BB		1,175	1,233,605
Chicago Brd Ed	4.00%	12/1/2022	BB		1,290	1,354,340	(c)
Chicago Brd Ed	4.00%	12/1/2027	BB		2,250	2,666,581
Chicago Brd Ed	5.00%	12/1/2027	BB		1,250	1,558,871
Chicago Brd Ed	5.00%	12/1/2029	BB		1,025	1,332,015
Chicago Brd Ed	5.00%	12/1/2030	BB		3,780	4,678,078
Chicago Brd Ed	5.00%	12/1/2031	BB		3,975	5,216,469
Chicago Brd Ed	5.00%	12/1/2033	BB		1,500	1,956,096
Chicago Brd Ed	5.00%	12/1/2034	BB		6,325	7,948,463
Chicago Brd Ed†	6.75%	12/1/2030	BB		2,000	2,695,143
Chicago Brd Ed	7.00%	12/1/2026	BB		100	127,559
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA		1,000	1,234,316
Chicago Brd Ed (AGM)	5.00%	12/1/2029	AA		1,250	1,582,616
Chicago GO	4.00%	1/1/2022	BBB+		205	208,818
Chicago GO	5.00%	1/1/2024	BBB+		1,415	1,445,497
Chicago GO	5.00%	1/1/2024	BBB+		2,930	3,248,738
Chicago GO	5.00%	1/1/2027	BBB+		1,170	1,424,361
Chicago GO	5.25%	1/1/2022	BBB+		1,330	1,358,713
Chicago GO	5.25%	1/1/2028	BBB+		1,000	1,145,796
Chicago GO	5.50%	1/1/2030	BBB+		1,685	1,947,173
Chicago GO (NPFGC)(FGIC)	Zero Coupon	1/1/2031	BBB+		2,335	1,853,855
Cook Co GO	5.00%	11/15/2022	A+		335	357,103
Coralville GO	4.50%	6/1/2032	BB+		1,215	1,256,303
Coralville GO	5.00%	5/1/2030	A-	(b)	1,130	1,259,397	(c)
IL State GO	5.00%	7/1/2021	Baa2		835	835,000
IL State GO	5.00%	10/1/2024	Baa2		3,000	3,421,743
IL State GO	5.00%	11/1/2025	Baa2		2,000	2,356,534
IL State GO	5.00%	11/1/2026	Baa2		5,000	6,038,494

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
IL State GO	5.00%		12/1/2026	Baa2	$3,000	$3,629,944
IL State GO	5.00%		3/1/2028	Baa2	1,500	1,860,420
IL State GO	5.00%		11/1/2028	Baa2	2,635	3,229,151
IL State GO	5.00%		3/1/2029	Baa2	1,670	1,722,467
IL State GO	5.00%		11/1/2029	Baa2	2,000	2,442,151
IL State GO	5.375%		5/1/2023	Baa2	1,700	1,854,864
IL State GO	5.50%		5/1/2030	Baa2	13,680	18,220,529
New Haven GO	5.00%		8/1/2025	BBB+	580	671,901
NJ State GO	2.00%		6/1/2026	A3	6,040	6,388,585
NJ State GO	5.00%		6/1/2026	A3	5,000	6,050,208
NYC GO	5.00%		8/1/2034	AA	2,000	2,627,884
Philadelphia Sch Dist	5.00%		9/1/2025	A2	200	236,183
PR Comwlth GO(d)	4.00%		7/1/2021	Ca	920	787,750
PR Comwlth GO(d)	5.25%		7/1/2024	Ca	4,915	4,534,087
PR Comwlth GO(d)	5.50%		7/1/2017	NR	110	101,888
PR Comwlth GO(d)	5.50%		7/1/2019	NR	265	245,456
PR Comwlth GO(d)	5.75%		7/1/2028	Ca	5,000	4,425,000
PR Comwlth GO(d)	8.00%		7/1/2035	Ca	7,400	6,142,000
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca	490	490,795
PR Elec Pwr Auth (NPFGC)(FGIC)	5.25%		7/1/2023	Baa2	2,325	2,431,619
PR Pub Bldg Auth (NPFGC)(FGIC) GTD	6.00%		7/1/2023	Baa2	1,500	1,600,963
PR Pub Bldg Auth GTD(d)	5.50%		7/1/2023	Ca	55	55,550
PR Pub Bldg Auth GTD(d)	5.50%		7/1/2027	Ca	245	250,513
VT EDA - Casella Waste AMT†	4.625%	#(a)	4/1/2036	B	1,900	2,269,139
Total						140,752,754

Health Care 9.32%
Atlanta Dev Auth - Georgia Proton	6.00%		1/1/2023	NR	2,000	1,414,810	(c)
Berks Co IDA - Tower Hlth	5.00%		11/1/2023	BB-	2,945	3,115,258
Berks Co IDA - Tower Hlth	5.00%		2/1/2032	BB-	850	957,544
Berks Co IDA - Tower Hlth	5.00%	#(a)	2/1/2040	BB-	8,710	9,456,234
Blaine Sr Hsg & Hlthcare - Crest View	5.125%		7/1/2025	NR	80	79,700
Bucks Co IDA - Grand View Hosp	5.00%		7/1/2025	BB+	1,075	1,225,583
CA Stwde - Daughters of Charity	5.50%		7/1/2022	NR	35	32,979
CA Stwde - Daughters of Charity	5.75%		7/1/2024	NR	216	205,728
CA Stwde - Loma Linda Univ Med†	5.00%		12/1/2031	BB-	1,000	1,149,911
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2025	BB-	1,200	1,392,480
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2026	BB-	1,070	1,278,935

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2028	BB-		$885	$1,077,893
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2029	BB-		1,000	1,159,884
CA Stwde - Loma Linda Univ Med Ctr	5.25%		12/1/2029	BB-		2,500	2,859,051
City of Atlantic Beach Fl - Fleet Landing	3.00%		11/15/2023	BBB	(b)	1,000	1,001,624
City of Oroville- Oroville Hsp	5.00%		4/1/2026	BB		1,255	1,429,493
City of Oroville- Oroville Hsp	5.00%		4/1/2029	BB		900	1,073,649
CT Hlth & Ed - Griffin Hosp†	5.00%		7/1/2032	BB+		740	887,608
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2023	BBB-		1,500	1,602,813
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2028	BBB-		500	602,681
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2030	BBB-		1,900	2,264,321
Dev Auth of Floyd Cnty - Spires at Berry	5.50%		12/1/2028	NR		1,000	1,005,811
Franklin Co IDA - Menno-Haven	5.00%		12/1/2026	NR		500	574,105
Fruita CO Hlth - Canyons Hosp & Med Centr†	5.375%		1/1/2033	NR		2,000	2,235,750
Fulton Co - Canterbury Court†	3.00%		4/1/2024	NR		1,550	1,559,547
Fulton Co Med Ctr	4.00%		7/1/2028	NR		3,755	3,986,901
Glendale IDA - Beatitudes	4.00%		11/15/2027	NR		385	413,586
Glendale IDA - Beatitudes	5.00%		11/15/2023	NR		1,715	1,831,799
Guadalupe Co - Seguin City Hospital	4.00%		12/1/2026	BB		360	387,621
Guadalupe Co - Seguin City Hospital	5.00%		12/1/2022	BB		250	262,785
Guadalupe Co - Seguin City Hospital	5.00%		12/1/2023	BB		1,280	1,388,025
ID HFA - Madison Mem Hosp	5.00%		9/1/2023	BB+		1,795	1,934,411
ID HFA - Madison Mem Hosp	5.00%		9/1/2029	BB+		710	809,634
IL Fin Auth - Plymouth Place	5.00%		5/15/2025	BB+	(b)	100	110,878
IL Fin Auth - Three Crowns Park	3.25%		2/15/2022	NR		130	131,138
Jefferson Co - Samaritan Med Ctr	5.00%		11/1/2025	BBB-		1,305	1,532,128
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%		12/1/2025	NR		100	106,111
Kirkwood IDA - Aberdeen Hts	5.00%		5/15/2022	BB	(b)	800	825,213
Kirkwood IDA - Aberdeen Hts	5.25%		5/15/2028	BB	(b)	1,135	1,344,515
KY EDFA - CommonSpirit	5.00%		8/1/2030	BBB+		1,960	2,517,963
Lenexa KS Hlth Facs - Lakeview Village	5.00%		5/15/2024	BB+	(b)	1,895	2,079,441
MA Hlth & Edu Facs - Trinity Hlth	0.924% (3 Mo. LIBOR * .67 + .82%	)#	11/15/2032	AA-		1,640	1,657,408
Montgomery Co IDA - Einstein Hlthcare	5.00%		1/15/2022	Ba1		250	255,620
Montgomery Co IDA - Trinity Health	0.934% (3 Mo. LIBOR * .67 + .83%	)#	11/15/2034	AA-		950	959,485

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Muskingum Co Hsp - Genesis Hlthcare	4.00%	2/15/2023	BB+		$1,500	$1,564,083
New Hope Cultural - Wesleyan Homes	3.00%	1/1/2024	NR		230	230,771
New Hope Cultural - Wesleyan Homes	4.00%	1/1/2029	NR		470	486,949
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2021	BB+		225	225,000
NJ Hlth - St Peters Univ Hsp	5.75%	7/1/2037	BB+		810	812,688
Norfolk Redev & Hsg Auth - Harbor’s Edge	4.00%	1/1/2025	NR		1,650	1,650,611
NY Dorm - Mem Sloan Kettering	5.00%	7/1/2027	AA-		2,215	2,780,095
NY Dorm - Montefiore	5.00%	9/1/2028	BBB		470	592,905
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2022	BBB-		200	212,970	(c)
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2022	BBB-		500	532,425
Oconee CO IDA - Westminster Pres Vlg Proj	5.50%	12/1/2028	NR		2,000	2,000,928
OK DFA - OU Med	5.00%	8/15/2029	Baa3		475	590,053
OU MedOK DFA OK DFA - OU Med	5.00%	8/15/2024	Baa3		1,400	1,575,592
Palomar Health†	5.00%	11/1/2027	BBB		3,000	3,543,653
Palomar Health	5.00%	11/1/2031	BBB		750	873,298
Palomar Hlth	5.00%	11/1/2028	BBB		1,000	1,180,254
Palomar Hlth	5.00%	11/1/2036	BBB		1,500	1,733,680
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2023	BBB-		1,000	1,074,381
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2029	BBB-		4,255	5,023,509
Roanoke Co EDA - Richfield Living II	4.30%	9/1/2030	NR		770	757,931
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		875	902,543
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2031	BB		670	691,090
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2021	NR		670	679,039
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2022	NR		700	737,459
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2023	NR		740	805,464
SE Port Auth - Memorial Hlth	5.00%	12/1/2022	BB-	(b)	170	175,706
SE Port Auth - Memorial Hlth	5.00%	12/1/2023	BB-	(b)	100	108,489
SE Port Auth - Memorial Hlth	5.50%	12/1/2029	BB-	(b)	1,000	1,106,440
Tulsa Co Industrial Auth - Montereau	5.00%	11/15/2023	BBB-	(b)	230	251,999
Wesley Enhanced Living & Sub Organizations	5.00%	7/1/2031	BB	(b)	200	228,404
WI Hlth & Ed - American Baptist	3.50%	8/1/2022	NR		275	276,529
WI Hlth & Ed - American Baptist	4.375%	8/1/2027	NR		225	240,608
WI Hlth Fac Auth - St. Camillus	5.00%	11/1/2026	NR		355	393,597
WI Hlth Fac Auth - St. Camillus	5.00%	11/1/2027	NR		375	419,771
WI PFA - Bancroft Neuro†	5.00%	6/1/2026	NR		470	529,800
Total						97,166,768

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing 2.05%
CA HFA - MFH	4.00%		3/20/2033	NR	$831	$979,701
CA Muni Fin - UC Davis Hsg (BAM)	5.00%		5/15/2027	AA	400	494,833
CA Muni Fin - UC Davis Hsg (BAM)	5.00%		5/15/2028	AA	400	506,330
CA Muni Fin - UC Davis Hsg (BAM)	5.00%		5/15/2029	AA	350	451,896
CA Muni Fin - UC Davis Hsg (BAM)	5.00%		5/15/2030	AA	450	592,042
Ca Stwde - Lancer Student Hsg†	3.00%		6/1/2029	NR	750	803,866
Chicago GO	5.00%		1/1/2023	BBB+	2,000	2,131,788
Farmville IDA - Longwood Univ Hsg	5.00%		1/1/2031	BBB-	2,390	2,973,406
MN HFA	3.00%		1/1/2051	AA+	1,250	1,365,507
Montgomery Co Hsg	4.00%		7/1/2048	Aa2	560	609,647
NC State Hsg Fin Agy	4.00%		7/1/2047	AA+	565	614,240
NJ Hsg and Mtg Fin Auth	4.50%		10/1/2048	AA	1,050	1,180,777
NYC HDC	0.95%		5/1/2027	AA+	1,610	1,598,590
NYC HDC	1.00%		11/1/2027	AA+	1,000	991,821
NYC HDC	2.85%		11/1/2031	AA+	1,285	1,361,542
NYS HFA L-1	1.45%		5/1/2029	Aa2	1,560	1,564,690
NYS HFA L-2	1.25%		11/1/2028	Aa2	775	772,224
PA Hsg Fin Auth AMT	4.00%		4/1/2039	AA+	455	480,984
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2026	Baa3	890	1,054,988
Roanoke Co EDA - Richfield Living	4.75%		9/1/2029	NR	835	850,783
Total						21,379,655

Lease Obligations 5.18%
Aviation Station North Met Dist	4.00%		12/1/2029	NR	500	538,195
CA State GO	5.00%		12/1/2027	Aa2	3,000	3,802,522
Coralville COPs	4.00%		6/1/2031	BB	4,485	4,641,054
IL Sports Facs (BAM)	5.00%		6/15/2028	AA	1,100	1,368,249
IL Sports Facs (BAM)	5.00%		6/15/2029	AA	1,000	1,267,137
KY Ppty & Bldgs Commn - Proj #112	5.00%		11/1/2024	A1	1,000	1,149,266
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon		6/15/2028	BBB	1,345	1,194,191
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	5.50%		6/15/2029	BBB	1,945	2,324,929
NJ EDA - Sch Facs	1.28% (MUNIPSA * 1 + 1.25%	)#	9/1/2025	Baa1	2,280	2,315,350
NJ EDA - Sch Facs	1.58% (MUNIPSA * 1 + 1.55%	)#	9/1/2027	Baa1	530	538,261
NJ EDA - Sch Facs	5.00%		3/1/2023	Baa1	2,005	2,161,085
NJ EDA - Sch Facs	5.00%		6/15/2023	Baa1	3,455	3,774,690

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ EDA - Sch Facs	5.00%	6/15/2025	Baa1	$1,780	$2,084,891
NJ EDA - Sch Facs	5.00%	3/1/2030	Baa1	3,000	3,217,543
NJ EDA - Sch Facs	5.50%	9/1/2021	Baa1	310	311,082
NJ Trans Trust Fund	4.00%	12/15/2031	Baa1	3,950	4,686,687
NJ Trans Trust Fund	5.00%	12/15/2023	Baa1	1,000	1,114,309
NJ Trans Trust Fund	5.00%	12/15/2026	Baa1	3,510	4,290,007
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2031	Baa1	1,110	910,926
NYC Eductnl Const	5.00%	4/1/2027	AA-	3,865	4,780,869
PA COPS	5.00%	7/1/2024	A	300	338,886
San Diego Cap Grant - Mid-Coast Corridor	1.80%	11/15/2027	A-	3,525	3,706,258
Santa Barabra COPs AMT	5.00%	12/1/2027	AA	1,595	1,986,572
Santa Barbara COPs AMT	5.00%	12/1/2028	AA	1,125	1,430,029
Total					53,932,988

Other Revenue 6.64%
Arlington Hi Ed Fin Corp - Newman Intl Acad	4.00%	8/15/2031	NR	360	388,908
Arlington Hi Ed Fin Corp - Newman Intl Acad	4.375%	8/15/2026	NR	1,740	1,856,069
AZ IDA - Academy of Math & Science†	4.00%	7/1/2029	BB	400	445,403
AZ IDA - Basis Schools†	5.00%	7/1/2026	BB	500	556,460
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2027	Ba1	2,100	2,575,414
Build NYC Res Corp - Hellenic Charter†	4.00%	12/1/2031	NR	700	784,293
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2025	BBB-	150	173,312
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2026	BBB-	150	177,856
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2027	BBB-	160	194,035
Cap Trust Agy - Edu Growth Chtr Sch†	3.375%	7/1/2031	NR	7,040	7,591,975
Cap Trust Agy - Franklin Academy†	4.00%	12/15/2023	NR	370	392,837
Cap Trust Agy - Franklin Academy†	4.00%	12/15/2024	NR	385	416,591
Cap Trust Agy - Franklin Academy†	4.00%	12/15/2025	NR	300	329,874
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2026	NR	300	346,646
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2027	NR	660	758,500
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2028	NR	690	788,340
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2029	NR	730	828,795
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2035	NR	2,165	2,416,933
Chester Co IDA - Collegium Charter Sch	3.70%	10/15/2022	BB	680	691,855
Cleveland Co Port Auth - Playhouse Sq	5.00%	12/1/2028	BB+	1,550	1,777,607

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2026	NR	$1,600	$1,888,656
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2028	NR	3,040	3,554,742
FL DFC - FL Charter Foundation†	4.00%		7/15/2026	NR	560	585,061
FL DFC - Renaissance Chtr Sch†	5.00%		6/15/2025	NR	245	264,642
FL DFC - Renaissance Chtr Sch 2020†	4.00%		9/15/2030	NR	470	515,644
Florence Twn IDA - Legacy Trad Sch	5.00%		7/1/2023	BB+	90	93,426
GA World Congress - Convention Ctr Hotel†	3.625%		1/1/2031	NR	2,250	2,541,059
Houston Hi Ed - Cosmos Fndtn	4.00%		2/15/2022	BBB	135	137,783
Jefferson Parish Econ Dev Dist - Kenner†	4.80%		6/15/2029	NR	2,000	2,235,028
KY Public Energy Auth - Peak Energy	4.00%	#(a)	2/1/2050	A1	7,600	9,060,890
Lowndes Co Poll Ctl - Weyerhaeuser	6.80%		4/1/2022	BBB	3,320	3,470,902
Main St Nat Gas - Macquarie	5.00%		5/15/2026	A3	1,000	1,202,040
Main St Nat Gas - Ml	5.00%		3/15/2022	A2	1,050	1,084,319
Maricopa Co - Legacy Schools†	4.00%		7/1/2029	BB+	500	565,723
Maricopa Co IDA - Paradise Schools†	2.875%		7/1/2021	BB+	130	130,000
MD EDC - Chesapeake Bay Hyatt(d)	5.00%		12/1/2031	NR	1,500	900,000	(c)
New Brunswick Parking (BAM) GTD	5.00%		9/1/2028	AA	1,280	1,548,621
Phoenix IDA - GreatHearts Academy	2.95%		7/1/2026	BBB-	1,615	1,693,103
Pima Co IDA - Edkey Chtr Sch†	3.50%		7/1/2025	NR	1,000	1,040,892
Salt Verde Fin Corp - Citi	5.25%		12/1/2023	A3	235	260,667
UT Charter Sch - Freedom Academy†	3.25%		6/15/2031	NR	540	566,246
UT Charter Sch - Freedom Academy†	4.50%		6/15/2027	NR	2,800	3,035,798
Washington St Convention Ctr Pub Facs	4.00%		7/1/2031	NR	7,960	9,322,634
Total						69,189,579

Special Tax 4.73%
Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba3	555	574,038
Allentown Neighborhood Impt†	5.00%		5/1/2023	Ba3	130	139,619
Allentown Neighborhood Impt†	5.00%		5/1/2028	NR	1,630	1,971,899	(c)
Allentown Neighborhood Impt†	5.00%		5/1/2032	Ba3	2,000	2,362,403
Allentown Neighborhood Impt†	5.00%		5/1/2033	Ba3	1,750	2,105,879
Allentown Neighborhood Impt - Wtrfrnt Proj†	6.00%		5/1/2042	NR	980	1,240,468
Berkeley Co - Nexton Imp Dist	4.00%		11/1/2030	NR	425	488,827
Brighton Crossing Met Dist #6	5.00%		12/1/2035	NR	525	591,736
Celebration Pointe CDD†	4.00%		5/1/2022	NR	90	91,601
CO Rocky Mtn Rail Park Met Dist†	5.00%		12/1/2031	NR	1,500	1,677,180
MD Special Tax - Brunswick Crossing	3.00%		7/1/2024	NR	685	708,312

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
MD Special Tax - Brunswick Crossing	4.00%		7/1/2029	NR	$1,225	$1,449,976
MIDA Mount Village PID†	4.00%		8/1/2025	NR	1,000	1,083,342
MIDA Mount Village PID†	4.00%		8/1/2027	NR	1,385	1,525,054
MIDA Mount Village PID†	4.00%		8/1/2029	NR	1,000	1,107,264
MIDA Mount Village PID†	4.00%		8/1/2031	NR	1,000	1,112,430
North Las Vegas Special Improv Dist - Vall	3.50%		6/1/2023	NR	105	109,017
North Las Vegas Special Improv Dist - Vall	3.50%		6/1/2024	NR	120	126,807
North Las Vegas Special Improv Dist - Vall	3.75%		6/1/2025	NR	150	162,203
Nthrn Palm Bch Co Impt Dist	3.25%		8/1/2022	NR	395	399,925
Nthrn Palm Bch Co Impt Dist	5.00%		8/1/2037	NR	750	865,664
NYC IDA - Queens Stadium (AGM)	5.00%		1/1/2031	AA	1,250	1,671,923
NYC IDA - Yankee Stadium (AGM)	5.00%		3/1/2030	AA	1,350	1,751,605
NYC IDA - Yankee Stadium (FGIC)	5.03% (CPI Based	)#	3/1/2025	Baa1	1,585	1,658,497
NYC IDA - Yankee Stadium (FGIC)	5.04% (CPI Based	)#	3/1/2026	Baa1	1,200	1,261,736
Peninsula Town Center†	4.00%		9/1/2023	NR	205	208,598
Peninsula Town Center†	4.50%		9/1/2028	NR	680	736,807
River Islands PFA - CFD 2003	5.375%		9/1/2031	NR	1,000	1,062,492
Scranton RDA GTD	5.00%		11/15/2021	BB+	465	467,557
Scranton RDA GTD	5.00%		11/15/2028	BB+	255	262,603
SF Spl Tax - Mission Rock Dist†	4.00%		9/1/2026	NR	100	112,437
SF Spl Tax - Mission Rock Dist†	4.00%		9/1/2031	NR	625	731,045
Southlands Met Dist #1	3.00%		12/1/2022	Ba1	61	62,103
St Louis IDA - Ballpark Vlg	3.875%		11/15/2029	NR	1,170	1,193,316
St. Charles - Noah’s Ark CID	3.00%		5/1/2023	NR	300	306,559
St. Charles - Noah’s Ark CID	3.00%		5/1/2025	NR	450	465,328
St. Charles - Noah’s Ark CID	3.00%		5/1/2026	NR	275	285,153
Tahoe Douglas Visitors Auth	4.00%		7/1/2027	NR	650	729,575
Tahoe Douglas Visitors Auth	5.00%		7/1/2030	NR	2,755	3,352,584
Village CDD #12†	3.25%		5/1/2023	NR	325	334,611
Village CDD #13†	2.625%		5/1/2030	NR	1,500	1,582,648
Village CDD #13	3.55%		5/1/2039	NR	4,330	4,709,354
Village Met Dist - Avon	4.15%		12/1/2030	NR	3,785	4,227,668
West Villages Unit #7	4.00%		5/1/2024	NR	545	565,998

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
West Villages Unit #7	4.25%	5/1/2029	NR	$940	$1,034,378
Westerly Met Dist - Weld Co	4.125%	12/1/2031	NR	600	651,155
Total					49,319,374

Tax Revenue 2.95%
American Samoa GO†	6.50%	9/1/2028	Ba3	1,000	1,236,069
Casino Reinv Dev Auth	5.00%	11/1/2022	Baa2	350	367,486
City of Sacramento - TOT Revs	5.00%	6/1/2023	A2	525	567,888
City of Sacramento - TOT Revs	5.00%	6/1/2024	A2	425	476,445
City of Sacramento - TOT Revs	5.00%	6/1/2025	A2	495	572,755
City of Sacramento - TOT Revs	5.00%	6/1/2026	A2	500	593,818
City of Sacramento - TOT Revs	5.00%	6/1/2027	A2	1,535	1,868,464
City of Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2	105	106,964
City of Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2	1,300	1,356,142
DE Valley Regional Fin Auth	2.00%	10/1/2029	A+	1,875	1,978,024
Guam - Business Privilege Tax(e)	5.00%	1/1/2028	Ba1	250	304,975
Guam - Business Privilege Tax(e)	5.00%	1/1/2030	Ba1	750	945,164
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BBB	1,275	1,359,776
Met Pier & Expo Auth-Mccormick Place (NPFGC)(FGIC)	5.50%	12/15/2023	BBB	355	382,807
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	5,100	4,454,446
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	591	477,182
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	48	36,104
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	55	13,170
PR Corp Sales Tax	4.329%	7/1/2040	NR	27	30,329
PR Corp Sales Tax	4.50%	7/1/2034	NR	12,141	13,478,233
PR Corp Sales Tax	4.536%	7/1/2053	NR	1	1,125
PR Corp Sales Tax	4.55%	7/1/2040	NR	3	3,414
PR Corp Sales Tax	4.75%	7/1/2053	NR	19	21,632
PR Corp Sales Tax	5.00%	7/1/2058	NR	49	56,601
Total					30,689,013

Tobacco 1.81%
Golden St Tobacco	3.50%	6/1/2036	BB	1,375	1,400,360
Golden St Tobacco	5.00%	6/1/2047	NR	400	413,547
Golden St Tobacco	5.30%	6/1/2037	B-	865	899,686
Nassau Co Tobacco	5.25%	6/1/2026	CCC+	1,540	1,585,392
Nthrn AK Tobacco(e)	5.00%	6/1/2029	(P)A	1,500	1,954,097
Nthrn AK Tobacco(e)	5.00%	6/1/2030	(P)A	875	1,160,494

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)
PA Tob Settlement	5.00%		6/1/2023	A1		$760	$827,572
San Diego Tobacco Settlement	4.00%		6/1/2032	BBB		190	211,821
SD Edu Enhancement Fding Corp	5.00%		6/1/2024	A		775	838,094
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR		4,310	4,316,208
Tobacco Settlement Fin Corp NJ	3.20%		6/1/2027	BBB		635	651,222
TSASC	5.00%		6/1/2022	BBB		4,400	4,553,518
Total							18,812,011

Transportation 16.21%
CA Muni Fin - LINXS AMT	5.00%		12/31/2027	BBB-	(b)	610	762,955
CA Muni Fin - LINXS AMT	5.00%		6/30/2029	BBB-	(b)	2,010	2,516,639
CA Muni Fin - LINXS AMT	5.00%		12/31/2029	BBB-	(b)	3,385	4,224,384
CA Muni Fin - LINXS AMT	5.00%		12/31/2035	BBB-	(b)	1,000	1,233,489
Central TX Mobility Auth	5.00%		1/1/2027	A-		1,340	1,593,531
Central TX Mobility Auth	5.00%		1/1/2027	BBB+		3,000	3,545,698
Denver Arpt - United Airlines AMT	5.00%		10/1/2032	B		3,200	3,421,367
Denver RTD - Eagle P3	5.00%		7/15/2025	Baa2		800	933,872
Denver RTD - Eagle P3	5.00%		1/15/2028	Baa2		1,500	1,865,971
Denver RTD - Eagle P3	5.00%		1/15/2029	Baa2		600	762,064
Denver RTD - Eagle P3	5.00%		7/15/2029	Baa2		1,100	1,409,331
Denver RTD - Eagle P3	5.00%		7/15/2030	Baa2		1,050	1,370,019
E470 Pub Hwy Auth	0.384% (SOFR + .35%	)#	9/1/2039	A		1,685	1,686,864
Foothill / Eastern Corridor Toll Rd	5.00%		1/15/2026	BBB+		100	118,786
Foothill / Eastern Corridor Toll Rd	5.00%		1/15/2027	BBB+		100	122,022
Foothill / Eastern Corridor Toll Rd	5.00%		1/15/2028	BBB+		425	530,514
Foothill / Eastern Corridor Toll Rd	5.00%		1/15/2029	BBB+		750	953,198
Foothill / Eastern Corridor Toll Rd	5.00%		1/15/2030	BBB+		300	387,546
Foothill / Eastern Corridor Toll Rd	5.00%		1/15/2031	BBB+		700	920,078
Greater Orlando Arpt AMT	5.00%		10/1/2024	A1		1,250	1,433,251
Houston Arpt - Continental Airlines AMT	4.75%		7/1/2024	Ba3		2,245	2,354,964
Houston Arpt - United Airlines AMT	5.00%		7/1/2027	B-	(b)	750	896,281
Houston Arpt - United Airlines AMT	5.00%		7/15/2027	B-	(b)	1,000	1,195,898
Houston Arpt - United Airlines AMT	5.00%		7/15/2027	B-	(b)	1,250	1,494,893
Houston Arpt - United Airlines AMT	5.00%		7/15/2035	B		2,450	2,726,766
Houston Arpt AMT	5.00%		7/1/2027	A1		1,000	1,236,545
Houston Arpt AMT	5.00%		7/1/2028	A1		1,250	1,582,000

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
IL State GO	5.00%		11/1/2025	Baa2		$2,000	$2,356,571
IL State GO	5.00%		11/1/2027	Baa2		5,000	6,158,267
Kansas City IDA - Kansas City Arpt AMT	5.00%		3/1/2031	A2		3,720	4,800,563
Lee Co Arpt AMT	5.00%		10/1/2027	A2		15,410	19,160,765
MD EDC - CNX Marine Terminals	5.75%		9/1/2025	BB-		4,500	4,550,761
MD EDC - Port Covington	3.25%		9/1/2030	NR		1,100	1,250,540
MI Strategic Fund - I-75 AMT	5.00%		6/30/2030	Baa2		950	1,196,046
MTA NY	4.00%		2/1/2022	NR		1,105	1,128,991
MTA NY	5.00%		9/1/2022	NR		3,005	3,170,383
MTA NY	5.00%		2/1/2023	NR		1,905	2,044,817
MTA NY	5.00%		11/15/2029	A3		2,660	3,258,019
MTA NY	5.00%		11/15/2030	A3		3,000	3,179,698
MTA NY	5.00%		11/15/2031	A3		1,850	2,152,435
MTA NY	5.00%	#(a)	11/15/2034	A3		4,425	4,978,268
MTA NY	5.00%	#(a)	11/15/2045	A3		1,400	1,822,039
NC Tpk Auth - Triangle Exprs	5.00%		2/1/2024	BBB		5,000	5,597,218
NJ EDA - Port Newark AMT	5.00%		10/1/2021	Baa3		1,250	1,263,238
NY Trans Dev Corp - Delta Airlines AMT	5.00%		1/1/2028	Baa3		650	812,644
NY Trans Dev Corp - Delta AMT	4.00%		10/1/2030	Baa3		8,750	10,598,450
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2022	Baa3		600	613,818
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2024	Baa3		1,000	1,111,009
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2030	Baa3		1,810	2,239,749
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2036	Baa3		5,000	6,100,831
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2026	Baa1		1,290	1,585,909
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2027	Baa1		2,000	2,516,447
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2028	Baa1		1,390	1,790,812
NY Trans Dev Corp - JFK IAT AMT	5.00%		12/1/2023	Baa1		1,400	1,553,469
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%		7/1/2032	Baa3		830	902,840
NY Trans Dev Corp - TOGA AMT	5.00%		1/1/2023	Baa3		1,000	1,066,121
NYS Thruway - Service Area Proj AMT	2.50%		10/31/2031	BBB-	(b)	1,365	1,465,977
NYS Thruway - Service Area Proj AMT	4.00%		10/31/2034	BBB-	(b)	250	301,774
Osceola Co Trans - Osceola Parkway	5.00%		10/1/2031	BBB+		1,050	1,382,964
Osceola Parkway	5.00%		10/1/2029	BBB+		450	600,427
Philadelphia Arpt(e)	5.00%		7/1/2028	NR		2,750	3,476,883
Philadelphia Arpt AMT	5.00%		6/15/2026	A2		1,580	1,843,691
Port Auth NY & NJ AMT	2.00%		10/1/2031	Aa3		9,280	9,494,574
Port Auth NY & NJ AMT	3.00%		10/1/2028	Aa3		2,000	2,271,201

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Port Auth NY & NJ AMT	4.00%		3/15/2030	Aa3	$1,500	$1,785,209
PR Hwy & Trans Auth (AMBAC)	3.74% (CPI Based	)#	7/1/2028	C	2,230	2,119,416
San Jose Arpt AMT	5.00%		3/1/2029	A2	1,000	1,283,337
San Jose Arpt AMT	5.00%		3/1/2030	A2	1,000	1,307,007
South Carolina Ports AMT	5.00%		7/1/2029	A+	1,060	1,353,421
Total						168,925,525

Utilities 12.88%
Amelia Co IDA - Waste Mgmt AMT	1.45%	#(a)	4/1/2027	A-	1,000	1,018,875
Burke Co Dev - Oglethorpe Power	3.00%	#(a)	11/1/2045	A-	1,535	1,595,672
CA Poll Ctl - Poseidon Res†	5.00%		7/1/2029	Baa3	250	307,837
Charlotte County IDA - Babcock Ranch AMT†	5.00%		10/1/2029	NR	1,000	1,128,590
City of Rockport Poll Ctl - IN MI Pwr	3.05%		6/1/2025	A-	1,610	1,767,228
Clarion Co IDA - American Wtr AMT	2.45%	#(a)	12/1/2039	A+	1,000	1,078,371
CO Public Auth - ML	6.125%		11/15/2023	A2	1,440	1,556,697
DE EDA - NRG Energy	1.25%	#(a)	10/1/2040	BBB-	1,000	1,008,735
DE EDA - NRG Energy	1.25%	#(a)	10/1/2045	BBB-	3,000	3,029,045
FL DFC - Waste Pro AMT	3.00%		6/1/2032	NR	7,410	7,828,542
HI Dept Budget - Hawaiian Electric AMT	3.10%		5/1/2026	Baa1	5,025	5,498,874
IN Fin Auth - Indy Power & Light(e)	1.40%		8/1/2029	NR	2,000	2,002,174
Jefferson Co Sewer	5.00%		10/1/2021	BBB	1,300	1,315,777
KY Muni Pwr - Prairie State Proj	3.45%	#(a)	9/1/2042	Baa1	850	898,829
Lower Colo Riv Auth - Transmission Contract	5.00%		5/15/2026	A	3,500	4,222,037
Luzerne Co IDA - American Wtr AMT	2.45%	#(a)	12/1/2039	A+	1,200	1,304,970
Main St Nat Gas - Citibank	4.00%	#(a)	3/1/2050	A3	1,170	1,353,320
Main St Nat Gas - Citibank	5.00%		9/1/2025	A3	250	294,550
New Orleans Sewer	5.00%		6/1/2028	A	1,000	1,242,922
Northern CA Gas - Goldman Sachs	4.00%	#(a)	7/1/2049	A2	1,050	1,154,961
Orlando Util Commn	1.25%	#(a)	10/1/2046	AA	3,000	3,043,316
PR Aqueduct & Swr Auth	4.25%		7/1/2025	Ca	3,095	3,238,858
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca	2,135	2,253,262
PR Aqueduct & Swr Auth†	5.00%		7/1/2025	NR	2,500	2,864,518
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR	5,665	7,104,065
PR Elec Pwr Auth(d)	4.10%		7/1/2019	NR	240	228,300
PR Elec Pwr Auth(d)	4.25%		7/1/2020	NR	970	928,775

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
PR Elec Pwr Auth(d)	5.00%		7/1/2018	NR		$50	$48,000
PR Elec Pwr Auth(d)	5.25%		7/1/2027	D	(b)	2,630	2,564,250
PR Elec Pwr Auth (AGM)	5.00%		7/1/2024	AA		145	149,350
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%		7/1/2021	Baa2		100	100,000
Prichard Wtr & Swr	2.25%		11/1/2027	BBB+		420	437,550
Prichard Wtr & Swr	2.375%		11/1/2028	BBB+		1,305	1,367,174
SC Pub Service Auth	5.00%		12/1/2031	A		1,025	1,226,095
SC Pub Service Auth - Santee Cooper	5.00%		12/1/2031	A		1,000	1,323,879
SE AL Gas Dist	4.00%	#(a)	12/1/2051	A1		6,000	7,409,611
SE AL Gas Dist - Goldman Sachs	4.00%	#(a)	4/1/2049	A3		1,530	1,667,566
SE Energy Auth	4.00%	#(a)	11/1/2051	A2		6,000	7,172,134
TEAC - Goldman Sachs	5.00%		2/1/2027	BBB+		3,450	4,156,239
TEAC - Goldman Sachs	5.00%	#(a)	5/1/2052	A2		10,000	13,262,053
TEAC - Goldman Sachs	5.625%		9/1/2026	BBB	(b)	5,405	6,617,638
Tennergy Corp - Morgan Stanley	4.00%	#(a)	12/1/2051	A1		5,500	6,602,795
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2028	A3		11,625	14,845,562
TX Muni Gas Acq & Supply - ML	6.25%		12/15/2026	A2		2,210	2,604,785
WV EDA - Appalachian Pwr	2.625%	#(a)	12/1/2042	A-		750	765,585
WV EDA - Wheeling Pwr AMT	3.00%	#(a)	6/1/2037	A-		2,600	2,654,146
Total							134,243,512
Total Municipal Bonds (cost $990,319,436)							1,035,171,026

	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date

SHORT-TERM INVESTMENTS 0.14%

Variable Rate Demand Notes 0.14%

Utilities
NYC Muni Water (cost $1,460,000)	0.01%	7/1/2021	6/15/2050	AA+	1,460	1,460,000
Total Investments in Securities 99.48% (cost $991,779,436)						1,036,631,026
Other Assets and Liabilities - Net(g) 0.52%						5,410,909
Net Assets 100.00%						$1,042,041,935

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Over Night Financing Rate.
TCRS	Transferable Custodial Receipt.
TRIPS	Tax Refund Intercept Programs.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2021.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2021, the total value of Rule 144A securities was $160,977,459, which represents 15.45% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Defaulted (non-income producing security).
(e)	Securities purchased on a when-issued basis.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Other Assets and Liabilities - Net include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at June 30, 2021:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 10-Year Treasury Note	September 2021	425	Short	$(56,118,958)	$(56,312,500)	$(193,542)

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$197,391,468	$2,910,767	$200,302,235
Education	–	38,193,699	1,595,929	39,789,628
General Obligation	–	138,139,017	2,613,737	140,752,754
Health Care	–	95,538,988	1,627,780	97,166,768
Other Revenue	–	68,289,579	900,000	69,189,579
Special Tax	–	47,347,475	1,971,899	49,319,374
Remaining Industries	–	438,650,688	–	438,650,688
Short-Term Investments
Variable Rate Demand Notes	–	1,460,000	–	1,460,000
Total	$–	$1,025,010,914	$11,620,112	$1,036,631,026

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2021

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(193,542)	–	–	(193,542)
Total	$(193,542)	$–	$–	$(193,542)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2020	$7,246,256
Accrued Discounts (Premiums)	(46,184)
Realized Gain (Loss)	(17,515)
Change in Unrealized Appreciation (Depreciation)	43,114
Purchases	1,604,137
Sales	(1,967,389)
Transfers into Level 3	7,981,080
Transfers out of Level 3	(3,223,387)
Balance as of June 30, 2021	$11,620,112
Change in unrealized appreciation/depreciation for the period ended June 30, 2021, related to Level 3 investments held at June 30, 2021	$31,601

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.86%

Corporate-Backed 3.16%
CA Muni Fin - United Airlines AMT	4.00%		7/15/2029	B+		$3,430	$4,009,501
CA Muni Fin - Waste Mgmt AMT	2.40%	#(a)	10/1/2044	A-		5,930	6,528,571
CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3		4,410	4,663,699
CA Poll Ctl - Waste Mgmt AMT	4.30%		7/1/2040	A-		185	211,838
Long Beach Nat Gas - ML	5.00%		11/15/2029	A2		1,285	1,646,946
San Francisco Arpt - SFO Fuel AMT	5.00%		1/1/2038	A1		1,315	1,638,469
Total							18,699,024

Education 7.63%
CA Dev Auth - Culinary Institute	5.00%		7/1/2046	Baa2		1,010	1,145,293
CA Ed Fac Auth - Loyola Marymount Univ	5.00%		10/1/2048	A2		1,000	1,221,159
CA Ed Facs - ArtCenter College of Design	5.00%		12/1/2030	Baa1		525	660,191
CA Ed Facs - ArtCenter College of Design	5.00%		12/1/2044	Baa1		1,500	1,827,438
CA Ed Facs - Chapman Univ	4.00%		4/1/2047	A2		1,910	2,157,512
CA Ed Facs - Chapman Univ	5.00%		4/1/2040	A2		1,000	1,147,571
CA Ed Facs - Loyola Marymount Univ (NPFGC)(FGIC)	Zero Coupon		10/1/2029	A2		650	574,381
CA Ed Facs - Loyola Marymount Univ (NPFGC)(FGIC)	Zero Coupon		10/1/2033	A2		1,720	1,369,390
CA Ed Facs - Santa Clara Univ	5.00%		4/1/2039	Aa3		1,000	1,153,283
CA Ed Facs - Stanford Univ	5.00%		5/1/2049	AAA		2,000	3,220,831
CA Ed Facs - Univ of Pacific	4.00%		11/1/2044	A2		1,000	1,174,380
CA Ed Facs - Univ of San Francisco	5.00%		10/1/2037	A2		1,000	1,241,250
CA Ed Facs - Univ of San Francisco	5.00%		10/1/2053	A2		2,000	2,436,418
CA Fin Auth - Biola Univ	5.00%		10/1/2029	Baa1		330	359,678
CA Infra & Econ Dev - UCSF	5.00%		5/15/2047	AA		3,325	4,062,801
CA MFA - Univ of La Verne	5.00%		6/1/2043	A3		1,035	1,247,712
CA Muni Fin - Biola Univ	5.00%		10/1/2032	Baa1		400	482,921
CA Muni Fin - Emerson Clg	5.00%		1/1/2042	BBB+		3,190	3,831,580
CA Muni Fin - Julian Chtr Sch†	5.625%		3/1/2045	B+		500	520,725
CA Muni Fin - Touro College	5.25%		1/1/2040	BBB-	(b)	1,085	1,197,760
CA Sch Fin - Aspire†	5.00%		8/1/2046	NR		85	100,582
CA Sch Fin - Aspire†	5.00%		8/1/2046	BBB		915	1,027,848
CA Sch Fin Auth - Green Dot Schs†	5.00%		8/1/2045	BBB-		620	691,844
CA Sch Fin Auth - KIPP LA†	5.00%		7/1/2045	BBB		540	605,772

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
CA State Univ	4.00%	11/1/2045	Aa2	$2,000	$2,399,812
Ripon USD (BAM)	5.50%	8/1/2043	AA	1,000	1,208,018
Univ of CA	5.25%	5/15/2047	AA	2,000	2,499,068
Univ of CA	5.25%	5/15/2058	AA	2,500	3,149,289
University of San Diego	5.00%	10/1/2049	A1	2,000	2,482,465
Total					45,196,972

General Obligation 18.03%
Albany CA USD	4.00%	8/1/2046	Aa2	1,000	1,118,835
Anaheim USD	3.00%	8/1/2038	Aa2	3,000	3,246,659
Banning Unified Sch Dist (AGM)	5.25%	8/1/2042	AA	1,115	1,394,953
Beverly Hills USD	3.00%	8/1/2044	AA+	2,040	2,179,544
CA St GO	4.00%	10/1/2044	Aa2	1,805	2,158,916
CA State GO	3.00%	10/1/2033	Aa2	1,250	1,416,707
CA State GO	4.00%	9/1/2035	Aa2	1,145	1,322,886
CA State GO	4.00%	11/1/2036	Aa2	1,920	2,379,501
CA State GO	4.00%	3/1/2046	Aa2	1,000	1,193,615
CA State GO	5.00%	2/1/2032	Aa2	2,000	2,055,921
CA State GO	5.00%	4/1/2032	Aa2	2,200	3,064,574
CA State GO	5.00%	2/1/2033	Aa2	1,000	1,027,901
CA State GO	5.00%	8/1/2038	Aa2	1,565	1,896,032
CA State GO	5.25%	8/1/2032	Aa2	2,500	2,979,607
CA State GO	5.25%	10/1/2032	Aa2	4,000	4,049,800
CA State GO	5.25%	4/1/2035	Aa2	3,000	3,113,538
CA State GO	5.25%	10/1/2039	Aa2	500	603,672
Centinela UHSD (BAM)	4.00%	8/1/2052	AA	1,615	1,823,993
Centinela UHSD (BAM)	5.00%	8/1/2052	AA	2,000	2,434,448
Cupertino USD	2.50%	8/1/2033	Aa1	740	785,753
Del Mar USD (BAM)	4.00%	9/1/2044	AA	1,700	1,962,241
Grossmont UHSD	5.00%	8/1/2043	Aa2	1,250	1,376,164
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA	2,000	882,339
Huntington Beach City SD	4.00%	8/1/2048	Aa1	1,000	1,127,717
Imperial Unified Sch Dist (BAM)	5.25%	8/1/2043	AA	2,000	2,502,896
Inglewood USD (BAM)	4.00%	8/1/2038	AA	575	651,920
Inglewood USD (BAM)	4.00%	8/1/2039	AA	1,000	1,131,864
Irvine Unified School District	4.00%	9/1/2042	Aa1	1,915	2,251,018
Irvine Unified School District	5.50%	9/1/2035	Aa1	1,060	1,383,588
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2038	AA	1,000	1,144,061

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2056	AA	$1,000	$1,217,325
Long Beach USD	3.00%	8/1/2037	Aa2	2,420	2,668,654
Los Angeles USD	4.00%	7/1/2032	Aa3	1,250	1,550,110
Los Angeles USD	4.00%	7/1/2033	Aa3	1,000	1,231,365
Los Angeles USD	4.00%	7/1/2044	Aa3	2,000	2,371,845
Marin Healthcare Dist	4.00%	8/1/2040	Aa2	1,000	1,122,677
New Haven USD	4.00%	8/1/2044	Aa3	1,250	1,444,002
New Haven USD	4.00%	8/1/2047	Aa3	2,415	2,742,254
Newport Mesa USD	Zero Coupon	8/1/2041	Aaa	1,325	693,527
Newport-Mesa USD	Zero Coupon	8/1/2045	Aaa	2,000	879,547
North Orange CCD	2.75%	8/1/2036	AA+	2,000	2,140,473
Oceanside USD	4.00%	8/1/2048	Aa3	2,030	2,303,832
Orange USD	4.00%	8/1/2047	AA	1,000	1,159,428
Panama-Buena Vista USD (BAM)	2.625%	8/1/2037	AA	1,510	1,581,686
Perris UHSD (AGM)	3.00%	9/1/2044	AA	1,000	1,062,785
PR Comwlth GO(c)	6.00%	7/1/2039	Ca	2,000	1,822,500
PR Comwlth GO(c)	8.00%	7/1/2035	Ca	2,000	1,660,000
San Benito HSD	Zero Coupon	8/1/2041	Aa3	1,640	831,900
San Benito HSD	Zero Coupon	8/1/2042	Aa3	1,795	870,450
San Benito HSD	Zero Coupon	8/1/2043	Aa3	2,600	1,205,894
San Diego USD	3.25%	7/1/2048	Aa2	1,000	1,088,920
San Francisco Arpt AMT	5.25%	5/1/2042	A1	1,000	1,227,042
San Francisco CCD	4.00%	6/15/2045	A1	1,250	1,481,387
San Francisco CCD	5.00%	6/15/2028	A+	1,000	1,171,163
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	Baa3	1,000	1,100,743
San Leandro Unified Sch Dist (BAM)	5.25%	8/1/2046	AA	1,750	2,175,089
San Leandro USD (BAM)	4.00%	8/1/2043	AA	650	759,717
San Rafael Elem Sch Dist	4.00%	8/1/2047	AA	1,000	1,139,236
San Rafael HSD	4.50%	8/1/2042	AA	1,150	1,380,450
Santa Ana USD	3.25%	8/1/2042	Aa3	500	545,018
Santa Barbara Unified Sch Dist	4.00%	8/1/2036	Aa1	750	867,940
Santa Barbara USD	4.00%	8/1/2044	Aa1	1,000	1,163,182
Santa Rita USD	2.50%	8/1/2031	AA-	1,235	1,309,735
Simi Valley GO	4.00%	8/1/2046	Aa2	1,065	1,226,667
Simi Valley USD	4.00%	8/1/2048	Aa2	600	690,302
Southwestern Community College Dist	Zero Coupon	8/1/2041	Aa2	1,100	700,850
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	1,000	1,127,388

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
West Contra Costa USD	4.00%	8/1/2043	AA-		$1,000	$1,156,421
West Contra Costa USD	6.00%	8/1/2027	AA-		1,000	1,298,718
Total						106,830,885

Health Care 14.21%
Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		1,000	1,065,470
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2043	AA		1,000	1,084,809
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,109,542
CA Fin Auth - Standord Hlth	4.00%	8/15/2050	AA-		1,000	1,202,147
CA Hlth - Kaiser Permanente	5.00%	11/1/2047	AA-		1,000	1,531,391
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,049,643
CA Hlth - Childrens Hsp Los Angeles	5.00%	8/15/2047	BBB+		1,000	1,177,100
CA Hlth - Childrens Hsp Orange Co	4.00%	11/1/2035	AA-		570	685,213
CA Hlth - Childrens Hsp Orange Co	5.00%	11/1/2033	AA-		1,300	1,687,726
CA Hlth - Childrens Hsp Orange Co	5.00%	11/1/2034	AA-		1,200	1,554,442
CA Hlth - Childrens Hsp Orange Co	5.25%	11/1/2035	AA-		2,000	2,026,944
CA Hlth - City of Hope	4.00%	11/15/2045	A+		3,000	3,516,608
CA Hlth - CommonSpirit	4.00%	4/1/2037	BBB+		3,500	4,199,751
CA Hlth - CommonSpirit	4.00%	4/1/2044	BBB+		1,250	1,474,181
CA Hlth - CommonSpirit	4.00%	4/1/2045	BBB+		1,250	1,470,910
CA Hlth - CommonSpirit	4.00%	4/1/2049	BBB+		2,500	2,931,225
CA Hlth - Providence St. Joes Hlth	4.00%	10/1/2047	AA-		2,115	2,403,882
CA Hlth - Rady Childrens Hsp	5.50%	8/15/2033	Aa3		2,000	2,012,795
CA Hlth - Sutter Hlth	4.00%	11/15/2042	A1		1,715	1,987,432
CA Hlth Facs - Lucile Packard Hosp	5.00%	11/15/2056	A+		1,500	1,827,199
CA Htlh - Emante Hlth	4.00%	4/1/2037	A		1,400	1,671,057
CA Muni Fin - Caritas Affordable Hsg	4.00%	8/15/2037	A-		1,000	1,113,592
CA Muni Fin - Channing House	5.00%	5/15/2047	AA-		2,000	2,337,957
CA Muni Fin - Cmnty Hlth Ctr†	5.00%	12/1/2054	NR		750	853,913
CA Muni Fin - Cmnty Med Ctrs	4.00%	2/1/2042	A-		1,165	1,314,651
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	575,383
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2047	A-		2,000	2,406,808
CA Stwde - Adventist Health West	3.00%	3/1/2039	A		3,475	3,683,516
CA Stwde - American Baptist	5.00%	10/1/2045	A-	(b)	1,000	1,119,532
CA Stwde - Daughters of Charity	5.50%	7/1/2039	NR		152	144,481
CA Stwde - Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	893,963
CA Stwde - Huntington Memorial Hosp	4.00%	7/1/2048	A-		1,000	1,136,391
CA Stwde - John Muir Hlth	4.00%	12/1/2057	A+		1,000	1,050,919

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB-	$2,150	$2,451,538
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-	2,200	2,499,065
CA Stwde - Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-	1,555	1,850,863
Eisenhower Med Ctr	5.00%	7/1/2032	Baa2	1,055	1,260,705
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2029	NR	635	667,859
Oroville - Oroville Hsp	5.25%	4/1/2049	BB	2,710	3,085,521
Palomar Hlth	5.00%	11/1/2036	BBB	1,250	1,444,733
Palomar Hlth	5.00%	11/1/2039	BBB	3,750	4,310,430
Palomar Hlth (AGM)	5.00%	11/1/2047	AA	4,575	5,695,281
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2031	BB	2,000	2,062,956
Sierra Joint CCD	4.00%	8/1/2053	Aaa	1,500	1,745,826
Washingtown Twnshp Health Care Dist	3.00%	7/1/2037	Baa2	1,440	1,485,105
Washingtown Twnshp Health Care Dist	5.00%	7/1/2032	Baa2	1,075	1,314,065
Total					84,174,520

Housing 5.42%
CA CHA - The Arbors†	5.00%	8/1/2050	NR	1,100	1,287,059
CA Cmty Hsg - Annadel Apts†	5.00%	4/1/2049	NR	1,000	1,147,460
CA Cmty Hsg - Stoneridge Apt†	4.00%	2/1/2056	NR	1,000	1,106,410
CA Cmty Hsg - Verdant†	5.00%	8/1/2049	NR	1,400	1,620,228
CA HFA - MFH	3.50%	11/20/2035	BBB+	1,295	1,517,904
CA HFA - MFH	4.00%	3/20/2033	NR	3,078	3,630,658
CA HFA - MFH	4.25%	1/15/2035	BBB+	5,913	7,257,544
CA Muni Fin - Biola Univ	5.00%	10/1/2034	Baa1	1,000	1,201,147
CA Muni Fin - Caritas Affordable Hsg	5.00%	8/15/2030	A-	1,050	1,160,130
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3	500	554,001
CA Muni Fin - UC Davis Hsg (BAM)	3.00%	5/15/2051	AA	2,750	2,957,524
CA Muni Fin - UC Davis Hsg (BAM)	4.00%	5/15/2046	AA	250	299,579
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2035	Baa1	1,100	1,290,857
CA Stwde - CHF-Irvine LLC	5.125%	5/15/2031	Baa1	1,500	1,505,635
CEDA - Provident Student Hsg	5.00%	8/1/2045	Baa3	1,745	2,176,059
CSCDA - Pasadena	3.00%	12/1/2056	NR	1,000	1,020,660
CSCDA Cmty Impt Auth - Parallel-Anaheim†	4.00%	8/1/2056	NR	1,000	1,111,232
ESRF / Natl Charter School Loans	5.00%	11/1/2044	A	1,050	1,290,532
Total					32,134,619

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 2.41%
CA Pub Wks - Judicial Council	5.00%	12/1/2028	Aa3	$1,000	$1,019,889
CA Pub Wks - State Prisons	5.75%	10/1/2031	Aa3	2,000	2,027,465
CA Pub Wks - Various Cap Proj	4.00%	3/1/2045	Aa3	940	1,120,445
CA Pub Wks - Various Cap Proj	5.00%	4/1/2037	Aa3	1,000	1,034,057
CA Pub Wks - Various Cap Proj TCRS (BAM)	3.125%	5/1/2033	AA	1,275	1,429,817
San Bernardino COPs (AGM)	5.00%	10/1/2031	AA	860	1,079,218
San Diego - Cap Impt Proj	4.00%	10/15/2050	AA-	2,000	2,371,329
Santa Barbara COPs AMT	5.00%	12/1/2036	AA	3,395	4,214,560
Total					14,296,780

Other 0.33%
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2029	Aa2	1,500	1,959,998

Other Revenue 1.97%
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2030	Aa2	1,500	2,011,919
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2	1,010	1,117,616
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	NR	2,000	2,024,741
CA Infra & Econ Dev - Museum of Nat Hist	4.00%	7/1/2050	A2	1,000	1,157,888
CA Muni Fin - Oceaa	6.75%	10/1/2028	NR	905	907,756
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2038	BBB-	1,000	1,201,038
CA Sch Fin Auth - KIPP LA	5.00%	7/1/2034	BBB	600	661,912
MSR Energy Auth - Citi	6.125%	11/1/2029	BBB+	2,030	2,579,786
Total					11,662,656

Pre-Refunded 0.14%
MSR Energy Auth - Citi	6.50%	11/1/2039	BBB+	520	858,210

Special Tax 3.92%
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	500	553,232
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR	1,000	1,176,146
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,325	1,459,842
Irvine CFD - Great Park	5.00%	9/1/2044	NR	500	557,700
Irvine USD - Spl Tax	5.00%	3/1/2057	NR	1,000	1,184,776
Lake Elsinore PFA	5.00%	9/1/2035	NR	920	1,044,984
Poway USD PFA (BAM)	5.00%	9/1/2035	AA+	1,770	2,078,238
River Islands PFA - CFD 2003	5.375%	9/1/2031	NR	1,045	1,110,304
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	500	527,058	(d)
River Islands PFA - Lathrop (AGM)	4.00%	9/1/2040	AA	1,000	1,173,160
River Islands PFA - Lathrop (AGM)	4.00%	9/1/2045	AA	2,000	2,319,489
River Islands PFA - Lathrop (AGM)	4.00%	9/1/2050	AA	1,400	1,615,887

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
Roseville CFD - Westpark	5.00%	9/1/2031	NR	$1,000	$1,146,441
San Clemente Cmnty Facs	5.00%	9/1/2040	NR	975	1,104,668
SF Spl Tax - Mission Rock Dist†	4.00%	9/1/2041	NR	2,500	2,871,382
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA	1,505	1,737,320
Union City Redev Agy - Tax Alloc	6.875%	12/1/2033	NR	1,510	1,551,546
Total					23,212,173

Tax Revenue 2.66%
Anaheim PFA Lease Rev (BAM)	5.00%	9/1/2035	AA	2,000	2,423,351
City of Sacramento - TOT Revs	5.00%	6/1/2048	A1	1,000	1,192,197
Guam - Business Privilege Tax(e)	4.00%	1/1/2036	Ba1	750	872,330
Invine Reassessment District No. 19	4.00%	9/2/2039	A	1,000	1,172,385
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	352	307,444
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	587	473,953
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	134	100,791
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	501	119,965
PR Corp Sales Tax	4.329%	7/1/2040	NR	350	393,158
PR Corp Sales Tax	4.329%	7/1/2040	NR	3,971	4,460,663
PR Corp Sales Tax	4.536%	7/1/2053	NR	7	7,874
PR Corp Sales Tax	4.55%	7/1/2040	NR	213	242,424
PR Corp Sales Tax	4.75%	7/1/2053	NR	296	337,007
PR Corp Sales Tax	5.00%	7/1/2058	NR	1,291	1,491,256
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A+	1,000	1,002,835
Tustin CFD 06 - 1-Tust Leg/Colum Vil	5.00%	9/1/2037	A-	1,000	1,164,629
Total					15,762,262

Tobacco 7.51%
CA Stwde - Tobacco Settlement	Zero Coupon	6/1/2046	NR	8,675	1,873,359
CA Stwde - Tobacco Settlement†	Zero Coupon	6/1/2055	NR	10,000	710,934
Golden St Tobacco	Zero Coupon	6/1/2047	CCC-	2,700	605,493
Golden St Tobacco	3.50%	6/1/2036	BB	1,155	1,176,302
Golden St Tobacco	5.00%	6/1/2029	BBB	1,000	1,228,482
Golden St Tobacco	5.00%	6/1/2034	BBB-	1,050	1,300,829
Golden St Tobacco	5.00%	6/1/2035	BB+	2,500	3,054,212
Golden St Tobacco	5.00%	6/1/2047	NR	4,510	4,662,737
Golden St Tobacco	5.00%	6/1/2047	NR	1,250	1,292,333
Golden St Tobacco	5.25%	6/1/2047	NR	1,250	1,296,329
Inland Empire Tobacco†	Zero Coupon	6/1/2057	CCC	3,000	204,148

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)
Los Angeles Co Tobacco	Zero Coupon	6/1/2055	NR		$3,000	$604,460
Los Angeles Co Tobacco	4.00%	6/1/2038	A-		615	750,076
Los Angeles Co Tobacco	4.00%	6/1/2039	A-		500	608,077
Los Angeles Co Tobacco	4.00%	6/1/2040	A-		710	861,337
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+		1,500	1,777,374
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-		1,300	1,619,350
Merced Co Tobacco	5.00%	6/1/2050	NR		970	1,163,267
Sacramento Co Tobacco	Zero Coupon	6/1/2060	NR		2,200	546,317
Sacramento Co Tobacco	4.00%	6/1/2035	A-		750	932,886
Sacramento Co Tobacco	4.00%	6/1/2037	A-		770	945,166
Sacramento Co Tobacco	4.00%	6/1/2039	A-		500	608,793
Sacramento Co Tobacco	4.00%	6/1/2049	BBB+		3,000	3,589,224
Sacramento Co Tobacco	4.00%	6/1/2049	BBB-		1,500	1,754,696
San Diego Co Tobacco	Zero Coupon	6/1/2054	NR		4,800	944,811
San Diego Co Tobacco	5.00%	6/1/2038	A-		1,000	1,286,163
San Diego Co Tobacco	5.00%	6/1/2039	A-		1,000	1,282,048
San Diego Co Tobacco	5.00%	6/1/2048	BBB+		1,675	2,108,113
San Diego Co Tobacco	5.00%	6/1/2048	BBB-		95	117,382
San Diego Tobacco Settlement	4.00%	6/1/2032	BBB		1,335	1,488,322
Silicon Valley Tobacco	Zero Coupon	6/1/2041	NR		5,000	1,640,085
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR		2,250	214,302
Sonoma Co Tobacco	4.00%	6/1/2049	BBB+		1,450	1,717,586
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC-		2,500	520,539
Total						44,485,532

Transportation 19.98%
Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+		1,500	1,772,944
Alameda Corridor Trsp Auth	5.00%	10/1/2037	BBB+		2,465	2,905,933
Alameda Corridor Trsp Auth (AGM)	4.00%	10/1/2037	AA		2,030	2,266,945
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2029	AA		1,425	1,571,650
Alameda Corridor Trsp Auth (NPFGC)(FGIC)	Zero Coupon	10/1/2032	A-		985	807,019
Bay Area Toll Auth	4.00%	4/1/2038	AA-		2,000	2,324,979
Bay Area Toll Auth	4.00%	4/1/2042	AA-		1,635	1,888,923
CA Muni Fin - LINXS (AGM) AMT	4.00%	12/31/2047	AA		1,420	1,609,618
CA Muni Fin - LINXS AMT	4.00%	12/31/2047	BBB-	(b)	5,590	6,301,379
CA Muni Fin - LINXS AMT	5.00%	12/31/2035	BBB-	(b)	1,000	1,233,489
CA Muni Fin Auth - LINXS AMT	5.00%	12/31/2031	BBB-	(b)	1,240	1,539,108

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
CA Muni Fin Auth - LINXS AMT	5.00%		12/31/2043	BBB-	(b)	$4,700	$5,725,662
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%		12/31/2047	BBB-	(b)	1,005	1,220,731
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	A-		1,500	1,163,834
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2042	A-		1,150	1,396,319
Foothill / Eastern Corridor Toll Rd	3.50%	#(a)	1/15/2053	A-		5,690	6,407,400
Foothill / Eastern Corridor Toll Rd	3.95%	#(a)	1/15/2053	A-		4,295	4,850,490
Foothill / Eastern Corridor Toll Rd	4.00%		1/15/2043	BBB+		525	617,738
Foothill / Eastern Corridor Toll Rd	4.00%		1/15/2046	A-		3,400	4,037,045
Foothill / Eastern Corridor Toll Rd	5.50%	#(a)	1/15/2053	A-		250	262,738
Foothill / Eastern Corridor Toll Rd (AGM)	3.50%	#(a)	1/15/2053	AA		215	245,911
Long Beach Harbor AMT	5.00%		5/15/2028	AA		1,000	1,158,963
Los Angeles Dept Arpts - LAX AMT	4.00%		5/15/2044	Aa3		6,000	6,927,805
Los Angeles Dept Arpts - LAX AMT	4.00%		5/15/2050	Aa2		1,030	1,198,660
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2041	Aa2		1,000	1,151,410
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2043	Aa3		1,000	1,247,929
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2046	Aa3		1,000	1,186,605
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2047	Aa3		2,000	2,433,446
Los Angeles Dept Arpts - LAX AMT	5.25%		5/15/2048	Aa3		2,000	2,498,370
Los Angeles Harbor AMT	5.00%		8/1/2036	AA		1,000	1,122,933
Los Angeles International Airport AMT	5.00%		5/15/2044	Aa3		2,090	2,603,479
Ontario Intl Airport (AGM)	5.00%		5/15/2046	AA		1,500	1,962,613
Orange Cnty Arpt	5.00%		7/1/2029	A+		575	713,151
Riverside Co Trsp Commn	Zero Coupon		6/1/2028	A		1,000	886,938
Riverside Co Trsp Commn	5.75%		6/1/2048	A		1,500	1,629,079
Sacramento Co Arpt	5.00%		7/1/2041	A-		1,130	1,350,914
San Diego Arpt AMT	4.00%		7/1/2044	A-		5,555	6,378,115
San Diego Arpt AMT	5.00%		7/1/2027	A1		1,000	1,088,920
San Diego Arpt AMT	5.00%		7/1/2047	A2		2,000	2,416,813
San Francisco Arpt AMT	4.00%		5/1/2049	A1		1,000	1,148,620
San Francisco Arpt AMT	4.00%		5/1/2050	A1		2,145	2,461,539
San Francisco Arpt AMT	5.00%		5/1/2040	A1		1,500	1,672,319
San Francisco Arpt AMT	5.00%		5/1/2045	A1		1,515	1,878,008
San Francisco Arpt AMT	5.00%		5/1/2050	A1		4,000	4,934,889
San Francisco Port AMT	5.00%		3/1/2030	Aa3		1,415	1,571,320
San Joaquin Hills Trsp Corridor	5.00%		1/15/2029	A-		1,220	1,403,587
San Joaquin Hills Trsp Corridor	5.00%		1/15/2050	A-		4,815	5,414,903
San Joaquin Hills Trsp Corridor	5.25%		1/15/2044	BBB+		2,100	2,370,454

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
San Joaquin Hills Trsp Corridor	5.25%		1/15/2049	BBB+		$1,930	$2,175,181
San Joaquin Hills Trsp Corridor (NPFGC)(FGIC)	Zero Coupon		1/15/2036	Baa2		1,450	1,036,696
San Jose Arpt AMT	5.00%		3/1/2047	A2		3,475	4,160,432
Total							118,333,946

Utilities 11.49%
Adelanto Util Sys (AGM)	5.00%		7/1/2039	AA		1,335	1,649,690
CA Poll Ctl - Poseidon Res†	5.00%		7/1/2039	Baa3		500	607,055
CA Poll Ctl - Poseidon Res†	5.00%		11/21/2045	Baa3		2,500	2,996,661
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA		1,525	1,903,357
El Dorado Irrigation Dist (AGM)	5.25%		3/1/2039	AA		750	850,789
Gilroy Wastewater	3.00%		8/1/2051	AA		1,725	1,854,435
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA		705	788,548
Guam Waterworks Auth	5.00%		1/1/2050	A-		600	738,227
Guam Waterworks Auth	5.50%		7/1/2043	A-		525	578,432
Long Beach Nat Gas - ML	1.534% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A2		1,000	1,038,322
Long Beach Nat Gas - ML	5.50%		11/15/2037	A2		1,900	2,855,905
Los Angeles DWAP - Pwr Sys	5.25%		7/1/2037	Aa2		1,500	1,853,085
Los Angeles DWAP - Pwr Sys	5.25%		7/1/2049	Aa2		2,000	2,570,103
Los Angeles Wastewater	5.00%		6/1/2044	AA+		1,000	1,159,173
Middle Fork Project Finance Authority	5.00%		4/1/2036	Baa3		1,950	2,467,021
Mountain House Util Sys (BAM)	4.00%		12/1/2045	AA		2,720	3,152,663
MSR Energy Auth - Citi	6.50%		11/1/2039	BBB+		2,575	4,249,790
MSR Energy Auth - Citi	7.00%		11/1/2034	BBB+		2,500	3,939,048
Northern CA Gas - Goldman Sachs	4.00%	#(a)	7/1/2049	A2		3,000	3,299,888
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		750	940,521
PR Aqueduct & Swr Auth†	5.00%		7/1/2047	NR		500	599,505
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		1,230	1,301,783
PR Elec Pwr Auth(c)	5.25%		7/1/2024	D	(b)	255	248,625
PR Elec Pwr Auth(c)	5.25%		7/1/2033	D	(b)	115	112,125
PR Elec Pwr Auth(c)	7.00%		7/1/2040	D	(b)	450	449,437
San Diego Water	5.00%		8/1/2043	Aa3		1,000	1,254,882
San Francisco City & Co PUC Wastewater	4.00%		10/1/2043	AA		1,250	1,461,159
Santa Maria Wtr & Wastewtr	5.00%		2/1/2027	AA-		1,000	1,028,318
Silicon Valley Clean Wtr	4.00%		8/1/2046	AA		1,500	1,718,150
Southern CA Pub Pwr Auth - Apex	5.00%		7/1/2038	AA-		1,000	1,125,798

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
Southern CA Pub Pwr Auth - Goldman Sachs	1.588% (3 Mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A2		$770	$746,674
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%		11/1/2033	A2		5,465	7,439,290
Stockton PFA - Wastewater (BAM)	5.00%		9/1/2029	AA		1,000	1,136,794
Transbay Pwr Auth	5.00%		10/1/2025	BBB+	(b)	1,130	1,325,509
Transbay Pwr Auth	5.00%		10/1/2027	BBB+	(b)	1,245	1,539,520
Transbay Pwr Auth	5.00%		10/1/2029	BBB+	(b)	1,370	1,764,524
Transbay Pwr Auth	5.00%		10/1/2031	BBB+	(b)	765	987,159
Transbay Pwr Auth	5.00%		10/1/2032	BBB+	(b)	1,090	1,402,673
Transbay Pwr Auth	5.00%		10/1/2034	BBB+	(b)	300	383,985
Transbay Pwr Auth	5.00%		10/1/2035	BBB+	(b)	200	255,562
Transbay Pwr Auth	5.00%		10/1/2038	BBB+	(b)	650	825,063
Valley Co Wtr Dist	4.50%		1/1/2048	AA-		1,245	1,447,706
Total							68,046,954
Total Investments in Municipal Bonds 98.86% (cost $540,823,106)							585,654,531
Other Assets and Liabilities - Net 1.14%							6,736,982
Net Assets 100.00%							$592,391,513

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by - Financial Guaranty Insurance Company.
LIBOR	London Interbank Offered Rate.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
TCRS	Transferable Custodial Receipt.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2021.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2021, the total value of Rule 144A securities was $26,718,879, which represents 4.51% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Securities purchased on a when-issued basis.

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND June 30, 2021

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Municipal Bonds
Special Tax	$–	$22,685,115	$527,058	$23,212,173
Remaining Industries	–	562,442,358	–	562,442,358
Total	$–	$585,127,473	$527,058	$585,654,531

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments were not considered to be material to the Fund’s net assets at the beginning or end of the period.

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.94%

Corporate-Backed 2.94%
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	$170	$179,351
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	Ba3	1,675	1,771,441
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	Ba3	650	710,510
NJ EDA - Goethals Brdg AMT	5.00%	7/1/2023	A2	70	76,548
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2028	A2	100	111,525
NJ EDA - Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	225	251,949
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB	800	850,618
Total					3,951,942

Education 7.71%
Atlantic Co Impt Auth - Stockton Univ (AGM)	4.00%	7/1/2053	AA	350	413,935
Gloucester Co Impt Auth - Rowan Univ (BAM)	4.00%	7/1/2051	AA	650	760,803
Gloucester Co Impt Auth - Rowan Univ GTD	5.00%	7/1/2044	Aa1	370	463,550
NJ Ed Facs - NJ City Univ (AGM)	5.00%	7/1/2030	AA	840	999,071
NJ Ed Facs - Seton Hall Univ	4.00%	7/1/2046	BBB+	545	593,938
NJ Ed Facs - Seton Hall Univ (AGM)	3.25%	7/1/2049	AA	400	428,223
NJ Ed Facs - Stockton Univ	5.00%	7/1/2034	BBB+	325	376,540
NJ Ed Facs - Stockton Univ	5.00%	7/1/2041	Baa1	800	927,983
NJ Ed Facs - William Paterson University (AGM)	3.00%	7/1/2039	AA	250	271,195
NJ Ed Facs - William Paterson University (AGM)	3.00%	7/1/2040	AA	250	270,684
NJ EDA - Montclair St Univ (AGM)	5.00%	6/1/2042	AA	500	601,012
NJ EDA - NJ City Univ	4.00%	7/1/2036	AA	690	831,710
NJ EDA - Stevens Inst Tech	3.00%	7/1/2050	BBB+	1,005	1,057,881
NJ EDA - Stevens Inst Tech	4.00%	7/1/2050	BBB+	200	230,160
NJ Higher Ed Assistance Auth AMT	2.50%	12/1/2040	AA	500	509,351
NJ Higher Ed Assistance Auth AMT	3.25%	12/1/2039	Aa1	650	704,597
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	Aaa	305	318,849
NJ Inst of Tech	5.00%	7/1/2033	A1	170	216,584
Rutgers State Univ	5.00%	5/1/2028	Aa3	300	379,191
Total					10,355,257

Financial Services 0.18%
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2028	Aaa	200	247,838

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 12.79%
Atlantic City GO (AGM)	5.00%	3/1/2037	AA	$500	$598,966
Atlantic City GO (BAM)	5.00%	3/1/2042	AA	750	891,764
Cumberland Co Impt Auth (BAM)	4.00%	10/1/2048	AA	750	856,230
Essex Co GO GTD	4.00%	11/1/2049	Aaa	1,125	1,273,212
Gloucester Co Impt Auth - Rowan Univ GTD	4.00%	7/1/2048	Aa1	510	588,767
Hudson Cnty Impt Auth	4.00%	10/1/2046	AA	840	1,001,656
Hudson Cnty NJ GO	2.00%	11/15/2035	AA	885	898,377
Hudson Co GO	4.00%	10/1/2051	AA	350	415,406
Hudson Co Impt Auth - Solid Waste GTD	4.00%	1/1/2040	AA	500	589,523
Jersey City GO	5.00%	11/1/2033	AA-	135	167,266
Mercer Cnty GO	4.00%	3/15/2040	AA+	190	223,988
Mercer Cnty GO	4.00%	4/1/2031	AA+	200	241,654
Newark GO (AGM)	4.00%	10/1/2035	AA	250	292,342
Newark GO (AGM)	4.00%	10/1/2037	AA	275	320,027
Newark Hsg Auth - Port Newark	4.00%	1/1/2037	A+	550	616,926
NJ State GO	2.50%	6/1/2038	A3	1,005	1,027,384
NJ State GO	4.00%	6/1/2031	A3	1,035	1,289,936
NJ State GO	4.00%	6/1/2032	A3	540	681,851
NJ State GO	5.00%	6/1/2027	A3	185	216,164
NJ State GO	5.00%	6/1/2027	A3	680	844,850
PR Comwlth GO(a)	5.375%	7/1/2030	Ca	1,000	893,750
Rutherford BOE	2.50%	12/15/2034	AA-	1,000	1,045,910
Somerset Co GO GTD	4.00%	9/1/2050	AAA	1,000	1,195,533
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,018,226
Total					17,189,708

Health Care 11.87%
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2030	BBB+	500	552,320
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2032	BBB+	500	551,356
Camden Co Impt Auth - Cooper Hlth	5.75%	2/15/2042	BBB+	425	455,591
NJ EDA - Bancroft Neuro	5.00%	6/1/2036	NR	220	248,319
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2030	AA-	105	124,777
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2031	AA-	125	148,124
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2027	AA-	300	375,334
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2029	AA-	620	766,104
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2031	AA-	640	786,841
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2033	AA-	260	317,839

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
NJ Hlth - Inspira Hlth	4.00%	7/1/2047	A2	$790	$887,498
NJ Hlth - Inspira Hlth	5.00%	7/1/2034	A2	250	298,096
NJ Hlth - Inspira Hlth	5.00%	7/1/2035	A2	100	122,593
NJ Hlth - Inspira Hlth	5.00%	7/1/2042	A2	610	742,344
NJ Hlth - Princeton Hlth	5.00%	7/1/2039	AA	1,000	1,203,742
NJ Hlth - RWJ Barnabas	5.00%	7/1/2033	AA-	580	703,240
NJ Hlth - RWJ Barnabas	5.00%	7/1/2043	AA-	865	1,031,411
NJ Hlth - St Josephs Hlth	4.00%	7/1/2048	BBB-	1,200	1,325,720
NJ Hlth - St Josephs Hlth	5.00%	7/1/2027	BBB-	100	120,181
NJ Hlth - St Josephs Hlth	5.00%	7/1/2041	BBB-	750	874,686
NJ Hlth - St Peters Univ Hsp	5.75%	7/1/2037	BB+	600	601,991
NJ Hlth - Trinitas Hsp	5.00%	7/1/2030	BBB	245	287,614
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000	1,156,788
NJ Hlth Fin Auth - Valley Health	4.00%	7/1/2044	A	1,010	1,175,884
NJ Hlth Fin Auth - Valley Health	5.00%	7/1/2028	A	595	759,485
NJ Hlth Fin Auth - Valley Health	5.00%	7/1/2030	A	255	331,265
Total					15,949,143

Housing 0.96%
Essex Co Imp Auth - NJIT Stud Hsg (BAM)	4.00%	8/1/2051	AA	1,000	1,190,073
NJ Hsg and Mtg Fin Auth	3.15%	5/1/2053	AA-	100	105,929
Total					1,296,002

Lease Obligations 20.13%
Gloucester Co Impt Auth - Rowan Univ (AGM)	5.00%	11/1/2029	AA	250	301,864
Gloucester Co Impt Auth - Rowan Univ (AGM)	5.00%	11/1/2030	AA	290	349,316
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2033	Baa1	1,060	1,201,018
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2036	Baa1	535	636,439
NJ Ed Facs - Higher Ed Cap Impt	5.50%	9/1/2033	Baa1	410	500,593
NJ EDA - Bldgs	5.00%	6/15/2047	Baa1	540	651,375
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB	1,560	1,747,669
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB	210	236,340
NJ EDA - Sch Facs	4.00%	6/15/2030	Baa1	745	807,366
NJ EDA - Sch Facs	4.00%	6/15/2049	Baa1	1,390	1,599,621
NJ EDA - Sch Facs	5.00%	6/15/2026	Baa1	145	169,575
NJ EDA - Sch Facs	5.00%	3/1/2028	Baa1	375	403,436

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ EDA - Sch Facs	5.00%	6/15/2029	Baa1	$500	$610,052
NJ EDA - Sch Facs	5.00%	6/15/2030	Baa1	160	180,208
NJ EDA - Sch Facs	5.00%	6/15/2031	Baa1	745	838,902
NJ EDA - Sch Facs	5.00%	6/15/2034	Baa1	390	438,094
NJ EDA - Sch Facs	5.00%	6/15/2035	Baa1	640	769,521
NJ EDA - Sch Facs	5.00%	6/15/2042	Baa1	505	604,823
NJ EDA - Sch Facs	5.00%	6/15/2048	Baa1	500	610,697
NJ EDA - State House Proj	5.00%	6/15/2035	Baa1	750	937,082
NJ EDA - Transit	5.00%	11/1/2033	Baa1	500	633,997
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2038	Baa1	520	622,737
NJ Trans Trust Fund	Zero Coupon	12/15/2031	Baa1	1,930	1,559,461
NJ Trans Trust Fund	Zero Coupon	12/15/2038	Baa1	1,110	724,872
NJ Trans Trust Fund	4.00%	6/15/2036	Baa1	850	1,020,252
NJ Trans Trust Fund	4.00%	12/15/2039	Baa1	1,075	1,252,948
NJ Trans Trust Fund	4.00%	6/15/2050	Baa1	1,275	1,451,673
NJ Trans Trust Fund	4.25%	12/15/2038	Baa1	370	431,644
NJ Trans Trust Fund	4.75%	6/15/2038	Baa1	980	1,098,972
NJ Trans Trust Fund	5.00%	6/15/2030	A+	545	643,973
NJ Trans Trust Fund	5.00%	6/15/2031	A+	400	471,377
NJ Trans Trust Fund	5.00%	12/15/2036	Baa1	530	659,660
NJ Trans Trust Fund	5.00%	6/15/2038	Baa1	1,380	1,544,029
NJ Trans Trust Fund	5.25%	6/15/2041	Baa1	205	238,841
NJ Trans Trust Fund	5.25%	6/15/2043	Baa1	720	897,836
PR Infra Fin Auth - Mepsi Campus(a)	6.50%	10/1/2037	NR	500	201,250
Total					27,047,513

Other Revenue 0.31%
Middlesex Co Impt Auth - Heldrich Ctr(a)	6.25%	1/1/2037	NR	1,300	26,000
NJ EDA - Bancroft Neuro	5.00%	6/1/2041	NR	350	391,592
Total					417,592

Special Tax 0.55%
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	744,475

Tax Revenue 5.33%
Casino Reinv Dev Auth	5.25%	11/1/2039	Baa2	525	568,090
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	554,170
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,486,006

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
Guam - Business Privilege Tax(b)	4.00%	1/1/2042	Ba1	$250	$285,490
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB	550	563,247
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB	330	341,936
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB	120	123,664
NJ Trans Trust Fund	3.00%	6/15/2050	Baa1	400	419,583
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	18	15,722
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	235	189,743
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	598	449,798
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	2,675	640,531
PR Corp Sales Tax	4.329%	7/1/2040	NR	492	552,668
PR Corp Sales Tax	4.329%	7/1/2040	NR	96	107,838
PR Corp Sales Tax	4.536%	7/1/2053	NR	3	3,375
PR Corp Sales Tax	4.55%	7/1/2040	NR	19	21,625
PR Corp Sales Tax	4.75%	7/1/2053	NR	267	303,990
PR Corp Sales Tax	4.784%	7/1/2058	NR	40	45,655
PR Corp Sales Tax	5.00%	7/1/2058	NR	420	485,149
Total					7,158,280

Tobacco 3.78%
NJ EDA - Cigarette Tax	5.00%	6/15/2026	BBB	1,025	1,060,047
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	2,350	2,794,677
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	1,000	1,225,511
Total					5,080,235

Transportation 24.57%
Delaware River & Bay Auth	4.00%	1/1/2044	A1	850	974,382
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,088,800
Delaware River Port Auth	5.00%	1/1/2022	A	1,115	1,140,118
Delaware River Port Auth	5.00%	1/1/2040	A+	520	649,892
Delaware River Toll Brdg Commn	3.00%	7/1/2049	A1	1,000	1,067,884
Delaware River Toll Brdg Commn	4.00%	7/1/2047	A1	1,205	1,352,259
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	280	346,407
NJ EDA - Goethals Brdg AMT (AGM)	5.125%	1/1/2039	AA	925	1,034,477
NJ EDA - Port Newark AMT	5.00%	10/1/2047	Baa3	930	1,077,656
NJ EDA - Transit	4.00%	11/1/2044	Baa1	250	288,423
NJ Tpk Auth	4.00%	1/1/2043	A+	1,010	1,169,144
NJ Tpk Auth	4.00%	1/1/2048	A+	1,000	1,160,611

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
NJ Tpk Auth	4.00%	1/1/2051	A+	$1,000	$1,187,691
NJ Tpk Auth	5.00%	1/1/2030	A+	585	735,111
NJ Tpk Auth	5.00%	1/1/2030	A+	510	621,536
NJ Tpk Auth	5.00%	1/1/2033	A+	560	701,368
NJ Tpk Auth	5.00%	1/1/2034	A+	615	749,226
NJ Tpk Auth	5.00%	1/1/2034	A+	510	587,034
NJ Tpk Auth	5.00%	1/1/2035	A+	515	610,297
NJ Tpk Auth	5.00%	1/1/2037	A+	340	422,272
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	810	1,044,059
NJ Trans Trust Fund	4.00%	6/15/2050	Baa1	1,080	1,254,939
NJ Trans Trust Fund	5.00%	6/15/2028	A+	1,000	1,193,461
Port Auth NY & NJ	4.00%	7/15/2040	Aa3	435	520,925
Port Auth NY & NJ	4.00%	9/1/2043	Aa3	850	993,813
Port Auth NY & NJ	5.00%	11/15/2033	Aa3	500	623,297
Port Auth NY & NJ	5.00%	10/15/2035	Aa3	500	611,932
Port Auth NY & NJ	5.00%	7/15/2038	Aa3	420	523,956
Port Auth NY & NJ	5.00%	11/15/2047	Aa3	575	707,067
Port Auth NY & NJ AMT	4.00%	9/1/2043	Aa3	950	1,114,299
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3	200	230,927
Port Auth NY & NJ AMT	4.00%	7/15/2061	Aa3	500	585,202
Port Auth NY & NJ AMT	5.00%	9/15/2029	Aa3	320	401,109
Port Auth NY & NJ AMT	5.00%	9/15/2032	Aa3	505	625,359
Port Auth NY & NJ AMT	5.00%	11/15/2032	Aa3	500	605,384
Port Auth NY & NJ AMT	5.00%	9/15/2033	Aa3	560	691,834
Port Auth NY & NJ AMT	5.00%	10/15/2036	Aa3	1,190	1,343,400
South Jersey Port Corp AMT	5.00%	1/1/2048	Baa1	500	588,308
South Jersey Trans Auth	5.00%	11/1/2039	BBB+	530	590,813
South Jersey Trans Auth (BAM)	4.00%	11/1/2050	AA	1,000	1,169,645
South Jersey Trans Auth (BAM)	5.00%	11/1/2045	AA	500	633,097
Total					33,017,414

Utilities 7.82%
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	400	447,403
Guam Waterworks Auth	5.00%	7/1/2036	A-	100	114,499
Guam Waterworks Auth	5.00%	1/1/2050	A-	300	369,114
NJ EDA - Middlesex Water AMT	4.00%	8/1/2059	A+	500	554,666
NJ EDA - Nat Gas	3.50%	4/1/2042	A1	1,655	1,727,987

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
NJ EDA - Nat Gas AMT	3.00%		8/1/2041	A1		$1,000	$1,014,678
NJ EDA - NJ American Wtr Co AMT	2.20%	#(c)	10/1/2039	A+		500	532,587
NJ EDA - UMM Energy AMT	4.75%		6/15/2032	Baa2		1,000	1,032,479
NJ Infra Bank-NJ-Am Wtr Co AMT	4.00%		9/1/2036	AAA		335	387,082
NJ Infra Bank-NJ-Am Wtr Co AMT	4.00%		9/1/2047	AAA		1,500	1,705,900
NJ Tpk Auth	5.00%		1/1/2031	A+		510	640,779
Passaic Valley Swr (AGM)	3.00%		12/1/2038	AA		1,000	1,088,255
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		250	313,507
PR Aqueduct & Swr Auth†	5.00%		7/1/2047	NR		250	299,753
PR Elec Pwr Auth(a)	5.00%		7/1/2037	D	(d)	110	106,975
PR Elec Pwr Auth(a)	5.75%		7/1/2036	D	(d)	75	73,594
PR Elec Pwr Auth(a)	7.00%		7/1/2040	D	(d)	100	99,875
Total							10,509,133
Total Investments in Municipal Bonds 98.94% (cost $123,842,455)							132,964,532
Other Assets and Liabilities - Net 1.06%							1,421,966
Net Assets 100.00%							$134,386,498

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
GTD	Guaranteed.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2021.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2021, the total value of Rule 144A securities was $613,260, which represents 0.46% of net assets.
(a)	Defaulted (non-income producing security).
(b)	Securities purchased on a when-issued basis.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	This investment has been rated by Fitch IBCA.

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$132,964,532	$–	$132,964,532
Total	$–	$132,964,532	$–	$132,964,532

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.14%

Corporate-Backed 8.18%
Brooklyn Arena LDC - Barclays Ctr	Zero Coupon		7/15/2047	Ba1		$250	$121,832
Build NYC Res Corp - Pratt Paper AMT†	4.50%		1/1/2025	NR		180	193,371
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR		250	282,257
Liberty Dev Corp - Goldman Sachs	5.25%		10/1/2035	A2		7,215	10,402,987
Liberty Dev Corp - Goldman Sachs	5.50%		10/1/2037	A2		3,380	5,118,210
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1		1,750	1,850,475
NY Env Facs - Casella Waste AMT	2.75%	#(a)	9/1/2050	B		500	529,011
NY Env Facs - Casella Waste AMT†	2.875%	#(a)	12/1/2044	B		1,500	1,627,886
NY Liberty Dev Corp - 3 WTC†	5.00%		11/15/2044	NR		6,655	7,375,714
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR		750	848,063
NY Liberty Dev Corp - 3 WTC†	7.25%		11/15/2044	NR		1,000	1,123,912
NY Liberty Dev Corp - 7 WTC	5.00%		9/15/2040	Aaa		1,015	1,047,295
NY Liberty Dev Corp - BofA Tower	2.80%		9/15/2069	Baa2		4,630	4,754,094
NY Trans Dev Corp - American Airlines AMT	2.25%		8/1/2026	B	(b)	250	256,783
NY Trans Dev Corp - American Airlines AMT	3.00%		8/1/2031	B	(b)	500	531,325
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-		1,650	1,991,219
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-		1,025	1,316,827
NY Trans Dev Corp - JFK IAT AMT	4.00%		12/1/2038	Baa1		2,370	2,822,669
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB+		1,825	1,897,763
Westchester Co - Miriam Osborn Memorial	5.00%		7/1/2034	A-	(b)	200	228,745
Total							44,320,438

Education 13.12%
Build NYC Res Corp - Manhattan Clg	5.00%		8/1/2033	A-		1,125	1,346,225
Build NYC Res Corp - NY Law	5.00%		7/1/2041	BBB-		1,175	1,355,886
Build NYC Res Corp - Packer Collegiate	5.00%		6/1/2040	A2		1,000	1,112,951
Dutchess Co LDC - Anderson Ctr	6.00%		10/1/2030	BB+		725	726,590
Dutchess Co LDC - Bard College†	5.00%		7/1/2045	BB+		1,000	1,237,549
Dutchess Co LDC - Bard College†	5.00%		7/1/2051	BB+		1,000	1,232,015
Dutchess Co LDC - Culinary Institute	5.00%		7/1/2033	Baa2		390	450,790
Dutchess Co LDC - Culinary Institute	5.00%		7/1/2041	Baa2		200	229,100
Dutchess Co LDC - Culinary Institute	5.00%		7/1/2046	Baa2		275	313,235
Dutchess Co LDC - Vassar College	5.00%		7/1/2034	Aa3		250	307,279
Hempstead Town LDC - Adelphi Univ	4.00%		2/1/2039	A-		2,125	2,429,376
Hempstead Town LDC - Adelphi Univ	5.00%		6/1/2029	A-		430	545,618
Hempstead Town LDC - Adelphi Univ	5.00%		6/1/2030	A-		200	258,071

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
Hempstead Town LDC - Adelphi Univ	5.00%	6/1/2031	A-	$300	$396,109
Hempstead Town LDC - Adelphi Univ	5.00%	6/1/2032	A-	330	426,645
Hempstead Town LDC - Hofstra Univ	5.00%	7/1/2042	A	545	665,004
Hempstead Town LDC - Molloy Clg	5.00%	7/1/2034	BBB	825	983,322
Hempstead Town LDC - Molloy Clg	5.00%	7/1/2037	BBB	630	748,172
Hempstead Town LDC - Molloy Clg	5.00%	7/1/2039	BBB	555	657,010
Monroe Co IDA - Univ of Rochester	5.00%	7/1/2031	AA-	350	433,058
New Rochelle LDC - Iona Clg	5.00%	7/1/2028	BBB	205	235,378
New Rochelle LDC - Iona Clg	5.00%	7/1/2029	BBB	250	286,037
New Rochelle LDC - Iona Clg	5.00%	7/1/2030	BBB	220	250,266
New Rochelle LDC - Iona Clg	5.00%	7/1/2031	BBB	200	226,782
NY Dorm - Barnard Clg	4.00%	7/1/2034	A2	450	536,790
NY Dorm - Barnard Clg	4.00%	7/1/2036	A2	325	386,243
NY Dorm - Barnard Clg	4.00%	7/1/2037	A2	710	841,700
NY Dorm - Barnard Clg	4.00%	7/1/2045	A2	1,020	1,190,046
NY Dorm - Barnard Clg	5.00%	7/1/2028	A2	590	689,508
NY Dorm - Fordham Univ	4.00%	7/1/2050	A	3,500	4,068,918
NY Dorm - Fordham Univ	5.00%	7/1/2035	A	550	658,248
NY Dorm - Long Island Univ	5.00%	9/1/2026	BBB+	1,000	1,037,629
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-	2,000	2,301,742
NY Dorm - NYU	4.00%	7/1/2045	Aa2	1,000	1,166,711
NY Dorm - NYU	5.00%	7/1/2028	Aa2	1,000	1,255,941
NY Dorm - NYU	5.00%	7/1/2029	Aa2	1,000	1,248,212
NY Dorm - NYU	5.00%	7/1/2042	Aa2	1,500	1,923,469
NY Dorm - Pace Univ	4.00%	5/1/2022	NR	25	25,809
NY Dorm - Pace Univ	5.00%	5/1/2023	BBB-	905	979,246
NY Dorm - Pace Univ	5.00%	5/1/2023	NR	20	21,769
NY Dorm - PIT	5.00%	2/15/2039	AA+	1,000	1,222,482
NY Dorm - PIT	5.00%	2/15/2041	AA+	2,995	3,710,093
NY Dorm - PIT	5.00%	2/15/2041	NR	5	6,286
NY Dorm - Pratt Institute	5.00%	7/1/2034	NR	1,035	1,178,037
NY Dorm - Pratt Institute	5.00%	7/1/2039	A2	1,010	1,206,587
NY Dorm - St Johns Univ	5.00%	7/1/2027	A-	250	291,925
NY Dorm - SUNY Empire Commons	5.00%	5/1/2030	A	350	415,855
NY Dorm - SUNY Empire Commons	5.00%	5/1/2032	A	250	295,225
NY Dorm - The New School	5.00%	7/1/2028	A3	780	945,888

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
NY Dorm - Touro Clg	5.00%	1/1/2047	BBB-	(b)	$1,600	$1,868,795
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(b)	1,225	1,361,050
NYC IDA - Yankee Stadium (AGM)	3.00%	3/1/2049	AA		2,000	2,129,630
NYC IDA - Yankee Stadium (AGM)	4.00%	3/1/2045	AA		1,600	1,874,523
Onondaga CDC - Upstate Prop Dev	5.50%	12/1/2031	NR		1,000	1,022,169
Rochester Institute of Technology	4.00%	7/1/2044	A1		4,510	5,265,360
Rochester Institute of Technology	5.00%	7/1/2049	A1		1,530	1,911,957
St Lawrence IDA - Clarkson Univ	5.00%	9/1/2037	Baa1		455	592,764
St Lawrence IDA - Clarkson Univ	5.00%	9/1/2038	Baa1		475	617,311
St Lawrence IDA - Clarkson Univ	5.00%	9/1/2041	Baa1		160	206,301
St Lawrence IDA - Clarkson Univ	6.00%	9/1/2034	Baa1		1,625	1,640,129
Troy Cap Res Corp - RPI	4.00%	9/1/2031	A3		250	305,251
Troy Cap Res Corp - RPI	4.00%	9/1/2032	A3		450	544,848
Troy Cap Res Corp - RPI	4.00%	9/1/2033	A3		110	132,554
Troy Cap Res Corp - RPI	4.00%	9/1/2034	A3		160	192,586
Troy Cap Res Corp - RPI	4.00%	9/1/2035	A3		190	228,490
Troy Cap Res Corp - RPI	4.00%	9/1/2036	A3		300	359,962
Troy Cap Res Corp - RPI	4.00%	9/1/2040	A3		1,000	1,188,870
Troy Cap Res Corp - RPI	5.00%	8/1/2032	A3		1,415	1,655,111
Univ of Rochester	4.00%	7/1/2043	AA-		1,000	1,142,255
Westchester Co - Miriam Osborn Memorial	5.00%	7/1/2042	A-	(b)	450	511,107
Westchester Co - Sarah Lawrence College	4.00%	6/1/2033	BBB-		1,700	1,862,762
Total						71,070,612

General Obligation 6.96%
City of Syracuse	4.00%	5/15/2034	A1		725	820,232
Erie CO GO	5.00%	9/15/2028	AA-		275	325,150
Jefferson Co - Samaritan Med Ctr	5.00%	11/1/2037	BBB-		2,000	2,412,192
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,146,601
NYC GO	4.00%	8/1/2034	AA		3,000	3,674,404
NYC GO	4.00%	8/1/2037	AA		2,000	2,417,839
NYC GO	4.00%	3/1/2050	AA		1,500	1,756,020
NYC GO	5.00%	8/1/2026	AA		1,750	2,073,533
NYC GO	5.00%	8/1/2026	AA		1,000	1,219,898
NYC GO	5.00%	8/1/2027	AA		1,700	1,975,315
NYC GO	5.00%	8/1/2029	AA		3,000	3,646,268
NYC GO	5.00%	10/1/2039	AA		1,000	1,226,185

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
NYC GO	5.00%	8/1/2043	AA		$1,370	$1,727,658
NYC GO	5.00%	12/1/2044	AA		2,535	3,157,950
NYC GO	5.00%	4/1/2045	AA		1,380	1,689,166
NYC GO	5.00%	3/1/2050	AA		2,000	2,567,801
PR Comwlth GO(c)	5.00%	7/1/2027	Ca		65	59,800
PR Comwlth GO(c)	5.125%	7/1/2028	Ca		155	142,212
PR Comwlth GO(c)	5.375%	7/1/2030	Ca		4,185	3,740,344
PR Comwlth GO(c)	5.50%	7/1/2027	Ca		60	52,950
PR Comwlth GO(c)	6.125%	7/1/2033	Ca		170	156,187
Suffolk Co GO (AGM)	5.00%	2/1/2025	AA		1,460	1,691,924
Total						37,679,629

Health Care 11.65%
Brookhaven Co - Jefferson’s Ferry Proj	4.00%	11/1/2045	BBB	(b)	1,000	1,092,132
Brookhaven Co - Jefferson’s Ferry Proj	4.00%	11/1/2055	BBB	(b)	1,000	1,085,179
Brookhaven Co - Long Island Cmnty Hospital	4.00%	10/1/2045	BBB-		1,865	2,114,993
Brookhaven Co - Long Island Cmnty Hospital	5.00%	10/1/2050	BBB-		1,000	1,236,130
Broome Co - United Health Services (AGM)	3.00%	4/1/2036	AA		1,030	1,117,294
Broome Co - United Health Services (AGM)	3.00%	4/1/2037	AA		1,500	1,622,657
Buffalo & Erie IDC - Catholic Hlth	5.00%	7/1/2025	BBB		300	349,915
Buffalo & Erie IDC - Orchard Park	5.00%	11/15/2037	BBB	(b)	1,000	1,126,685
Dutchess Co Dev Corp - Nuvance Hlt	4.00%	7/1/2044	A-		1,250	1,452,269
Dutchess Co Dev Corp - Nuvance Hlt	4.00%	7/1/2049	A-		2,120	2,449,813
Dutchess Co LDC - Health Quest	5.00%	7/1/2034	A-		500	569,100
Dutchess Co LDC - Health Quest	5.00%	7/1/2035	A-		1,600	1,913,176
Monroe Co IDA - Rochester General Hospital	4.00%	12/1/2035	BBB+		500	591,932
Monroe Co IDA - Rochester General Hospital	4.00%	12/1/2036	BBB+		400	472,787
Monroe Co IDA - Rochester General Hospital	5.00%	12/1/2034	BBB+		250	295,388
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2027	A-		625	707,409
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2028	A-		2,045	2,311,375
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2033	A-		600	673,386
NY Dorm - Catholic Hlth	4.00%	7/1/2045	BBB		2,895	3,301,099

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
NY Dorm - Catholic Hlth	5.00%	7/1/2032	BBB		$500	$520,819
NY Dorm - Maimondes Med Ctr	3.00%	2/1/2050	AA+		1,000	1,053,582
NY Dorm - Montefiore	4.00%	8/1/2036	BBB		375	431,991
NY Dorm - Montefiore	4.00%	8/1/2037	BBB		1,720	1,976,997
NY Dorm - Montefiore	4.00%	8/1/2038	BBB		595	682,650
NY Dorm - Montefiore	4.00%	9/1/2050	BBB		4,000	4,592,990
NY Dorm - Montefiore	5.00%	8/1/2033	BBB		1,040	1,285,710
NY Dorm - Montefiore	5.00%	8/1/2034	BBB		390	481,074
NY Dorm - Montefiore	5.00%	8/1/2035	BBB		525	646,800
NY Dorm - North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,157,467
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2032	A		810	963,211
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2033	A		760	902,085
NY Dorm - NYU Langone	4.00%	7/1/2053	A		2,500	2,923,913
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,000	1,155,753
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-		1,900	2,325,183
NYC Hlth & Hsp Corp	4.00%	2/15/2045	Aa3		1,250	1,485,032
NYC Hlth & Hsp Corp	4.00%	2/15/2048	Aa3		1,285	1,522,628
NYC IDA - Yankee Stadium	3.00%	3/1/2049	Baa1		2,000	2,060,790
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%	12/1/2049	AA		4,645	5,293,745
Southhold LDC - Peconic Landing	5.00%	12/1/2045	BBB-	(b)	1,000	1,098,506
Tompkins Co Dev Corp - Kendal Ithaca	5.00%	7/1/2044	BBB+		920	1,004,117
Westchester CO Hlth Care	5.00%	11/1/2033	Baa2		1,000	1,165,253
Westchester CO Hlth Care	5.00%	11/1/2034	Baa2		985	1,147,709
Westchester CO Hlth Care	5.00%	11/1/2046	Baa2		2,240	2,600,394
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	110,458
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		40	40,175
Total						63,111,751

Housing 0.97%
NY State Hsg	3.15%	11/1/2054	Aa2		1,000	1,040,098
NYC HDC	3.35%	11/1/2065	AA+		1,915	2,013,312
NYC Hsg - 8 Spruce St	4.50%	2/15/2048	NR		1,000	1,037,985
Westchester Co - SUNY Purchase Hsg	5.00%	6/1/2047	BBB		1,000	1,138,966
Total						5,230,361

Lease Obligations 3.82%
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2027	AA		1,750	2,084,160
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2028	AA		1,050	1,247,517

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
Hudson Yards	5.00%		2/15/2031	Aa3	$2,000	$2,443,197
Hudson Yards	5.00%		2/15/2033	Aa3	1,075	1,308,386
NY Dorm - Court Facs	Zero Coupon		8/1/2021	AA	2,265	2,264,547
NY Dorm - Master BOCES	5.50%		8/15/2026	Aa3	1,560	1,569,980
NY Dorm- Saint Lawerence-Lewis Boces (BAM)	4.00%		8/15/2050	AA	2,500	2,774,494
NY Liberty Dev Corp - 4 WTC	5.00%		11/15/2031	A	1,000	1,017,304
NYC Eductnl Const	4.00%		4/1/2038	AA-	1,525	1,839,332
NYC TFA - Bldg Aid	5.00%		7/15/2027	AA	1,425	1,430,565
NYC TFA - Bldg Aid	5.00%		7/15/2035	AA	2,005	2,488,424
PR Infra Fin Auth - Mepsi Campus(c)	6.50%		10/1/2037	NR	500	201,250
Total						20,669,156

Other 0.79%
Build NYC Res Corp - Childrens Aid Soc	4.00%		7/1/2044	A+	1,340	1,555,750
Build NYC Res Corp - Childrens Aid Soc	4.00%		7/1/2049	A+	2,380	2,748,352
Total						4,304,102

Other Revenue 1.04%
Brooklyn Arena LDC - Barclays Ctr	5.00%		7/15/2042	Ba1	3,000	3,517,482
NYC Cultural - Lincoln Center	4.00%		12/1/2033	A	1,750	2,119,705
Total						5,637,187

Special Tax 1.81%
NYC IDA - Queens Stadium (AGM)	3.00%		1/1/2040	AA	1,975	2,154,149
NYC IDA - Queens Stadium (AGM)	3.00%		1/1/2046	AA	1,095	1,180,137
NYC IDA - Yankee Stadium	4.00%		3/1/2045	Baa1	1,800	2,058,462
NYC IDA - Yankee Stadium (AGC)	Zero Coupon		3/1/2043	AA	420	243,616
NYC IDA - Yankee Stadium (AGC)	Zero Coupon		3/1/2044	AA	640	359,033
NYC IDA - Yankee Stadium (AGC)	Zero Coupon		3/1/2047	AA	370	188,340
NYC IDA - Yankee Stadium (FGIC)	5.04% (CPI Based)	#	3/1/2026	Baa1	3,450	3,627,492
Total						9,811,229

Tax Revenue 13.94%
Guam - Business Privilege Tax(d)	4.00%		1/1/2042	Ba1	750	856,470
Hudson Yards	5.75%		2/15/2047	AA-	875	878,771
MTA NY	4.00%		11/15/2035	AA	330	373,090

See Notes to Schedule of Investments.	147

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)
MTA NY	5.25%	11/15/2032	AA		$650	$798,262
MTA NY - Dedicated Tax	5.00%	11/15/2034	AA		1,045	1,285,846
MTA NY - Dedicated Tax	5.25%	11/15/2031	AA		1,215	1,492,853
MTA NY - Dedicated Tax	5.25%	11/15/2034	AA		455	555,842
NY Dorm - PIT	4.00%	3/15/2049	Aa2		5,895	6,949,512
NY Dorm - PIT	5.00%	3/15/2027	AA+		1,250	1,459,059
NY Dorm - PIT	5.00%	3/15/2032	Aa2		3,000	3,869,733
NY Dorm - PIT	5.00%	2/15/2042	AA+		2,055	2,540,975
NY Dorm - PIT	5.00%	3/15/2045	Aa2		2,000	2,482,901
NY Dorm - Sales Tax	5.00%	3/15/2043	AA+		2,025	2,474,138
NY Dorm - Touro Clg	4.00%	1/1/2043	BBB-	(b)	210	231,032
NY St Dorm Auth - PIT	4.00%	3/15/2048	Aa2		1,900	2,207,838
NY UDC - PIT	4.00%	3/15/2045	Aa2		1,000	1,183,333
NY UDC - PIT	4.00%	3/15/2047	AA+		1,650	1,890,420
NY UDC - PIT	5.00%	3/15/2033	AA+		2,010	2,167,911
NY UDC - PIT	5.00%	3/15/2036	AA+		1,500	1,676,292
NY UDC - PIT	5.00%	3/15/2040	AA+		1,000	1,237,321
NY UDC Sales Tax	4.00%	3/15/2044	Aa2		1,250	1,470,605
NYC TFA - Future Tax	4.00%	8/1/2039	AAA		1,000	1,173,390
NYC TFA - Future Tax	4.00%	11/1/2042	AAA		1,675	1,973,035
NYC TFA - Future Tax	4.00%	5/1/2043	AAA		2,000	2,317,796
NYC TFA - Future Tax	4.00%	5/1/2045	AAA		2,000	2,375,115
NYC TFA - Future Tax	5.00%	11/1/2030	AAA		2,075	2,584,570
NYC TFA - Future Tax	5.00%	11/1/2032	AAA		1,535	1,908,139
NYC TFA - Future Tax	5.00%	5/1/2035	AAA		1,230	1,524,971
NYC TFA - Future Tax	5.00%	8/1/2040	AAA		2,530	3,135,813
NYC TFA - Future Tax	5.00%	8/1/2041	AAA		2,975	3,680,943
NYC TFA - Future Tax	5.00%	8/1/2042	AAA		2,700	3,378,727
NYC TFA - Future Tax	5.00%	2/1/2043	AAA		2,510	3,050,554
NYC TFA - Future Tax	5.00%	5/1/2043	AAA		1,400	1,714,607
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR		163	142,368
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR		708	571,650
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR		710	534,041
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR		7,476	1,790,136
PR Corp Sales Tax	4.329%	7/1/2040	NR		858	963,800
PR Corp Sales Tax	4.329%	7/1/2040	NR		489	549,298
PR Corp Sales Tax	4.536%	7/1/2053	NR		64	71,994

148	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	4.55%	7/1/2040	NR	$153	$174,136
PR Corp Sales Tax	4.75%	7/1/2053	NR	1,199	1,365,108
PR Corp Sales Tax	4.784%	7/1/2058	NR	180	205,447
PR Corp Sales Tax	5.00%	7/1/2058	NR	1,922	2,220,135
Total					75,487,977

Tobacco 3.80%
Erie Co Tobacco	Zero Coupon	6/1/2055	NR	8,000	841,893
Erie Co Tobacco†	Zero Coupon	6/1/2060	NR	20,000	1,066,730
Monroe Co Tobacco†	Zero Coupon	6/1/2061	NR	10,000	490,127
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	15,000	1,173,544
Nassau CO Tobacco	5.125%	6/1/2046	CCC+	2,085	2,130,915
NY Co Tobacco Trust	Zero Coupon	6/1/2060	NR	20,000	1,275,000
Rockland Tobacco†	Zero Coupon	8/15/2060	NR	10,575	566,705
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	BBB	1,335	1,372,174
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB	1,175	1,209,390
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR	1,350	1,352,674
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR	1,000	1,027,763
TSASC	5.00%	6/1/2034	A-	1,000	1,208,464
TSASC	5.00%	6/1/2035	A-	300	362,129
TSASC	5.00%	6/1/2036	A-	100	120,490
TSASC	5.00%	6/1/2041	BBB+	510	599,282
TSASC	5.00%	6/1/2048	NR	3,300	3,641,927
Westchester Tobacco Asset Securitization Corp	5.125%	6/1/2051	B	1,845	2,126,110
Total					20,565,317

Transportation 25.30%
Buffalo & Erie PBA - Peace Bridge	5.00%	1/1/2034	A+	600	726,650
MTA NY	4.00%	11/15/2051	A3	3,090	3,563,116
MTA NY	4.75%	11/15/2045	A3	3,095	3,812,365
MTA NY	5.00%	11/15/2023	A3	2,860	3,040,365
MTA NY	5.00%	11/15/2028	A3	790	1,010,834
MTA NY	5.00%	11/15/2029	A3	1,900	2,390,203
MTA NY	5.00%	11/15/2029	A3	1,650	1,931,237
MTA NY	5.00%	11/15/2030	A3	205	256,279
MTA NY	5.00%	11/15/2030	A3	1,745	2,096,255
MTA NY	5.00%	11/15/2033	A3	1,640	2,035,003

See Notes to Schedule of Investments.	149

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
MTA NY	5.00%		11/15/2041	A3		$1,050	$1,225,278
MTA NY	5.00%	#(a)	11/15/2045	A3		900	1,171,310
MTA NY	5.00%		11/15/2050	A3		2,005	2,502,669
MTA NY	5.25%		11/15/2028	A3		3,740	4,447,649
MTA NY	5.25%		11/15/2035	A3		1,170	1,313,698
MTA NY - Dedicated Tax	5.00%		11/15/2033	AA		1,520	1,872,001
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2027	A3		1,000	1,114,669
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2036	A3		850	1,067,401
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2038	A3		725	906,523
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2039	A3		350	436,737
NY Bridge Auth	4.00%		1/1/2027	Aa3		1,000	1,017,778
NY Trans Dev Corp - Delta AMT	4.00%		1/1/2036	Baa3		3,495	4,017,641
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2036	Baa3		2,295	2,800,281
NY Trans Dev Corp - Delta AMT	5.00%		10/1/2040	Baa3		2,260	2,888,961
NY Trans Dev Corp - JFK IAT	4.00%		12/1/2041	Baa1		1,000	1,202,034
NY Trans Dev Corp - JFK IAT AMT	4.00%		12/1/2039	Baa1		345	409,879
NY Trans Dev Corp - JFK IAT AMT	4.00%		12/1/2040	Baa1		1,300	1,541,788
NY Trans Dev Corp - JFK IAT AMT	4.00%		12/1/2041	Baa1		2,790	3,300,345
NY Trans Dev Corp - JFK IAT AMT	5.00%		12/1/2034	Baa1		545	706,546
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%		7/1/2031	Baa3		2,000	2,177,763
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%		7/1/2046	Baa3		2,050	2,214,209
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%		1/1/2050	Baa3		12,280	13,903,868
NY Trans Dev Corp - TOGA AMT	5.00%		1/1/2023	Baa3		1,500	1,599,182
NY Twy Auth	4.00%		1/1/2041	A2		1,400	1,647,524
NY Twy Auth	5.00%		1/1/2032	A1		150	186,996
NY Twy Auth	5.00%		1/1/2036	A1		1,760	1,956,850
NY Twy Auth (BAM)	4.00%		1/1/2037	AA		1,000	1,199,883
NY Twy Auth TCRS (BAM)	4.00%		1/1/2050	AA		2,500	2,927,740
NYS Thruway - Service Area Proj AMT	4.00%		10/31/2041	BBB-	(b)	860	1,017,018
NYS Thruway - Service Area Proj AMT	4.00%		10/31/2046	BBB-	(b)	1,525	1,791,572
NYS Thruway - Service Area Proj AMT	4.00%		4/30/2053	BBB-	(b)	3,245	3,792,746

150	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Port Auth NY & NJ	4.00%	7/15/2036	Aa3	$2,020	$2,444,950
Port Auth NY & NJ AMT	4.00%	9/1/2043	Aa3	5,055	5,929,245
Port Auth NY & NJ AMT	4.00%	11/1/2047	Aa3	4,000	4,678,369
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3	800	923,709
Port Auth NY & NJ AMT	4.00%	7/15/2061	Aa3	1,500	1,755,606
Port Auth NY & NJ AMT	5.00%	10/15/2027	Aa3	1,485	1,837,032
Port Auth NY & NJ AMT	5.00%	9/15/2028	Aa3	1,000	1,262,617
Port Auth NY & NJ AMT	5.00%	11/15/2031	Aa3	3,415	4,204,442
Port Auth NY & NJ AMT	5.00%	9/1/2032	Aa3	805	1,030,934
Port Auth NY & NJ AMT	5.00%	11/15/2032	Aa3	2,850	3,450,687
Port Auth NY & NJ AMT	5.00%	9/15/2033	Aa3	2,820	3,483,876
Port Auth NY & NJ AMT	5.00%	10/15/2033	Aa3	1,000	1,206,095
Port Auth NY & NJ AMT	5.00%	9/15/2034	Aa3	1,000	1,232,257
Port Auth NY & NJ AMT	5.00%	4/1/2036	Aa3	1,050	1,255,358
Port Auth NY & NJ AMT	5.00%	10/15/2041	Aa3	1,250	1,267,003
Port Auth NY & NJ AMT	5.00%	9/15/2048	Aa3	365	439,492
Triborough Brdg & Tunl Auth	4.00%	11/15/2044	AA-	2,145	2,517,809
Triborough Brdg & Tunl Auth	4.00%	11/15/2048	AA-	2,015	2,328,603
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-	1,000	1,233,459
Triborough Brdg & Tunl Auth	5.00%	11/15/2047	AA-	1,135	1,393,271
Triborough Brdg & Tunl Auth	5.00%	11/15/2054	AA-	1,200	1,540,759
Triborough Brdg & Tunl Auth NY - Payroll Mobility Tax	4.00%	5/15/2046	AA+	2,000	2,420,766
Total					137,057,185

Utilities 7.76%
Buffalo Muni Wtr Fin Auth (AGM)	5.00%	7/1/2043	AA	600	709,967
Buffalo Muni Wtr Fin Auth (AGM)	5.00%	7/1/2048	AA	1,750	2,056,798
Guam Pwr Auth	5.00%	10/1/2021	BBB	500	505,474
Guam Waterworks Auth	5.00%	7/1/2036	A-	400	457,994
Guam Waterworks Auth	5.00%	1/1/2050	A-	600	738,227
Long Island Power Auth	5.00%	9/1/2025	A	1,000	1,055,821
Long Island Power Auth	5.00%	9/1/2034	A	2,000	2,268,121
Long Island Power Auth	5.00%	9/1/2039	A	1,000	1,130,362
Long Island Power Auth	5.00%	9/1/2047	A	1,115	1,360,177
Long Island Power Auth (AGC)	5.25%	9/1/2029	AA	2,000	2,636,873
New York St Pwr Auth	4.00%	11/15/2045	AA	1,325	1,584,969

See Notes to Schedule of Investments.	151

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2021

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
NY Elec Sys - LIPA		4.00%	9/1/2038	A		$1,500	$1,765,323
NY Elec Sys - LIPA		4.00%	9/1/2039	A		1,000	1,174,579
NYC Muni Water		4.00%	6/15/2049	AA+		2,985	3,455,787
NYC Muni Water		5.00%	6/15/2035	AA+		1,675	1,895,989
NYC Muni Water		5.00%	6/15/2035	AA+		1,550	1,691,187
NYC Muni Water		5.00%	6/15/2036	AA+		1,750	1,979,229
NYC Muni Water		5.00%	6/15/2036	AA+		2,250	2,544,723
NYC Muni Water		5.00%	6/15/2040	AA+		1,250	1,576,480
NYC Muni Water		5.00%	6/15/2046	AA+		3,140	3,823,940
NYC Muni Water		5.00%	6/15/2048	AA+		1,675	2,068,082
NYC Muni Water		5.25%	6/15/2037	AA+		1,500	1,867,038
NYC Muni Water		5.25%	6/15/2047	AA+		1,000	1,238,642
PR Aqueduct & Swr Auth†		5.00%	7/1/2030	NR		500	627,014
PR Aqueduct & Swr Auth†		5.00%	7/1/2047	NR		500	599,505
PR Elec Pwr Auth(c)		5.75%	7/1/2036	D	(b)	1,250	1,226,562
Total							42,038,863
Total Municipal Bonds (cost $495,855,305)							536,983,807

	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date

SHORT-TERM INVESTMENTS 0.09%

Variable Rate Demand Notes 0.09%

General Obligation
NYC GO (cost $500,000)	0.01%	7/1/2021	12/1/2047	AA		500	500,000
Total Short-Term Investments (cost $500,000)							500,000
Total Investments in Municipal Bonds 99.23% (cost $496,355,305)							537,483,807
Other Assets and Liabilities - Net 0.77%							4,150,300
Net Assets 100.00%							$541,634,107

152	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND June 30, 2021

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2021, the total value of Rule 144A securities was $22,602,259, which represents 4.17% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2021.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Securities purchased on a when-issued basis.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$536,983,807	$–	$536,983,807
Short-Term Investments
Variable Rate Demand Notes	–	500,000	–	500,000
Total	$–	$537,483,807	$–	$537,483,807

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	153

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following eight funds (separately, a “Fund” and collectively, the “Funds”) their respective active share classes:

Funds

Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A, C, F, F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A, C, F, F3 and I
Lord Abbett National Tax-Free Income Fund (“National”)	A, C, F, F3 and I
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A, C, F, F3 and I
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)	A, C, F, F3 and I
Lord Abbett California Tax-Free Income Fund (“California”)	A, C, F, F3 and I
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A, F, F3 and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A, C, F, F3 and I

Short Duration, Intermediate, and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may

154

Notes to Schedule of Investments (unaudited)(continued)

use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

155

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2021, the Funds did not loan any securities.

156

QPHR-MUNI-3Q

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